GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 44.7%
Aerospace & Defense(a) – 0.8%
General Dynamics Corp.
$65,000	3.250%		04/01/25	$ 68,851
Howmet Aerospace, Inc.
1,160,000	3.000		01/15/29	1,157,100
Northrop Grumman Corp.
750,000	2.930		01/15/25	782,775
25,000	4.030		10/15/47	29,517
Raytheon Technologies Corp.
475,000	3.950		08/16/25	514,962
100,000	4.050		05/04/47	116,358
Spirit AeroSystems, Inc.(b)
495,000	7.500		04/15/25	520,369
The Boeing Co.
30,000	5.040		05/01/27	33,879
50,000	3.250		02/01/35	50,391
25,000	3.375		06/15/46	24,094
25,000	3.850		11/01/48	25,755
TransDigm, Inc.
166,000	6.250	(b)	03/15/26	172,225
575,000	6.375		06/15/26	590,094

				4,086,370

Agriculture – 0.3%
BAT Capital Corp.(a)
840,000	3.222		08/15/24	873,718
25,000	4.758		09/06/49	26,773
Cargill, Inc.(a)(b)
70,000	2.125		04/23/30	69,362
Reynolds American, Inc.
700,000	4.850		09/15/23	743,414

				1,713,267

Airlines(b) – 0.0%
Delta Air Lines, Inc.
30,000	7.000		05/01/25	34,350

Apparel(a) – 0.0%
NIKE, Inc.
10,000	2.400		03/27/25	10,357
65,000	3.250		03/27/40	70,763

				81,120

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 1.0%
BMW US Capital LLC(a)(b)
	$30,000	3.900%		04/09/25	$ 32,270
	30,000	3.625		04/18/29	33,155
Ford Motor Credit Co. LLC(a)
	476,000	2.700		08/10/26	480,000
	330,000	2.979		08/03/22	331,969
	650,000	4.140		02/15/23	666,167
	839,000	3.625		06/17/31	873,415
General Motors Co.
	425,000	5.400		10/02/23	455,162
	225,000	4.000		04/01/25	240,867
	35,000	6.600	(a)	04/01/36	47,261
	50,000	5.950	(a)	04/01/49	68,379
General Motors Financial Co., Inc.(a)
	300,000	4.300		07/13/25	323,406
	125,000	5.650		01/17/29	148,390
	500,000	2.350		01/08/31	485,555
Hyundai Capital America
	70,000	2.750		09/27/26	71,740
IHO Verwaltungs GmbH(a)(b)(c) (PIK 7.125%, Cash 6.375%)
	823,000	6.375		05/15/29	885,754
Lear Corp.(a)
	30,000	5.250		05/15/49	37,931
Toyota Motor Credit Corp.
	35,000	3.000		04/01/25	36,775

					5,218,196

Banks – 11.3%
ABN AMRO Bank NV(a)(d) (-1x 5 Year EUR Swap + 4.674%)
EUR	400,000	4.375		12/31/99	487,943
AIB Group PLC(b)
	$1,300,000	4.750		10/12/23	1,375,257
Banco do Brasil SA(a)(d) (10 Year CMT + 4.398%)
	200,000	6.250		12/31/99	198,538

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Mercantil del Norte SA/Grand Cayman(a)(b)(d) (5 year CMT + 4.643%)
$260,000	5.875%		12/31/99	$ 258,213
Banco Santander SA
800,000	2.746		05/28/25	827,528
600,000	4.250		04/11/27	659,592
200,000	2.749		12/03/30	195,590
Bank of America Corp.
425,000	4.200		08/26/24	455,413
1,300,000	3.248	(a)	10/21/27	1,385,930
925,000	4.183	(a)	11/25/27	1,012,579
100,000	6.110		01/29/37	134,600
(3M USD LIBOR + 0.640%)
40,000	2.015	(a)(d)	02/13/26	40,530
(3M USD LIBOR + 0.810%)
30,000	3.366	(a)(d)	01/23/26	31,581
(3M USD LIBOR + 0.970%)
65,000	3.458	(a)(d)	03/15/25	67,990
(3M USD LIBOR + 0.990%)
75,000	2.496	(a)(d)	02/13/31	75,272
(3M USD LIBOR + 1.190%)
525,000	2.884	(a)(d)	10/22/30	541,847
(3M USD LIBOR + 1.310%)
750,000	4.271	(a)(d)	07/23/29	836,085
(3M USD LIBOR + 1.512%)
35,000	3.705	(a)(d)	04/24/28	38,006
(3M USD LIBOR + 1.575%)
525,000	3.824	(a)(d)	01/20/28	568,916
(3M USD LIBOR + 1.814%)
30,000	4.244	(a)(d)	04/24/38	35,150
(5 year CMT + 1.200%)
475,000	2.482	(a)(d)	09/21/36	459,734
(SOFR + 1.530%)
600,000	1.898	(a)(d)	07/23/31	575,322
Bank of Montreal(a)(d) (SOFR + 0.603%)
70,000	0.949		01/22/27	67,936
Barclays PLC(a)(d)
(3M USD LIBOR + 1.400%)
1,275,000	4.610		02/15/23	1,280,406
(SOFR + 2.714%)
825,000	2.852		05/07/26	850,426
BNP Paribas SA(b)
1,750,000	3.500		03/01/23	1,801,607
550,000	3.375		01/09/25	578,281
(5 Year USD Swap + 4.149%)
200,000	6.625	(a)(d)	12/31/99	215,260
(SOFR + 1.004%)
725,000	1.323	(a)(d)	01/13/27	705,403
(SOFR + 2.074%)
350,000	2.219	(a)(d)	06/09/26	353,588

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BPCE SA(b)
	$1,025,000	4.000%		09/12/23	$ 1,072,560
	525,000	4.625		09/12/28	597,403
(SOFR + 1.730%)
	750,000	3.116	(a)(d)	10/19/32	750,195
CaixaBank SA(a)(d) (-1X 5 Year EUR Swap + 6.346%)
EUR	400,000	5.875		12/31/99	518,773
CIT Bank NA(a)(d) (SOFR + 1.715%)
	$600,000	2.969		09/27/25	617,682
Citigroup, Inc.
	780,000	3.500		05/15/23	806,614
	1,050,000	3.400		05/01/26	1,126,177
	125,000	4.300		11/20/26	138,323
	1,125,000	4.450		09/29/27	1,254,386
	475,000	4.125		07/25/28	522,091
(3M USD LIBOR + 0.897%)
	35,000	3.352	(a)(d)	04/24/25	36,561
(3M USD LIBOR + 1.023%)
	510,000	4.044	(a)(d)	06/01/24	531,930
(3M USD LIBOR + 1.563%)
	30,000	3.887	(a)(d)	01/10/28	32,529
(SOFR + 1.422%)
	550,000	2.976	(a)(d)	11/05/30	571,488
Citizens Financial Group, Inc.(a)
	65,000	2.850		07/27/26	67,768
Commerzbank AG(a)(d) (-1x 5 Year EUR Swap + 6.363%)
EUR	400,000	6.125		12/31/99	495,252
Credit Agricole SA(a)(b)(d)
(5 Year USD Swap + 4.319%)
	250,000	6.875		12/31/99	272,353
(SOFR + 1.676%)
	$375,000	1.907		06/16/26	375,851
Credit Suisse AG
	300,000	2.950		04/09/25	314,169
Credit Suisse Group AG
	307,000	4.550		04/17/26	338,084
	875,000	4.282	(a)(b)	01/09/28	951,729
Deutsche Bank AG
	65,000	4.100		01/13/26	69,897
(SOFR + 1.718%)
	525,000	3.035	(a)(d)	05/28/32	528,748
(SOFR + 1.870%)
	450,000	2.129	(a)(d)	11/24/26	449,433
(SOFR + 2.159%)
	300,000	2.222	(a)(d)	09/18/24	303,954
Fifth Third Bancorp(a)
	375,000	2.375		01/28/25	384,874

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First Horizon Corp.(a)
$700,000	3.550%		05/26/23	$ 721,511
700,000	4.000		05/26/25	748,972
Freedom Mortgage Corp.(a)(b)
508,000	7.625		05/01/26	513,080
HSBC Holdings PLC
200,000	4.950		03/31/30	234,520
(3M USD LIBOR + 1.000%)
450,000	1.160	(a)(d)	05/18/24	454,032
(3M USD LIBOR + 1.211%)
600,000	3.803	(a)(d)	03/11/25	630,030
(SOFR + 1.538%)
1,050,000	1.645	(a)(d)	04/18/26	1,042,702
Huntington Bancshares, Inc.(a)
825,000	4.000		05/15/25	887,848
ING Groep NV(a)(b)(d) (1 Year CMT + 1.100%)
950,000	1.400		07/01/26	939,350
JPMorgan Chase & Co.(a)
425,000	3.625		12/01/27	458,180
(3M USD LIBOR + 0.730%)
195,000	3.559	(d)	04/23/24	201,412
(3M USD LIBOR + 0.890%)
175,000	3.797	(d)	07/23/24	182,387
(3M USD LIBOR + 1.155%)
35,000	3.220	(d)	03/01/25	36,410
(3M USD LIBOR + 1.245%)
475,000	3.960	(d)	01/29/27	514,225
(3M USD LIBOR + 1.380%)
45,000	3.540	(d)	05/01/28	48,429
(3M USD LIBOR + 3.800%)
1,710,000	3.932	(d)	12/31/99	1,712,343
(SOFR + 1.160%)
570,000	2.301	(d)	10/15/25	582,665
(SOFR + 2.040%)
25,000	2.522	(d)	04/22/31	25,290
(SOFR + 2.515%)
275,000	2.956	(d)	05/13/31	284,595
(SOFR + 3.125%)
800,000	4.600	(d)	12/31/99	817,744
Macquarie Group Ltd.(a)(b)(d) (SOFR + 1.069%)
450,000	1.340		01/12/27	438,030
Mitsubishi UFJ Financial Group, Inc.
60,000	3.741		03/07/29	65,711
30,000	4.286		07/26/38	36,163
Morgan Stanley, Inc.
(SOFR + 1.360%)
750,000	2.484	(a)(d)	09/16/36	721,927
1,050,000	3.700		10/23/24	1,118,502
50,000	4.000		07/23/25	54,231
425,000	3.950		04/23/27	467,364

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
(3M USD LIBOR + 0.847%)
	$350,000	3.737	%(a)(d)	04/24/24	$ 362,243
(3M USD LIBOR + 1.400%)
	1,550,000	1.524	(a)(d)	10/24/23	1,563,438
(3M USD LIBOR + 1.628%)
	200,000	4.431	(a)(d)	01/23/30	227,746
(SOFR + 0.525%)
	70,000	0.790	(a)(d)	05/30/25	69,076
(SOFR + 1.034%)
	750,000	1.794	(a)(d)	02/13/32	710,707
(SOFR + 1.143%)
	725,000	2.699	(a)(d)	01/22/31	742,654
(SOFR + 1.152%)
	855,000	2.720	(a)(d)	07/22/25	881,334
Natwest Group PLC
	826,000	3.875		09/12/23	861,295
(3M USD LIBOR + 1.550%)
	850,000	4.519	(a)(d)	06/25/24	889,474
(3M USD LIBOR + 1.762%)
	225,000	4.269	(a)(d)	03/22/25	238,291
(5 Year CMT + 2.100%)
	200,000	3.754	(a)(d)	11/01/29	208,750
Standard Chartered PLC(a)(b)(d) (3M USD LIBOR + 1.150%)
	1,325,000	4.247		01/20/23	1,326,921
State Street Corp.(a)(d)
(3M USD LIBOR + 1.030%)
	60,000	4.141		12/03/29	68,137
(SOFR + 2.650%)
	25,000	3.152		03/30/31	27,039
The Bank of New York Mellon Corp.(a)(d) (3M USD LIBOR + 1.069%)
	60,000	3.442		02/07/28	64,770
The Bank of Nova Scotia
	70,000	2.200		02/03/25	71,698
The Toronto-Dominion Bank
	70,000	1.250		09/10/26	68,793
Truist Financial Corp.(a)(d) (SOFR + 0.609%)
	40,000	1.267		03/02/27	39,204
Turkiye Vakiflar Bankasi TAO
	200,000	8.125		03/28/24	199,913
	200,000	6.500	(b)	01/08/26	187,000
US Bancorp(a)
	60,000	3.150		04/27/27	64,350
(5 year CMT + 2.541%)
	650,000	3.700	(d)	12/31/99	652,106
Virgin Money UK PLC(a)(d) (5 year UK Government Bond + 8.307%)
GBP	325,000	9.250		12/31/99	489,301
Wells Fargo & Co.
	$1,975,000	3.000		10/23/26	2,077,246

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co. – (continued)
$600,000	4.300%		07/22/27	$ 670,674
75,000	4.150	(a)	01/24/29	83,858
(SOFR + 2.530%)
35,000	3.068	(a)(d)	04/30/41	35,808
Westpac Banking Corp.
65,000	2.350		02/19/25	67,106
(5 Year CMT + 2.000%)
300,000	4.110	(a)(d)	07/24/34	323,604

				56,453,536

Beverages – 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
325,000	4.700		02/01/36	392,581
575,000	4.900		02/01/46	728,335
Anheuser-Busch InBev Worldwide, Inc.
20,000	8.200		01/15/39	32,533
650,000	4.600	(a)	04/15/48	795,515
Constellation Brands, Inc.(a)
625,000	4.400		11/15/25	688,031
225,000	3.700		12/06/26	243,943
500,000	3.600		02/15/28	539,805
625,000	3.150		08/01/29	658,425
JDE Peet’s NV(a)(b)
375,000	1.375		01/15/27	361,913
Keurig Dr Pepper, Inc.(a)
377,000	4.057		05/25/23	392,898
PepsiCo., Inc.(a)
60,000	2.625		07/29/29	63,101
30,000	2.750		03/19/30	31,718
The Coca-Cola Co.
65,000	3.375		03/25/27	70,700

				4,999,498

Biotechnology(a) – 0.1%
Royalty Pharma PLC
425,000	1.200		09/02/25	417,452

Building Materials(a) – 0.5%
Carrier Global Corp.
1,125,000	2.493		02/15/27	1,154,947

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Cemex SAB de CV(b)
	$200,000	5.200%		09/17/30	$ 214,413
Martin Marietta Materials, Inc.
	750,000	3.200		07/15/51	759,637
Masco Corp.
	325,000	1.500		02/15/28	314,763

					2,443,760

Chemicals – 1.3%
Ashland LLC(a)(b)
	345,000	3.375		09/01/31	342,413
Ashland Services B.V.(a)
EUR	650,000	2.000		01/30/28	752,918
DuPont de Nemours, Inc.(a)
	$425,000	4.205		11/15/23	449,420
Ecolab, Inc.(a)
	30,000	4.800		03/24/30	35,996
Huntsman International LLC(a)
	350,000	4.500		05/01/29	387,853
	250,000	2.950		06/15/31	252,813
International Flavors & Fragrances, Inc.(a)
	650,000	1.832	(b)	10/15/27	639,821
	25,000	5.000		09/26/48	32,139
LYB International Finance B.V.
	25,000	5.250		07/15/43	32,100
OCP SA(a)(b)
	200,000	5.125		06/23/51	189,100
Sasol Financing USA LLC(a)
	310,000	5.875		03/27/24	322,803
SPCM SA(a)(b)
	590,000	3.375		03/15/30	584,100
The Dow Chemical Co.(a)
	30,000	3.600		11/15/50	32,529
The Sherwin-Williams Co.(a)
	500,000	3.450		06/01/27	541,830
	475,000	2.950		08/15/29	500,379
Tronox, Inc.(a)(b)
	990,000	4.625		03/15/29	982,575

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Valvoline, Inc.(a)(b)
$315,000	3.625%		06/15/31	$ 307,125

				6,385,914

Commercial Services(a) – 0.8%
CoStar Group, Inc.(b)
625,000	2.800		07/15/30	626,296
Global Payments, Inc.
375,000	2.650		02/15/25	385,673
MPH Acquisition Holdings LLC(b)
542,000	5.750		11/01/28	509,480
PayPal Holdings, Inc.
1,150,000	1.650		06/01/25	1,164,202
1,175,000	2.650		10/01/26	1,235,888
Quanta Services, Inc.
55,000	2.900		10/01/30	56,197

				3,977,736

Computers – 1.3%
Amdocs Ltd.(a)
350,000	2.538		06/15/30	348,117
Apple, Inc.
1,875,000	2.450	(a)	08/04/26	1,958,569
30,000	3.200	(a)	05/11/27	32,366
40,000	4.500	(a)	02/23/36	50,200
30,000	3.850		05/04/43	35,440
35,000	3.750	(a)	11/13/47	41,137
Dell International LLC/EMC Corp.(a)
160,000	5.450		06/15/23	168,974
275,000	5.850		07/15/25	311,930
325,000	6.020		06/15/26	376,594
50,000	5.300		10/01/29	58,734
50,000	6.200		07/15/30	63,203
25,000	8.350		07/15/46	41,869
Hewlett Packard Enterprise Co.(a)
1,300,000	4.450		10/02/23	1,372,280
969,000	4.900		10/15/25	1,075,348
HP, Inc.
30,000	3.400	(a)	06/17/30	31,689
35,000	6.000		09/15/41	46,623

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Kyndryl Holdings, Inc.(a)(b)
$475,000	2.050%		10/15/26	$ 463,201
NetApp, Inc.(a)
35,000	2.375		06/22/27	35,912

				6,512,186

Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
45,000	2.800		03/25/27	47,730

Diversified Financial Services – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,171,908
450,000	3.300	(a)	01/23/23	459,585
400,000	4.875	(a)	01/16/24	425,500
295,000	6.500	(a)	07/15/25	337,347
1,200,000	2.450	(a)	10/29/26	1,209,012
675,000	3.000	(a)	10/29/28	685,118
275,000	3.400	(a)	10/29/33	279,879
Air Lease Corp.
550,000	2.250		01/15/23	556,991
425,000	3.375	(a)	07/01/25	444,231
1,325,000	2.875	(a)	01/15/26	1,366,539
875,000	3.750	(a)	06/01/26	932,566
50,000	3.250	(a)	10/01/29	51,302
(5 year CMT + 3.149%)
750,000	4.125	(a)(d)	12/31/99	746,250
Aircastle Ltd.(a)
65,000	4.250		06/15/26	69,692
Ally Financial, Inc.(a)
275,000	1.450		10/02/23	275,954
American Express Co.(a)
165,000	2.500		07/30/24	170,433
Aviation Capital Group LLC(a)(b)
375,000	1.950		01/30/26	366,596
Avolon Holdings Funding Ltd.(a)(b)
425,000	3.950		07/01/24	445,166
725,000	2.875		02/15/25	740,116
175,000	4.250		04/15/26	186,398

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Blackstone Holdings Finance Co. LLC(a)(b)
$20,000	1.625%	08/05/28	$ 19,464
Capital One Financial Corp.(a)
320,000	3.300	10/30/24	337,322
Huarong Finance 2019 Co. Ltd.
280,000	3.750	05/29/24	282,800
Mastercard, Inc.(a)
250,000	3.300	03/26/27	270,360
Navient Corp.(a)
508,000	5.000	03/15/27	518,160
15,000	4.875	03/15/28	14,963
Raymond James Financial, Inc.(a)
75,000	4.650	04/01/30	86,907
The Charles Schwab Corp.(a)
60,000	4.200	03/24/25	65,262
55,000	3.300	04/01/27	59,030
Visa, Inc.(a)
60,000	4.150	12/14/35	71,837

			12,646,688

Electrical – 1.6%
Alliant Energy Finance LLC(a)(b)
375,000	3.750	06/15/23	388,200
Ameren Corp.(a)
125,000	3.500	01/15/31	135,319
Appalachian Power Co.(a)
30,000	3.700	05/01/50	32,573
Berkshire Hathaway Energy Co.(a)
225,000	3.250	04/15/28	241,369
400,000	3.700	07/15/30	444,120
Dominion Energy, Inc.(e)
675,000	3.071	08/15/24	699,442
Enel Finance International NV(a)(b)
975,000	1.875	07/12/28	950,986
Exelon Corp.(a)
325,000	4.050	04/15/30	362,164
50,000	4.700	04/15/50	63,041
Exelon Generation Co. LLC(a)
35,000	3.250	06/01/25	36,756

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Florida Power & Light Co.(a)
	$35,000	2.850%		04/01/25	$ 36,626
Greenko Power II Ltd.(a)(b)
	200,000	4.300		12/13/28	203,500
NextEra Energy Capital Holdings, Inc.(a)
	525,000	1.900		06/15/28	521,047
NRG Energy, Inc.(a)(b)
	675,000	3.750		06/15/24	705,328
Ohio Edison Co.
	25,000	6.875		07/15/36	35,755
Pacific Gas & Electric Co.(a)
	250,000	2.100		08/01/27	241,762
	125,000	3.300		08/01/40	116,310
PacifiCorp(a)
	30,000	4.150		02/15/50	35,575
Southern California Edison Co.(a)
	725,000	3.700		08/01/25	774,300
	450,000	4.200		03/01/29	502,555
	25,000	4.875		03/01/49	30,668
	50,000	3.650		02/01/50	53,435
Southern Power Co.(a)
	60,000	4.950		12/15/46	73,488
Southwestern Electric Power Co.(a)
	35,000	2.750		10/01/26	36,238
Vistra Operations Co. LLC(a)(b)
	1,175,000	3.550		07/15/24	1,211,601

					7,932,158

Electronics(a)(b) – 0.1%
Sensata Technologies, Inc.
	276,000	3.750		02/15/31	274,275

Engineering & Construction(a) – 0.4%
Cellnex Finance Co. SA
EUR	500,000	1.250		01/15/29	542,182
MasTec, Inc.(b)
	$610,000	4.500		08/15/28	632,875
Mexico City Airport Trust
	400,000	4.250		10/31/26	424,075
	250,000	3.875	(b)	04/30/28	258,719
	310,000	5.500	(b)	07/31/47	309,477

					2,167,328

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a)(b) – 0.1%
Caesars Entertainment, Inc.
$498,000	6.250%	07/01/25	$ 521,032

Environmental(a) – 0.1%
GFL Environmental, Inc.(b)
150,000	3.750	08/01/25	152,250
Waste Management, Inc.
250,000	1.150	03/15/28	238,378

			390,628

Food & Drug Retailing(a) – 0.2%
Kraft Heinz Foods Co.
150,000	3.750	04/01/30	161,383
Mondelez International, Inc.
20,000	2.750	04/13/30	20,723
Post Holdings, Inc.(b)
498,000	5.625	01/15/28	527,257
Sysco Corp.
75,000	6.600	04/01/40	109,274
30,000	4.500	04/01/46	35,041

			853,678

Gaming(a) – 0.2%
MGM Resorts International
310,000	6.750	05/01/25	325,112
438,000	4.750	10/15/28	453,330

			778,442

Gas(a) – 0.1%
NiSource, Inc.
100,000	3.600	05/01/30	108,029
The East Ohio Gas Co.(b)
150,000	1.300	06/15/25	148,038

			256,067

Healthcare Providers & Services – 1.0%
Abbott Laboratories(a)
25,000	4.750	11/30/36	31,917

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Baxter International, Inc.(a)(b)
$525,000	1.915%		02/01/27	$ 527,063
525,000	2.539		02/01/32	530,397
Centene Corp.(a)
1,270,000	3.000		10/15/30	1,290,637
CommonSpirit Health(a)
635,000	3.910		10/01/50	706,460
DENTSPLY SIRONA, Inc.(a)
350,000	3.250		06/01/30	369,555
DH Europe Finance II S.a.r.l.(a)
700,000	2.200		11/15/24	715,813
275,000	2.600		11/15/29	283,896
PerkinElmer, Inc.(a)
45,000	3.300		09/15/29	47,901
STERIS Irish FinCo UnLtd Co.(a)
525,000	2.700		03/15/31	531,153
Thermo Fisher Scientific, Inc.(a)
100,000	1.750		10/15/28	99,367
UnitedHealth Group, Inc.
35,000	3.450		01/15/27	38,140
25,000	4.250	(a)	06/15/48	30,957

				5,203,256

Household Products(a) – 0.0%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	10,306

Housewares(a)(b) – 0.1%
The Scotts Miracle-Gro Co.
524,000	4.000		04/01/31	518,760

Insurance – 1.2%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
536,000	4.250		02/15/29	519,920
American International Group, Inc.
100,000	4.125		02/15/24	106,192
1,075,000	3.900	(a)	04/01/26	1,167,020
375,000	4.200	(a)	04/01/28	419,497
250,000	3.400	(a)	06/30/30	271,055
Aon Corp./Aon Global Holdings PLC(a)
35,000	2.900		08/23/51	33,753

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Arch Capital Finance LLC(a)
$1,000,000	4.011%	12/15/26	$ 1,098,450
Arch Capital Group US, Inc.
250,000	5.144	11/01/43	325,628
Great-West Lifeco Finance 2018 LP(a)(b)
225,000	4.047	05/17/28	254,446
Marsh & McLennan Cos., Inc.(a)
575,000	4.375	03/15/29	656,696
Reinsurance Group of America, Inc.(a)
65,000	3.900	05/15/29	71,326
XLIT Ltd.
775,000	4.450	03/31/25	841,185

			5,765,168

Internet(a) – 0.6%
Amazon.com, Inc.
400,000	3.875	08/22/37	469,880
Booking Holdings, Inc.
40,000	4.625	04/13/30	46,631
eBay, Inc.
30,000	4.000	07/15/42	33,753
Expedia Group, Inc.
300,000	3.600	12/15/23	311,880
125,000	4.625	08/01/27	139,691
45,000	3.800	02/15/28	48,046
300,000	2.950	03/15/31	300,087
Match Group Holdings II LLC(b)
290,000	3.625	10/01/31	281,300
Netflix, Inc.(b)
425,000	4.875	06/15/30	495,809
Prosus NV(b)
200,000	4.027	08/03/50	190,438
200,000	3.832	02/08/51	186,000
Uber Technologies, Inc.(b)
650,000	7.500	05/15/25	684,937

			3,188,452

Iron/Steel – 0.2%
ArcelorMittal SA
440,000	4.250	07/16/29	482,275

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Steel Dynamics, Inc.(a)
$150,000	2.400%		06/15/25	$ 153,884
275,000	1.650		10/15/27	269,618
Vale Overseas Ltd.
134,000	6.250		08/10/26	154,795

				1,060,572

Lodging(a) – 0.5%
Hilton Domestic Operating Co., Inc.
969,000	4.875		01/15/30	1,035,619
3,000	4.000	(b)	05/01/31	3,053
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
522,000	5.000		06/01/29	535,050
Hyatt Hotels Corp.
475,000	1.800		10/01/24	475,673
Marriott Ownership Resorts, Inc.(b)
630,000	4.500		06/15/29	632,362

				2,681,757

Machinery-Diversified(a) – 0.0%
Otis Worldwide Corp.
175,000	2.293		04/05/27	178,437
25,000	2.565		02/15/30	25,353
Westinghouse Air Brake Technologies Corp.
15,000	4.950		09/15/28	17,050

				220,840

Media – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,012,000	4.500		02/01/24	1,075,817
425,000	4.908		07/23/25	468,112
40,000	6.384		10/23/35	51,814
50,000	5.375		04/01/38	59,589
Comcast Corp.
256,000	3.300	(a)	02/01/27	275,226
6,000	6.500		11/15/35	8,598
75,000	3.750	(a)	04/01/40	83,899
Cox Communications, Inc.(a)(b)
50,000	3.350		09/15/26	53,168

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CSC Holdings LLC(a)(b)
$243,000	3.375%	02/15/31	$ 227,509
DISH DBS Corp.
465,000	7.750	07/01/26	490,575
Fox Corp.(a)
300,000	4.030	01/25/24	316,878
NBCUniversal Media LLC
458,000	4.450	01/15/43	551,890
Sirius XM Radio, Inc.(a)(b)
230,000	3.125	09/01/26	229,425
201,000	3.875	09/01/31	196,729
The Walt Disney Co.
1,125,000	4.000	10/01/23	1,185,109
25,000	6.650	11/15/37	37,058
ViacomCBS, Inc.
60,000	4.375	03/15/43	68,243

			5,379,639

Mining – 1.1%
Freeport-McMoRan, Inc.(a)
1,415,000	4.625	08/01/30	1,514,050
Glencore Finance Canada Ltd.(b)
650,000	4.250	10/25/22	667,862
Glencore Funding LLC(a)(b)
1,800,000	4.125	03/12/24	1,893,240
450,000	1.625	04/27/26	441,913
65,000	4.000	03/27/27	70,181
250,000	2.625	09/23/31	242,658
Newcrest Finance Pty Ltd.(a)(b)
150,000	3.250	05/13/30	157,484
Teck Resources Ltd.(a)
250,000	3.900	07/15/30	268,987
Vedanta Resources Ltd.(a)
200,000	6.125	08/09/24	174,350

			5,430,725

Miscellaneous Manufacturing – 0.2%
GE Capital International Funding Co.
250,000	4.418	11/15/35	299,837
General Electric Co.
25,000	6.750	03/15/32	34,080
30,000	5.875	01/14/38	40,786

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
Hillenbrand, Inc.(a)
$780,000	3.750%		03/01/31	$ 780,000

				1,154,703

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
270,000	2.634		05/17/26	270,804
240,000	3.798		05/17/31	244,954

				515,758

Office(a)(b) – 0.2%
Xerox Holdings Corp.
970,000	5.000		08/15/25	1,020,925

Oil Field Services – 1.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.(a)
60,000	4.486		05/01/30	69,094
BP Capital Markets America, Inc.(a)
35,000	3.194		04/06/25	36,894
60,000	3.543		04/06/27	64,939
225,000	4.234		11/06/28	254,981
Canadian Natural Resources Ltd.(a)
65,000	3.850		06/01/27	69,885
Chevron Corp.(a)
60,000	1.995		05/11/27	61,031
ConocoPhillips(a)(b)
15,000	3.750		10/01/27	16,416
Devon Energy Corp.(a)
227,000	5.850		12/15/25	259,711
221,000	5.875		06/15/28	239,361
165,000	5.600		07/15/41	207,717
EQT Corp.(a)(b)
755,000	3.625		05/15/31	784,256
Exxon Mobil Corp.(a)
15,000	4.227		03/19/40	17,718
45,000	4.114		03/01/46	52,628
25,000	4.327		03/19/50	30,768
Gazprom PJSC Via Gaz Capital SA
230,000	5.150	(b)	02/11/26	246,307
240,000	7.288		08/16/37	319,125

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Gazprom PJSC Via Gaz Finance PLC(b)
$280,000	3.250%		02/25/30	$ 269,903
Halliburton Co.
2,000	3.800	(a)	11/15/25	2,159
50,000	6.700		09/15/38	68,788
KazMunayGas National Co. JSC
200,000	5.375		04/24/30	233,163
Lukoil Securities B.V.(b)
210,000	3.875		05/06/30	214,523
Lundin Energy Finance B.V.(a)(b)
600,000	2.000		07/15/26	597,186
Marathon Petroleum Corp.(a)
20,000	6.500		03/01/41	27,585
Petroleos de Venezuela SA(f)
4,280,000	6.000		10/28/22	139,100
1,110,000	5.375		04/12/27	41,625
Phillips 66(a)
100,000	3.850		04/09/25	106,706
200,000	1.300		02/15/26	196,346
Qatar Energy(a)(b)
410,000	3.300		07/12/51	421,275
Schlumberger Holdings Corp.(a)(b)
35,000	4.300		05/01/29	38,853
Schlumberger Investment SA(a)
40,000	2.650		06/26/30	40,977
Shell International Finance B.V.
20,000	6.375		12/15/38	29,253
Suncor Energy, Inc.
225,000	2.800		05/15/23	230,294
450,000	3.100	(a)	05/15/25	470,920
TotalEnergies Capital International SA(a)
10,000	3.127		05/29/50	10,275
Valero Energy Corp.(a)
350,000	2.850		04/15/25	363,608

				6,233,370

Packaging(a) – 0.3%
Ball Corp.
1,044,000	3.125		09/15/31	1,032,255

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a) – (continued)
Berry Global, Inc.
$375,000	1.570%	01/15/26	$ 367,031

			1,399,286

Pharmaceuticals – 1.8%
AbbVie, Inc.(a)
225,000	4.450	05/14/46	271,870
25,000	4.875	11/14/48	32,362
AstraZeneca PLC
45,000	6.450	09/15/37	66,348
Bausch Health Americas, Inc.(a)(b)
708,000	9.250	04/01/26	746,940
Bayer US Finance II LLC(a)(b)
950,000	3.875	12/15/23	993,339
Becton Dickinson & Co.(a)
580,000	3.700	06/06/27	632,449
Bristol-Myers Squibb Co.(a)
634,000	3.875	08/15/25	686,381
40,000	3.450	11/15/27	43,741
35,000	3.900	02/20/28	39,027
Cigna Corp.(a)
525,000	2.400	03/15/30	528,623
CVS Health Corp.(a)
950,000	3.375	08/12/24	998,469
450,000	3.875	07/20/25	484,025
150,000	5.125	07/20/45	195,038
Perrigo Finance Unlimited Co.(a)
750,000	4.375	03/15/26	799,687
Pfizer, Inc.(a)
750,000	3.450	03/15/29	827,100
PRA Health Sciences, Inc.(a)(b)
200,000	2.875	07/15/26	200,250
Prestige Brands, Inc.(a)(b)
635,000	3.750	04/01/31	614,363
Takeda Pharmaceutical Co. Ltd.(a)
680,000	2.050	03/31/30	662,932
Wyeth LLC
45,000	5.950	04/01/37	63,324

			8,886,268

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 2.2%
Cheniere Energy Partners LP(a)
$1,220,000	4.500%		10/01/29	$ 1,302,350
Enbridge, Inc.(a)
775,000	2.500		08/01/33	762,429
Energy Transfer LP(a)
875,000	4.200		09/15/23	913,701
200,000	4.250		04/01/24	210,312
550,000	5.250		04/15/29	631,900
Energy Transfer LP(a)
725,000	5.500		06/01/27	828,646
75,000	5.400		10/01/47	88,457
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	195,188
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,060,147
Kinder Morgan, Inc.
500	7.750		01/15/32	703
40,000	3.250	(a)	08/01/50	38,078
MPLX LP(a)
225,000	4.800		02/15/29	257,231
260,000	4.500		04/15/38	292,549
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	602,808
425,000	3.850		10/15/23	441,299
Sabine Pass Liquefaction LLC(a)
300,000	5.625		04/15/23	314,013
Spectra Energy Partners LP(a)
65,000	3.500		03/15/25	68,529
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
502,000	6.000		12/31/30	502,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,220,000	5.000		01/15/28	1,281,000
The Williams Cos., Inc.(a)
915,000	3.600		03/15/22	915,888
450,000	3.900		01/15/25	479,453

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
TransCanada PipeLines Ltd.
$20,000	7.625%	01/15/39	$ 31,139

			11,217,820

Real Estate Investment Trust(a) – 2.8%
Alexandria Real Estate Equities, Inc.
325,000	3.800	04/15/26	352,537
350,000	3.375	08/15/31	378,567
American Campus Communities Operating Partnership LP
800,000	3.750	04/15/23	822,096
American Homes 4 Rent LP
180,000	2.375	07/15/31	176,942
American Tower Corp.
925,000	3.375	05/15/24	966,773
Camden Property Trust
65,000	3.150	07/01/29	69,178
Crown Castle International Corp.
1,275,000	3.150	07/15/23	1,313,722
65,000	3.100	11/15/29	67,800
75,000	3.300	07/01/30	79,253
CubeSmart LP
575,000	2.500	02/15/32	573,844
Duke Realty LP
300,000	1.750	07/01/30	285,975
EPR Properties
30,000	4.500	06/01/27	31,685
Healthpeak Properties, Inc.
65,000	3.500	07/15/29	70,524
Host Hotels & Resorts LP
400,000	2.900	12/15/31	386,868
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	296,979
Kilroy Realty LP
500,000	4.750	12/15/28	573,945
Kimco Realty Corp.
70,000	2.250	12/01/31	68,222
MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc.(b)
813,000	3.875	02/15/29	855,682
MPT Operating Partnership LP/MPT Finance Corp.
782,000	3.500	03/15/31	790,798

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
National Retail Properties, Inc.
$235,000	3.900%	06/15/24	$ 248,369
400,000	4.000	11/15/25	433,988
Realty Income Corp.
800,000	4.625	11/01/25	887,376
200,000	3.400	01/15/28	215,866
400,000	2.850	12/15/32	416,044
Regency Centers LP
700,000	2.950	09/15/29	726,089
Simon Property Group LP
35,000	2.450	09/13/29	35,500
Spirit Realty LP
725,000	4.000	07/15/29	796,398
Trust Fibra Uno(b)
300,000	5.250	12/15/24	324,056
UDR, Inc.
150,000	2.100	08/01/32	143,444
VICI Properties LP/VICI Note Co., Inc.(b)
765,000	3.750	02/15/27	787,950
WP Carey, Inc.
155,000	4.600	04/01/24	164,771
105,000	4.000	02/01/25	111,936
425,000	3.850	07/15/29	469,838

			13,923,015

Retailing – 1.2%
7-Eleven, Inc.(a)(b)
700,000	1.300	02/10/28	665,924
Asbury Automotive Group, Inc.(a)
501,000	4.750	03/01/30	511,020
AutoNation, Inc.(a)
225,000	4.750	06/01/30	257,310
CK Hutchison International 20 Ltd.(a)(b)
200,000	2.500	05/08/30	202,320
Dollar Tree, Inc.(a)
525,000	4.000	05/15/25	564,244
IRB Holding Corp.(a)(b)
731,000	7.000	06/15/25	772,119
Lowe’s Cos, Inc.(a)
60,000	4.000	04/15/25	65,028
425,000	1.700	09/15/28	416,360

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Lowe’s Cos., Inc.(a)
$650,000	1.700%		10/15/30	$ 617,506
McDonald’s Corp.
45,000	3.500	(a)	07/01/27	48,888
30,000	6.300		03/01/38	42,750
75,000	4.450	(a)	09/01/48	92,465
Starbucks Corp.(a)
850,000	3.800		08/15/25	918,263
The Home Depot, Inc.
275,000	3.900	(a)	12/06/28	310,447
25,000	5.875		12/16/36	35,396
60,000	3.500	(a)	09/15/56	67,728
Tractor Supply Co.(a)
400,000	1.750		11/01/30	375,836
Walgreens Boots Alliance, Inc.(a)
60,000	4.100		04/15/50	67,326

				6,030,930

Semiconductors – 1.5%
Applied Materials, Inc.(a)
275,000	1.750		06/01/30	269,789
Broadcom, Inc.(a)(b)
225,000	3.419		04/15/33	234,893
2,331,000	3.137		11/15/35	2,343,145
650,000	3.500		02/15/41	661,875
Intel Corp.(a)
35,000	3.400		03/25/25	37,260
Lam Research Corp.(a)
375,000	1.900		06/15/30	368,644
Microchip Technology, Inc.
625,000	2.670		09/01/23	638,769
Micron Technology, Inc.(a)
350,000	2.703		04/15/32	351,421
70,000	3.477		11/01/51	71,394
NVIDIA Corp.(a)
35,000	1.550		06/15/28	34,551
40,000	3.500		04/01/40	44,898

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
$800,000	2.500%		05/11/31	$ 802,152
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
275,000	3.400		05/01/30	293,238
ON Semiconductor Corp.(a)(b)
860,000	3.875		09/01/28	881,500
QUALCOMM, Inc.(a)
35,000	4.650		05/20/35	43,524
TSMC Global Ltd.(a)(b)
200,000	2.250		04/23/31	198,160
Xilinx, Inc.(a)
70,000	2.375		06/01/30	70,916

				7,346,129

Software – 0.8%
Adobe, Inc.(a)
450,000	2.150		02/01/27	462,573
Citrix Systems, Inc.(a)
20,000	4.500		12/01/27	21,704
Clarivate Science Holdings Corp.(a)(b)
575,000	3.875		07/01/28	577,875
Fiserv, Inc.(a)
750,000	3.200		07/01/26	793,867
Intuit, Inc.(a)
175,000	1.350		07/15/27	171,481
Microsoft Corp.(a)
60,000	3.450		08/08/36	68,817
MSCI, Inc.(a)(b)
506,000	3.625		11/01/31	524,975
Oracle Corp.
65,000	3.800	(a)	11/15/37	67,727
50,000	5.375		07/15/40	60,798
ServiceNow, Inc.(a)
550,000	1.400		09/01/30	512,837
VMware, Inc.(a)
175,000	1.800		08/15/28	170,434
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b)
525,000	3.875		02/01/29	517,781

				3,950,869

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 2.8%
AT&T, Inc.(a)
$400,000	4.450%		04/01/24	$ 427,152
1,375,000	2.300		06/01/27	1,401,345
100,000	1.650		02/01/28	97,932
500,000	2.750		06/01/31	509,875
694,000	2.550		12/01/33	679,648
175,000	4.900		08/15/37	210,590
450,000	3.500		06/01/41	463,055
100,000	5.150		11/15/46	127,299
225,000	5.450		03/01/47	294,984
25,000	4.500		03/09/48	29,178
175,000	5.150		02/15/50	224,476
300,000	3.650		06/01/51	311,337
100,000	3.500		09/15/53	101,075
British Telecommunications PLC
25,000	9.625		12/15/30	36,762
Cisco Systems, Inc.
30,000	5.900		02/15/39	43,169
Level 3 Financing, Inc.(a)(b)
645,000	4.250		07/01/28	640,162
Motorola Solutions, Inc.(a)
35,000	2.750		05/24/31	35,087
Rogers Communications, Inc.(a)
65,000	3.700		11/15/49	68,412
T-Mobile USA, Inc.(a)
625,000	3.500		04/15/25	662,331
375,000	1.500		02/15/26	371,070
1,050,000	3.750		04/15/27	1,136,929
275,000	2.050		02/15/28	273,518
520,000	2.875		02/15/31	511,550
500,000	3.500		04/15/31	518,347
250,000	3.000		02/15/41	243,603
Verizon Communications, Inc.
1,265,000	2.100	(a)	03/22/28	1,268,858
630,000	4.329		09/21/28	716,512

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc. – (continued)
$575,000	3.150	%(a)	03/22/30	$ 607,786
800,000	2.550	(a)	03/21/31	808,136
1,004,000	2.355	(a)(b)	03/15/32	990,235
50,000	4.125		08/15/46	58,022
Vodafone Group PLC
25,000	6.150		02/27/37	33,969

				13,902,404

Transportation – 0.1%
Canadian National Railway Co.(a)
40,000	2.450		05/01/50	37,270
Canadian Pacific Railway Co.
200,000	2.050	(a)	03/05/30	197,656
325,000	2.450	(a)	12/02/31	330,775
40,000	5.950		05/15/37	54,840
United Parcel Service, Inc.(a)
35,000	3.900		04/01/25	37,810
25,000	5.300		04/01/50	36,982

				695,333

TOTAL CORPORATE OBLIGATIONS (Cost $218,598,836)				$223,927,696

Mortgage-Backed Obligations – 29.3%
Collateralized Mortgage Obligations – 4.3%
Interest Only(g) – 0.7%
FHLMC REMIC Series 4314, Class SE(d) (-1x 1M USD LIBOR + 6.050%)
$358,803	5.940%		03/15/44	$ 51,882
FHLMC REMIC Series 4583, Class ST(d) (-1x 1M USD LIBOR + 6.000%)
707,164	5.890		05/15/46	117,227
FHLMC REMIC Series 4905, Class SA(d) (-1x 1M USD LIBOR + 6.100%)
452,794	5.998		08/25/49	77,329
FHLMC REMIC Series 4980, Class KI
2,069,412	4.500		06/25/50	307,277
FHLMC REMIC Series 4989, Class EI
338,111	4.000		07/25/50	52,355
FHLMC REMIC Series 4998, Class GI
1,266,931	4.000		08/25/50	197,229

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FHLMC REMIC Series 5009, Class DI
$1,140,256	2.000%	09/25/50	$ 112,878
FHLMC REMIC Series 5020, Class IH
1,060,399	3.000	08/25/50	128,738
FNMA REMIC Series 2011-124, Class SC(d) (-1x 1M USD LIBOR + 6.550%)
159,380	6.448	12/25/41	26,633
FNMA REMIC Series 2012-5, Class SA(d) (-1x 1M USD LIBOR + 5.950%)
230,073	5.848	02/25/42	35,193
FNMA REMIC Series 2012-88, Class SB(d) (-1x 1M USD LIBOR + 6.670%)
162,158	6.568	07/25/42	24,022
FNMA REMIC Series 2014-6, Class SA(d) (-1x 1M USD LIBOR + 6.600%)
208,505	6.498	02/25/44	35,864
FNMA REMIC Series 2017-31, Class SG(d) (-1x 1M USD LIBOR + 6.100%)
545,132	5.998	05/25/47	97,978
FNMA REMIC Series 2017-86, Class SB(d) (-1x 1M USD LIBOR + 6.150%)
379,866	6.048	11/25/47	64,192
FNMA REMIC Series 2018-17, Class CS(d) (-1x 1M USD LIBOR + 3.450%)
715,882	2.500	03/25/48	40,848
FNMA REMIC Series 2020-49, Class KS(d) (-1x 1M USD LIBOR + 6.100%)
465,767	5.998	07/25/50	84,467
FNMA REMIC Series 2020-60, Class KI
1,069,151	2.000	09/25/50	109,721
FNMA REMIC Series 2020-62, Class GI
697,140	4.000	06/25/48	114,817
GNMA REMIC Series 2020-61, Class SW(d) (-1X 1M USD LIBOR + 6.050%)
542,351	5.946	08/20/49	70,824
GNMA REMIC Series 2010-20, Class SE(d) (-1x 1M USD LIBOR + 6.250%)
432,127	6.146	02/20/40	73,014
GNMA REMIC Series 2013-181, Class SA(d) (-1x 1M USD LIBOR + 6.100%)
260,656	5.996	11/20/43	45,273
GNMA REMIC Series 2014-132, Class SL(d) (-1x 1M USD LIBOR + 6.100%)
223,124	5.996	10/20/43	22,075

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2014-133, Class BS(d) (-1x 1M USD LIBOR + 5.600%)
$148,069	5.496%	09/20/44	$ 22,112
GNMA REMIC Series 2014-162, Class SA(d) (-1x 1M USD LIBOR + 5.600%)
123,849	5.496	11/20/44	18,089
GNMA REMIC Series 2015-111, Class IM
348,553	4.000	08/20/45	41,249
GNMA REMIC Series 2015-119, Class SN(d) (-1x 1M USD LIBOR + 6.250%)
164,179	6.146	08/20/45	27,048
GNMA REMIC Series 2015-123, Class SP(d) (-1x 1M USD LIBOR + 6.250%)
204,142	6.146	09/20/45	35,890
GNMA REMIC Series 2015-167, Class AS(d) (-1x 1M USD LIBOR + 6.250%)
124,454	6.146	11/20/45	19,883
GNMA REMIC Series 2015-168, Class SD(d) (-1x 1M USD LIBOR + 6.200%)
97,368	6.096	11/20/45	16,772
GNMA REMIC Series 2016-109, Class IH
491,265	4.000	10/20/45	55,234
GNMA REMIC Series 2016-27, Class IA
205,030	4.000	06/20/45	18,987
GNMA REMIC Series 2018-122, Class HS(d) (-1x 1M USD LIBOR + 6.200%)
519,215	6.096	09/20/48	83,058
GNMA REMIC Series 2018-122, Class SE(d) (-1x 1M USD LIBOR + 6.200%)
340,803	6.096	09/20/48	48,023
GNMA REMIC Series 2018-124, Class SN(d) (-1x 1M USD LIBOR + 6.200%)
473,941	6.096	09/20/48	74,993
GNMA REMIC Series 2018-137, Class SN(d ) (-1x 1M USD LIBOR + 6.150%)
383,640	6.046	10/20/48	53,734
GNMA REMIC Series 2018-139, Class SQ(d) (-1x 1M USD LIBOR + 6.150%)
269,673	6.046	10/20/48	34,467
GNMA REMIC Series 2019-1, Class SN(d) (-1x 1M USD LIBOR + 6.050%)
106,479	5.946	01/20/49	13,696
GNMA REMIC Series 2019-110, Class PS(d) (-1X 1M USD LIBOR + 6.050%)
236,043	5.946	09/20/49	38,863

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2019-151, Class IA
$1,189,833	3.500%	12/20/49	$ 142,981
GNMA REMIC Series 2019-151, Class NI
745,532	3.500	10/20/49	70,493
GNMA REMIC Series 2019-153, Class EI
1,491,048	4.000	12/20/49	203,792
GNMA REMIC Series 2019-20, Class SF(d) (-1x 1M USD LIBOR + 3.790%)
206,606	3.686	02/20/49	14,334
GNMA REMIC Series 2019-6, Class SA(d) (-1x 1M USD LIBOR + 6.050%)
116,424	5.946	01/20/49	16,427
GNMA REMIC Series 2019-69, Class S(d) (-1x 1M USD LIBOR + 3.270%)
774,851	3.166	06/20/49	43,912
GNMA REMIC Series 2019-97, Class SC(d) (-1x 1M USD LIBOR + 6.100%)
324,022	5.996	08/20/49	44,336
GNMA REMIC Series 2020-146, Class KI
1,674,986	2.500	10/20/50	151,943
GNMA REMIC Series 2020-151, Class MI
881,563	2.500	10/20/50	99,106
GNMA REMIC Series 2020-173, Class AI
449,529	2.500	11/20/50	23,163
GNMA REMIC Series 2020-21, Class SA(d) (-1x 1M USD LIBOR + 6.050%)
771,028	5.946	02/20/50	119,987
GNMA REMIC Series 2020-55, Class AS(d) (-1x 1M USD LIBOR + 6.050%)
705,014	5.946	04/20/50	111,696
GNMA REMIC Series 2020-61, Class GI
719,540	5.000	05/20/50	79,695
GNMA REMIC Series 2020-61, Class SF(d) (-1x 1M USD LIBOR + 6.440%)
279,247	6.336	07/20/43	48,440
GNMA REMIC Series 2020-78, Class DI
939,070	4.000	06/20/50	110,280

			3,772,519

Regular Floater(d) – 0.0%
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
60,271	0.552	07/25/41	61,046

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
$29,783	5.500%	08/25/35	$ 33,374
FNMA REMIC Series 2011-52, Class GB
228,701	5.000	06/25/41	252,368
FNMA REMIC Series 2012-111, Class B
20,528	7.000	10/25/42	23,434
FNMA REMIC Series 2012-153, Class B
55,491	7.000	07/25/42	65,657

			374,833

Sequential Floating Rate(d) – 3.5%
Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.500%)
1,530,807	0.602	11/25/36	1,371,094
Bellemeade Re Ltd. Series 2021-2A, Class M1B(b) (SOFR30A + 1.500%)
275,000	1.550	06/25/31	275,003
CIM Trust Series 2019-INV3, Class A15(b)
89,752	3.500	08/25/49	91,098
Connecticut Avenue Securities Trust Series 2021-R03, Class 1B1(b) (SOFR30A + 2.750%)
277,000	2.800	12/25/41	277,261
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
117,163	2.502	04/25/31	117,733
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
181,167	2.403	08/25/31	181,935
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2(b) (1M USD LIBOR + 2.050%)
24,543	2.153	01/25/40	24,642
Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2(b) (SOFR30A + 6.000%)
389,000	6.050	10/25/41	397,675
Countrywide Alternative Loan Trust Series 2007-OA6, Class A1A (1M USD LIBOR + 0.140%)
282,670	0.242	06/25/37	270,815
CSMC Series 2021-NQM8, Class A1(b)
170,000	1.841	10/25/66	169,860
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A (1M USD LIBOR + 0.200%)
576,410	0.303	08/25/47	543,827

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
Fannie Mae Connecticut Avenue Securities Series 2021-R02, Class 2B1(b) (SOFR30A + 3.300%)
$760,000	3.350%	11/25/41	$ 764,015
FHLMC STACR Debt Notes Series 2020-HQA5, Class B1(b) (SOFR30A + 4.000%)
451,000	4.050	11/25/50	470,967
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2(b) (SOFR30A + 2.600%)
199,662	2.650	11/25/50	201,593
FHLMC STACR REMIC Trust Series 2019-HQA4, Class B1(b) (1M USD LIBOR + 2.950%)
344,000	3.053	11/25/49	345,829
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2(b) (1M USD LIBOR + 1.700%)
347,672	1.803	01/25/50	348,574
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2(b) (1M USD LIBOR + 1.850%)
87,330	1.953	02/25/50	87,620
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(b) (1M USD LIBOR + 3.000%)
17,004	3.103	06/25/50	17,028
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(b) (1M USD LIBOR + 6.000%)
740,000	6.103	08/25/50	778,513
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(b) (1M USD LIBOR + 3.750%)
79,600	3.853	08/25/50	80,063
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(b) (SOFR30A + 4.800%)
1,006,000	4.850	10/25/50	1,064,413
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1(b) (1M USD LIBOR + 5.250%)
407,000	5.353	09/25/50	423,788
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(b) (1M USD LIBOR + 3.150%)
210,964	3.253	09/25/50	211,719
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1(b) (SOFR30A + 3.400%)
286,000	3.450	10/25/41	287,746
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B2(b) (SOFR30A + 7.500%)
150,000	7.550	10/25/41	155,905
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1(b) (SOFR30A + 3.000%)
800,000	3.050	08/25/33	801,732

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d)– (continued)
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(b) (SOFR30A + 2.050%)
	$520,000	2.100%	12/25/33	$ 521,328
FHLMC STACR Debt Notes Series 2021-DNA7, Class B1(b) (SOFR30A + 3.650%)
	350,000	3.700	11/25/41	355,520
FNMA Connecticut Avenue Securities Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
	53,112	5.353	10/25/23	55,205
FNMA Connecticut Avenue Securities Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
	297,682	4.503	01/25/24	308,322
FNMA Connecticut Avenue Securities Series 2014-C02, Class 1M2 (1M USD LIBOR + 2.600%)
	275,799	2.703	05/25/24	281,399
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	604,830	0.914	08/20/56	818,995
JPMorgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1M USD LIBOR + 0.320%)
	$153,033	0.422	12/25/36	146,761
JPMorgan Mortgage Trust Series 2021-6, Class A3(b)
	707,551	2.500	10/25/51	707,054
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(b)
	987,000	2.520	05/25/52	987,577
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	284,716	0.952	11/15/49	385,774
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1(b)
	$720,000	3.000	08/25/59	746,088
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2(b)
	760,000	2.500	11/25/60	763,092
Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
GBP	1,124,481	1.250	05/25/51	1,526,536
Verus Securitization Trust Series 2021-8, Class A1(b)
	$128,000	1.824	11/25/66	127,923
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)
	51,753	3.500	07/25/49	52,132

				17,544,154

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 21,752,552

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 1.1%
Sequential Fixed Rate – 0.7%
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D(b)
$500,000	3.000%	07/15/49	$ 459,358
BANK Series 2021-BN32, Class A5
1,000,000	2.643	04/15/54	1,036,841
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(b)
500,000	2.500	11/15/52	386,679
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(b)
350,000	3.000	09/10/50	327,945
DOLP Trust Series 2021-NYC, Class A(b)
1,100,000	2.956	05/10/41	1,144,296
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(b)
150,000	3.250	01/15/60	131,715

			3,486,834

Sequential Floating Rate(b) – 0.4%
BANK Series 2018-BN10, Class D
200,000	2.600	02/15/61	166,663
Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
150,000	3.492	02/15/50	136,965
BX Trust Series 2021-ARIA, Class F(d)(1M USD LIBOR + 2.594%)
1,450,000	2.704	10/15/36	1,448,499
CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(d)
250,000	4.924	11/15/51	250,197

			2,002,324

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 5,489,158

Federal Agencies – 23.9%
Adjustable Rate FHLMC(d) – 0.0%
$22,042	2.005%	09/01/35	$ 23,198

FHLMC – 0.6%
68,712	6.000	08/01/27	74,987
8,175	5.000	08/01/33	9,102
1,286	5.000	09/01/33	1,431
1,776	5.000	10/01/33	1,977
1,957	5.000	11/01/34	2,200
81,441	5.000	12/01/34	91,528
2,741	5.000	07/01/35	3,080
273	5.000	11/01/35	303
27,239	5.000	03/01/39	30,606
3,287	5.000	05/01/39	3,694

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC– (continued)
$7,989	5.000%	04/01/40	$ 8,957
1,595	5.000	08/01/40	1,788
21,083	4.000	02/01/41	22,982
732	5.000	04/01/41	822
1,414	5.000	06/01/41	1,587
526,145	4.000	03/01/48	563,459
516,195	4.000	04/01/48	549,628
1,432,540	4.500	08/01/48	1,570,845

			2,938,976

GNMA – 12.8%
22,446	5.500	11/15/32	24,978
10,908	5.500	01/15/33	12,065
24,897	5.500	02/15/33	28,020
26,957	5.500	03/15/33	30,285
27,803	5.500	07/15/33	31,079
9,095	5.500	08/15/33	10,036
7,260	5.500	09/15/33	8,047
10,506	5.500	04/15/34	11,515
7,337	5.500	05/15/34	7,968
113,653	5.500	09/15/34	128,913
121,270	5.500	12/15/34	137,612
76,971	5.500	01/15/35	87,655
189	5.500	05/15/36	205
3,538	4.000	02/20/41	3,813
5,496	4.000	11/20/41	5,925
920	4.000	01/20/42	992
2,949	4.000	04/20/42	3,186
1,861	4.000	10/20/42	2,011
484,638	4.000	08/20/43	523,623
2,760	4.000	03/20/44	2,982
3,353	4.000	05/20/44	3,622
233,677	4.000	11/20/44	252,328
55,563	4.000	12/20/44	59,997
15,379	4.000	05/20/45	16,592
56,543	4.000	07/20/45	60,950
308,436	4.000	01/20/46	332,090
1,720,852	3.500	04/20/47	1,806,151
1,640,872	3.500	12/20/47	1,722,206
1,121,145	4.500	05/20/48	1,193,411
1,673,462	4.500	08/20/48	1,778,975
211,453	5.000	08/20/48	226,187
1,179,354	4.500	09/20/48	1,253,345
1,475,978	5.000	10/20/48	1,578,367
859,947	5.000	11/20/48	919,534
852,710	5.000	12/20/48	911,662
1,849,044	4.500	01/20/49	1,962,738
1,585,171	5.000	01/20/49	1,694,763
718,903	4.000	02/20/49	758,647
1,529,578	4.500	02/20/49	1,623,389
912,946	4.000	03/20/49	962,775
40,071	4.500	03/20/49	42,513
132,667	5.000	03/20/49	141,787
651,777	4.000	05/20/49	687,148
947,998	3.000	08/20/49	984,419
484,126	4.500	10/20/49	513,288
492,135	4.500	12/20/49	521,934
2,703,158	3.500	03/20/50	2,816,963
1,875,087	3.500	02/20/51	1,952,397
103,544	3.500	03/20/51	107,859
1,990,778	3.000	11/20/51	2,067,241

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA– (continued)
$2,000,000	3.000%	12/20/51		$ 2,077,779
7,000,000	2.500	TBA-30yr	(h)	7,175,242
20,000,000	3.000	TBA-30yr	(h)	20,691,150
4,000,000	3.500	TBA-30yr	(h)	4,165,728

				64,124,087

UMBS – 5.3%
660	5.500	09/01/23		673
497	5.500	10/01/23		507
83	5.500	05/01/25		83
5,966	4.500	02/01/39		6,567
3,582	4.500	04/01/39		3,943
5,089	4.500	08/01/39		5,588
73,856	4.500	12/01/39		81,097
66,667	4.500	06/01/40		73,433
23,460	4.500	08/01/41		25,723
48,023	3.000	12/01/42		51,098
107,680	3.000	01/01/43		114,576
27,833	3.000	02/01/43		29,616
10,289	3.000	03/01/43		10,948
166,563	3.000	04/01/43		177,540
26,565	3.000	05/01/43		28,316
35,538	3.000	06/01/43		37,881
13,001	3.000	07/01/43		13,858
21,400	5.000	06/01/44		23,627
14,998	3.500	03/01/45		16,015
338,229	3.000	04/01/45		358,092
1,263,835	4.500	04/01/45		1,399,566
155,316	4.500	05/01/45		172,191
580,644	4.500	06/01/45		639,326
255,518	4.000	11/01/45		276,139
76,429	4.000	03/01/46		82,533
48,420	4.000	06/01/46		52,246
12,067	4.000	08/01/46		13,021
106,734	4.000	10/01/46		115,168
81,735	4.000	06/01/47		88,629
440,878	4.500	07/01/47		481,200
212,589	4.500	11/01/47		231,800
268,417	4.000	12/01/47		292,734
755,453	4.000	01/01/48		823,243
1,546,807	4.000	02/01/48		1,680,334
1,155,259	4.000	03/01/48		1,254,156
816,537	4.500	05/01/48		878,394
768,450	4.000	06/01/48		836,086
469,921	4.000	08/01/48		508,491
389,952	4.500	09/01/48		427,171
1,802,531	5.000	11/01/48		1,999,436
449,324	4.500	06/01/49		480,957
2,183,344	3.000	09/01/49		2,302,865
56,687	4.500	10/01/49		60,609
11,952	4.500	01/01/50		12,792
3,179,072	3.000	12/01/50		3,348,382
6,869,337	2.500	09/01/51		7,061,270

				26,577,920

UMBS, 30 Year, Single Family(h) – 5.2%
1,000,000	3.500	TBA-30yr		1,053,125

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(h) – (continued)
$5,000,000	2.000%	TBA-30yr	$ 4,987,969
9,000,000	2.500	TBA-30yr	9,189,848
7,000,000	3.000	TBA-30yr	7,254,570
3,000,000	4.500	TBA-30yr	3,215,625

			25,701,137

TOTAL FEDERAL AGENCIES			$119,365,318

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $144,256,362)			$146,607,028

Agency Debenture – 0.6%
Federal Farm Credit Banks Funding Corp.
$3,120,000	1.700%	04/23/35	$ 2,996,854
(Cost $2,985,583)

Asset-Backed Securities – 10.3%
Collateralized Loan Obligations – 8.5%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b)(d) (3M USD LIBOR + 1.300%)
$1,300,000	1.424%	01/15/33	$ 1,300,277
Bain Capital Credit CLO Ltd. Series 2017-2A, Class AR2(b)(d) (3M USD LIBOR + 1.180%)
3,900,000	1.304	07/25/34	3,902,426
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(b)(d) (3M USD LIBOR + 1.090%)
2,009,000	1.222	04/20/31	2,004,632
Cathedral Lake VII Ltd. Series 2021-7RA, Class C(b)(d) (3M USD LIBOR + 2.570%)
1,000,000	2.694	01/15/32	986,394
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b)(d) (3M USD LIBOR + 4.280%)
1,000,000	4.404	01/15/32	1,000,008
CBAM Ltd. Series 2017-2A, Class AR(b)(d) (3M USD LIBOR + 1.190%)
2,000,000	1.312	07/17/34	2,001,536
CFIP CLO, Ltd. Series 2017-1A, Class DR(b)(d) (3M USD LIBOR + 3.820%)
2,500,000	3.905	10/18/34	2,439,592
Dryden 68 CLO, Ltd. Series 19-68A, Class AR(b)(d) (3M USD LIBOR + 1.170%)
2,200,000	1.294	07/15/35	2,201,012
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1(b)(d) (3M USD LIBOR + 1.860%)
2,350,000	1.992	07/20/31	2,350,761
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(b)(d) (3M USD LIBOR + 1.450%)
1,675,000	1.579	11/30/32	1,678,444
ICG US CLO Ltd. Series 2017-1A, Class ARR(b)(d) (3M USD LIBOR + 1.170%)
1,300,000	1.306	07/28/34	1,299,996

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Magnetite XXIV Ltd. Series 2019-24A, Class A(b)(d) (3M USD LIBOR + 1.330%)
$2,000,000	1.454%	01/15/33	$ 2,000,144
Marble Point CLO XIV Ltd. Series 2018-2A, Class A1R(b)(d) (3M USD LIBOR + 1.280%)
2,900,000	1.412	01/20/32	2,901,285
MidOcean Credit CLO Series 2018-8X, Class A2(d) (3M USD LIBOR + 1.300%)
500,000	1.460	02/20/31	499,803
MidOcean Credit CLO VI Series 2016-6A, Class D1R(b)(d) (3M USD LIBOR + 3.520%)
800,000	3.652	04/20/33	785,694
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)(d)
199,017	3.015	07/25/59	203,635
Mountain View CLO LLC Series 2016-1A, Class AR(b)(d) (3M USD LIBOR + 1.360%)
1,200,000	1.487	04/14/33	1,200,133
OZLM Ltd.Series 2015-14A, Class CRR(b)(d) (3M USD LIBOR + 3.390%)
1,300,000	3.514	07/15/34	1,267,009
Steele Creek CLO Ltd. Series 2019-1A, Class D(b)(d) (3M USD LIBOR + 4.100%)
1,350,000	4.224	04/15/32	1,329,529
TCW CLO AMR Ltd. Series 2019-1A, Class DR(b)(d) (3M USD LIBOR + 3.670%)
1,200,000	3.825	08/16/34	1,191,906
Towd Point Mortgage Trust Series 2017-3, Class B2(b)(d)
100,000	3.844	07/25/57	105,422
Tralee CLO V Ltd. Series 2018-5A, Class DR(b)(d) (3M USD LIBOR + 3.810%)
2,600,000	4.120	10/20/34	2,467,475
Trysail CLO Ltd. Series 2021-1A, Class A1(b)(d) (3M USD LIBOR + 1.320%)
3,900,000	1.452	07/20/32	3,900,000
Wellfleet CLO X Ltd. Series 2019-XA, Class A1R(b)(d) (3M USD LIBOR + 1.170%)
2,375,000	1.302	07/20/32	2,374,995
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b)(d) (3M USD LIBOR + 1.350%)
1,275,000	1.486	07/28/32	1,273,540

			42,665,648

Home Equity(d) – 0.5%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1M USD LIBOR + 0.675%)
420,357	0.777	10/25/35	416,363

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity(d) – (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
$609	0.722%	01/25/32	$ 589
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
12,061	7.000	09/25/37	12,126
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	0.702	11/25/32	226
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
767,071	0.332	04/25/37	751,997
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.440%)
2,600,882	0.542	04/25/37	891,924
Soundview Home Loan Trust Series 2007-NS1, Class A3 (1M USD LIBOR + 0.200%)
285,005	0.302	01/25/37	284,466

			2,357,691

Student Loan(d) – 1.3%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
423,789	0.342	09/26/33	409,190
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,078,478	1.153	12/27/66	3,102,368
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,078,697	1.253	09/25/65	1,097,071
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
98,607	0.244	01/25/27	98,360
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
618,320	0.264	10/25/28	615,923
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
380,050	1.774	07/25/22	384,211
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
628,645	1.824	07/25/23	631,505

			6,338,628

TOTAL ASSET-BACKED SECURITIES (Cost $51,350,743)			$ 51,361,967

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 1.4%
Sovereign – 1.4%
Dominican Republic(b)
	$150,000	4.500%		01/30/30	$ 152,700
	200,000	5.875		01/30/60	192,100
Israel Government AID Bond(i)
	40,000	5.500		09/18/33	54,987
Republic of Brazil
	200,000	3.875		06/12/30	194,100
Republic of Colombia(a)
	230,000	3.000		01/30/30	209,990
	330,000	3.125		04/15/31	297,268
	470,000	4.125		05/15/51	382,404
Republic of Ecuador(b)(j)
	41,572	0.000		07/31/30	23,163
Republic of Egypt(b)
	620,000	8.875		05/29/50	560,914
Republic of Indonesia
	200,000	3.850		10/15/30	224,350
Republic of Ivory Coast
	120,000	4.875		01/30/32	131,480
	200,000	6.125		06/15/33	210,600
	130,000	6.625		03/22/48	147,015
Republic of Nigeria
	290,000	7.143		02/23/30	284,577
	680,000	7.875		02/16/32	668,134
	200,000	7.696		02/23/38	184,260
Republic of Peru(a)
	20,000	2.780		12/01/60	17,566
	100,000	3.230	(k)	07/28/21	86,019
Republic of Romania
EUR	20,000	2.875		03/11/29	24,222
	500,000	3.624	(b)	05/26/30	616,213
	$130,000	3.000	(b)	02/14/31	131,729
EUR	70,000	2.000	(b)	01/28/32	73,893
	80,000	3.375	(b)	01/28/50	86,025
	70,000	3.375		01/28/50	75,272
	$230,000	4.000	(b)	02/14/51	229,402

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Turkey
	$200,000	5.950%		01/15/31	$ 177,500
	200,000	5.875		06/26/31	176,000
Ukraine Government Bond
EUR	100,000	4.375		01/27/30	91,421
	$430,000	7.253	(b)	03/15/33	377,325
United Mexican States
	200,000	4.500		04/22/29	223,162
	624,000	3.771	(a)	05/24/61	575,172

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $7,277,238)					$ 6,878,963

Municipal Debt Obligations – 1.0%
California(a) – 0.3%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$ 350,459
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874		06/01/40	1,287,989

					1,638,448

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010(a)
	115,000	6.630		02/01/35	140,502
	730,000	7.350		07/01/35	918,923
Illinois State GO Bonds Taxable-Pension Series 2003
	530,000	5.100		06/01/33	612,619

					1,672,044

New York(a) – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
	800,000	5.175		11/15/49	1,095,139
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
	375,000	4.810		10/15/65	514,508

					1,609,647

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
$250,000	6.270%	02/15/50	$ 357,273

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,168,945)			$ 5,277,412

U.S. Treasury Obligations – 19.7%
United States Treasury Bonds(l)
$1,100,000	3.625%	02/15/44	$ 1,432,062
54,780,000	1.250	05/15/50	46,571,559
United States Treasury Notes
12,390,000	1.375	12/31/28	12,337,730
4,490,000	1.250 (l)	08/15/31	4,391,080
United States Treasury Notes
290,000	0.875	06/30/26	285,469
12,720,000	1.250	12/31/26	12,711,056
21,040,000	1.250	06/30/28	20,831,244

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,467,452)			$ 98,560,200

Shares	Dividend Rate	Value

Investment Company(m) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,425,342	0.026%	$ 7,425,342
(Cost $7,425,342)

TOTAL INVESTMENTS – 108.5% (Cost $532,530,501)		$543,035,462

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.5)%		(42,661,380)

NET ASSETS – 100.0%		$500,374,082

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2021.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $57,733,257 which represents approximately 11.5% of the Fund’s net assets as of December 31, 2021.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $54,987, which represents approximately 0.0% of the Fund’s net assets as of December 31, 2021.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Actual maturity date is July 28, 2121.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	12,281,608	USD	8,702,761	03/16/22	$234,501
	CAD	1,296,371	USD	1,004,758	03/16/22	19,910
	CHF	413,383	EUR	398,000	03/16/22	736
	CHF	4,221,261	USD	4,592,582	03/16/22	49,292
	CNH	18,748,076	USD	2,918,958	03/16/22	15,543
	CZK	39,123,745	USD	1,727,455	03/16/22	50,129
	EUR	10,279,041	USD	11,620,456	02/10/22	91,688
	EUR	2,206,282	USD	2,498,805	03/16/22	17,009
	GBP	663,261	EUR	780,959	03/16/22	6,931
	GBP	314,377	USD	424,795	01/21/22	709
	HUF	143,685,600	USD	437,000	03/16/22	2,405
	IDR	10,920,811,705	USD	758,548	02/10/22	7,449
	ILS	2,826,084	USD	898,507	03/16/22	11,128
	MXN	18,656,157	USD	880,302	03/16/22	18,650
	NOK	12,538,403	USD	1,386,885	03/16/22	34,858
	NZD	640,622	EUR	383,009	03/16/22	1,475
	NZD	3,834,924	USD	2,614,931	03/16/22	8,356
	PLN	7,145,873	USD	1,742,705	03/16/22	20,674
	SEK	15,339,491	USD	1,688,433	03/16/22	10,209
	THB	5,781,602	USD	172,900	03/16/22	127
	TRY	14,253,886	USD	960,921	03/16/22	48,128
	TRY	7,801,327	USD	499,589	06/14/22	15,944
	TWD	22,314,833	USD	803,443	01/19/22	2,576
	USD	1,043,079	AUD	1,408,477	01/31/22	18,241
	USD	1,673,877	CAD	2,082,981	01/31/22	27,239
	USD	629,958	CLP	518,487,331	02/07/22	24,660
	USD	5,319,614	GBP	3,862,922	01/21/22	91,220
	USD	474,221	HUF	154,193,921	03/16/22	2,680
	USD	1,554,834	JPY	176,967,271	02/16/22	15,844
	USD	2,867,186	JPY	324,680,970	03/16/22	42,758
	USD	2,579,990	KRW	3,052,992,709	02/10/22	15,419
	USD	1,968,072	NOK	16,414,244	01/25/22	105,058
	USD	775,961	NZD	1,114,217	02/16/22	13,339
	USD	1,797,217	RUB	133,827,397	02/10/22	23,227
	USD	5,020,051	SEK	43,030,812	01/20/22	257,235
	USD	1,334,566	SEK	12,011,619	03/16/22	4,440
	USD	1,771,000	TRY	17,089,265	06/14/22	641,694
	USD	4,415,884	TWD	122,110,981	01/19/22	5,195
	USD	88,657	ZAR	1,424,245	03/16/22	240
	ZAR	12,410,907	USD	769,282	03/16/22	1,186

TOTAL						$1,958,102

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)
December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	605,486	GBP	327,014	03/16/22	$(1,871)
	AUD	798,256	USD	591,166	01/31/22	(10,338)
	CAD	1,011,000	USD	812,436	01/31/22	(13,221)
	CLP	705,922,318	USD	874,648	02/07/22	(50,531)
	EUR	1,535,559	CHF	1,605,342	03/16/22	(14,311)
	EUR	794,479	CNH	5,793,740	03/16/22	(911)
	EUR	396,535	CZK	10,094,398	03/16/22	(6,471)
	EUR	380,861	GBP	327,146	03/16/22	(8,364)
	EUR	568,442	PLN	2,640,748	03/16/22	(3,463)
	GBP	1,581,744	USD	2,178,214	01/21/22	(37,352)
	JPY	164,632,535	USD	1,446,461	02/16/22	(14,739)
	JPY	147,813,008	USD	1,303,937	03/16/22	(18,099)
	KRW	1,597,799,372	USD	1,345,447	02/10/22	(3,266)
	NOK	2,474,350	USD	288,083	01/25/22	(7,244)
	RUB	131,292,431	USD	1,820,800	02/10/22	(80,413)
	SEK	3,488,922	EUR	340,229	03/16/22	(1,610)
	SEK	39,781,000	USD	4,640,500	01/20/22	(237,387)
	TRY	10,826,909	USD	827,755	03/16/22	(61,305)
	TRY	9,287,938	USD	886,000	06/14/22	(272,228)
	TWD	49,183,088	USD	1,778,961	01/19/22	(2,452)
	USD	1,089,766	AUD	1,530,035	03/16/22	(23,633)
	USD	2,774,113	CAD	3,548,316	03/16/22	(30,522)
	USD	618,807	CHF	564,524	01/25/22	(1,139)
	USD	91,684	CHF	84,031	03/16/22	(720)
	USD	1,759,776	CNH	11,289,919	03/16/22	(7,354)
	USD	15,316,476	EUR	13,549,179	02/10/22	(121,729)
	USD	8,019,669	EUR	7,050,875	03/16/22	(20,408)
	USD	5,745,249	GBP	4,310,750	03/16/22	(87,595)
	USD	1,553,209	ILS	4,910,936	03/16/22	(27,480)
	USD	1,313,789	INR	100,214,625	01/18/22	(28,743)
	USD	813,972	MXN	17,562,523	03/16/22	(32,283)
	USD	1,143,490	NOK	10,362,743	03/16/22	(31,552)
	USD	1,680,579	NZD	2,489,843	03/16/22	(22,602)
	USD	433,383	PLN	1,777,606	03/16/22	(5,275)
	USD	870,278	RUB	65,980,536	02/10/22	(4,347)
	USD	1,500,457	SEK	13,618,081	03/16/22	(7,564)
	USD	2,204,221	TRY	33,288,231	03/16/22	(152,293)
	USD	879,714	TWD	24,511,472	01/19/22	(5,648)
	USD	871,232	ZAR	14,240,609	02/03/22	(18,146)
	ZAR	15,514,709	USD	978,412	01/24/22	(8,207)

TOTAL						$(1,482,816)

FORWARD SALES CONTRACTS — At December 31, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	2.000%	TBA-30yr	01/20/22	$(3,000,000)	$(3,028,906)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	12/07/21	(4,000,000)	(4,207,188)

TOTAL (Proceeds Receivable: $7,234,766)					$(7,236,094)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	261	03/31/22	$56,942,860	$(49,815)
10 Year U.S. Treasury Notes	420	03/22/22	54,796,875	396,252
20 Year U.S. Treasury Bonds	246	03/22/22	39,467,625	35,100

Total				$381,537

Short position contracts:
Ultra Long U.S. Treasury Bonds	(56)	03/22/22	(11,039,000)	(51,153)
Ultra 10 Year U.S. Treasury Notes	(133)	03/22/22	(19,476,187)	(280,764)
5 Year U.S. Treasury Notes	(24)	03/31/22	(2,903,438)	23

Total				$(331,894)

TOTAL FUTURES CONTRACTS				$49,643

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	0.500%(b)	09/15/22	NZD	153,950		$(589,617)	$(608,461)	$18,844
3M NZDOR(a)	1.250(b)	12/15/22		7,470		(19,158)	(7,878)	(11,280)
1M BID Avg(c)	10.565(c)	01/02/23	BRL	4,010		(4,174)	—	(4,174)
1M BID Avg(c)	12.400(c)	01/02/23		3,560		6,705	(190)	6,895
5.800%(c)	1M BID Avg(c)	01/02/23		9,300		73,817	5,401	68,416
1M BID Avg(c)	7.200(c)	01/02/23		10,250		(64,902)	654	(65,556)
3M AUDOR(a)	0.190(a)	02/22/23	AUD	72,920	(d)	(177,064)	(1,120,978)	943,914
3M CNY(a)	2.500(a)	09/15/23	CNY	35,120		27,643	19,451	8,192
6M EURO(e)	(0.250)(e)	11/03/23	EUR	27,870	(d)	28,595	37,391	(8,796)
0.500(e)	3M SOFR(e)	12/15/23		$11,040	(d)	45,821	30,555	15,266
1.000(b)	6M CDOR(b)	12/15/23	CAD	7,530		56,753	(7,602)	64,355
11.814(f)	1M BID Avg(f)	01/02/24	BRL	700		(2,006)	—	(2,006)
11.905(f)	1M BID Avg(f)	01/02/24		725		(2,145)	—	(2,145)
7.200(f)	Mexico IB TIIE 28D(f)	03/13/24	MXN	80,520	(d)	24,817	1,160	23,657
3M STIBOR(a)	0.500(e)	03/16/24	SEK	117,200	(d)	29,711	24,248	5,463
1.500(a)	3M KWCDC(a)	03/16/24	KRW	2,168,550	(d)	12,067	5,909	6,158
0.250(e)	3M SOFR(e)	03/16/24		$8,070	(d)	100,616	78,732	21,884
3M JIBAR(a)	5.650(a)	03/16/24	ZAR	1,270	(d)	(23)	191	(214)
3.150(e)	6M WIBOR(b)	03/16/24	PLN	3,984	(d)	18,580	737	17,843
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$41,260		9,473	13,848	(4,375)
6M EURO(e)	(0.295)(e)	12/09/24	EUR	9,280	(d)	(22,393)	4,147	(26,540)
6M CDOR(b)	1.560(b)	08/22/25	CAD	12,250	(d)	(104,488)	5,675	(110,163)
3M CNY(a)	2.750(a)	09/15/26	CNY	9,760		26,363	9,405	16,958
(0.175)(e)	6M EURO(e)	12/09/26	EUR	20,400	(d)	100,914	3,733	97,181
3M CNY(a)	2.500(a)	12/15/26	CNY	3,420		3,288	(3,417)	6,705
1M BID Avg(f)	11.230(f)	01/04/27	BRL	4,350		18,726	(9,932)	28,658
8.495(c)	1M BID Avg(c)	01/04/27		2,790		22,894	(16,506)	39,400
7.400(f)	Mexico IB TIIE 28D(f)	03/10/27	MXN	34,020	(d)	6,746	(9,341)	16,087
6M CHFOR(e)	(0.250)(e)	03/16/27	CHF	1,580	(d)	(5,442)	(3,115)	(2,327)
3M STIBOR(a)	0.750(e)	03/16/27	SEK	95,020	(d)	(7,143)	63,568	(70,711)
6M AUDOR(b)	1.250(b)	03/16/27	AUD	57,670	(d)	(1,008,750)	(989,212)	(19,538)
3M NZDOR(a)	2.750(b)	03/16/27	NZD	13,550	(d)	54,456	59,861	(5,405)
2.000(e)	3M NIBOR(b)	03/16/27	NOK	46,870	(d)	(22,460)	(44,072)	21,612
1.000(e)	3M SOFR(e)	03/16/27		$19,210	(d)	160,357	131,719	28,638
1.750(b)	6M CDOR(b)	03/16/27	CAD	13,910	(d)	63,136	89,049	(25,913)
(0.250)(e)	6M EURO(b)	03/16/27	EUR	9,110	(d)	91,455	19,546	71,909
0.500(e)	6M GBP(e)	03/16/27	GBP	15,970	(d)	599,594	409,932	189,662
0.000(e)	6M JYOR(e)	03/16/27	JPY	2,781,490	(d)	(11,902)	(39,408)	27,506
3.250(e)	6M WIBOR(b)	03/16/27	PLN	4,475	(d)	27,747	14,787	12,960
6M EURO(b)	0.200(e)	11/03/27	EUR	2,010	(d)	3,600	(35,348)	38,948
0.000(e)	6M EURO(e)	11/03/27		6,490	(d)	(20,824)	(58,689)	37,865
0.015(e)	6M EURO(b)	12/13/27		890	(d)	8,751	5,255	3,496
1.680(b)	6M CDOR(b)	08/22/28	CAD	9,790	(d)	114,058	(9,945)	124,003
2.130(e)	3M NIBOR(b)	05/11/31	NOK	56,630	(d)	(50,265)	(205,149)	154,884
1.750(a)	3M KWCDC(a)	09/15/31	KRW	622,730		4,831	17,051	(12,220)
3M NZDOR(a)	3.000(b)	09/16/31	NZD	2,340	(d)	17,791	18,779	(988)
3M SOFR(e)	1.530(e)	09/22/31		$7,560	(d)	4,938	955	3,983
6M CDOR(b)	2.500(b)	10/14/31	CAD	6,500	(d)	88,254	30,210	58,044
6M EURO(b)	0.500(e)	11/26/31	EUR	13,040	(d)	(57,533)	114,656	(172,189)
6M EURO(e)	0.140(e)	12/09/31		3,650	(d)	(44,523)	(90)	(44,433)
7.400(f)	Mexico IB TIIE 28D(f)	03/03/32	MXN	6,620	(d)	4,177	(903)	5,080
6M CHFOR(e)	0.250(e)	03/16/32	CHF	4,250	(d)	65,251	61,713	3,538
6M EURO(b)	0.250(e)	03/16/32	EUR	3,140	(d)	(29,657)	6,520	(36,177)
3M STIBOR(a)	1.000(e)	03/16/32	SEK	65,120	(d)	(407)	114,803	(115,210)
3M SOFR(e)	1.500(e)	03/16/32		$5,910	(d)	85,820	115,460	(29,640)
3M NIBOR(b)	2.000(e)	03/16/32	NOK	13,790	(d)	11,019	41,173	(30,154)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M AUDOR(b)	2.000%(b)	03/16/32	AUD	7,960	(d)	$(18,295)	$5,879	$(24,174)
2.750%(b)	3M NZDOR(a)	03/16/32	NZD	4,750	(d)	(19,770)	(36,863)	17,093
1.500(e)	3M SOFR(e)	03/16/32		$1,360	(d)	(19,749)	(14,133)	(5,616)
2.000(b)	6M CDOR(b)	03/16/32	CAD	8,120	(d)	4,009	12,142	(8,133)
0.250(e)	6M EURO(b)	03/16/32	EUR	8,480	(d)	80,093	27,520	52,573
0.750(e)	6M GBP(e)	03/16/32	GBP	10,410	(d)	283,389	(4,244)	287,633
0.000(e)	6M JYOR(e)	03/16/32	JPY	374,520	(d)	27,405	14,699	12,706
3.100(e)	6M WIBOR(b)	03/16/32	PLN	2,725	(d)	26,716	(1,309)	28,025
3M JIBAR(a)	7.600(a)	03/16/32	ZAR	7,375	(d)	1,822	347	1,475
6M EURO(b)	0.500(e)	03/17/32	EUR	13,570	(d)	(84,002)	20,342	(104,344)
3M STIBOR(a)	1.000(e)	03/17/32	SEK	18,230	(d)	(23,573)	(14,484)	(9,089)
6M AUDOR(b)	2.000(b)	03/17/32	AUD	1,890	(d)	(21,158)	(54,574)	33,416
1.500(e)	3M SOFR(e)	03/17/32		$8,340	(d)	14,202	5,962	8,240
2.000(b)	6M CDOR(b)	03/17/32	CAD	3,390	(d)	18,477	14,315	4,162
1.000(e)	6M GBP(e)	03/17/32	GBP	4,980	(d)	(47,766)	(190,601)	142,835
6M CDOR(b)	2.100(b)	12/18/33	CAD	2,730	(d)	(8,549)	13,687	(22,236)
1.630(e)	3M SOFR(e)	09/22/36		$9,070	(d)	19,076	2,999	16,077
0.750(e)	6M EURO(b)	11/26/41	EUR	6,660	(d)	40,488	(151,886)	192,374
6M CDOR(b)	2.250(b)	12/15/51	CAD	3,160		93,185	(3,310)	96,495
1.750(e)	3M SOFR(e)	03/16/52		$1,960	(d)	(137,756)	(167,986)	30,230

TOTAL						$2,132	$(2,135,460)	$2,137,592

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Payments made at maturity.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.
(e)	Payments made annually.
(f)	Payments made monthly.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund		Credit Spread at December 31, 2021(c)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000	)%(a)	0.087%	Citibank NA	06/20/22	$80	$(373)	$(112)	$(261)
People’s Republic of China, 7.500%, 10/28/27	(1.000	)(a)	0.087	JPMorgan Securities, Inc.	06/20/22	140	(653)	(143)	(510)
Protection Sold:
Markit CMBX Series 8	3.000	(b)	8.605	Citibank NA	10/17/57	1,250	(168,802)	(190,474)	21,672
Markit CMBX Series 8	3.000	(b)	8.605	Citibank NA	10/17/57	700	(94,529)	(187,015)	92,486
Markit CMBX Series 11	3.000	(b)	3.952	JPMorgan Securities, Inc.	11/18/54	350	(16,366)	(104,589)	88,223
Markit CMBX Series 10	3.000	(b)	5.156	MS & Co. Int. PLC	11/17/59	600	(53,182)	(110,569)	57,387
Markit CMBX Series 11	3.000	(b)	3.952	MS & Co. Int. PLC	11/18/54	1,000	(46,761)	(274,319)	227,558

TOTAL							$(380,666)	$(867,221)	$486,555

(a)	Payments made quarterly.
(b)	Payments made monthly.
(c)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.EM Index 36	1.000%	1.867%	12/20/26	$6,290	$(250,171)	$(208,347)	$(41,824)
CDX.NA.IG Index 28	1.000	0.211	06/20/22	11,100	45,227	35,746	9,481
General Electric Co. 2.700%, 10/09/22	1.000	0.633	06/20/26	1,525	24,981	18,566	6,415
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.273	06/20/24	825	15,120	6,871	8,249
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.367	06/20/24	2,430	38,818	3,699	35,119
State of Qatar, 9.750%, 06/15/30	1.000	0.217	06/20/24	210	4,146	2,266	1,880
State of Qatar, 9.750%, 06/15/30	1.000	0.243	12/20/24	100	2,281	1,253	1,028
The Boeing Co., 8.750%, 08/15/21	1.000	0.731	06/20/24	500	3,470	5,354	(1,884)

TOTAL					$(116,128)	$(134,592)	$18,464

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	0.420%	10/10/2022	16,880,000	$16,880,000	$6,774	$36,542	$(29,768)
1Y IRS	Citibank NA	0.459	10/10/2022	15,430,000	15,430,000	6,948	33,730	(26,782)
1Y IRS	Citibank NA	0.516	11/15/2022	16,920,000	16,920,000	10,290	39,732	(29,442)
6M IRS	Citibank NA	0.465	02/22/2022	15,260,000	15,260,000	443	19,430	(18,987)
6M IRS	Citibank NA	0.605	01/07/2022	14,860,000	14,860,000	1	43,058	(43,057)
6M IRS	Citibank NA	0.855	03/23/2022	15,520,000	15,520,000	8,479	70,685	(62,206)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	13,890,000	13,890,000	3,232	26,535	(23,303)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	18,160,000	18,160,000	4,471	35,345	(30,874)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	9,580,000	9,580,000	23,188	85,478	(62,290)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,200,000	10,200,000	16,508	103,239	(86,731)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	15,410,000	15,410,000	10,198	36,290	(26,092)
9M IRS	UBS AG (London)	1.160	10/11/2022	18,170,000	18,170,000	58,207	71,196	(12,989)

Total purchased option contracts				180,280,000	$180,280,000	$148,739	$601,260	$(452,521)

Written option contracts
Calls
1M IRS	Citibank NA	0.115	01/13/2022	(3,350,000)	(3,350,000)	(532)	(22,871)	22,339
1M IRS	Citibank NA	0.137	01/20/2022	(3,440,000)	(3,440,000)	(1,780)	(21,745)	19,965
1Y IRS	Citibank N	0.015	12/09/2022	(3,990,000)	(3,990,000)	(31,928)	(55,431)	23,503
1Y IRS	Citibank NA	0.379	10/10/2022	(1,740,000)	(1,740,000)	(17,200)	(36,543)	19,343
1Y IRS	Citibank NA	0.425	10/10/2022	(1,580,000)	(1,580,000)	(17,533)	(33,762)	16,229
1Y IRS	Citibank NA	0.553	11/15/2022	(1,750,000)	(1,750,000)	(29,750)	(39,777)	10,027
1Y IRS	Citibank NA	1.252	12/13/2022	(11,300,000)	(11,300,000)	(28,813)	(35,426)	6,613
1Y IRS	Citibank NA	1.290	12/12/2022	(22,800,000)	(22,800,000)	(62,918)	(72,960)	10,042
1Y IRS	Citibank NA	1.296	12/15/2022	(11,900,000)	(11,900,000)	(32,950)	(37,307)	4,357
6M IRS	Citibank NA	0.849	02/22/2022	(4,820,000)	(4,820,000)	(518)	(19,435)	18,917
6M IRS	Citibank NA	1.124	01/07/2022	(4,820,000)	(4,820,000)	(2)	(42,999)	42,997
6M IRS	Citibank NA	1.406	03/23/2022	(5,040,000)	(5,040,000)	(31,770)	(70,677)	38,907
1M IRS	Deutsche Bank AG (London)	1.265	01/13/2022	(3,700,000)	(3,700,000)	(12,630)	(31,912)	19,282
1Y IRS	Deutsche Bank AG (London)	0.223	11/01/2022	(1,930,000)	(1,930,000)	(27,985)	(32,363)	4,378
1M IRS	JPMorgan Securities, Inc.	0.178	01/06/2022	(3,350,000)	(3,350,000)	(248)	(28,578)	28,330
1M IRS	JPMorgan Securities, Inc.	0.308	01/31/2022	(3,390,000)	(3,390,000)	(23,671)	(26,261)	2,590
1Y IRS	JPMorgan Securities, Inc.	0.130	11/01/2022	(2,170,000)	(2,170,000)	(24,305)	(40,413)	16,108
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(1,440,000)	(1,440,000)	(11,833)	(26,658)	14,825
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(1,870,000)	(1,870,000)	(17,051)	(35,269)	18,218
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(5,050,000)	(5,050,000)	(47,187)	(85,518)	38,331
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(31,463)	(103,884)	72,421
1M IRS	Morgan Stanley & Co.	1.283	01/06/2022	(3,700,000)	(3,700,000)	(8,685)	(36,075)	27,390
1M IRS	MS & Co. Int. PLC	1.300	01/24/2022	(3,700,000)	(3,700,000)	(20,806)	(32,791)	11,985
1M IRS	MS & Co. Int. PLC	1.370	01/31/2022	(3,700,000)	(3,700,000)	(37,147)	(32,976)	(4,171)
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(1,590,000)	(1,590,000)	(30,048)	(36,243)	6,195
1Y IRS	UBS AG (London)	0.130	11/01/2022	(6,510,000)	(6,510,000)	(72,913)	(110,448)	37,535
9M IRS	UBS AG (London)	0.850	10/11/2022	(1,910,000)	(1,910,000)	(55,813)	(77,629)	21,816

				(122,540,000)	$(122,540,000)	$(677,479)	$(1,225,951)	$548,472

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
1M IRS	Citibank NA	0.115%	01/13/2022	(3,350,000)	$(3,350,000)	$(75,528)	$(22,871)	$(52,657)
1M IRS	Citibank NA	0.137	01/20/2022	(3,440,000)	(3,440,000)	(71,212)	(21,745)	(49,467)
1Y IRS	Citibank NA	0.015	12/09/2022	(3,990,000)	(3,990,000)	(71,455)	(54,728)	(16,727)
1Y IRS	Citibank NA	1.252	12/13/2022	(11,300,000)	(11,300,000)	(35,954)	(35,426)	(528)
1Y IRS	Citibank NA	1.290	12/12/2022	(22,800,000)	(22,800,000)	(68,362)	(72,960)	4,598
1Y IRS	Citibank NA	1.296	12/15/2022	(11,900,000)	(11,900,000)	(36,141)	(37,307)	1,166
1M IRS	Deutsche Bank AG (London)	1.265	01/13/2022	(3,700,000)	(3,700,000)	(32,405)	(31,913)	(492)
1Y IRS	Deutsche Bank AG (London)	0.223	11/01/2022	(1,930,000)	(1,930,000)	(22,038)	(32,363)	10,325
1M IRS	JPMorgan Securities, Inc.	0.178	01/06/2022	(3,350,000)	(3,350,000)	(50,054)	(28,578)	(21,476)
1M IRS	JPMorgan Securities, Inc.	0.308	01/31/2022	(3,390,000)	(3,390,000)	(27,037)	(26,261)	(776)
1Y IRS	JPMorgan Securities, Inc.	0.130	11/01/2022	(2,170,000)	(2,170,000)	(29,204)	(20,332)	(8,872)
1M IRS	Morgan Stanley & Co.	1.283	01/06/2022	(3,700,000)	(3,700,000)	(21,032)	(36,075)	15,043
1M IRS	MS & Co. Int. PLC	1.300	01/24/2022	(3,700,000)	(3,700,000)	(34,050)	(32,791)	(1,259)
1M IRS	MS & Co. Int. PLC	1.370	01/31/2022	(3,700,000)	(3,700,000)	(26,914)	(32,976)	6,062
1Y IRS	UBS AG (London)	0.130	11/01/2022	(6,510,000)	(6,510,000)	(87,612)	(60,411)	(27,201)

				(88,930,000)	$(88,930,000)	$(688,998)	$(546,737)	$(142,261)

Total written option contracts				(211,470,000)	$(211,470,000)	$(1,366,477)	$(1,772,688)	$406,211

TOTAL				(31,190,000)	$(31,190,000)	$(1,217,738)	$(1,171,428)	$(46,310)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put ZAR	JPMorgan Securities, Inc.	$16.450	01/20/2022	1,796,000	$1,796,000	$9,375	$10,902	$(1,527)

Written option contracts
Puts
Put USD/Call ZAR	JPMorgan Securities, Inc.	15.450	01/20/2022	(1,796,000)	(1,796,000)	(4,896)	(11,782)	6,886

TOTAL				—	$—	$4,479	$(880)	$5,359

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Years Interest Rate Swaptions
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.EM Index 36	— CDX North America Emerging Markets Index 36
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 37.7%
Aerospace & Defense(a) – 0.7%
Northrop Grumman Corp.
$1,925,000	2.930%		01/15/25	$ 2,009,123
2,750,000	3.250		01/15/28	2,940,492
Raytheon Technologies Corp.
1,775,000	3.950		08/16/25	1,924,331
775,000	4.125		11/16/28	867,279
550,000	4.050		05/04/47	639,969
The Boeing Co.
1,575,000	3.450		11/01/28	1,653,120
300,000	3.250		02/01/35	302,349
275,000	3.375		06/15/46	265,037
100,000	3.625		03/01/48	99,348
100,000	3.850		11/01/48	103,018
2,725,000	5.805		05/01/50	3,688,887

				14,492,953

Agriculture(a) – 0.2%
BAT Capital Corp.
1,685,000	3.222		08/15/24	1,752,636
2,550,000	2.259		03/25/28	2,487,627
425,000	4.758		09/06/49	455,149

				4,695,412

Automotive – 0.4%
General Motors Co.
1,425,000	5.400		10/02/23	1,526,132
550,000	4.000		04/01/25	588,786
200,000	5.950	(a)	04/01/49	273,516
General Motors Financial Co., Inc.(a)
3,200,000	1.500		06/10/26	3,150,464
General Motors Financial Co., Inc.(a)
675,000	4.300		07/13/25	727,664
300,000	5.650		01/17/29	356,136
2,825,000	2.350		01/08/31	2,743,386

				9,366,084

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 9.9%
ABN AMRO Bank NV(a)(b) (-1x 5 Year EUR Swap + 4.674%)
EUR	1,600,000	4.375%		12/31/99	$ 1,951,771
Banco Santander SA
	$2,400,000	2.746		05/28/25	2,482,584
	400,000	4.250		04/11/27	439,728
	800,000	3.306		06/27/29	850,216
	800,000	2.749		12/03/30	782,360
Bank of America Corp.
	4,810,000	4.200		08/26/24	5,154,204
	5,000,000	4.183	(a)	11/25/27	5,473,400
	350,000	6.110		01/29/37	471,100
(3M USD LIBOR + 0.990%)
	225,000	2.496	(a)(b)	02/13/31	225,815
(3M USD LIBOR + 1.190%)
	1,325,000	2.884	(a)(b)	10/22/30	1,367,519
(3M USD LIBOR + 1.370%)
	1,550,000	3.593	(a)(b)	07/21/28	1,668,312
(SOFR + 1.220%)
	2,695,000	2.299	(a)(b)	07/21/32	2,646,571
(SOFR + 1.370%)
	5,725,000	1.922	(a)(b)	10/24/31	5,486,725
(SOFR + 1.530%)
	3,725,000	1.898	(a)(b)	07/23/31	3,571,791
(SOFR + 2.150%)
	5,225,000	2.592	(a)(b)	04/29/31	5,275,682
Barclays PLC(a)(b)
(3M USD LIBOR + 1.400%)
	2,725,000	4.610		02/15/23	2,736,554
(SOFR + 2.714%)
	2,600,000	2.852		05/07/26	2,680,132
BNP Paribas SA(c)
	3,825,000	3.500		03/01/23	3,937,799
	900,000	3.375		01/09/25	946,278
(5 Year USD Swap + 4.149%)
	650,000	6.625	(a)(b)	12/31/99	699,595
(SOFR + 1.004%)
	3,025,000	1.323	(a)(b)	01/13/27	2,943,234
(SOFR + 2.074%)
	1,325,000	2.219	(a)(b)	06/09/26	1,338,581
BPCE SA(c)
	2,250,000	4.000		09/12/23	2,354,400
	1,150,000	4.625		09/12/28	1,308,597
(SOFR + 1.312%)
	1,650,000	2.277	(a)(b)	01/20/32	1,589,841
(SOFR + 1.520%)
	1,675,000	1.652	(a)(b)	10/06/26	1,651,483
(SOFR + 1.730%)
	3,100,000	3.116	(a)(b)	10/19/32	3,100,806

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Capital One NA(a)
$1,700,000	2.650%		08/08/22	$ 1,718,547
CIT Bank NA(a)(b) (SOFR + 1.715%)
1,500,000	2.969		09/27/25	1,544,205
CIT Group, Inc.(a)
224,000	4.750		02/16/24	236,880
Citigroup, Inc.
2,595,000	3.500		05/15/23	2,683,541
2,500,000	4.600		03/09/26	2,760,475
3,175,000	3.400		05/01/26	3,405,346
2,450,000	4.450		09/29/27	2,731,774
4,925,000	4.125		07/25/28	5,413,264
(3M USD LIBOR + 1.023%)
1,795,000	4.044	(a)(b)	06/01/24	1,872,185
(SOFR + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,428,721
Credit Agricole SA(c)
1,050,000	3.250		10/04/24	1,102,658
(5 Year USD Swap + 4.319%)
600,000	6.875	(a)(b)	12/31/99	653,646
(SOFR + 1.676%)
1,275,000	1.907	(a)(b)	06/16/26	1,277,894
Credit Suisse AG
1,175,000	2.950		04/09/25	1,230,495
4,135,000	1.250		08/07/26	4,032,204
Credit Suisse Group AG
683,000	4.550		04/17/26	752,154
1,400,000	4.282	(a)(c)	01/09/28	1,522,766
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(c)	01/12/29	1,792,686
(SOFR + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,570,632
(SOFR + 3.730%)
1,925,000	4.194	(a)(b)(c)	04/01/31	2,123,872
Deutsche Bank AG(a)(b)
(SOFR + 1.718%)
2,095,000	3.035		05/28/32	2,109,958
(SOFR + 1.870%)
1,725,000	2.129		11/24/26	1,722,827
(SOFR + 2.159%)
1,075,000	2.222		09/18/24	1,089,169
Fifth Third Bancorp(a)
1,235,000	2.375		01/28/25	1,267,518

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
$600,000	4.950%		03/31/30	$ 703,560
(3M USD LIBOR + 1.000%)
850,000	1.160	(a)(b)	05/18/24	857,616
(3M USD LIBOR + 1.055%)
1,200,000	3.262	(a)(b)	03/13/23	1,205,532
(3M USD LIBOR + 1.211%)
1,625,000	3.803	(a)(b)	03/11/25	1,706,331
(SOFR + 1.538%)
3,625,000	1.645	(a)(b)	04/18/26	3,599,806
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,748,793
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
3,400,000	1.400		07/01/26	3,361,886
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 0.730%)
640,000	3.559		04/23/24	661,043
(3M USD LIBOR + 0.890%)
650,000	3.797		07/23/24	677,437
(3M USD LIBOR + 1.000%)
3,025,000	4.023		12/05/24	3,186,323
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,462,869
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,329,203
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	906,288
(3M USD LIBOR + 3.800%)
2,250,000	3.932		12/29/49	2,253,083
(SOFR + 2.040%)
100,000	2.522		04/22/31	101,159
(SOFR + 2.515%)
925,000	2.956		05/13/31	957,273
(SOFR + 3.125%)
2,350,000	4.600		12/31/99	2,402,123
(SOFR + 3.790%)
275,000	4.493		03/24/31	318,359
Macquarie Bank Ltd.(a)(b)(c) (5 year CMT + 1.700%)
2,550,000	3.052		03/03/36	2,504,151
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
1,900,000	1.340		01/12/27	1,849,460
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,924,077
Morgan Stanley, Inc.(a)(b) (SOFR + 1.360%)
3,175,000	2.484		09/16/36	3,056,160
Morgan Stanley, Inc.
2,200,000	4.875		11/01/22	2,274,844
525,000	3.875		04/29/24	557,020
3,300,000	3.700		10/23/24	3,515,292
700,000	4.000		07/23/25	759,234
4,000,000	3.950		04/23/27	4,398,720

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
(3M USD LIBOR + 0.847%)
$550,000	3.737	%(a)(b)	04/24/24	$ 569,239
(3M USD LIBOR + 1.628%)
325,000	4.431	(a)(b)	01/23/30	370,087
(SOFR + 0.720%)
5,100,000	0.985	(a)(b)	12/10/26	4,947,357
(SOFR + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,487,476
(SOFR + 1.143%)
8,575,000	2.699	(a)(b)	01/22/31	8,783,801
(SOFR + 1.152%)
1,050,000	2.720	(a)(b)	07/22/25	1,082,340
(SOFR + 3.120%)
1,325,000	3.622	(a)(b)	04/01/31	1,445,376
Natwest Group PLC
1,336,000	3.875		09/12/23	1,393,087
(3M USD LIBOR + 1.480%)
1,883,000	3.498	(a)(b)	05/15/23	1,900,003
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(b)	06/25/24	2,197,524
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(b)	03/22/25	423,628
(5 Year CMT + 2.100%)
500,000	3.754	(a)(b)	11/01/29	521,875
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
3,008,000	4.247		01/20/23	3,012,362
State Street Corp.(a)(b) (SOFR + 2.650%)
100,000	3.152		03/30/31	108,157
Truist Bank(a)
1,250,000	2.250		03/11/30	1,247,788
UBS Group AG(c)
2,550,000	4.125		09/24/25	2,760,604
US Bancorp(a)(b) (5 year CMT + 2.541%)
2,750,000	3.700		12/31/99	2,758,910
Wells Fargo & Co.
1,135,000	3.750	(a)	01/24/24	1,192,499
2,700,000	3.000		10/23/26	2,839,779
4,150,000	4.300		07/22/27	4,638,828
Westpac Banking Corp.(a)(b) (5 Year CMT + 2.000%)
700,000	4.110		07/24/34	755,076

				204,891,933

Beverages – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
850,000	4.700		02/01/36	1,026,749
6,675,000	4.900		02/01/46	8,455,022

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc.
$1,200,000	4.750	%(a)	01/23/29	$ 1,397,220
400,000	4.950		01/15/42	502,004
1,700,000	4.600	(a)	04/15/48	2,080,579
Bacardi Ltd.(a)(c)
1,500,000	5.300		05/15/48	1,972,575
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,513,669
625,000	3.700		12/06/26	677,619
1,075,000	3.600		02/15/28	1,160,581
1,425,000	3.150		08/01/29	1,501,209
JDE Peet’s NV(a)(c)
1,650,000	1.375		01/15/27	1,592,415
Keurig Dr Pepper, Inc.(a)
704,000	4.057		05/25/23	733,687
225,000	5.085		05/25/48	294,064

				22,907,393

Biotechnology(a) – 0.1%
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,448,804

Building Materials(a) – 0.4%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,464,843
Martin Marietta Materials, Inc.
3,125,000	3.200		07/15/51	3,165,156
Masco Corp.
1,300,000	1.500		02/15/28	1,259,050

				7,889,049

Chemicals(a) – 0.7%
DuPont de Nemours, Inc.
925,000	4.205		11/15/23	978,150
975,000	4.493		11/15/25	1,077,336
75,000	5.419		11/15/48	104,858
Ecolab, Inc.
364,000	2.750		08/18/55	357,663
Huntsman International LLC
850,000	4.500		05/01/29	941,929
950,000	2.950		06/15/31	960,687

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
International Flavors & Fragrances, Inc.(c)
$2,300,000	1.832%		10/15/27	$ 2,263,982
4,025,000	2.300		11/01/30	3,951,624
950,000	3.268		11/15/40	970,862
The Sherwin-Williams Co.
325,000	3.125		06/01/24	339,609
1,900,000	3.450		06/01/27	2,058,954

				14,005,654

Commercial Services – 1.0%
Ashtead Capital, Inc.(a)(c)
650,000	1.500		08/12/26	637,364
1,000,000	2.450		08/12/31	974,560
CoStar Group, Inc.(a)(c)
2,225,000	2.800		07/15/30	2,229,612
DP World Ltd.(c)
100,000	6.850		07/02/37	131,519
DP World Ltd.
200,000	5.625		09/25/48	245,250
Emory University(a)
4,015,000	2.143		09/01/30	4,070,563
Global Payments, Inc.(a)
875,000	2.650		02/15/25	899,902
IHS Markit Ltd.(a)
2,800,000	4.000	(c)	03/01/26	3,029,572
1,775,000	4.250		05/01/29	2,016,844
PayPal Holdings, Inc.(a)
3,825,000	1.650		06/01/25	3,872,239
3,000,000	2.650		10/01/26	3,155,460
The University of Chicago
320,000	5.420		10/01/30	381,744

				21,644,629

Computers(a) – 1.0%
Amdocs Ltd.
1,225,000	2.538		06/15/30	1,218,410
Apple, Inc.
4,050,000	2.450		08/04/26	4,230,508

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Dell International LLC/EMC Corp.
$433,000	5.450%		06/15/23	$ 457,287
875,000	5.850		07/15/25	992,504
2,351,000	6.020		06/15/26	2,724,221
176,000	5.300		10/01/29	206,745
200,000	6.200		07/15/30	252,814
540,000	8.100		07/15/36	824,218
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,437,560
4,325,000	4.450		10/02/23	4,565,470
1,782,000	4.900		10/15/25	1,977,575
410,000	6.350		10/15/45	549,043

				20,436,355

Diversified Financial Services – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,114,529
1,450,000	3.300	(a)	01/23/23	1,480,885
900,000	4.875	(a)	01/16/24	957,375
965,000	6.500	(a)	07/15/25	1,103,526
5,125,000	2.450	(a)	10/29/26	5,163,489
2,925,000	3.000	(a)	10/29/28	2,968,846
700,000	3.300	(a)	01/30/32	713,860
375,000	3.400	(a)	10/29/33	381,653
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,283,660
1,625,000	3.375		07/01/25	1,698,531
1,700,000	2.875		01/15/26	1,753,295
2,200,000	3.750		06/01/26	2,344,738
Ally Financial, Inc.(a)
975,000	1.450		10/02/23	978,383
American Express Co.(a)
555,000	2.500		07/30/24	573,276
700,000	3.625		12/05/24	748,083
Aviation Capital Group LLC(a)(c)
1,600,000	1.950		01/30/26	1,564,144

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Avolon Holdings Funding Ltd.(a)(c)
$975,000	3.950%		07/01/24	$ 1,021,264
2,125,000	2.875		02/15/25	2,169,306
1,050,000	4.250		04/15/26	1,118,386
Capital One Financial Corp.
1,050,000	3.500		06/15/23	1,088,157
1,110,000	3.300	(a)	10/30/24	1,170,084
Mastercard, Inc.(a)
850,000	3.300		03/26/27	919,224
Nomura Holdings, Inc.
950,000	2.608		07/14/31	936,538

				35,251,232

Electrical – 1.7%
Alliant Energy Finance LLC(a)(c)
825,000	3.750		06/15/23	854,040
225,000	4.250		06/15/28	249,129
Ameren Corp.(a)
400,000	3.500		01/15/31	433,020
American Electric Power Co., Inc.(a)
850,000	2.300		03/01/30	836,043
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,234,490
Avangrid, Inc.(a)
925,000	3.200		04/15/25	973,211
Berkshire Hathaway Energy Co.(a)
1,275,000	3.700		07/15/30	1,415,633
Dominion Energy, Inc.(d)
1,650,000	3.071		08/15/24	1,709,746
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,219,679
Enel Finance International NV(a)(c)
4,125,000	1.875		07/12/28	4,023,401
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,072,201
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,135,148
1,000,000	4.050		04/15/30	1,114,350

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
FirstEnergy Corp.(a)
	$2,175,000	2.650%		03/01/30	$ 2,148,378
	1,125,000	2.250		09/01/30	1,083,700
NextEra Energy Capital Holdings, Inc.(a)
	2,155,000	1.900		06/15/28	2,138,773
NRG Energy, Inc.(a)(c)
	1,625,000	3.750		06/15/24	1,698,011
Ohio Power Co.(a)
	675,000	2.600		04/01/30	694,211
Pacific Gas & Electric Co.(a)
	850,000	2.100		08/01/27	821,993
	1,475,000	2.500		02/01/31	1,405,174
	500,000	3.300		08/01/40	465,240
	1,025,000	3.500		08/01/50	958,221
Southern California Edison Co.(a)
	1,075,000	4.200		03/01/29	1,200,549
The Southern Co.(a)
	1,730,000	3.250		07/01/26	1,833,246
Vistra Operations Co. LLC(a)(c)
	3,350,000	3.550		07/15/24	3,454,352

					35,171,939

Engineering & Construction(a) – 0.2%
Cellnex Finance Co. SA
EUR	1,900,000	1.250		01/15/29	2,060,292
Mexico City Airport Trust
	$400,000	4.250		10/31/26	424,075
	440,000	3.875	(c)	04/30/28	455,345
	200,000	5.500	(c)	10/31/46	199,663
	420,000	5.500		07/31/47	419,291
	340,000	5.500	(c)	07/31/47	339,426

					3,898,092

Environmental – 0.1%
Republic Services, Inc.(a)
	1,650,000	2.500		08/15/24	1,698,147
The Nature Conservancy
	60,000	0.944		07/01/26	58,453
	75,000	1.304		07/01/28	73,135

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental – (continued)
Waste Management, Inc.(a)
$925,000	1.150%	03/15/28	$ 881,997

			2,711,732

Food & Drug Retailing(a) – 0.2%
Kraft Heinz Foods Co.
665,000	3.750	04/01/30	715,467
Mars, Inc.(c)
525,000	2.700	04/01/25	546,074
925,000	3.200	04/01/30	998,907
Sysco Corp.
225,000	6.600	04/01/40	327,821
125,000	4.450	03/15/48	147,059
775,000	6.600	04/01/50	1,210,178
Tyson Foods, Inc.
1,250,000	3.900	09/28/23	1,306,862

			5,252,368

Gas(a) – 0.2%
NiSource, Inc.
2,500,000	3.490	05/15/27	2,688,575
325,000	3.600	05/01/30	351,094
The East Ohio Gas Co.(c)
525,000	1.300	06/15/25	518,133

			3,557,802

Hand/Machine Tools(a) – 0.1%
Stanley Black & Decker, Inc.
1,400,000	4.250	11/15/28	1,591,534

Healthcare Providers & Services(a) – 1.4%
Adventist Health System/West
540,000	2.952	03/01/29	564,429
Banner Health
3,235,000	2.338	01/01/30	3,274,618
Baxter International, Inc.(c)
2,050,000	2.272	12/01/28	2,066,379
2,275,000	2.539	02/01/32	2,298,387
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	1,100,196

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Centene Corp.
$2,850,000	4.250%		12/15/27	$ 2,981,356
CommonSpirit Health
2,385,000	3.910		10/01/50	2,653,397
DENTSPLY SIRONA, Inc.
1,125,000	3.250		06/01/30	1,187,854
DH Europe Finance II S.a.r.l.
1,725,000	2.200		11/15/24	1,763,968
1,225,000	3.250		11/15/39	1,304,613
Rush Obligated Group
1,320,000	3.922		11/15/29	1,474,174
Stanford Health Care
975,000	3.310		08/15/30	1,047,617
STERIS Irish FinCo UnLtd Co.
2,175,000	2.700		03/15/31	2,200,491
Stryker Corp.
475,000	3.375		11/01/25	506,079
2,825,000	1.950		06/15/30	2,761,494
Sutter Health
605,000	2.294		08/15/30	604,891
Thermo Fisher Scientific, Inc.
450,000	1.750		10/15/28	447,151
300,000	4.100		08/15/47	373,563

				28,610,657

Insurance – 0.5%
AIA Group Ltd.(a)(c)
875,000	3.900		04/06/28	968,432
American International Group, Inc.
300,000	4.125		02/15/24	318,576
3,875,000	3.900	(a)	04/01/26	4,206,700
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,318,140
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,622,610
Great-West Lifeco Finance 2018 LP(a)(c)
825,000	4.047		05/17/28	932,968
Marsh & McLennan Cos., Inc.(a)
1,325,000	4.375		03/15/29	1,513,256

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Willis North America, Inc.(a)
	$700,000	2.950%		09/15/29	$ 718,564

					11,599,246

Internet(a) – 0.8%
Amazon.com, Inc.
	2,300,000	5.200		12/03/25	2,620,022
	1,300,000	4.800		12/05/34	1,661,101
Baidu, Inc.
	450,000	3.425		04/07/30	472,599
Expedia Group, Inc.
	1,025,000	3.600		12/15/23	1,065,590
	2,850,000	4.500		08/15/24	3,043,258
	475,000	4.625		08/01/27	530,827
	825,000	3.800		02/15/28	880,844
	1,225,000	2.950		03/15/31	1,225,355
Netflix, Inc.(c)
	1,800,000	4.875		06/15/30	2,099,898
Prosus NV
	420,000	3.680	(c)	01/21/30	432,154
	690,000	3.680		01/21/30	709,967
EUR	100,000	2.031		08/03/32	112,427
	$230,000	4.027	(c)	08/03/50	219,003
	210,000	3.832	(c)	02/08/51	195,300
Tencent Holdings Ltd.
	830,000	3.595		01/19/28	883,427
	1,140,000	2.880		04/22/31	1,160,064

					17,311,836

Investment Companies – 0.1%
Huarong Finance 2017 Co. Ltd.
	200,000	4.750		04/27/27	205,938
Huarong Finance 2019 Co. Ltd.(a)
	390,000	3.875		11/13/29	382,200
JAB Holdings B.V.(a)(c)
	500,000	2.200		11/23/30	489,585

					1,077,723

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(a) – 0.1%
Steel Dynamics, Inc.
$490,000	2.400%	06/15/25	$ 502,686
1,075,000	1.650	10/15/27	1,053,962

			1,556,648

Lodging(a) – 0.1%
Hyatt Hotels Corp.
2,000,000	1.800	10/01/24	2,002,834

Machinery - Construction & Mining(a)(c) – 0.1%
The Weir Group PLC
2,375,000	2.200	05/13/26	2,330,469

Machinery-Diversified(a) – 0.0%
Otis Worldwide Corp.
625,000	2.293	04/05/27	637,275

Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
8,750,000	4.908	07/23/25	9,637,600
6,675,000	3.750	02/15/28	7,155,867
Comcast Corp.(a)
1,275,000	3.700	04/15/24	1,354,968
1,300,000	3.950	10/15/25	1,421,264
1,173,000	3.300	02/01/27	1,261,092
1,775,000	3.300	04/01/27	1,911,870
1,550,000	3.150	02/15/28	1,664,204
1,775,000	4.150	10/15/28	2,014,270
325,000	3.750	04/01/40	363,561
275,000	4.700	10/15/48	351,940
Fox Corp.(a)
700,000	4.030	01/25/24	739,382
600,000	5.476	01/25/39	771,948
The Walt Disney Co.
1,800,000	2.200	01/13/28	1,833,984
Time Warner Cable LLC(a)
275,000	5.875	11/15/40	340,926

			30,822,876

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – 0.4%
Glencore Funding LLC(c)
$1,300,000	4.125	%(a)	03/12/24	$ 1,367,340
1,181,000	4.625		04/29/24	1,260,836
1,850,000	1.625	(a)	04/27/26	1,816,756
3,175,000	2.625	(a)	09/23/31	3,081,750
Newcrest Finance Pty Ltd.(a)(c)
525,000	3.250		05/13/30	551,192
Teck Resources Ltd.(a)
900,000	3.900		07/15/30	968,355

				9,046,229

Miscellaneous Manufacturing – 0.1%
GE Capital International Funding Co.
800,000	4.418		11/15/35	959,480
General Electric Co.
700,000	5.875		01/14/38	951,664

				1,911,144

Multi-National(a)(c) – 0.1%
The African Export-Import Bank
740,000	2.634		05/17/26	742,205
830,000	3.798		05/17/31	847,131

				1,589,336

Oil Field Services – 1.3%
Devon Energy Corp.(a)
514,000	5.850		12/15/25	588,067
180,000	5.600		07/15/41	226,600
Gazprom PJSC Via Gaz Capital SA
990,000	5.150		02/11/26	1,060,191
Gazprom PJSC Via Gaz Finance PLC
1,210,000	3.250		02/25/30	1,166,364
Lukoil Securities B.V.
790,000	3.875	(c)	05/06/30	807,017
3,150,000	3.875		05/06/30	3,229,380
Lundin Energy Finance B.V.(a)(c)
2,425,000	2.000		07/15/26	2,413,627
Marathon Petroleum Corp.(a)
600,000	3.625		09/15/24	631,770
375,000	3.800		04/01/28	403,703

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp.(a)
$3,175,000	2.900%		08/15/24	$ 3,242,469
Ovintiv Exploration, Inc.
1,649,000	5.625		07/01/24	1,805,655
Phillips 66
1,325,000	3.700		04/06/23	1,370,421
375,000	3.850	(a)	04/09/25	400,148
725,000	1.300	(a)	02/15/26	711,754
Qatar Energy(a)(c)
650,000	3.300		07/12/51	667,875
SA Global Sukuk Ltd.(a)(c)
5,360,000	2.694		06/17/31	5,385,125
Suncor Energy, Inc.
775,000	2.800		05/15/23	793,236
1,550,000	3.100	(a)	05/15/25	1,622,059
Valero Energy Corp.(a)
1,150,000	2.850		04/15/25	1,194,712

				27,720,173

Packaging(a) – 0.1%
Berry Global, Inc.
1,475,000	1.570		01/15/26	1,443,656

Pharmaceuticals(a) – 1.8%
AbbVie, Inc.
3,250,000	4.050		11/21/39	3,725,507
125,000	4.875		11/14/48	161,809
2,625,000	4.250		11/21/49	3,151,549
Bayer US Finance II LLC(c)
850,000	3.875		12/15/23	888,777
Becton Dickinson & Co.
997,000	3.363		06/06/24	1,043,889
1,225,000	2.823		05/20/30	1,268,463
1,250,000	4.669		06/06/47	1,575,287
Bristol-Myers Squibb Co.
1,527,000	3.875		08/15/25	1,653,161
1,200,000	4.125		06/15/39	1,419,372
Cigna Corp.
5,100,000	4.125		11/15/25	5,583,684
3,475,000	3.400		03/15/50	3,624,564

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
CVS Health Corp.
$650,000	2.625%		08/15/24	$ 673,290
4,050,000	3.875		07/20/25	4,356,220
675,000	4.780		03/25/38	822,467
75,000	5.050		03/25/48	98,134
200,000	4.250		04/01/50	241,512
Elanco Animal Health, Inc.
650,000	5.272		08/28/23	688,514
Perrigo Finance Unlimited Co.
2,975,000	4.375		03/15/26	3,172,094
Takeda Pharmaceutical Co. Ltd.
2,400,000	2.050		03/31/30	2,339,760
Zoetis, Inc.
100,000	4.450		08/20/48	127,897

				36,615,950

Pipelines – 1.6%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,403,828
Enbridge, Inc.(a)
3,175,000	2.500		08/01/33	3,123,501
Energy Transfer LP(a)
1,950,000	4.200		09/15/23	2,036,249
1,700,000	2.900		05/15/25	1,756,576
50,000	4.950		06/15/28	56,382
1,225,000	5.250		04/15/29	1,407,415
375,000	5.300		04/15/47	432,135
Enterprise Products Operating LLC(a)
85,000	3.750		02/15/25	90,507
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	195,188
3,040,000	2.940		09/30/40	3,024,800
320,000	3.250	(c)	09/30/40	323,200
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,598,145

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
MPLX LP(a)
$2,151,000	3.375%	03/15/23	$ 2,206,130
2,225,000	2.650	08/15/30	2,221,128
275,000	4.500	04/15/38	309,427
645,000	5.500	02/15/49	824,858
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650	06/01/22	527,457
1,100,000	3.850	10/15/23	1,142,185
875,000	3.800	09/15/30	921,086
Sabine Pass Liquefaction LLC(a)
1,650,000	5.625	03/01/25	1,832,540
1,025,000	5.000	03/15/27	1,153,627
The Williams Cos., Inc.(a)
785,000	3.600	03/15/22	785,761
850,000	3.900	01/15/25	905,633
800,000	4.000	09/15/25	864,392
Western Midstream Operating LP(a)
1,125,000	4.350	02/01/25	1,172,813
475,000	3.950	06/01/25	496,375
225,000	5.450	04/01/44	267,750
165,000	5.300	03/01/48	198,825

			34,277,913

Real Estate Investment Trust(a) – 1.9%
Alexandria Real Estate Equities, Inc.
750,000	3.800	04/15/26	813,548
American Campus Communities Operating Partnership LP
2,575,000	3.750	04/15/23	2,646,121
American Homes 4 Rent LP
740,000	2.375	07/15/31	727,427
American Homes 4 Rent LP
723,000	4.900	02/15/29	837,415
American Tower Corp.
2,100,000	3.375	05/15/24	2,194,836
1,750,000	2.400	03/15/25	1,797,635
Crown Castle International Corp.
2,150,000	3.150	07/15/23	2,215,295

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
CubeSmart LP
$1,500,000	4.000%	11/15/25	$ 1,613,790
2,350,000	2.500	02/15/32	2,345,276
Duke Realty LP
1,075,000	1.750	07/01/30	1,024,744
Host Hotels & Resorts LP
1,700,000	2.900	12/15/31	1,644,189
Invitation Homes Operating Partnership LP
1,300,000	2.300	11/15/28	1,286,909
4,520,000	2.000	08/15/31	4,251,196
Kilroy Realty LP
1,025,000	4.750	12/15/28	1,176,587
National Retail Properties, Inc.
790,000	3.900	06/15/24	834,943
1,150,000	4.000	11/15/25	1,247,716
Realty Income Corp.
1,675,000	4.625	11/01/25	1,857,943
400,000	3.950	08/15/27	443,952
875,000	3.400	01/15/28	944,414
1,550,000	2.850	12/15/32	1,612,171
Spirit Realty LP
1,900,000	4.000	07/15/29	2,087,112
1,200,000	3.400	01/15/30	1,260,372
UDR, Inc.
475,000	2.100	08/01/32	454,238
Ventas Realty LP
975,000	3.500	02/01/25	1,028,586
WP Carey, Inc.
505,000	4.600	04/01/24	536,835
445,000	4.000	02/01/25	474,397
1,000,000	3.850	07/15/29	1,105,500
725,000	2.400	02/01/31	718,888

			39,182,035

Retailing(a) – 0.7%
7-Eleven, Inc.(c)
2,800,000	1.300	02/10/28	2,663,696
AutoNation, Inc.
500,000	1.950	08/01/28	488,595
825,000	4.750	06/01/30	943,470

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
CK Hutchison International 20 Ltd.(c)
$200,000	2.500%	05/08/30	$ 202,320
CK Hutchison International 21 Ltd.(c)
200,000	2.500	04/15/31	201,900
Dollar Tree, Inc.
975,000	4.000	05/15/25	1,047,881
1,999,000	4.200	05/15/28	2,231,764
Lowe’s Cos, Inc.
1,900,000	1.700	09/15/28	1,861,373
Lowe’s Cos., Inc.
2,500,000	1.700	10/15/30	2,375,025
McDonald’s Corp.
650,000	4.200	04/01/50	789,139
Starbucks Corp.
1,850,000	3.800	08/15/25	1,998,573
The Home Depot, Inc.
625,000	3.900	12/06/28	705,563

			15,509,299

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960	07/18/30	1,073,709

Semiconductors – 0.8%
Broadcom, Inc.(a)(c)
325,000	3.419	04/15/33	339,290
6,965,000	3.137	11/15/35	7,001,288
161,000	3.187	11/15/36	161,522
3,700,000	3.500	02/15/41	3,767,599
NXP B.V./NXP Funding LLC(c)
225,000	4.625	06/01/23	235,602
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
3,125,000	2.500	05/11/31	3,133,406
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
825,000	3.400	05/01/30	879,714
Skyworks Solutions, Inc.(a)
625,000	3.000	06/01/31	628,862
TSMC Global Ltd.(a)(c)
290,000	2.250	04/23/31	287,332

			16,434,615

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – 0.9%
Adobe, Inc.
$1,400,000	2.150%	02/01/27	$ 1,439,116
Fiserv, Inc.
2,775,000	2.750	07/01/24	2,870,071
1,825,000	3.200	07/01/26	1,931,744
1,075,000	4.200	10/01/28	1,204,914
Intuit, Inc.
675,000	1.350	07/15/27	661,426
Oracle Corp.
3,175,000	2.875	03/25/31	3,190,907
1,325,000	3.600	04/01/40	1,331,943
ServiceNow, Inc.
3,400,000	1.400	09/01/30	3,170,262
VMware, Inc.
700,000	1.800	08/15/28	681,737
2,075,000	2.200	08/15/31	2,039,538

			18,521,658

Telecommunication Services – 3.4%
AT&T, Inc.(a)
6,700,000	2.300	06/01/27	6,828,372
325,000	1.650	02/01/28	318,279
2,375,000	2.750	06/01/31	2,421,906
6,170,000	2.550	12/01/33	6,042,404
1,165,000	4.900	08/15/37	1,401,926
3,105,000	4.850	03/01/39	3,709,575
1,325,000	3.500	06/01/41	1,363,438
450,000	5.150	11/15/46	572,846
725,000	5.150	02/15/50	929,972
1,250,000	3.650	06/01/51	1,297,237
450,000	3.500	09/15/53	454,838
T-Mobile USA, Inc.(a)
2,025,000	3.500	04/15/25	2,145,953
1,350,000	1.500	02/15/26	1,335,852
5,025,000	3.750	04/15/27	5,441,020

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc.(a) – (continued)
$3,600,000	2.050%		02/15/28	$ 3,580,596
2,800,000	3.875		04/15/30	3,063,956
2,205,000	2.875		02/15/31	2,169,169
2,150,000	3.500		04/15/31	2,228,894
925,000	3.000		02/15/41	901,329
Telefonica Emisiones SA
1,200,000	4.665		03/06/38	1,385,064
Verizon Communications, Inc.
7,580,000	2.100	(a)	03/22/28	7,603,119
5,066,000	4.329		09/21/28	5,761,663
625,000	3.875	(a)	02/08/29	693,288
2,251,000	4.016	(a)	12/03/29	2,523,123
3,350,000	2.550	(a)	03/21/31	3,384,069
500,000	5.250		03/16/37	651,355
2,175,000	4.812		03/15/39	2,730,169
25,000	4.125		08/15/46	29,011

				70,968,423

Transportation(a) – 0.1%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	962,256
Canadian Pacific Railway Co.
1,475,000	2.450		12/02/31	1,501,211

				2,463,467

Trucking & Leasing(c) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,425,000	4.250		01/17/23	1,472,282

TOTAL CORPORATE OBLIGATIONS (Cost $758,878,060)				$ 783,392,418

Foreign Debt Obligations – 0.9%
Sovereign – 0.9%
Abu Dhabi Government International Bond(c)
$460,000	2.500%		10/11/22	$ 467,417
420,000	3.125		10/11/27	450,450
Kuwait International Government Bond
4,120,000	3.500		03/20/27	4,482,560

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Perusahaan Penerbit SBSN Indonesia III
	$2,030,000	4.550%		03/29/26	$ 2,276,518
Republic of Indonesia
	790,000	3.700	(c)	01/08/22	791,264
	420,000	4.125	(c)	01/15/25	450,922
	380,000	4.125		01/15/25	407,977
	450,000	3.350		03/12/71	435,375
Republic of Peru(a)
	10,000	2.780		12/01/60	8,783
	100,000	3.230	(e)	07/28/21	86,019
Republic of Romania
EUR	100,000	2.000		01/28/32	105,562
	$690,000	5.125		06/15/48	813,165
EUR	360,000	3.375		01/28/50	387,113
	580,000	4.000		02/14/51	578,492
Republic of Uruguay(a)
	$280,000	4.375		01/23/31	322,315
State of Israel(f)
	200,000	4.500		04/03/20	254,500
United Mexican States
	1,350,000	3.750		01/11/28	1,451,925
	450,000	4.500		04/22/29	502,116
	240,000	3.250	(a)	04/16/30	246,495
	200,000	4.750	(a)	04/27/32	226,038
EUR	839,000	1.450	(a)	10/25/33	888,337
	$1,960,000	3.771	(a)	05/24/61	1,806,630
	600,000	3.750	(a)	04/19/71	537,300

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $17,365,513)					$ 17,977,273

Asset-Backed Securities(b) – 5.7%
Collateralized Loan Obligations(c) – 5.1%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	$4,100,000	1.424%		01/15/33	$ 4,100,873
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	4,000,000	1.344		04/15/33	4,003,364

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR (3M USD LIBOR + 2.650%)
$2,100,000	2.778%	04/22/31	$ 2,093,202
CFIP CLO Ltd. Series 2021-1A, Class A (3M USD LIBOR + 1.220%)
12,050,000	1.334	01/20/35	12,054,880
CFIP CLO Ltd. Series 2021-1A, Class C1 (3M USD LIBOR + 2.400%)
1,700,000	2.514	01/20/35	1,698,642
Crown City CLO I Series 2020-1A, Class A2R (3M USD LIBOR + 1.750%)
4,600,000	1.882	07/20/34	4,586,849
Crown City CLO I Series 2020-1A, Class BR (3M USD LIBOR + 2.100%)
2,900,000	2.232	07/20/34	2,888,919
Diameter Capital CLO1 Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.240%)
5,250,000	1.363	07/15/36	5,253,733
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
14,600,000	1.364	04/15/33	14,608,030
Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.300%)
6,000,000	1.424	07/15/31	6,000,102
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class B (3M USD LIBOR + 2.950%)
3,900,000	3.082	07/20/31	3,902,352
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
6,250,000	1.579	11/30/32	6,262,850
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
6,863,326	0.874	04/15/29	6,863,490
Mill City Mortgage Loan Trust Series 2017-2, Class A3
481,205	3.015	07/25/59	492,370
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
3,500,000	1.487	04/14/33	3,500,388
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,150,000	1.272	07/02/35	2,149,996
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (3M USD LIBOR + 1.450%)
2,000,000	1.572	04/18/33	2,001,908
Palmer Square CLO Ltd. Series 2019-1A, Class A1R (3M USD LIBOR + 1.150%)
6,000,000	1.270	11/14/34	6,000,762

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Recette CLO Ltd. Series 2015-1A, Class ARR (3M USD LIBOR + 1.080%)
$7,000,000	1.212%	04/20/34	$ 6,965,210
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,900,000	1.404	04/15/33	6,901,987
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
3,250,000	1.486	07/28/32	3,246,279

			105,576,186

Other(c) – 0.3%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
5,700,000	1.260	06/15/28	5,698,217
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
559,740	1.160	09/15/35	559,743

			6,257,960

Student Loan – 0.3%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
713,523	0.342	09/26/33	688,942
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
1,053,691	0.774	04/25/35	1,054,172
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
2,034,229	1.230	05/25/34	2,036,911
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
2,118,870	1.253	09/25/65	2,154,961

			5,934,986

TOTAL ASSET-BACKED SECURITIES (Cost $117,687,319)			$ 117,769,132

Mortgage-Backed Obligations – 23.6%
Collateralized Mortgage Obligations – 1.1%
Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
$8,587	37.065%	02/16/32	$ 10,439

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 2755, Class ZA
	$266,045	5.000%	02/15/34	$ 292,902
FHLMC REMIC Series 4246, Class PT
	122,163	6.500	02/15/36	139,028
FHLMC REMIC Series 4273, Class PD
	612,094	6.500	11/15/43	709,170
FNMA REMIC Series 2011-52, Class GB
	528,553	5.000	06/25/41	583,250
FNMA REMIC Series 2011-99, Class DB
	517,795	5.000	10/25/41	570,292
FNMA REMIC Series 2012-111, Class B
	88,956	7.000	10/25/42	101,550
FNMA REMIC Series 2012-153, Class B
	314,447	7.000	07/25/42	372,055

				2,768,247

Sequential Floating Rate(b) – 0.9%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(c) (SOFR30A + 1.650%)
	884,000	1.700	12/25/41	884,707
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2(c) (SOFR30A + 1.550%)
	978,000	1.600	10/25/41	979,645
CSMC Series 2021-NQM8, Class A1(c)
	730,000	1.841	10/25/66	729,397
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(b)(c) (1M USD LIBOR + 3.000%)
	201,431	3.103	06/25/50	201,713
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(b)(c) (SOFR30A + 2.800%)
	731,136	2.850	10/25/50	736,845
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(c) (SOFR30A + 1.650%)
	710,000	1.700	01/25/34	712,852
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	1,373,954	0.914	08/20/56	1,860,462
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	91,755	0.584	01/19/36	88,057
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	76,792	0.822	10/25/34	75,114

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
	$2,826,553	2.500%	10/25/51	$ 2,824,566
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(c)
	4,050,000	2.520	05/25/52	4,052,368
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	615,354	0.952	11/15/49	833,768
Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
	3,148,548	1.250	05/25/51	4,274,301
Verus Securitization Trust Series 2021-8, Class A1(c)
	525,000	1.824	11/25/66	524,686
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
	12,764	2.610	02/25/33	12,645
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
	169,058	3.500	07/25/49	170,299

				18,961,425

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 21,740,111

Commercial Mortgage-Backed Securities – 0.8%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
	$2,526,000	2.778%	11/15/54	$ 2,567,171
Bank Series 2019-BN21, Class A5
	950,000	2.851	10/17/52	997,899
BX Trust Series 2021-ARIA, Class C(b)(c) (1M USD LIBOR + 1.646%)
	2,750,000	1.756	10/15/36	2,744,159
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(c)
	2,024,000	2.500	11/15/52	1,565,277
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D(b)(c)
	1,500,000	3.327	05/10/49	1,184,247
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(b)(c)
	1,757,000	3.218	06/10/50	1,619,551
DOLP Trust Series 2021-NYC, Class A(c)
	4,650,000	2.956	05/10/41	4,837,250
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class D(c)
	1,400,000	2.700	11/15/52	1,224,489

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 16,740,043

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 21.7%
Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.234%)
$2,315	2.344%	06/01/33		$ 2,435
(12M USD LIBOR + 1.233%)
136,710	1.543	06/01/35		141,688
(12M USD LIBOR + 1.553%)
630,173	1.803	09/01/34		657,474
(12M USD LIBOR + 1.668%)
263,004	1.918	07/01/34		275,373
(12M USD LIBOR + 1.744%)
374,739	2.082	05/01/35		394,417

				1,471,387

FHLMC – 0.1%
6,311	5.000	05/01/23		6,843
16,103	5.500	10/01/25		17,489
8,650	7.500	12/01/30		10,117
4,344	7.500	01/01/31		5,076
5,831	5.000	10/01/33		6,490
1,353	5.000	04/01/35		1,506
9,368	5.000	07/01/35		10,528
56,078	5.000	12/01/35		62,636
128,399	5.000	01/01/38		144,426
251,426	5.000	01/01/39		282,736
90,710	5.000	06/01/39		101,922
9,048	4.000	06/01/40		9,862
4,739	5.000	08/01/40		5,311
1,690	4.500	11/01/40		1,862
73,127	4.000	02/01/41		79,714
2,175	5.000	04/01/41		2,442
4,201	5.000	06/01/41		4,716
5,975	4.000	11/01/41		6,476
1,432,540	4.500	08/01/48		1,570,845

				2,330,997

FNMA – 0.0%
13,991	8.000	02/01/31		16,109
13,418	7.000	03/01/31		14,419

				30,528

GNMA – 12.3%
20,000,000	3.000	TBA-30yr	(g)	20,667,282
5,862	6.000	11/15/38		6,752
39,617	5.000	07/15/40		42,611
38,578	5.000	01/15/41		41,559
3,538	4.000	02/20/41		3,813
5,496	4.000	11/20/41		5,925
920	4.000	01/20/42		992
2,949	4.000	04/20/42		3,186
1,861	4.000	10/20/42		2,011
28,885	4.000	08/20/43		31,208
2,760	4.000	03/20/44		2,982
3,353	4.000	05/20/44		3,623
233,677	4.000	11/20/44		252,328
15,379	4.000	05/20/45		16,592
2,108,918	4.000	07/20/45		2,273,288

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$33,297	4.000%	10/20/45		$ 35,892
5,773,457	3.500	04/20/47		6,059,634
6,235,503	3.500	12/20/47		6,544,582
188,594	4.500	02/20/48		201,472
491,062	4.500	04/20/48		523,328
1,307,004	4.500	05/20/48		1,391,249
1,296,952	5.000	07/20/48		1,387,935
2,087,476	4.500	08/20/48		2,219,092
1,215,854	5.000	08/20/48		1,300,578
8,476	3.500	09/20/48		8,896
8,972,322	4.500	09/20/48		9,535,227
1,475,978	5.000	10/20/48		1,578,367
4,857,251	5.000	11/20/48		5,193,820
8,095,710	4.500	12/20/48		8,594,764
2,685,491	5.000	12/20/48		2,871,154
6,007,652	4.500	01/20/49		6,377,049
4,329,481	5.000	01/20/49		4,628,802
3,115,247	4.000	02/20/49		3,287,471
1,019,718	4.500	02/20/49		1,082,259
2,738,838	4.000	03/20/49		2,888,326
834,564	4.500	03/20/49		885,423
1,452,536	5.000	03/20/49		1,552,391
12,627	3.500	04/20/49		13,247
2,172,590	4.000	05/20/49		2,290,493
4,740,467	3.000	08/20/49		4,922,589
30,203	3.500	08/20/49		31,540
3,786,334	5.000	08/20/49		4,041,300
1,882,187	3.500	09/20/49		1,963,886
22,752,455	3.000	10/20/49		23,608,816
1,256,662	4.500	10/20/49		1,332,361
934,106	3.500	12/20/49		973,839
2,795,561	3.500	02/20/50		2,914,473
5,614,231	3.500	03/20/50		5,850,594
250,355	3.500	06/20/50		260,731
574,311	3.500	07/20/50		598,115
3,731,152	3.500	03/20/51		3,886,611
980,316	3.500	05/20/51		1,021,789
977,514	3.000	07/20/51		1,013,179
4,976,944	3.000	11/20/51		5,168,103
8,000,000	3.000	12/20/51		8,311,118
29,000,000	2.500	TBA-30yr	(g)	29,726,003
21,000,000	3.500	TBA-30yr	(g)	21,870,074
43,000,000	3.000	TBA-30yr	(g)	44,513,604

				255,814,328

UMBS – 4.7%
3,755	5.500	09/01/23		3,832
1,490	5.500	10/01/23		1,521
16,106	7.000	08/01/27		17,725
750	6.500	09/01/27		819
41,610	7.000	03/01/28		45,981
1,255	6.500	05/01/28		1,393
9,499	4.500	04/01/39		10,456
5,162	4.500	05/01/39		5,662
6,328	4.500	07/01/39		6,958
20,968	4.500	08/01/39		23,026

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$195,866	4.500%	12/01/39	$ 215,067
552,804	4.500	05/01/41	608,986
49,528	4.500	08/01/41	54,305
14,543	3.000	11/01/42	15,474
386,255	3.000	12/01/42	409,702
556,695	3.000	01/01/43	592,344
77,491	3.000	02/01/43	82,453
593,522	3.000	03/01/43	631,807
1,040,832	3.000	04/01/43	1,109,437
698,531	3.000	05/01/43	744,577
69,363	3.000	06/01/43	73,934
599,074	3.000	07/01/43	638,560
458,169	5.000	05/01/44	513,659
1,895,753	4.500	04/01/45	2,099,350
232,975	4.500	05/01/45	258,286
580,644	4.500	06/01/45	639,326
76,429	4.000	03/01/46	82,533
48,420	4.000	06/01/46	52,246
12,067	4.000	08/01/46	13,021
106,734	4.000	10/01/46	115,168
163,471	4.000	06/01/47	177,258
2,159,928	4.500	07/01/47	2,354,397
566,905	4.500	11/01/47	618,133
268,417	4.000	12/01/47	292,734
1,007,271	4.000	01/01/48	1,097,657
2,717,632	4.000	02/01/48	2,949,646
2,018,915	4.000	03/01/48	2,189,374
1,536,901	4.000	06/01/48	1,672,172
1,738,424	4.000	07/01/48	1,887,028
2,349,605	4.000	08/01/48	2,542,456
779,905	4.500	09/01/48	854,341
1,034,919	4.500	11/01/48	1,108,469
1,787,551	4.500	TBA-30yr	1,914,962
4,755,359	5.000	11/01/48	5,274,824
2,139,719	4.500	12/01/48	2,288,193
2,392,624	4.500	01/01/49	2,560,859
1,838,037	4.500	02/01/49	1,967,063
779,830	4.500	06/01/49	834,638
129,309	4.500	07/01/49	139,174
253,145	4.500	08/01/49	270,967
1,596,154	4.500	08/01/49	1,708,592
8,005,594	3.000	09/01/49	8,443,837
1,544,109	3.000	10/01/49	1,628,637
2,204,434	3.000	12/01/49	2,309,092
867,824	4.500	05/01/50	931,449
10,331,983	3.000	12/01/50	10,882,241
28,457,984	2.500	09/01/51	29,255,479

			97,221,280

UMBS, 30 Year, Single Family(g) – 4.5%
5,000,000	2.000	TBA-30yr	4,987,969
35,000,000	2.500	TBA-30yr	35,738,297
30,000,000	3.000	TBA-30yr	31,091,016

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(g) – (continued)
$21,000,000	4.500%	TBA-30yr	$ 22,509,375

			94,326,657

TOTAL FEDERAL AGENCIES			$ 451,195,177

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $488,357,508)			$ 489,675,331

Agency Debentures – 1.6%
FHLB
$6,800,000	2.125%	06/09/23	$ 6,948,444
3,500,000	3.375	09/08/23	3,654,455
750,000	3.375	12/08/23	786,780
2,400,000	5.000	09/28/29	2,973,072
FNMA
3,700,000	1.875	09/24/26	3,801,528
4,200,000	6.250	05/15/29	5,579,448
Israel Government AID Bond(h)
1,200,000	5.500	12/04/23	1,306,656
2,400,000	5.500	04/26/24	2,648,616
4,700,000	5.500	09/18/33	6,460,949

TOTAL AGENCY DEBENTURES (Cost $31,219,030)			$ 34,159,948

Municipal Debt Obligations – 1.3%
Arizona – 0.1%
City of Tucson AZ Taxable Series A(a)
$100,000	1.457%	07/01/28	$ 97,110
690,000	1.932	07/01/31	677,774
City of Yuma AZ Pledged Revenue Taxable Series 2021
35,000	1.749	07/15/28	34,750
65,000	2.102	07/15/30	65,185

			874,819

California – 0.5%
Bay Area Toll Authority Revenue Bonds Taxable Refunding Series F1(a)
820,000	1.633	04/01/28	808,909
California State GO Bonds Build America Taxable Series 2009(a)
950,000	7.500	04/01/34	1,453,796
1,650,000	7.550	04/01/39	2,753,611

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority Revenue Bonds Taxable Refunding Series 2021
$95,000	1.807%	02/01/30	$ 93,526
525,000	1.877	02/01/31	514,790
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series A(a)
765,000	1.648	11/01/28	750,509
2,295,000	2.074	11/01/30	2,275,538
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series C(a)
245,000	1.831	11/01/29	240,448
Port Of Oakland RB Taxable Refunding Series R(a)
330,000	1.949	05/01/28	330,759
55,000	2.099	05/01/30	54,739
385,000	2.199	05/01/31	382,488
San Francisco Municipal Transportation Agency Revenue Refunding Series A
555,000	1.302	03/01/28	540,977
San Jose Financing Authority Lease RB Taxable Refunding Series A(a)
345,000	1.812	06/01/29	341,378
195,000	1.862	06/01/30	191,097

			10,732,565

Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	593,595

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010(a)
160,000	6.630	02/01/35	195,481
1,595,000	7.350	07/01/35	2,007,785
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100	06/01/33	1,352,384

			3,555,650

Louisiana(a) – 0.0%
City of New Orleans LA Sewerage Service Revenue Taxable Revenue Series 2021
60,000	0.958	06/01/26	58,375
110,000	1.409	06/01/28	106,712

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Louisiana(a) – (continued)
City of New Orleans LA Water System Revenue Taxable Refunding Series 2021
$45,000	1.008%	12/01/26	$ 43,336
105,000	1.459	12/01/28	101,084
Louisiana State Transportation Authority Revenue Taxable Refunding Series A
50,000	1.138	02/15/26	48,814
50,000	1.648	02/15/28	49,011
60,000	1.997	02/15/30	58,717
State of Louisiana Unclaimed Property Revenue Taxable Refunding Series 2021
105,000	1.059	09/01/26	102,837
100,000	1.543	09/01/28	97,808

			666,694

Maryland – 0.0%
State of Maryland Department of Transportation Revenue Taxable Refunding Series A
65,000	1.303	08/01/28	62,970

New York – 0.4%
Metropolitan Transportation Authority Revenue Series 2010(a)
395,000	5.989	11/15/30	491,050
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B(a)
2,670,000	5.175	11/15/49	3,655,024
Port Authority of New York & New Jersey Revenue Bonds Taxable Series AAA
3,320,000	1.086	07/01/23	3,337,693

			7,483,767

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,690,000	6.270	02/15/50	2,415,167

Pennsylvania – 0.0%
Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Taxable Refunding Series C
125,000	2.758	06/01/30	130,492

Texas – 0.0%
City of Houston TX Airport System Revenue Taxable Refunding Series 2020
355,000	2.235	07/01/29	356,388

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $23,337,471)			$ 26,872,107

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 32.6%
United States Treasury Bonds
$6,530,000	4.250	%(i)	05/15/39	$ 8,950,181
13,000,000	3.750		11/15/43	17,200,625
210,000	3.375		05/15/44	264,534
15,240,000	2.875		11/15/46	18,047,494
104,460,000	3.000		02/15/47	126,576,141
38,410,000	2.375		11/15/49	42,238,997
41,410,000	2.000		02/15/50	42,108,794
United States Treasury Notes
18,770,000	1.375		12/31/28	18,690,814
94,060,000	0.125		08/31/22	93,979,168
19,650,000	2.625		02/28/23	20,134,342
2,630,000	2.000		04/30/24	2,701,298
2,680,000	2.625		03/31/25	2,816,722
20,000	0.500	(i)	02/28/26	19,437
960,000	2.500		02/28/26	1,010,850
74,520,000	0.750	(i)	03/31/26	73,122,750
19,080,000	1.250		12/31/26	19,066,584
22,790,000	1.125		02/29/28	22,467,735
23,190,000	1.250	(i)	03/31/28	22,992,523
34,040,000	1.250		06/30/28	33,702,259
5,560,000	3.125		11/15/28	6,182,025
United States Treasury Strip Coupon(j)
50,580,000	0.000		02/15/38	36,966,122
94,430,000	0.000		08/15/38	68,177,092

TOTAL U.S. TREASURY OBLIGATIONS (Cost $688,007,779)				$ 677,416,487

Shares	Dividend Rate			Value

Investment Company(k) – 2.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
46,618,209	0.026%			$ 46,618,209
(Cost $46,618,209)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(j) – 1.7%
Commercial Paper – 1.7%
AT&T, Inc.
$6,400,000	0.000%	02/14/22	$ 6,397,640
Entergy Corp.
8,000,000	0.000	01/12/22	7,999,606
Fidelity National Information Services, Inc.
7,200,000	0.000	01/05/22	7,199,843
Macquarie Bank Ltd.
3,600,000	0.000	01/10/22	3,599,919
VW Credit, Inc.
10,600,000	0.000	01/06/22	10,599,719

TOTAL SHORT-TERM INVESTMENTS (Cost $35,797,624)			$ 35,796,727

TOTAL INVESTMENTS – 107.3% (Cost $2,207,268,513)			$2,229,677,632

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.3)%			(152,121,377)

NET ASSETS – 100.0%			$2,077,556,255

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2021.

(e)	Actual maturity date is July 28, 2121.

(f)	Actual maturity date is April 03, 2120.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $211,103,620 which represents approximately 10.2% of the Fund’s net assets as of December 31, 2021.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $10,416,221, which represents approximately 0.5% of the Fund’s net assets as of December 31, 2021.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
SONIA	— Sterling Overnight Interbank Average Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	8,597,581	GBP	6,243,374	01/21/22	$147,289
Morgan Stanley & Co.	USD	527,291	AUD	712,005	01/31/22	9,221

TOTAL						$156,510

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG	USD	1,044,847	EUR	924,468	02/10/22	$(8,510)
JPMorgan Securities, Inc.	USD	2,086,157	EUR	1,848,512	02/10/22	(20,075)
Morgan Stanley & Co.	NOK	5,754,010	USD	669,926	01/25/22	(16,847)
State Street Bank and Trust	GBP	763,484	USD	1,050,500	01/21/22	(17,139)
UBS AG (London)	USD	9,679	EUR	8,568	02/10/22	(84)

TOTAL						$(62,655)

FORWARD SALES CONTRACTS — At December 31, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	2.000%	TBA-30yr	01/21/21	$(12,000,000)	$(12,115,624)
GNMA	4.000	TBA-30yr	01/20/21	(6,000,000)	(6,313,865)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	02/14/21	(15,000,000)	(15,776,956)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	02/25/21	(13,000,000)	(13,690,628)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	01/14/21	(8,000,000)	(8,509,688)

TOTAL (Proceeds Receivable: $56,421,563)					$(56,406,761)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,248	03/31/22	$272,278,501	$(243,089)
10 Year German Euro-Bund	3	03/08/22	585,314	(10,604)
10 Year U.S. Treasury Notes	1,315	03/22/22	171,566,406	1,176,502
20 Year U.S. Treasury Bonds	860	03/22/22	137,976,250	1,485,454

Total				$2,408,263

Short position contracts:
Ultra Long U.S. Treasury Bonds	(598)	03/22/22	(117,880,750)	(2,217,436)
Ultra 10 Year U.S. Treasury Notes	(974)	03/22/22	(142,630,125)	(2,297,567)
5 Year U.S. Treasury Notes	(604)	03/31/22	(73,069,844)	(94,138)

Total				$(4,609,141)

TOTAL FUTURES CONTRACTS				$(2,200,878)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22	NZD	11,620		$(29,591)	$(12,255)	$(17,336)
6M AUDOR(a)	0.190(a)	02/22/23	AUD	121,270	(c)	(285,154)	(1,463,162)	1,178,008
6M EURO(d)	(0.250)(d)	11/03/23	EUR	86,790	(c)	89,048	92,967	(3,919)
3M STIBOR(a)	0.500(d)	03/16/24	SEK	187,410	(c)	51,357	38,773	12,584
0.250%(d)	3M SOFR(d)	03/16/24		$13,290	(c)	160,878	130,558	30,320
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		38,780		8,904	13,033	(4,129)
6M EURO(d)	(0.295)(d)	12/09/24	EUR	17,200	(c)	(50,378)	6,352	(56,730)
6M CDOR(b)	1.560(b)	08/22/25	CAD	19,210	(c)	(160,054)	8,918	(168,972)
(0.175)(d)	6M EURO(d)	12/09/26		37,780	(c)	148,621	2,953	145,668
3M STIBOR(b)	0.750(d)	03/16/27	SEK	49,870	(c)	1,247	34,446	(33,199)
3M SOFR(d)	1.000(d)	03/16/27		$40	(c)	(335)	(108)	(227)
6M AUDOR(b)	1.250(b)	03/16/27	AUD	64,610	(c)	(1,124,337)	(1,108,251)	(16,086)
2.000(d)	3M NIBOR(b)	03/16/27	NOK	78,110	(c)	(39,837)	(29,739)	(10,098)
1.000(d)	3M SOFR(d)	03/16/27		$28,330	(c)	237,024	193,179	43,845
1.750(b)	6M CDOR(b)	03/16/27	CAD	18,510	(c)	82,772	130,017	(47,245)
(0.250)(d)	6M EURO(b)	03/16/27	EUR	4,300	(c)	75,219	66,858	8,361
0.500(d)	6M GBP(d)	03/16/27	GBP	12,100	(c)	453,442	311,079	142,363
6M EURO(b)	0.200(d)	11/03/27	EUR	6,420	(c)	11,497	(111,364)	122,861
0.000(d)	6M EURO(d)	11/03/27		20,210	(c)	(64,846)	(145,300)	80,454
0.015(d)	6M EURO(b)	12/13/27		1,430	(c)	13,311	8,446	4,865
1.680(b)	6M CDOR(b)	08/22/28	CAD	15,270	(c)	176,183	(15,510)	191,693
2.130(d)	3M NIBOR(b)	05/11/31	NOK	79,630	(c)	(72,499)	(265,781)	193,282
3M NZDOR(a)	3.000(b)	09/16/31	NZD	3,900	(c)	28,835	31,299	(2,464)
3M SOFR(d)	1.530(d)	09/22/31		$12,050	(c)	6,647	1,511	5,136
6M CDOR(b)	2.500(b)	10/14/31	CAD	10,210	(c)	139,422	47,460	91,962
6M EURO(b)	0.500(d)	11/26/31	EUR	20,070	(c)	(85,609)	147,200	(232,809)
6M EURO(d)	0.140(d)	12/09/31		6,770	(c)	(81,741)	276	(82,017)
6M CHFOR(d)	0.250(d)	03/16/32	CHF	7,580	(c)	116,376	110,067	6,309
6M EURO(b)	0.250(d)	03/16/32	EUR	4,500	(c)	(41,388)	17,508	(58,896)
3M STIBOR(a)	1.000(d)	03/16/32	SEK	104,360	(c)	9,938	183,981	(174,043)
3M SOFR(d)	1.500(d)	03/16/32		$9,480	(c)	137,479	182,380	(44,901)
3M NIBOR(b)	2.000(d)	03/16/32	NOK	15,740	(c)	14,134	46,743	(32,609)
6M AUDOR(b)	2.000(b)	03/16/32	AUD	11,400	(c)	(25,606)	8,420	(34,026)
2.750(b)	3M NZDOR(a)	03/16/32	NZD	6,130	(c)	(25,660)	(48,032)	22,372
1.500(d)	3M SOFR(d)	03/16/32		$1,240	(c)	(17,983)	(12,798)	(5,185)
2.000(b)	6M CDOR(b)	03/16/32	CAD	12,900	(c)	5,167	19,290	(14,123)
0.250(d)	6M EURO(b)	03/16/32	EUR	14,100	(c)	129,683	39,246	90,437
0.750(d)	6M GBP(d)	03/16/32	GBP	16,790	(c)	457,654	(6,845)	464,499
0.000(d)	6M JYOR(d)	03/16/32	JPY	603,080	(c)	44,130	23,670	20,460
6M EURO(b)	0.500(d)	03/17/32	EUR	21,020	(c)	(127,720)	19,579	(147,299)
3M STIBOR(a)	1.000(d)	03/17/32	SEK	27,180	(c)	(35,356)	(21,595)	(13,761)
6M AUDOR(b)	2.000(b)	03/17/32	AUD	2,840	(c)	(31,500)	(96,064)	64,564
1.500(d)	3M SOFR(d)	03/17/32		$12,730	(c)	21,777	9,457	12,320
2.000(b)	6M CDOR(b)	03/17/32	CAD	5,490	(c)	29,901	23,564	6,337
1.000(d)	6M GBP(d)	03/17/32	GBP	7,610	(c)	(72,227)	(285,115)	212,888
6M CDOR(b)	2.100(b)	12/18/33	CAD	4,240	(c)	(13,818)	21,242	(35,060)
1.630(d)	3M SOFR(d)	09/22/36		$14,490	(c)	30,953	4,769	26,184
0.750(d)	6M EURO(b)	11/26/41	EUR	10,260	(c)	63,043	(203,536)	266,579
6M CDOR(b)	2.250(b)	12/15/51	CAD	5,080		151,221	23,476	127,745
1.750(d)	3M SOFR(d)	03/16/52		$3,250	(c)	(225,901)	(275,107)	49,206

TOTAL						$284,323	$(2,101,845)	$2,386,168

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.
(d)	Payments made annually.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(b)	Credit Spread at December 31, 2021(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 8	3.000%	8.605%	Citibank NA	10/17/57	$2,600	$(351,108)	$(395,532)	$44,424
Markit CMBX Series 11	3.000	3.952	Citibank NA	11/18/54	3,350	(156,648)	(507,505)	350,857
Markit CMBX Series 8	3.000	8.605	Citibank NA	10/17/57	2,450	(330,852)	(654,550)	323,698
Markit CMBX Series 10	3.000	5.156	Citibank NA	11/17/59	900	(79,772)	(153,375)	73,603
Markit CMBX Series 11	3.000	3.952	JPMorgan Securities, Inc.	11/18/54	1,100	(51,436)	(328,708)	277,272
Markit CMBX Series 11	3.000	3.952	MS & Co. Int. PLC	11/18/54	1,100	(51,437)	(301,751)	250,314

TOTAL						$(1,021,253)	$(2,341,421)	$1,320,168

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(%)(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 28	1.000	0.211%	06/20/22	$33,100	$134,727	$106,564	$28,163
CDX.NA.IG Index 34	1.000	0.445	06/20/25	130,600	2,522,974	1,199,588	1,323,386
General Electric Co. 2.700%, 10/09/22	1.000	0.633	06/20/26	3,875	67,074	47,176	19,898
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.302	12/20/24	1,080	22,312	8,498	13,814
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.396	12/20/25	5,030	119,064	23,059	96,005
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.514	12/20/26	4,260	102,535	92,993	9,542
Nordstrom, Inc., 6.950%, 03/15/22	1.000	1.696	06/20/24	5,525	(91,851)	(13,223)	(78,628)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.273	06/20/24	2,950	54,186	24,562	29,624
Republic of Chile, 3.875%, 08/05/20	1.000	0.400	12/20/24	1,000	18,193	12,571	5,622
Republic of Chile, 3.875%, 08/05/20	1.000	0.543	12/20/25	5,120	92,498	85,060	7,438
Republic of Colombia, 10.375%, 01/28/33	1.000	1.724	12/20/25	2,450	(67,047)	12,418	(79,465)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.367	06/20/24	2,160	35,333	6,310	29,023
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.580	12/20/25	3,850	107,596	46,375	61,221
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.756	12/20/26	4,410	54,269	53,862	407
Republic of Peru, 8.750%, 11/21/33	1.000	0.563	12/20/25	2,150	37,476	14,251	23,225
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.439	12/20/25	4,530	100,075	76,124	23,951
Russian Federation, 7.500%, 03/31/30	1.000	1.073	12/20/25	5,070	(12,936)	46,982	(59,918)
Russian Federation, 7.500%, 03/31/30	1.000	1.243	12/20/26	1,750	(18,870)	11,436	(30,306)
State of Qatar, 9.750%, 06/15/30	1.000	0.243	12/20/24	170	3,847	2,133	1,714
State of Qatar, 9.750%, 06/15/30	1.000	0.340	12/20/25	4,350	113,600	77,362	36,238
The Boeing Co., 8.750%, 08/15/21	1.000	0.731	06/20/24	1,225	8,484	13,126	(4,642)
United Mexican States, 4.150%, 03/28/27	1.000	0.677	12/20/25	6,530	80,978	(101,047)	182,025
United Mexican States, 4.150%, 03/28/27	1.000	0.896	12/20/26	3,980	18,328	9,207	9,121

TOTAL					$3,502,845	$1,855,387	$1,647,458

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	0.420%	10/10/2022	25,900,000	$25,900,000	$10,395	$56,068	$(45,673)
1Y IRS	Citibank NA	0.459	10/10/2022	23,650,000	23,650,000	10,650	51,699	(41,049)
1Y IRS	Citibank NA	0.516	11/15/2022	26,330,000	26,330,000	16,013	61,829	(45,816)
6M IRS	Citibank NA	0.465	02/22/2022	23,560,000	23,560,000	684	29,999	(29,315)
6M IRS	Citibank NA	0.605	01/07/2022	22,940,000	22,940,000	2	66,470	(66,468)
6M IRS	Citibank NA	0.855	03/23/2022	22,940,000	22,940,000	12,532	104,479	(91,947)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	21,480,000	21,480,000	4,998	41,037	(36,039)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	28,060,000	28,060,000	6,909	54,613	(47,704)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	14,170,000	14,170,000	34,298	126,432	(92,134)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	13,700,000	13,700,000	22,172	138,664	(116,492)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	23,970,000	23,970,000	15,862	56,449	(40,587)
9M IRS	UBS AG (London)	1.160	10/11/2022	28,150,000	28,150,000	90,176	110,300	(20,124)

				274,850,000	$274,850,000	$224,691	$898,039	$(673,348)

Puts
6M IRS	Barclays Bank PLC	0.368	05/26/2022	480,560,000	480,560,000	37,394	26,934	10,459

Total purchased option contracts				755,410,000	$755,410,000	$262,085	$924,973	$(662,889)

Written option contracts
Calls
1Y IRS	BNP Paribas SA	0.130	11/01/2022	(12,190,000)	(12,190,000)	(136,531)	(184,764)	48,233
1Y IRS	BNP Paribas SA	0.223	11/01/2022	(3,770,000)	(3,770,000)	(54,665)	(62,545)	7,880
3M IRS	BNP Paribas SA	0.082	03/16/2022	(13,620,000)	(13,620,000)	(29,074)	(82,343)	53,269
1M IRS	Citibank NA	0.115	01/13/2022	(5,140,000)	(5,140,000)	(815)	(35,091)	34,276
1M IRS	Citibank NA	0.137	01/20/2022	(5,310,000)	(5,310,000)	(2,747)	(33,566)	30,819
1Y IRS	Citibank NA	0.015	12/09/2022	(6,440,000)	(6,440,000)	(51,534)	(89,470)	37,936
1Y IRS	Citibank NA	0.379	10/10/2022	(2,670,000)	(2,670,000)	(26,393)	(56,074)	29,681
1Y IRS	Citibank NA	0.425	10/10/2022	(2,420,000)	(2,420,000)	(26,854)	(51,712)	24,858
1Y IRS	Citibank NA	0.553	11/15/2022	(2,720,000)	(2,720,000)	(46,240)	(61,825)	15,585
1Y IRS	Citibank NA	1.252	12/13/2022	(11,000,000)	(11,000,000)	(28,048)	(34,485)	6,437
1Y IRS	Citibank NA	1.255	12/13/2022	(15,800,000)	(15,800,000)	(40,543)	(49,849)	9,306
1Y IRS	Citibank NA	1.290	12/12/2022	(37,800,000)	(37,800,000)	(104,312)	(120,960)	16,648
1Y IRS	Citibank NA	1.296	12/15/2022	(11,600,000)	(11,600,000)	(32,119)	(36,366)	4,247
6M IRS	Citibank NA	0.849	02/22/2022	(7,440,000)	(7,440,000)	(800)	(30,000)	29,200
6M IRS	Citibank NA	1.124	01/07/2022	(7,440,000)	(7,440,000)	(2)	(66,371)	66,369
6M IRS	Citibank NA	1.406	03/23/2022	(7,450,000)	(7,450,000)	(46,962)	(104,472)	57,510

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
6M IRS	JPMorgan Securities, Inc.	0.178%	01/06/2022	(5,140,000)	$(5,140,000)	$(381)	$(43,849)	$43,468
1M IRS	Deutsche Bank AG (London)	1.265	01/13/2022	(5,830,000)	(5,830,000)	(19,902)	(50,284)	30,382
1Y IRS	Deutsche Bank AG (London)	0.223	11/01/2022	(3,110,000)	(3,110,000)	(45,095)	(52,149)	7,054
1M IRS	JPMorgan Securities, Inc.	0.308	01/31/2022	(5,270,000)	(5,270,000)	(36,798)	(40,825)	4,027
1Y IRS	JPMorgan Securities, Inc.	0.130	11/01/2022	(3,500,000)	(3,500,000)	(39,201)	(65,183)	25,982
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(2,210,000)	(2,210,000)	(18,160)	(40,912)	22,752
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(2,900,000)	(2,900,000)	(26,442)	(54,696)	28,254
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(7,470,000)	(7,470,000)	(69,800)	(126,499)	56,699
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,700,000)	(2,700,000)	(42,475)	(140,244)	97,769
1M IRS	MS & Co. Int. PLC	1.283	01/06/2022	(5,830,000)	(5,830,000)	(13,684)	(56,842)	43,158
1M IRS	MS & Co. Int. PLC	1.300	01/24/2022	(5,830,000)	(5,830,000)	(32,783)	(51,668)	18,885
1M IRS	MS & Co. Int. PLC	1.370	01/31/2022	(5,830,000)	(5,830,000)	(58,531)	(51,960)	(6,571)
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(2,480,000)	(2,480,000)	(46,868)	(56,530)	9,662
1Y IRS	UBS AG (London)	0.130	11/01/2022	(10,500,000)	(10,500,000)	(117,603)	(178,140)	60,537
9M IRS	UBS AG (London)	0.850	10/11/2022	(2,960,000)	(2,960,000)	(86,496)	(120,305)	33,809

				(224,370,000)	$(224,370,000)	$(1,281,858)	$(2,229,979)	$948,121

Puts
1Y IRS	BNP Paribas SA	0.107	05/26/2022	(8,470,000)	(8,470,000)	(125,102)	(86,334)	(38,768)
1Y IRS	BNP Paribas SA	0.130	11/01/2022	(12,190,000)	(12,190,000)	(164,054)	(158,037)	(6,017)
1Y IRS	BNP Paribas SA	0.223	11/01/2022	(3,770,000)	(3,770,000)	(43,048)	(59,628)	16,580
3M IRS	BNP Paribas SA	0.082	03/16/2022	(13,620,000)	(13,620,000)	(141,263)	(81,130)	(60,133)
1M IRS	Citibank NA	0.115	01/13/2022	(5,140,000)	(5,140,000)	(115,885)	(35,091)	(80,794)
1M IRS	Citibank NA	0.137	01/20/2022	(5,310,000)	(5,310,000)	(109,923)	(33,566)	(76,357)
6M IRS	JPMorgan Securities, Inc.	0.178	01/06/2022	(5,140,000)	(5,140,000)	(76,799)	(43,849)	(32,950)
1Y IRS	Citibank NA	0.015	12/09/2022	(6,440,000)	(6,440,000)	(115,331)	(88,329)	(27,002)
1Y IRS	Citibank NA	1.252	12/13/2022	(11,000,000)	(11,000,000)	(35,000)	(34,485)	(515)
1Y IRS	Citibank NA	1.255	12/13/2022	(15,800,000)	(15,800,000)	(50,058)	(49,849)	(209)
1Y IRS	Citibank NA	1.290	12/12/2022	(37,800,000)	(37,800,000)	(113,336)	(120,960)	7,624
1Y IRS	Citibank NA	1.296	12/15/2022	(11,600,000)	(11,600,000)	(35,230)	(36,366)	1,136
1M IRS	Deutsche Bank AG (London)	1.265	01/13/2022	(5,830,000)	(5,830,000)	(51,061)	(50,284)	(777)
1Y IRS	Deutsche Bank AG (London)	0.223	11/01/2022	(3,110,000)	(3,110,000)	(35,512)	(52,149)	16,637
1M IRS	JPMorgan Securities, Inc.	0.308	01/31/2022	(5,270,000)	(5,270,000)	(42,031)	(40,825)	(1,206)
1Y IRS	JPMorgan Securities, Inc.	0.130	11/01/2022	(3,500,000)	(3,500,000)	(47,103)	(32,794)	(14,309)
1M IRS	MS & Co. Int. PLC	1.283	01/06/2022	(5,830,000)	(5,830,000)	(33,139)	(56,843)	23,704
1M IRS	MS & Co. Int. PLC	1.300	01/24/2022	(5,830,000)	(5,830,000)	(53,651)	(51,668)	(1,983)
1M IRS	MS & Co. Int. PLC	1.370	01/31/2022	(5,830,000)	(5,830,000)	(42,408)	(51,960)	9,552
1Y IRS	UBS AG (London)	0.130	11/01/2022	(10,500,000)	(10,500,000)	(141,309)	(97,437)	(43,872)

				(181,980,000)	$(181,980,000)	$(1,571,243)	$(1,261,584)	$(309,659)

Total written option contracts				(406,350,000)	$(406,350,000)	$(2,853,101)	$(3,491,563)	$638,462

TOTAL				349,060,000	$349,060,000	$(2,591,016)	$(2,566,590)	$(24,427)

Abbreviations:
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – 34.1%
British Pound – 1.4%
United Kingdom Gilt
GBP	2,980,000	3.500%	01/22/45	$ 5,906,934
	840,000	1.500	07/31/53	1,256,172
	220,000	1.750	07/22/57	358,746
	710,000	3.500	07/22/68	1,882,235

				9,404,087

Canadian Dollar – 1.2%
British Columbia Province of Canada
CAD	2,600,000	2.850	06/18/25	2,154,859
	2,000,000	4.950	06/18/40	2,179,928
Ontario Province of Canada
	1,700,000	2.600	06/02/25	1,394,821
	2,300,000	4.650	06/02/41	2,433,696

				8,163,304

Chinese Yuan – 7.5%
Agricultural Development Bank of China
CNY	12,220,000	3.740	07/12/29	2,002,296
	32,800,000	2.960	04/17/30	5,088,842
	20,890,000	3.520	05/24/31	3,379,144
China Development Bank
	17,690,000	3.340	07/14/25	2,837,270
	33,180,000	3.300	03/03/26	5,321,748
	26,490,000	3.500	08/13/26	4,279,207
	7,420,000	4.040	04/10/27	1,229,843
	590,000	3.650	05/21/29	96,228
	10,700,000	3.450	09/20/29	1,722,342
	27,380,000	3.090	06/18/30	4,288,046
China Government Bond
	18,480,000	3.250	06/06/26	2,979,682
	19,000,000	2.850	06/04/27	3,011,389
	12,660,000	3.280	12/03/27	2,058,818
	12,180,000	2.910	10/14/28	1,929,816
	22,460,000	3.250	11/22/28	3,629,222

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Chinese Yuan – (continued)
China Government Bond – (continued)
CNY	8,400,000	3.290%		05/23/29	$ 1,361,300
	2,890,000	4.080		10/22/48	507,208
	25,690,000	3.860		07/22/49	4,358,467
	5,390,000	3.390		03/16/50	842,644
United Mexican States(a)
	$360,000	3.750		04/19/71	322,380

					51,245,892

Euro – 6.7%
French Republic Government Bond OAT
EUR	4,910,000	0.010		02/25/26	5,677,294
	1,700,000	4.500		04/25/41	3,309,425
	310,000	3.250		05/25/45	544,575
	210,000	2.000	(b)	05/25/48	307,372
	800,000	1.750	(b)	05/25/66	1,141,833
Ireland Government Bond
	1,120,000	0.200		10/18/30	1,284,594
Italy Buoni Poliennali Del Tesoro
	3,290,000	0.010		04/01/26	3,689,891
	4,190,000	6.000		05/01/31	6,892,196
	1,200,000	0.950	(b)	12/01/31	1,338,356
	1,750,000	2.950	(b)	09/01/38	2,390,152
	1,000,000	2.800	(b)	03/01/67	1,285,207
Kingdom of Belgium(b)
	960,000	4.250		03/28/41	1,800,312
	250,000	2.150		06/22/66	395,176
Portugal Obrigacoes do Tesouro OT(b)
	1,200,000	1.950		06/15/29	1,548,519
Republic of Austria Government Bond(b)
	450,000	1.500		11/02/86	647,825
	280,000	2.100	(c)	09/20/17	487,567
	280,000	0.850	(d)	06/30/20	277,147
Republic of Indonesia(b)
	650,000	2.625		06/14/23	764,908
	240,000	2.150		07/18/24	285,587

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Romania
EUR	630,000	2.124%		07/16/31	$ 684,907
	70,000	2.000	(b)	01/28/32	73,893
	400,000	3.375	(b)	01/28/50	430,125
Spain Government Bond(b)
	2,075,000	5.900		07/30/26	3,018,374
	3,250,000	1.500		04/30/27	4,008,640
	1,730,000	1.250		10/31/30	2,110,411
	1,110,000	3.450		07/30/66	1,899,052

					46,293,338

Indonesian Rupiah – 0.2%
Republic of Indonesia
IDR	12,964,000,000	8.750		05/15/31	1,050,582

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000		03/31/27	839,830

Japanese Yen – 13.2%
Government of Japan
JPY	1,979,750,000	0.005		12/01/23	17,243,600
	1,549,000,000	0.100		09/20/31	13,505,373
	816,000,000	0.500		09/20/41	7,125,724
	561,000,000	0.700		09/20/51	4,890,498
	650,450,000	0.100		09/20/24	5,684,525
	1,277,100,000	0.100		03/20/29	11,228,888
	596,200,000	2.500		09/20/34	6,669,116
	367,900,000	0.400		03/20/39	3,203,445
	3,600,000	0.500		03/20/41	31,495
	438,750,000	0.700		03/20/61	3,765,095
Japan Treasury Discount Bill(e)
	1,163,000,000	0.000		02/21/22	10,111,923
	852,450,000	0.000		02/25/22	7,411,935

					90,871,617

Russian Ruble – 0.0%
Russian Federation Bond
RUB	26,160,000	7.050		01/19/28	326,732

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Singapore Dollar – 0.2%
Singapore Government Bond

SGD	2,150,000	2.750%		07/01/23	$ 1,643,659

South Korean Won – 0.9%
Inflation Linked Korea Treasury Bond

KRW	1,894,602,325	1.000		06/10/26	1,647,086
Korea Treasury Bond

	2,598,070,000	1.875		06/10/29	2,129,715

	2,641,660,000	1.375		12/10/29	2,079,158

					5,855,959

Thai Baht – 0.9%
Thailand Government Bond

THB	126,490,000	1.875		06/17/22	3,809,848

	76,900,000	2.400		12/17/23	2,379,907

	9,080,000	1.585		12/17/35	247,386

					6,437,141

United States Dollar – 1.8%
Abu Dhabi Government International Bond

	$500,000	3.125	(b)	10/11/27	536,250

	600,000	4.125	(b)	10/11/47	720,000

	1,370,000	4.125		10/11/47	1,644,000
Republic of Indonesia

	970,000	5.875		01/15/24	1,061,119

	4,340,000	4.125		01/15/25	4,659,532

	200,000	4.125	(b)	01/15/25	214,725

	790,000	3.850	(b)	07/18/27	864,458
Republic of Peru(a)

	10,000	2.780		12/01/60	8,783

	100,000	3.230	(f)	07/28/21	86,019
Republic of Qatar(b)

	950,000	5.103		04/23/48	1,283,688
Republic of Uruguay(a)

	190,000	4.375		01/23/31	218,714

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
United Mexican States(a)
	$811,000	3.771%	05/24/61	$ 747,539

				12,044,827

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $225,480,852)				$234,176,968

Corporate Obligations – 36.8%
Aerospace & Defense(a) – 1.0%
Airbus Finance BV
EUR	115,000	0.875%	05/13/26	$ 133,898
Airbus SE
	550,000	2.375	06/09/40	700,420
Northrop Grumman Corp.
	$1,700,000	2.930	01/15/25	1,774,290
	1,100,000	3.250	01/15/28	1,176,197
Raytheon Technologies Corp.
	27,000	3.650	08/16/23	28,070
Teledyne Technologies, Inc.
	1,250,000	0.950	04/01/24	1,237,638
The Boeing Co.
	1,075,000	5.150	05/01/30	1,254,267
	225,000	3.250	02/01/35	226,762
	225,000	3.375	06/15/46	216,848
	80,000	3.625	03/01/48	79,478
	80,000	3.850	11/01/48	82,414
	80,000	5.805	05/01/50	108,298

				7,018,580

Agriculture(a) – 0.3%
Altria Group, Inc.
EUR	200,000	3.125	06/15/31	252,952
BAT Capital Corp.
	$50,000	3.557	08/15/27	52,485
	1,450,000	2.259	03/25/28	1,414,533
Imperial Brands Finance PLC
EUR	355,000	3.375	02/26/26	445,817

				2,165,787

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 1.0%
General Motors Financial Co., Inc.(a)
	$1,725,000	1.500%		06/10/26	$ 1,698,297
EUR	100,000	1.694		03/26/25	118,495
	195,000	0.850		02/26/26	224,416
	$200,000	5.650		01/17/29	237,424
Hyundai Capital America(a)(b)
	2,425,000	1.650		09/17/26	2,378,319
PACCAR Financial Corp.
	725,000	0.900		11/08/24	720,055
Volkswagen International Finance NV(a)(g) (10 year EUR Swap + 3.982%)
EUR	500,000	4.625		12/31/99	645,985
Volkswagen Leasing GmbH
	600,000	1.625		08/15/25	714,447

					6,737,438

Banks – 12.5%
ABN AMRO Bank NV(a)(g) (-1x 5 Year EUR Swap + 4.674%)
	500,000	4.375		12/31/99	609,928
(1 year CMT + 0.800%)
	$1,200,000	1.542	(b)	06/16/27	1,175,616
AIB Group PLC(a)(g) (-1X 1 year EUR Swap + 0.750%)
EUR	500,000	0.500		11/17/27	564,554
(-1X 5 year EUR Swap + 3.300%)
	675,000	2.875		05/30/31	810,293
(3M USD LIBOR + 1.874%)
	$1,250,000	4.263	(b)	04/10/25	1,316,850
Australia & New Zealand Banking Group Ltd.(a)(b)(g) (5 Year CMT + 1.288%)
	750,000	2.950		07/22/30	768,593
Banco Santander SA
	800,000	2.706		06/27/24	827,640
	1,400,000	3.490		05/28/30	1,482,194
EUR	500,000	1.625		10/22/30	574,783
	$800,000	2.749		12/03/30	782,360
Bank of America Corp.(a)(g) (3M USD LIBOR + 0.810%)
	2,900,000	3.366		01/23/26	3,052,801
(SOFR + 2.150%)
	375,000	2.592		04/29/31	378,638
Bank of Ireland Group PLC(a)(g) (-1X 1 year EUR Swap + 0.770%)
EUR	625,000	0.375		05/10/27	702,219
(-1X 1 year EUR Swap + 1.650%)
	975,000	1.375		08/11/31	1,096,595

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(a)
	$900,000	3.684%		01/10/23	$ 900,432
(1 year CMT + 1.050%)
	1,025,000	2.279	(g)	11/24/27	1,027,583
(3M USD LIBOR + 1.400%)
	800,000	4.610	(g)	02/15/23	803,392
BNP Paribas SA
	1,450,000	3.375	(b)	01/09/25	1,524,559
	1,250,000	3.375		01/09/25	1,314,275
(5 Year USD Swap + 1.483%)
	950,000	4.375	(a)(b)(g)	03/01/33	1,031,833
(SOFR + 1.004%)
	575,000	1.323	(a)(b)(g)	01/13/27	559,458
(SOFR + 2.074%)
	550,000	2.219	(a)(b)(g)	06/09/26	555,638
BPCE SA(b)
	2,350,000	4.000		09/12/23	2,459,040
(SOFR + 1.520%)
	1,000,000	1.652	(a)(g)	10/06/26	985,960
CaixaBank SA
EUR	400,000	1.125		05/17/24	466,243
(-1X 3M Euribor + 0.850%)
	900,000	0.375	(a)(g)	11/18/26	1,019,270
(-1X 3M Euribor + 1.000%)
	900,000	0.750	(a)(g)	05/26/28	1,022,201
Citigroup, Inc.
	$1,210,000	3.500		05/15/23	1,251,285
GBP	600,000	2.750	(a)	01/24/24	835,259
(SOFR + 0.686%)
	$1,575,000	0.776	(a)(g)	10/30/24	1,564,936
(SOFR + 2.842%)
	1,700,000	3.106	(a)(g)	04/08/26	1,782,331
(SOFR + 3.914%)
	25,000	4.412	(a)(g)	03/31/31	28,565
Citizens Bank NA(a)
	250,000	3.250		02/14/22	250,203
Commerzbank AG
EUR	550,000	4.000		03/23/26	691,491
Commonwealth Bank of Australia(a)(b)(g) (5 Year CMT + 2.050%)
	$1,000,000	3.610		09/12/34	1,045,360
Credit Agricole SA(a)(b)(g) (SOFR + 0.892%)
	1,100,000	1.247		01/26/27	1,068,859
(SOFR + 1.676%)
	300,000	1.907		06/16/26	300,681
Credit Suisse AG
	1,000,000	2.950		04/09/25	1,047,230

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG(a)(b)(g)
(3M USD LIBOR + 1.410%)
	$2,800,000	3.869%		01/12/29	$ 2,996,728
(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,582,147
Deutsche Bank AG
	1,000,000	0.962		11/08/23	997,510
Deutsche Bank AG(a)(g)
(-1X 3M Euribor + 2.050%)
EUR	1,600,000	1.750		11/19/30	1,892,769
(SOFR + 1.870%)
	$275,000	2.129		11/24/26	274,654
(SOFR + 2.159%)
	600,000	2.222		09/18/24	607,908
Erste Group Bank AG(a)(g) (-1X EUAMDB05 + 2.100%)
EUR	600,000	1.625		09/08/31	702,049
Fifth Third Bancorp(a)
	$575,000	2.375		01/28/25	590,140
HSBC Holdings PLC
	200,000	4.250		08/18/25	214,842
	450,000	4.950		03/31/30	527,670
(3M USD LIBOR + 1.211%)
	2,150,000	3.803	(a)(g)	03/11/25	2,257,607
Intesa Sanpaolo SpA
EUR	575,000	1.350		02/24/31	642,585
JPMorgan Chase & Co.(a)
	$3,200,000	3.625		12/01/27	3,449,824
(3M USD LIBOR + 0.730%)
	305,000	3.559	(g)	04/23/24	315,028
(3M USD LIBOR + 0.890%)
	300,000	3.797	(g)	07/23/24	312,663
(SOFR + 2.515%)
	750,000	2.956	(g)	05/13/31	776,167
Kreditanstalt fuer Wiederaufbau(h)
GBP	7,000,000	1.250		12/29/23	9,543,827
EUR	3,000,000	0.625		01/07/28	3,573,876
Macquarie Bank Ltd.(a)(b)(g) (5 year CMT + 1.700%)
	$800,000	3.052		03/03/36	785,616
Macquarie Group Ltd.(a)(b)(g)
(3M USD LIBOR + 1.372%)
	380,000	3.763		11/28/28	408,682
(SOFR + 1.069%)
	400,000	1.340		01/12/27	389,360
Morgan Stanley, Inc.(a)(g) (SOFR + 1.360%)
	775,000	2.484		09/16/36	745,992
Natwest Group PLC
	200,000	3.875		09/12/23	208,546
(1 year CMT + 0.900%)
	700,000	1.642	(a)(g)	06/14/27	689,395
(3M USD LIBOR + 1.480%)
	1,200,000	3.498	(a)(g)	05/15/23	1,210,836

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander UK Group Holdings PLC(a)(g)
(1 year CMT + 1.250%)
	$1,000,000	1.532%	08/21/26	$ 984,360
(SOFR + 0.787%)
	1,250,000	1.089	03/15/25	1,238,837
Societe Generale SA(a)(b)(g) (1 year CMT + 1.100%)
	1,500,000	1.488	12/14/26	1,462,305
Standard Chartered PLC(a)(b)(g)
(1 year CMT + 0.880%)
	325,000	1.214	03/23/25	322,283
(1 year CMT + 1.000%)
	1,550,000	1.456	01/14/27	1,502,833
The Huntington National Bank(a)
	300,000	1.800	02/03/23	302,697
The Norinchukin Bank(b)
	1,375,000	1.284	09/22/26	1,353,674
The PNC Financial Services Group, Inc.(a)
	600,000	3.500	01/23/24	628,314
UniCredit SpA(a)(g) (-1X 3M Euribor + 2.550%)
EUR	350,000	2.200	07/22/27	420,626
Wells Fargo & Co.(a)(g) (SOFR + 2.000%)
	$2,450,000	2.188	04/30/26	2,496,280
Westpac Banking Corp.(a)(g)
(5 year CMT + 1.350%)
	1,200,000	2.894	02/04/30	1,225,248
(5 year CMT + 1.750%)
	475,000	2.668	11/15/35	463,082

				85,776,108

Beverages – 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
	750,000	4.900	02/01/46	950,002
Anheuser-Busch InBev SA
EUR	415,000	2.700	03/31/26	524,044
Bacardi Ltd.(a)(b)
	$1,200,000	4.700	05/15/28	1,357,116
Constellation Brands, Inc.(a)
	1,500,000	3.200	02/15/23	1,534,410
	1,500,000	4.400	11/15/25	1,651,275
Diageo Finance PLC(a)
EUR	180,000	2.375	05/20/26	224,294
Keurig Dr Pepper, Inc.(a)
	$3,250,000	4.417	05/25/25	3,542,077

				9,783,218

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – 0.1%
Carrier Global Corp.
	$650,000	2.493%		02/15/27	$ 667,303
Holcim Finance Luxembourg SA
EUR	205,000	0.500		11/29/26	235,393

					902,696

Capital Goods – 0.2%
European Union
	1,100,000	0.010		07/06/26	1,270,747

Chemicals – 0.5%
CNAC HK Finbridge Co. Ltd.
	$200,000	3.875		06/19/29	214,920
DuPont de Nemours, Inc.(a)
	600,000	4.493		11/15/25	662,976
International Flavors & Fragrances, Inc.(a)
	450,000	1.230	(b)	10/01/25	440,762
EUR	565,000	1.800		09/25/26	681,455
	$200,000	1.832	(b)	10/15/27	196,868
Sasol Financing International Ltd.
	560,000	4.500		11/14/22	566,328
Syngenta Finance NV(a)(b)
	550,000	4.441		04/24/23	567,847
	400,000	4.892		04/24/25	429,952

					3,761,108

Commercial Services – 0.2%
DP World Crescent Ltd.
	200,000	4.848		09/26/28	223,938
DP World Ltd.
	390,000	5.625		09/25/48	478,237
Moody’s Corp.(a)
	710,000	3.100		11/29/61	705,733

					1,407,908

Computers(a) – 1.1%
Dell International LLC/EMC Corp.
	1,250,000	6.020		06/15/26	1,448,437
	1,075,000	4.900		10/01/26	1,211,837
	875,000	5.300		10/01/29	1,027,854
	75,000	6.200		07/15/30	94,805

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Hewlett Packard Enterprise Co.
$1,200,000	4.450%		10/02/23	$ 1,266,720
1,850,000	4.900		10/15/25	2,053,037
250,000	6.350		10/15/45	334,783
Western Digital Corp.
200,000	2.850		02/01/29	201,892

				7,639,365

Diversified Financial Services – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
282,000	3.500	(a)	05/26/22	284,521
2,149,000	4.625		07/01/22	2,189,938
525,000	3.000	(a)	10/29/28	532,870
325,000	3.300	(a)	01/30/32	331,435
AIG Global Funding(b)
224,000	2.300		07/01/22	225,810
Air Lease Corp.(a)
1,150,000	3.250		03/01/25	1,195,368
575,000	2.875		01/15/26	593,026
American Express Co.(a)
255,000	2.500		07/30/24	263,397
Aviation Capital Group LLC(a)(b)
400,000	1.950		01/30/26	391,036
Avolon Holdings Funding Ltd.(a)(b)
400,000	3.950		07/01/24	418,980
Capital One Financial Corp.(a)
505,000	3.300		10/30/24	532,336
Nomura Holdings, Inc.
400,000	2.608		07/14/31	394,332

				7,353,049

Electrical – 1.1%
Ameren Corp.(a)
150,000	2.500		09/15/24	154,133
CMS Energy Corp.(a)(g) (5 year CMT + 2.900%)
550,000	3.750		12/01/50	$540,656
DTE Energy Co.
498,000	2.250		11/01/22	504,245

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Electricite de France SA(a)(b)
	$1,450,000	4.500%		09/21/28	$ 1,640,022
Electricite de France SA(a)(g) (12 year EUR Swap + 3.794%)
EUR	100,000	5.375		01/29/49	124,808
Enel Finance International NV(a)
EUR	160,000	0.010		05/28/26	179,697
	$675,000	2.875	(b)	07/12/41	648,108
Enel SpA(a)(g)
(-1X 5 year EUR Swap + 1.719%)
EUR	1,275,000	1.375		12/31/99	1,417,228
(5 year EUR Swap + 2.580%)
	235,000	3.375		11/24/81	291,407
Engie SA(a)
	200,000	1.000		03/13/26	235,342
Pacific Gas & Electric Co.(a)
	$625,000	3.000		06/15/28	626,231
	250,000	2.500		02/01/31	238,165
	100,000	3.300		08/01/40	93,048
	200,000	3.500		08/01/50	186,970
Sempra Energy(a)
	700,000	3.400		02/01/28	745,815

					7,501,067

Engineering & Construction(a) – 0.5%
Heathrow Funding Ltd.
EUR	575,000	1.125		10/08/30	647,921
Mexico City Airport Trust
	$540,000	3.875	(b)	04/30/28	558,832
	200,000	5.500	(b)	10/31/46	199,663
	430,000	5.500	(b)	07/31/47	429,274
	200,000	5.500		07/31/47	199,663
Technip Energies NV
EUR	1,025,000	1.125		05/28/28	1,170,066

					3,205,419

Forest Products & Paper(a) – 0.0%
Smurfit Kappa Acquisitions ULC
	185,000	2.875		01/15/26	230,151

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – 0.3%
NiSource, Inc.
	$1,025,000	3.600%		05/01/30	$ 1,107,297
ONE Gas, Inc.
	1,225,000	1.100		03/11/24	1,215,249

					2,322,546

Healthcare Providers & Services(a) – 0.3%
DENTSPLY SIRONA, Inc.
	775,000	3.250		06/01/30	818,299
Medtronic Global Holdings SCA
EUR	400,000	0.250		07/02/25	458,451
Thermo Fisher Scientific Finance I BV
	675,000	0.010		11/18/25	765,606

					2,042,356

Insurance – 1.4%
Ageas SA(a)(g) (-1X 3M Euribor + 3.100%)
	600,000	1.875		11/24/51	680,709
Allianz SE(a)(g)
(-1X 5 year EUR Swap + 2.770%)
	800,000	2.625		12/31/99	903,969
(5 year CMT + 2.165%)
	$800,000	3.200	(b)	12/31/99	764,992
American International Group, Inc.
	150,000	4.125		02/15/24	159,288
	2,150,000	3.900	(a)	04/01/26	2,334,040
Aviva PLC(a)(g) (5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	711,395
CNP Assurances(a)
EUR	1,000,000	0.375		03/08/28	1,098,709
Helvetia Europe SA(a)(g) (-1X 5 year EUR Swap + 3.950%)
	550,000	2.750		09/30/41	669,944
La Mondiale SAM(a)
	600,000	0.750		04/20/26	682,348
	600,000	2.125		06/23/31	708,272
Legal & General Group PLC(a)(g) (-1X 5 year UK Government Bond + 4.050%)
GBP	500,000	3.750		11/26/49	707,156
M&G PLC(a)(g) (5 year UK Government Bond + 3.724%)
	100,000	6.340		12/19/63	170,568

					9,591,390

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – 0.3%
Expedia Group, Inc.
	$1,150,000	3.250%		02/15/30	$ 1,175,518
Prosus NV(b)
	210,000	3.680		01/21/30	216,077
	200,000	4.027		08/03/50	190,438
	200,000	3.832		02/08/51	186,000
Tencent Holdings Ltd.
	200,000	3.595		01/19/28	212,874

					1,980,907

Investment Companies – 0.5%
Huarong Finance II Co. Ltd.
	370,000	5.000		11/19/25	384,684
	200,000	4.625		06/03/26	206,000
JAB Holdings B.V.
EUR	2,700,000	1.000		12/20/27	3,121,288

					3,711,972

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
	$1,275,000	1.650		10/15/27	1,250,048

Lodging(a) – 0.2%
Marriott International, Inc.
	1,500,000	4.650		12/01/28	1,683,090

Media(a) – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
	900,000	4.500		02/01/24	956,754
	3,400,000	4.908		07/23/25	3,744,896
	650,000	4.800		03/01/50	728,637
Comcast Corp.
	1,000,000	3.700		04/15/24	1,062,720
	750,000	3.950		10/15/25	819,960

					7,312,967

Mining – 0.6%
Glencore Funding LLC(b)
	1,400,000	4.125		05/30/23	1,457,162
	650,000	4.125	(a)	03/12/24	683,670

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Glencore Funding LLC(b) – (continued)
	$575,000	1.625	%(a)	04/27/26	$ 564,667
	775,000	4.875	(a)	03/12/29	875,650
Newmont Corp.(a)
	400,000	2.600		07/15/32	401,060

					3,982,209

Miscellaneous Manufacturing – 0.1%
General Electric Co.
	300,000	6.750		03/15/32	408,957

Multi-National – 1.1%
European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,112,211
	770,000	1.000		11/14/42	966,834
FMS Wertmanagement(h)
GBP	1,100,000	1.375		03/07/25	1,502,543
The African Export-Import Bank(a)(b)
	$390,000	2.634		05/17/26	391,162
	360,000	3.798		05/17/31	367,430

					7,340,180

Oil Field Services – 1.7%
BP Capital Markets America, Inc.(a)
	700,000	3.790		02/06/24	738,836
BP Capital Markets PLC
	250,000	3.814		02/10/24	263,825
(-1X 5 year EUR Swap + 3.880%)
EUR	950,000	3.250	(a)(g)	12/31/99	1,145,323
(-1X 5 year EUR Swap + 4.120%)
	400,000	3.625	(a)(g)	12/31/99	489,623
Devon Energy Corp.(a)
	$100,000	5.850		12/15/25	114,410
Gazprom PJSC Via Gaz Capital SA
	310,000	5.150	(b)	02/11/26	331,979
	210,000	5.150		02/11/26	224,889
	240,000	8.625	(i)	04/28/34	340,488
	310,000	7.288		08/16/37	412,203
Gazprom PJSC Via Gaz Finance PLC(b)
	400,000	3.250		02/25/30	385,575
Lukoil Securities B.V.
	1,330,000	3.875		05/06/30	1,363,516

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp.
	$300,000	5.550	%(a)	03/15/26	$ 333,750
	250,000	6.450		09/15/36	318,750
Pertamina Persero PT
	200,000	6.500		05/27/41	259,412
Pioneer Natural Resources Co.(a)
	150,000	1.125		01/15/26	145,901
Qatar Energy(a)(b)
	820,000	3.300		07/12/51	842,550
Suncor Energy, Inc.(a)
	900,000	3.100		05/15/25	941,841
TotalEnergies SE(a)(g) (5 year EUR Swap + 3.350%)
EUR	1,105,000	3.369		12/29/49	1,368,448
Wintershall Dea Finance B.V.(a)
	1,300,000	1.332		09/25/28	1,509,650

					11,530,969

Packaging(a) – 0.0%
Berry Global, Inc.
	270,000	1.500		01/15/27	313,318

Pharmaceuticals – 1.2%
AbbVie, Inc.
	$620,000	2.300		11/21/22	628,792
	300,000	3.750	(a)	11/14/23	314,439
	1,350,000	2.600	(a)	11/21/24	1,400,179
Bayer US Finance II LLC(a)(b)
	750,000	3.875		12/15/23	784,215
	1,000,000	4.250		12/15/25	1,085,000
Becton Dickinson & Co.(a)
EUR	185,000	0.034		08/13/25	209,300
	$1,484,000	3.363		06/06/24	1,553,792
	1,000,000	3.700		06/06/27	1,090,430
CVS Health Corp.(a)
	300,000	2.625		08/15/24	310,749
McKesson Corp.(a)
EUR	125,000	1.500		11/17/25	149,182
Upjohn Finance B.V.(a)
	500,000	1.908		06/23/32	595,629

					8,121,707

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 1.0%
Abu Dhabi Crude Oil Pipeline LLC(b)
	$1,260,000	4.600%		11/02/47	$ 1,486,406
Energy Transfer LP(a)
	250,000	5.250		04/15/29	287,227
	250,000	5.300		04/01/44	286,298
Enterprise Products Operating LLC(a)
	500,000	3.750		02/15/25	532,395
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(b)	03/31/36	195,188
	620,000	2.940		09/30/40	616,900
MPLX LP(a)
	250,000	4.500		04/15/38	281,298
	150,000	5.500		02/15/49	191,828
Sabine Pass Liquefaction LLC(a)
	1,500,000	5.625		03/01/25	1,665,945
The Williams Cos., Inc.(a)
	550,000	3.600		03/15/22	550,533
	450,000	3.900		01/15/25	479,452

					6,573,470

Real Estate(a) – 0.4%
Logicor Financing S.a.r.l.
EUR	600,000	2.250		05/13/25	721,203
	550,000	3.250		11/13/28	710,590
SBB Treasury Oyj
	950,000	0.750		12/14/28	1,032,936

					2,464,729

Real Estate Investment Trust(a) – 0.8%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	122,876
National Retail Properties, Inc.
	375,000	3.900		06/15/24	396,334
Realty Income Corp.
	900,000	4.625		11/01/25	998,298
	200,000	3.400		01/15/28	215,866
Simon Property Group LP
	576,000	2.750		06/01/23	588,453

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Spirit Realty LP
	$300,000	2.100%	03/15/28	$ 293,412
WEA Finance LLC/Westfield UK & Europe Finance PLC(b)
	400,000	3.750	09/17/24	419,428
WP Carey, Inc.
	240,000	4.600	04/01/24	255,130
	170,000	4.000	02/01/25	181,230
WPC Eurobond B.V.
EUR	1,775,000	1.350	04/15/28	2,049,391
	300,000	0.950	06/01/30	330,743

				5,851,161

Retailing(a) – 0.4%
AutoNation, Inc.
	$200,000	1.950	08/01/28	195,438
CK Hutchison International 20 Ltd.(b)
	200,000	2.500	05/08/30	202,320
CK Hutchison International 21 Ltd.(b)
	200,000	2.500	04/15/31	201,900
Dollar Tree, Inc.
	650,000	4.000	05/15/25	698,588
Walgreens Boots Alliance, Inc.
	1,375,000	0.950	11/17/23	1,373,831

				2,672,077

Savings & Loans(a)(b)(g) – 0.1%
Nationwide Building Society
(3M USD LIBOR + 1.181%)
	200,000	3.622	04/26/23	201,652
(3M USD LIBOR + 1.855%)
	500,000	3.960	07/18/30	550,620

				752,272

Semiconductors(a)(b) – 0.6%
Broadcom, Inc.
	175,000	3.469	04/15/34	182,583
	3,193,000	3.137	11/15/35	3,209,635
NXP BV/NXP Funding LLC/NXP USA, Inc.
	695,000	3.250	11/30/51	695,278
TSMC Global Ltd.
	200,000	2.250	04/23/31	198,160

				4,285,656

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – 0.2%
Fidelity National Information Services, Inc.
EUR	400,000	0.750%	05/21/23	$ 460,400
	550,000	0.625	12/03/25	633,802
VMware, Inc.
	$250,000	1.800	08/15/28	243,477

				1,337,679

Sovereign – 0.7%
European Financial Stability Facility(h)
EUR	1,170,000	0.875	04/10/35	1,419,626
European Union
	1,540,000	0.010	04/22/31	1,742,226
	820,000	0.200	06/04/36	913,834
	380,000	0.400	02/04/37	437,705

				4,513,391

Telecommunication Services – 2.3%
AT&T, Inc.(a)
	$250,000	3.000	06/30/22	252,023
	1,879,000	2.550	12/01/33	1,840,142
EUR	600,000	1.800	09/14/39	685,429
	$100,000	4.350	06/15/45	113,163
	100,000	4.850	07/15/45	119,692
	550,000	5.450	03/01/47	721,072
	600,000	3.650	06/01/51	622,674
Deutsche Telekom International Finance B.V.(a)(b)
	500,000	2.485	09/19/23	510,280
Orange SA(a)
EUR	100,000	0.010	06/29/26	112,971
T-Mobile USA, Inc.(a)
	$500,000	3.500	04/15/25	529,865
	900,000	3.750	04/15/27	974,511
	900,000	3.875	04/15/30	984,843
	1,675,000	2.550	02/15/31	1,667,194
Telefonica Emisiones SA(a)
EUR	500,000	1.788	03/12/29	619,515

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc.
	$3,084,000	4.329%		09/21/28	$ 3,507,495
	1,000,000	2.550	(a)	03/21/31	1,010,170
Vodafone Group PLC
EUR	165,000	1.875	(a)	09/11/25	199,610
	$1,000,000	4.375		05/30/28	1,126,680

					15,597,329

Trading Companies & Distributors(a) – 0.3%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200		07/24/25	540,759
	301,000	1.250		04/26/27	345,523
	575,000	1.000		05/04/28	638,972
	600,000	1.750		03/12/29	694,432

					2,219,686

TOTAL CORPORATE OBLIGATIONS (Cost $246,980,137)					$252,737,515

Asset-Backed Securities(g) – 6.2%

Collateralized Loan Obligations(b) – 4.3%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	$2,100,000	1.424%		01/15/33	$ 2,100,447
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	2,100,000	1.344		04/15/33	2,101,766
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
	5,300,000	1.364		04/15/33	5,302,915
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)

	5,271,830	0.874		04/15/29	5,271,956
Magnetite XXIV Ltd. Series 2019-24A, Class A (3M USD LIBOR + 1.330%)
	1,400,000	1.454		01/15/33	1,400,101
Mill City Mortgage Loan Trust Series 2017-2, Class A3
	294,070	3.015		07/25/59	300,893
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
	1,800,000	1.487		04/14/33	1,800,200
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
	1,400,000	4.224		04/15/32	1,378,770

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(g) – (continued)
Collateralized Loan Obligations(b) – (continued)
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
$3,052,223	1.014%	04/15/29	$ 3,052,556
Venture 36 CLO Ltd. Series 2019-36A, Class D(3M USD LIBOR + 4.150%)
900,000	4.282	04/20/32	901,536
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	1.404	04/15/33	3,476,001
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	1.184	04/15/31	2,100,395

			29,187,536

Home Equity – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
26,131	7.000	09/25/37	26,273

Other(b) – 0.2%
OZLM Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
1,700,000	3.514	07/15/34	1,656,858

Student Loans – 1.7%
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
2,822,158	1.303	12/27/66	2,869,563
Educational Services of America, Inc. Series 2015-2, Class A(b) (1M USD LIBOR + 1.000%)
454,838	1.103	12/25/56	457,599
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
1,672,588	1.230	05/25/34	1,674,794
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
216,433	1.130	02/25/42	215,451
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
4,421,814	1.153	12/27/66	4,456,129
Nelnet Student Loan Trust Series 2011-1A, Class A(b) (1M USD LIBOR + 0.850%)
145,894	0.953	02/25/48	146,820
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,733,621	1.253	09/25/65	1,763,150

			11,583,506

TOTAL ASSET-BACKED SECURITIES (Cost $42,294,150)			$ 42,454,173

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 11.0%
Collateralized Mortgage Obligations – 1.5%
Interest Only(j) – 0.5%
FHLMC REMIC Series 3852, Class SW(g) (-1x 1M USD LIBOR + 6.000%)
$158,754	5.890%	05/15/41	$ 23,645
FHLMC REMIC Series 4314, Class SE(g) (-1x 1M USD LIBOR + 6.050%)
164,756	5.940	03/15/44	23,823
FHLMC REMIC Series 4583, Class ST(g) (-1x 1M USD LIBOR + 6.000%)
576,716	5.890	05/15/46	95,602
FHLMC REMIC Series 4980, Class KI
901,586	4.500	06/25/50	133,872
FHLMC REMIC Series 4991, Class IE
664,703	5.000	07/25/50	92,974
FHLMC REMIC Series 4998, Class GI
1,206,601	4.000	08/25/50	187,838
FHLMC REMIC Series 5002, Class SJ(g) (-1x 1M USD LIBOR + 6.100%)
1,338,162	5.998	07/25/50	234,730
FHLMC REMIC Series 5009, Class DI
1,076,466	2.000	09/25/50	106,563
FHLMC REMIC Series 5012, Class DI
227,815	4.000	09/25/50	35,041
FHLMC REMIC Series 5020, Class IH
1,131,620	3.000	08/25/50	137,385
FNMA REMIC Series 2011-124, Class SC(g) (-1x 1M USD LIBOR + 6.550%)
164,067	6.448	12/25/41	27,416
FNMA REMIC Series 2012-5, Class SA(g) (-1x 1M USD LIBOR + 5.950%)
230,073	5.848	02/25/42	35,193
FNMA REMIC Series 2014-6, Class SA(g) (-1x 1M USD LIBOR + 6.600%)
216,087	6.498	02/25/44	37,168
FNMA REMIC Series 2017-31, Class SG(g) (-1x 1M USD LIBOR + 6.100%)
457,823	5.998	05/25/47	82,286
FNMA REMIC Series 2017-86, Class SB(g) (-1x 1M USD LIBOR + 6.150%)
322,886	6.048	11/25/47	54,563
FNMA REMIC Series 2018-17, Class CS(g) (-1x 1M USD LIBOR + 3.450%)
1,183,308	2.500	03/25/48	67,519

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
FNMA REMIC Series 2020-60, Class KI
$1,114,995	2.000%	09/25/50	$ 114,426
FNMA REMIC Series 2020-60, Class NI
211,573	4.000	09/25/50	32,472
GNMA REMIC Series 2020-61, Class SW(g) (-1X 1M USD LIBOR + 6.050%)
688,498	5.946	08/20/49	89,908
GNMA REMIC Series 2010-20, Class SE(g) (-1x 1M USD LIBOR + 6.250%)
325,890	6.146	02/20/40	55,064
GNMA REMIC Series 2013-124, Class CS(g) (-1x 1M USD LIBOR + 6.050%)
324,927	5.946	08/20/43	61,656
GNMA REMIC Series 2013-152, Class TS(g) (-1x 1M USD LIBOR + 6.100%)
116,433	5.996	06/20/43	20,207
GNMA REMIC Series 2014-117, Class SJ(g) (-1x 1M USD LIBOR + 5.600%)
914,437	5.496	08/20/44	146,709
GNMA REMIC Series 2014-132, Class SL(g) (-1x 1M USD LIBOR + 6.100%)
223,124	5.996	10/20/43	22,075
GNMA REMIC Series 2015-111, Class IM
343,712	4.000	08/20/45	40,676
GNMA REMIC Series 2015-123, Class SP(g) (-1x 1M USD LIBOR + 6.250%)
204,142	6.146	09/20/45	35,890
GNMA REMIC Series 2015-129, Class IC
135,810	4.500	09/16/45	21,594
GNMA REMIC Series 2015-167, Class AS(g) (-1x 1M USD LIBOR + 6.250%)
124,454	6.146	11/20/45	19,883
GNMA REMIC Series 2016-1, Class ST(g) (-1x 1M USD LIBOR + 6.200%)
154,336	6.096	01/20/46	24,374
GNMA REMIC Series 2016-138, Class GI
363,022	4.000	10/20/46	48,389
GNMA REMIC Series 2016-27, Class IA
174,780	4.000	06/20/45	16,186
GNMA REMIC Series 2018-122, Class SE(g) (-1x 1M USD LIBOR + 6.200%)
430,849	6.096	09/20/48	60,711
GNMA REMIC Series 2018-137, Class SN(g) (-1x 1M USD LIBOR + 6.150%)
485,003	6.046	10/20/48	67,931

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
GNMA REMIC Series 2018-139, Class SQ(g) (-1x 1M USD LIBOR + 6.150%)
$268,012	6.046%	10/20/48	$ 34,254
GNMA REMIC Series 2018-147, Class SA(g) (-1x 1M USD LIBOR + 6.200%)
423,024	6.096	10/20/48	62,570
GNMA REMIC Series 2019-1, Class SN(g) (-1x 1M USD LIBOR + 6.050%)
215,794	5.946	01/20/49	27,757
GNMA REMIC Series 2019-110, Class PS(g) (-1X 1M USD LIBOR + 6.050%)
1,386,753	5.946	09/20/49	228,319
GNMA REMIC Series 2019-110, Class SD(g) (-1x 1M USD LIBOR + 6.100%)
579,312	5.996	09/20/49	77,356
GNMA REMIC Series 2019-110, Class SE(g) (-1x 1M USD LIBOR + 6.100%)
557,560	5.996	09/20/49	71,250
GNMA REMIC Series 2019-151, Class IA
2,018,631	3.500	12/20/49	242,577
GNMA REMIC Series 2019-151, Class NI
791,999	3.500	10/20/49	74,887
GNMA REMIC Series 2019-153, Class EI
1,077,866	4.000	12/20/49	147,320
GNMA REMIC Series 2019-20, Class SF(g) (-1x 1M USD LIBOR + 3.790%)
557,460	3.686	02/20/49	38,677
GNMA REMIC Series 2019-69, Class S(g) (-1x 1M USD LIBOR + 3.270%)
675,511	3.166	06/20/49	38,282
GNMA REMIC Series 2019-78, Class SE(g) (-1x 1M USD LIBOR + 6.100%)
153,916	5.996	06/20/49	19,413
GNMA REMIC Series 2019-97, Class SC(g) (-1x 1M USD LIBOR + 6.100%)
415,125	5.996	08/20/49	56,802
GNMA REMIC Series 2020-146, Class KI
1,507,487	2.500	10/20/50	136,749
GNMA REMIC Series 2020-173, Class AI
385,311	2.500	11/20/50	19,854
GNMA REMIC Series 2020-55, Class AS(g) (-1x 1M USD LIBOR + 6.050%)
578,332	5.946	04/20/50	91,626
GNMA REMIC Series 2020-78, Class DI
854,975	4.000	06/20/50	100,404

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
GNMA REMIC Series 2020-78, Class SD(g) (-1x 1M USD LIBOR + 6.150%)
	$222,998	6.046%	06/20/50	$ 32,723

				3,754,589

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2011-52, Class GB
	228,701	5.000	06/25/41	252,368
FNMA REMIC Series 2011-99, Class DB
	213,210	5.000	10/25/41	234,826
FNMA REMIC Series 2012-111, Class B
	27,371	7.000	10/25/42	31,246
FNMA REMIC Series 2012-153, Class B
	110,981	7.000	07/25/42	131,314

				649,754

Sequential Floating Rate(g) – 0.9%
Bellemeade Re Ltd. Series 2021-2A, Class M1B(b) (SOFR30A + 1.500%)
	365,000	1.550	06/25/31	365,004
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(b) (SOFR30A + 1.650%)
	285,000	1.700	12/25/41	285,228
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2(b) (SOFR30A + 1.550%)
	318,000	1.600	10/25/41	318,535
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
	49,850	1.582	09/25/35	48,071
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.420%)
	170,204	0.524	03/20/46	144,630
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004- HYB5, Class 2A1
	317	2.566	04/20/35	315
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(b) (SOFR30A + 1.650%)
	230,000	1.700	01/25/34	230,924
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3 (1M USD LIBOR + 3.800%)
	525,907	3.903	03/25/29	542,155
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M2 (1M USD LIBOR + 3.450%)
	675,000	3.553	10/25/29	694,280
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	632,119	0.914	08/20/56	855,948

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(g) – (continued)
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$218,757	3.004%	08/19/36	$ 207,211
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(b)
	1,318,000	2.520	05/25/52	1,318,771
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	312,269	0.952	11/15/49	423,106
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	$377,536	1.082	01/25/46	347,124
Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
	43,663	0.826	11/20/34	42,532
Verus Securitization Trust Series 2021-8, Class A1(b)
	171,000	1.824	11/25/66	170,898

				5,994,732

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 10,399,075

Commercial Mortgage-Backed Securities – 1.4%
3650R Commercial Mortgage Trust Series 2021-PF1 , Class AS
	$850,000	2.778%	11/15/54	$ 863,854
BANK Series 2017-BNK4, Class C(g)
	900,000	4.372	05/15/50	940,610
BANK Series 2018-BN14, Class D(b)
	350,000	3.000	09/15/60	294,041
BANK Series 2018-BN15, Class D(b)
	290,000	3.000	11/15/61	238,850
BANK Series 2019-BNK19, Class D(b)
	200,000	3.000	08/15/61	179,081
Benchmark Mortgage Trust Series 2018-B6, Class D(b)(g)
	400,000	3.107	10/10/51	363,527
Benchmark Mortgage Trust Series 2019-B13, Class D(b)
	450,000	2.500	08/15/57	392,407
BX Trust Series 2021-ARIA, Class C(b)(g) (1M USD LIBOR + 1.646%)
	950,000	1.756	10/15/36	947,982
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(b)
	200,000	3.250	04/14/50	163,346
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(b)
	400,000	3.000	09/15/50	344,955
DOLP Trust Series 2021-NYC, Class A(b)
	1,500,000	2.956	05/10/41	1,560,403

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – (continued)
JPMBD Commercial Mortgage Trust Series 2017-C7, Class D(b)
$250,000	3.000%	10/15/50	$ 232,606
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D(b)(g)
250,000	3.193	12/15/49	234,294
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D(b)
500,000	3.000	07/15/50	440,350
Wells Fargo Commercial Mortgage Trust Series 2019-C53, Class B(g)
1,300,000	3.514	10/15/52	1,384,681
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	04/15/54	1,135,345

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 9,716,332

Federal Agencies – 8.1%
FHLMC – 0.0%
$1,927	5.000%	01/01/33	$ 2,147
188	5.000	06/01/33	209
2,430	5.000	07/01/33	2,705
3,168	5.000	08/01/33	3,527
515	5.000	10/01/33	573
2,076	5.000	11/01/33	2,310
737	5.000	12/01/33	821
2,329	5.000	02/01/34	2,598
914	5.000	03/01/34	1,027
2,064	5.000	04/01/34	2,319
2,651	5.000	05/01/34	2,951
40,549	5.000	06/01/34	45,193
801	5.000	11/01/34	900
10,076	5.000	04/01/35	11,217
219	5.000	11/01/35	244
6,034	5.000	02/01/37	6,720
11,655	5.000	01/01/40	13,029
6,786	4.000	06/01/40	7,396
54,845	4.000	02/01/41	59,786
4,481	4.000	11/01/41	4,857

			170,529

GNMA – 4.5%
2,000,000	3.000 (k)	TBA-30yr	2,066,728
233,677	4.000	11/20/44	252,328
22,004	4.000	05/20/45	23,739
511,833	4.000	07/20/45	551,726
356,146	4.000	01/20/46	383,459
141,379	4.500	02/20/48	151,033
45,064	4.500	03/20/48	48,099
163,687	4.500	04/20/48	174,443
367,220	4.500	05/20/48	390,890
507,110	4.500	08/20/48	539,083
317,179	5.000	08/20/48	339,281
2,391,941	4.500	09/20/48	2,542,006
359,161	5.000	09/20/48	384,188
356,678	5.000	10/20/48	381,421
1,485,143	5.000	11/20/48	1,588,051
603,631	5.000	12/20/48	645,363

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,875,350	4.500%		01/20/49	$ 1,990,662
1,032,571	5.000		01/20/49	1,103,958
718,903	4.000		02/20/49	758,647
509,859	4.500		02/20/49	541,130
684,709	4.000		03/20/49	722,082
371,113	4.500		03/20/49	393,729
556,435	5.000		03/20/49	594,687
869,036	4.000		05/20/49	916,197
948,093	3.000		08/20/49	984,518
832,493	4.500		10/20/49	882,641
316,077	4.500		12/20/49	335,216
1,904,438	3.000		01/20/50	1,975,127
1,017,379	3.000		07/20/51	1,054,498
1,000,000	3.000		12/20/51	1,038,890
4,000,000	2.500	(k)	TBA-30yr	4,100,138
3,000,000	3.000	(k)	TBA-30yr	3,105,600

				30,959,558

UMBS – 2.5%
676,059	4.500		10/01/50	724,105
196,511	4.500		07/01/36	216,483
17,335	4.500		12/01/36	19,097
8,196	4.500		05/01/38	9,022
14,445	4.500		05/01/39	15,852
9,746	4.500		06/01/39	10,702
5,089	4.500		08/01/39	5,588
6,998	4.500		09/01/39	7,706
11,162	4.500		10/01/39	12,291
4,673	4.500		03/01/40	5,146
64,818	4.500		04/01/40	71,396
6,082	4.500		12/01/40	6,699
54,318	4.500		01/01/41	59,831
17,577	4.500		04/01/41	19,363
35,696	4.500		06/01/41	39,324
25,504	4.500		07/01/41	28,096
40,429	4.500		08/01/41	44,417
122,817	4.500		09/01/41	135,299
63,240	4.500		10/01/41	69,667
80,141	4.500		11/01/41	88,286
53,707	4.500		12/01/41	59,166
52,310	4.500		01/01/42	57,337
6,545	4.500		03/01/42	7,240
20,011	4.500		04/01/42	22,069
65,608	3.000		12/01/42	69,808
160,052	3.000		01/01/43	170,301
213,873	3.000		04/01/43	227,970
290,322	4.500		06/01/45	319,663
1,297,261	4.500		11/01/47	1,415,502
3,492,482	4.000		01/01/48	3,784,049
389,952	4.500		09/01/48	427,171
286,438	5.000		11/01/48	317,727
3,179,072	3.000		12/01/50	3,348,382
4,906,437	2.500		09/01/51	5,044,313

				16,859,068

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(k) – 1.1%
	$4,000,000	2.500%	TBA-30yr	$ 4,084,377
	3,000,000	3.000	TBA-30yr	3,109,101

				7,193,478

TOTAL FEDERAL AGENCIES				$ 55,182,633

TOTAL MORTGAGE–BACKED OBLIGATIONS (Cost $74,926,746)				$ 75,298,040

Agency Debenture – 0.2%
FHLMC
	$1,160,000	6.750%	03/15/31	$ 1,662,929
(Cost $1,411,399)

Structured Note(b)(g) – 0.2%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
IDR	15,414,000,000	7.500%	06/17/35	$ 1,133,203
(Cost $1,114,629)

U.S. Treasury Obligations – 4.4%
United States Treasury Bonds
	$24,540,000	2.375%	11/15/49	$ 26,986,331
United States Treasury Notes
	3,470,000	0.750	04/30/26	3,402,227

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,344,058)				$ 30,388,558

Shares		Dividend Rate		Value

Investment Company(l) – 4.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	32,077,614	0.026%		$ 32,077,614
(Cost $32,077,614)

TOTAL INVESTMENTS – 97.6% (Cost $653,629,585)				$669,929,000

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%				16,203,323

NET ASSETS – 100.0%				$686,132,323

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Actual maturity date is September 20, 2117.

(d)	Actual maturity date is June 30, 2120.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Actual maturity date is July 28, 2121.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(h)	Guaranteed by a foreign government until maturity.

(i)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2021.

(j)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $16,465,944 which represents approximately 2.4% of the Fund’s net assets as of December 31, 2021.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	12,512,919	USD	8,866,525	03/16/22	$239,062
	CAD	1,342,262	USD	1,040,341	03/16/22	20,599
	CHF	427,924	EUR	412,000	03/16/22	762
	CHF	4,624,288	USD	5,031,064	03/16/22	53,996
	CNH	19,541,147	USD	3,042,435	03/16/22	16,200
	CZK	39,100,290	USD	1,726,420	03/16/22	50,099
	EUR	14,846,870	USD	16,795,712	02/10/22	121,107
	EUR	2,326,057	USD	2,634,441	03/16/22	17,949
	GBP	698,162	EUR	822,012	03/16/22	7,342
	HUF	153,549,600	USD	467,000	03/16/22	2,570
	IDR	11,532,284,477	USD	801,020	02/10/22	7,866
	ILS	2,914,202	USD	926,523	03/16/22	11,475
	MXN	19,651,730	USD	927,275	03/16/22	19,649
	NOK	12,037,861	USD	1,331,665	03/16/22	33,321
	NZD	686,594	EUR	410,495	03/16/22	1,581
	NZD	3,792,569	USD	2,585,997	03/16/22	8,317
	PLN	7,545,250	USD	1,840,103	03/16/22	21,829
	SEK	15,881,553	USD	1,748,077	03/16/22	10,592
	THB	6,249,478	USD	186,892	03/16/22	138
	TRY	15,139,646	USD	1,020,017	03/16/22	51,737
	TRY	8,366,384	USD	535,774	06/14/22	17,099
	TWD	22,895,015	USD	824,333	01/19/22	2,643
	USD	8,224,689	CAD	10,234,844	01/31/22	133,839
	USD	648,462	CLP	533,716,913	02/07/22	25,384
	USD	24,468,684	GBP	17,768,901	01/21/22	418,799
	USD	668,293	HUF	217,297,141	03/16/22	3,777
	USD	746,394	ILS	2,315,414	01/26/22	1,561
	USD	73,956,685	JPY	8,417,564,945	02/16/22	753,610
	USD	14,206,142	JPY	1,626,093,307	02/22/22	64,287
	USD	2,378,615	JPY	269,355,103	03/16/22	35,472
	USD	2,719,247	KRW	3,217,687,693	02/10/22	16,330
	USD	6,101,790	KRW	7,211,706,000	02/14/22	44,333
	USD	482,311	NOK	4,022,605	01/25/22	25,746
	USD	799,486	NZD	1,147,998	02/16/22	13,744
	USD	1,401,517	RUB	103,967,034	02/10/22	23,350
	USD	1,855,805	SEK	16,702,971	03/16/22	6,174
	USD	1,898,000	TRY	18,314,751	06/14/22	687,711
	USD	4,708,954	TWD	130,214,934	01/19/22	5,547
	USD	91,645	ZAR	1,472,253	03/16/22	248
	ZAR	13,286,835	USD	823,576	03/16/22	1,270

TOTAL						$2,977,115

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	649,925	GBP	351,015	03/16/22	$(2,008)
	AUD	434,583	USD	321,788	01/31/22	(5,576)
	CLP	763,208,432	USD	945,619	02/07/22	(54,624)
	EUR	1,648,526	CHF	1,723,443	03/16/22	(15,364)
	EUR	821,496	CNH	5,990,757	03/16/22	(943)
	EUR	410,519	CZK	10,450,372	03/16/22	(6,699)
	EUR	410,850	GBP	352,905	03/16/22	(9,023)
	EUR	611,849	PLN	2,842,399	03/16/22	(3,727)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	JPY	462,623,487	USD	4,087,228	02/22/22	$(63,870)
	JPY	153,995,000	USD	1,358,493	03/16/22	(18,878)
	JPY	1,520,407,784	USD	13,424,570	04/11/22	(193,641)
	KRW	1,648,843,480	USD	1,388,430	02/10/22	(3,371)
	RUB	129,149,891	USD	1,791,087	02/10/22	(79,101)
	SEK	3,722,038	EUR	362,962	03/16/22	(1,717)
	TRY	11,186,419	USD	855,248	03/16/22	(63,347)
	TRY	9,948,367	USD	949,000	06/14/22	(291,585)
	TWD	51,284,389	USD	1,854,983	01/19/22	(2,574)
	USD	1,130,482	AUD	1,587,405	03/16/22	(24,664)
	USD	3,483,407	CAD	4,455,643	03/16/22	(38,390)
	USD	97,232	CHF	89,116	03/16/22	(764)
	USD	52,207,167	CNH	335,981,508	01/28/22	(537,218)
	USD	1,852,759	CNH	11,886,409	03/16/22	(7,735)
	USD	121,930,003	EUR	107,844,537	02/10/22	(950,206)
	USD	7,876,654	EUR	6,920,645	03/16/22	(14,923)
	USD	5,994,823	GBP	4,498,175	03/16/22	(91,626)
	USD	2,678,989	IDR	38,708,710,890	02/18/22	(31,743)
	USD	1,683,793	ILS	5,323,818	03/16/22	(29,790)
	USD	1,392,778	INR	106,239,744	01/18/22	(30,471)
	USD	7,403,679	JPY	852,714,260	02/25/22	(12,386)
	USD	13,217,283	JPY	1,521,307,999	04/11/22	(21,480)
	USD	887,218	MXN	19,142,908	03/16/22	(35,188)
	USD	1,530,129	NOK	13,865,996	03/16/22	(42,151)
	USD	1,759,135	NZD	2,606,227	03/16/22	(23,659)
	USD	466,412	PLN	1,913,082	03/16/22	(5,677)
	USD	932,298	RUB	70,682,636	02/10/22	(4,658)
	USD	1,589,033	SEK	14,421,998	03/16/22	(8,011)
	USD	1,506,699	SGD	2,033,290	02/07/22	(1,770)
	USD	6,242,010	THB	209,339,553	03/16/22	(22,946)
	USD	2,304,522	TRY	34,652,522	03/16/22	(148,573)
	USD	938,695	TWD	26,154,855	01/19/22	(6,027)
	USD	937,332	ZAR	15,321,036	02/03/22	(19,523)
	ZAR	16,041,657	USD	1,011,643	01/24/22	(8,485)

TOTAL						$(2,934,112)

FORWARD SALES CONTRACTS — At December 31, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA(Proceeds Receivable: $(2,111,406))	4.000%	TBA-30yr	01/21/21	$(2,000,000)	$(2,104,622)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	68	03/15/22	$6,885,081	$(15,564)
Canada 10 Year Government Bonds	91	03/22/22	10,260,026	261,967
Euro Buxl 30 Year Bonds	13	03/08/22	3,059,854	(160,754)
French 10 Year Government Bonds	58	03/08/22	10,773,280	(203,587)
Jpn 10y Bond(Ose) Mar22 Xose 20220314	1	03/14/22	1,317,830	(3,437)
2 Year German Euro-Schatz	67	03/08/22	8,545,590	(14,980)
2 Year U.S. Treasury Notes	45	03/31/22	9,817,735	(8,532)
10 Year German Euro-Bund	46	03/08/22	8,974,815	(146,051)
10 Year U.K. Long Gilt	81	03/29/22	13,693,730	(16,611)
10 Year U.S. Treasury Notes	407	03/22/22	53,100,781	211,736
20 Year U.S. Treasury Bonds	116	03/22/22	18,610,750	234,981

Total				$139,168

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Italian 10 Year Government Bonds	(2)	03/08/22	$(334,742)	$5,075
Ultra Long U.S. Treasury Bonds	(10)	03/22/22	(1,971,250)	(9,014)
Ultra 10 Year U.S. Treasury Notes	(139)	03/22/22	(20,354,812)	(262,909)
5 Year German Euro-Bobl	(7)	03/08/22	(1,061,856)	7,582
5 Year U.S. Treasury Notes	(204)	03/31/22	(24,679,219)	32,098

Total				$(227,168)

TOTAL FUTURES CONTRACTS				$(88,000)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.271%	BofA Securities LLC	12/21/31	MYR 1,540	$(1,898)	$—	$(1,898)
3M KLIBOR	3.565	JPMorgan Securities, Inc.	03/14/24	10,040	53,092	—	53,092
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26	5,630	(51,012)	(6,919)	(44,093)

TOTAL					$182	$(6,919)	$7,101

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(b)	0.500%(c)	09/15/22	NZD	162,110	$(616,854)	$(642,371)	$25,517
3M NZDOR(b)	1.250(c)	12/15/22		7,850	(19,990)	(8,279)	(11,711)
1M BID Average(d)	10.565(d)	01/02/23	BRL	7,140	(7,265)	—	(7,265)
1M BID Average(d)	12.400(d)	01/02/23		6,350	12,143	(339)	12,482
5.800%(d)	1M BID Average(d)	01/02/23		16,56	131,275	9,617	121,658
1M BID Average(d)	7.200(d)	01/02/23		18,590	(117,463)	1,154	(118,617)
3M AUDOR(b)	0.190(b)	02/22/23	AUD	74,580	(175,367)	(1,053,850)	878,483
3M LIBOR (b)	2.500(b)	09/15/23	CNY	23,940	18,843	15,030	3,813
6M EURO(e)	0.000(e)	11/03/23	EUR	29,100	29,857	39,049	(9,192)
0.500(e)	3M LIBOR(e)	12/15/23		$11,930	47,706	33,018	14,688
1.000(c)	6M CDOR(c)	12/15/23	CAD	8,040	62,113	(8,117)	70,230
11.814(f)	1M BID Average(f)	01/02/24	BRL	1,300	(3,801)	—	(3,801)
11.905(f)	1M BID Average(f)	01/02/24		1,325	(3,998)	—	(3,998)
7.200(f)	Mexico Interbank TIIE 28 Days(f)	03/13/24	MXN	140,660	43,341	2,027	41,314
3M STIBOR(b)	0.500(e)	03/16/24	SEK	124,510	34,120	25,760	8,360
1.500(b)	3M KWCDC(b)	03/16/24	KRW	4,069,620	22,724	7,752	14,972
0.250(e)	3M LIBOR(e)	03/16/24		$8,750	105,921	85,820	20,101
3M JIBAR(b)	5.650(b)	03/16/24	ZAR	2,875	(25)	433	(458)
3.150(e)	6M WIBOR(c)	03/16/24	PLN	7,268	33,898	1,354	32,544
1M LIBOR + 0.090%(b)	3M LIBOR(b)	07/25/24		$47,120	10,819	15,823	(5,004)
6M EURO(e)	0.000(e)	12/09/24	EUR	9,58	(28,059)	5,282	(33,341)
6.320(d)	1M BID Avg(d)	01/02/25	BRL	16,870	238,302	(46,489)	284,791
6M CDOR(c)	1.560(c)	08/22/25	CAD	12,660	(105,481)	5,873	(111,354)
0.175(e)	6M EURO(e)	12/09/26	EUR	21,050	82,808	(1,648)	84,456
3M LIBOR(b)	2.500(b)	12/15/26	CNY	6,210	5,971	(6,204)	12,175

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(f)	11.230%(f)	01/04/27	BRL	10,380	$47,144	$(17,775)	$64,919
7.400%(f)	Mexico Interbank TIIE 28 Days(f)	03/10/27	MXN	24,040	4,998	(5,810)	10,808
6M CHFOR(e)	0.000(e)	03/16/27	CHF	1,500	(4,987)	(2,958)	(2,029)
6M EURO(c)	0.000(e)	03/16/27	EUR	2,750	(48,105)	(29,734)	(18,371)
3M STIBOR(b)	0.750(e)	03/16/27	SEK	91,810	2,296	61,302	(59,006)
6M LIBOR (c)	1.000(c)	03/16/27	THB	14,160	(5,203)	(2,326)	(2,877)
6M AUDOR(c)	1.250(c)	03/16/27	AUD	61,890	(1,077,003)	(1,061,595)	(15,408)
3M NZDOR(b)	2.750(c)	03/16/27	NZD	13,870	58,254	61,275	(3,021)
1.000(e)	3M LIBOR(e)	03/16/27		$20,730	173,438	142,049	31,389
2.000(e)	3M NIBOR(c)	03/16/27	NOK	67,390	(34,369)	(53,159)	18,790
1.750(c)	6M CDOR(c)	03/16/27	CAD	14,900	66,628	95,797	(29,169)
0.000(e)	6M EURO(e)	03/16/27	EUR	4,960	30,264	(5,164)	35,428
0.500(e)	6M GBP(e)	03/16/27	GBP	17,230	645,685	442,311	203,374
0.000(e)	6M JYOR(e)	03/16/27	JPY	2,880,430	(11,557)	(40,810)	29,253
3.250(e)	6M WIBOR(c)	03/16/27	PLN	7,925	49,137	26,149	22,988
6M EURO(c)	0.200(e)	11/03/27	EUR	2,100	3,760	(36,701)	40,461
0.000(e)	6M EURO(e)	11/03/27		6,780	(21,754)	(61,333)	39,579
0.015(e)	6M EURO(c)	12/13/27		930	8,657	5,481	3,176
1.500(e)	6M EURO(c)	06/21/28		5,050	(360,916)	(59,157)	(301,759)
1.680(c)	6M CDOR(c)	08/22/28	CAD	10,080	116,302	(10,237)	126,539
0.000(e)	6M EURO(c)	03/16/29	EUR	1,920	24,543	(919)	25,462
3M KWCDC(b)	1.000(b)	09/16/30	KRW	2,402,600	(142,590)	(3,217)	(139,373)
2.130(e)	6M NIBOR(c)	05/11/31	NOK	60,120	(54,736)	(193,341)	138,605
1.750(b)	3M KWCDC(b)	09/15/31	KRW	275,030	2,117	7,527	(5,410)
3M NZDOR(b)	3.000(c)	09/16/31	NZD	2,600	19,223	20,866	(1,643)
3M LIBOR(e)	1.530(e)	09/22/31		$7,840	4,324	1,013	3,311
6M CDOR(c)	2.500(c)	10/14/31	CAD	6,840	93,403	31,796	61,607
6M EURO(c)	0.500(e)	11/26/31	EUR	13,070	(55,750)	117,764	(173,514)
6M EURO(e)	0.140(e)	12/09/31		3,760	(45,398)	2,793	(48,191)
7.400(f)	Mexico Interbank TIIE 28 Days(f)	03/03/32	MXN	11,940	7,945	(1,629)	9,574
6M CHFOR(e)	0.000(e)	03/16/32	CHF	4,560	70,010	66,215	3,795
3M STIBOR(b)	1.000(e)	03/16/32	SEK	61,250	5,832	107,980	(102,148)
3M LIBOR(e)	1.500(e)	03/16/32		$5,460	79,181	85,093	(5,912)
3M NIBOR(c)	2.000(e)	03/16/32	NOK	8,040	7,219	24,518	(17,299)
6M AUDOR(c)	2.000(c)	03/16/32	AUD	7,660	(17,206)	5,657	(22,863)
2.750(c)	3M NZDOR(b)	03/16/32	NZD	4,120	(17,246)	(32,270)	15,024
2.000(c)	6M CDOR(c)	03/16/32	CAD	8,630	3,457	12,905	(9,448)
0.250(e)	6M EURO(c)	03/16/32	EUR	2,920	26,856	18,508	8,348
0.750(e)	6M GBP(e)	03/16/32	GBP	11,880	323,819	(4,843)	328,662
0.000(e)	6M JYOR(e)	03/16/32	JPY	376,370	27,541	14,772	12,769
3.100(e)	6M WIBOR(c)	03/16/32	PLN	4,950	48,529	(2,383)	50,912
3M JIBAR(b)	7.600(b)	03/16/32	ZAR	13,400	2,486	630	1,856
6M EURO(c)	0.500(e)	03/17/32	EUR	14,090	(85,613)	20,012	(105,625)
3M STIBOR(b)	1.000(e)	03/17/32	SEK	17,670	(22,985)	(14,039)	(8,946)
6M AUDOR(c)	2.000(c)	03/17/32	AUD	1,920	(21,296)	(60,161)	38,865
1.500(e)	3M LIBOR(e)	03/17/32		$8,590	14,694	6,351	8,343
2.000(c)	6M CDOR(c)	03/17/32	CAD	3,570	19,444	15,340	4,104
1.000(e)	6M GBP(e)	03/17/32	GBP	5,110	(48,499)	(181,604)	133,105
6M CDOR(c)	2.100(c)	12/18/33	CAD	2,800	(9,125)	14,028	(23,153)
1.630(e)	3M LIBOR(e)	09/22/36		$9,450	20,187	3,095	17,092
0.500(e)	6M EURO(c)	03/16/37	EUR	700	799	(22,927)	23,726
0.750(e)	6M EURO(c)	11/26/41		6,660	40,923	(155,628)	196,551
6M GBP(e)	1.000(e)	03/16/42	GBP	960	26,311	83,860	(57,549)
0.500(e)	6M EURO(c)	03/16/42	EUR	490	6,107	(18,147)	24,254
6M CDOR(c)	2.250(c)	12/15/51	CAD	3,420	101,805	15,942	85,863
6M EURO(c)	0.500(e)	03/16/52	EUR	620)	3,765	51,435	(47,670)
6M GBP(e)	1.000(e)	03/16/52	GBP	990	57,931	156,605	(98,674)
1.750(e)	3M LIBOR(e)	03/16/52		$2,180	(151,528)	(184,599)	33,071

TOTAL					$(189,314)	$(2,062,702)	$1,873,388

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made at maturity.
(e)	Payments made annually.
(f)	Payments made monthly.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	3.952%	MS & Co. Int. PLC	11/18/54	$2,350	$(109,887)	$(465,147)	$355,260
Markit CMBX Series 8	3.000	8.605	MS & Co. Int. PLC	10/17/57	1,950	(263,331)	(397,814)	134,483
Markit CMBX Series 10	3.000	5.156	MS & Co. Int. PLC	11/17/59	1,550	(137,520)	(299,797)	162,277

TOTAL						$(510,738)	$(1,162,758)	$652,020

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Russian Federation,	1.000%	0.124%	12/20/26		$920	$(10,502)	$6,012	$(16,514)
CDX.NA.IG Index 37	1.000	0.049	12/20/26	EUR	24,200	672,681	602,073	70,608
CDX.NA.IG Index 28	1.000	0.211	06/20/22		$22,525	91,683	76,011	15,672
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.279	06/20/24		1,130	20,310	2,664	17,646
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.514	12/20/26		2,180	52,198	47,588	4,610
Republic of Chile, 3.875%, 08/05/20	1.000	0.400	12/20/24		1,000	18,193	15,034	3,159
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.367	06/20/24		110	1,799	(123)	1,922
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.076	12/20/26		3,230	39,230	39,450	(220)
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21	1.000	0.657	06/20/24	EUR	1,200	12,126	11,886	240
United Mexican States, 4.150%, 03/28/27	1.000	0.896	12/20/26		$3,370	15,223	7,796	7,427

TOTAL						$912,941	$808,391	$104,550

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
1Y IRS	Citibank NA	0.420%	10/10/2022	$17,600,000	$17,600,000	$7,063	$38,100	$(31,037)
1Y IRS	Citibank NA	0.459	10/10/2022	16,090,000	16,090,000	7,246	35,173	(27,927)
1Y IRS	Citibank NA	0.516	11/15/2022	17,810,000	17,810,000	10,831	41,822	(30,991)
6M IRS	Citibank NA	0.605	01/07/2022	15,540,000	15,540,000	2	45,028	(45,026)
6M IRS	Citibank NA	0.855	03/23/2022	15,490,000	15,490,000	8,462	70,548	(62,086)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	14,550,000	14,550,000	3,385	27,797	(24,412)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	19,020,000	19,020,000	4,683	37,019	(32,336)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	9,560,000	9,560,000	23,140	85,299	(62,159)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,100,000	10,100,000	16,346	102,227	(85,881)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	16,210,000	16,210,000	10,727	38,174	(27,447)
9M IRS	UBS AG (London)	1.160	10/11/2022	19,090,000	19,090,000	61,154	74,801	(13,647)

Total purchased option contracts				$171,060,000	$171,060,000	$153,039	$595,988	$(442,949)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	Citibank NA	0.115%	01/13/2022	$(3,320,000)	$(3,320,000)	$(527)	$(22,666)	$22,139
1M IRS	Citibank NA	0.137	01/20/2022	(3,450,000)	(3,450,000)	(1,785)	(21,809)	20,024
1Y IRS	Citibank NA	0.015	12/09/2022	(4,170,000)	(4,170,000)	(33,368)	(57,933)	24,565
1Y IRS	Citibank NA	0.379	10/10/2022	(1,810,000)	(1,810,000)	(17,892)	(38,013)	20,121
1Y IRS	Citibank NA	0.425	10/10/2022	(1,650,000)	(1,650,000)	(18,309)	(35,258)	16,949
1Y IRS	Citibank NA	0.553	11/15/2022	(1,840,000)	(1,840,000)	(31,280)	(41,823)	10,543
1Y IRS	Citibank NA	1.252	12/13/2022	(13,700,000)	(13,700,000)	(34,932)	(42,950)	8,018
1Y IRS	Citibank NA	1.255	12/13/2022	(19,700,000)	(19,700,000)	(50,550)	(62,154)	11,604
1Y IRS	Citibank NA	1.296	12/15/2022	(14,500,000)	(14,500,000)	(40,149)	(45,458)	5,309
6M IRS	Citibank NA	1.124	01/07/2022	(5,040,000)	(5,040,000)	(2)	(44,961)	44,959
6M IRS	Citibank NA	1.406	03/23/2022	(5,030,000)	(5,030,000)	(31,707)	(70,536)	38,829
1M IRS	Deutsche Bank AG (London)	1.265	01/13/2022	(3,800,000)	(3,800,000)	(12,972)	(32,775)	19,803
1Y IRS	Deutsche Bank AG (London)	0.223	11/01/2022	(2,010,000)	(2,010,000)	(29,145)	(33,704)	4,559
	JPMorgan Securities, Inc.	0.178	01/06/2022	(3,320,000)	(3,320,000)	(246)	(28,322)	28,076
1M IRS	JPMorgan Securities, Inc.	0.308	01/31/2022	(3,430,000)	(3,430,000)	(23,950)	(26,571)	2,621
1Y IRS	JPMorgan Securities, Inc.	0.130	11/01/2022	(2,270,000)	(2,270,000)	(25,425)	(42,276)	16,851
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(1,500,000)	(1,500,000)	(12,326)	(27,768)	15,442
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(1,960,000)	(1,960,000)	(17,871)	(36,967)	19,096
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(5,040,000)	(5,040,000)	(47,094)	(85,349)	38,255
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(31,463)	(103,884)	72,421
	Morgan Stanley & Co.	1.283	01/06/2022	(3,800,000)	(3,800,000)	(8,920)	(37,050)	28,130
1M IRS	MS & Co. Int. PLC	1.300	01/24/2022	(3,800,000)	(3,800,000)	(21,368)	(33,677)	12,309
1M IRS	MS & Co. Int. PLC	1.370	01/31/2022	(3,800,000)	(3,800,000)	(38,150)	(33,868)	(4,282)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1Y IRS	MS & Co. Int. PLC	0.599%	11/16/2022	$(1,670,000)	$(1,670,000)	$(31,560)	$(38,066)	$6,506
1Y IRS	UBS AG (London)	0.130	11/01/2022	(6,800,000)	(6,800,000)	(76,162)	(115,366)	39,204
9M IRS	UBS AG (London)	0.850	10/11/2022	(2,010,000)	(2,010,000)	(58,736)	(81,693)	22,957

				(121,420,000)	$(121,420,000)	$(695,889)	$(1,240,897)	$545,008

Puts
1M IRS	Citibank NA	0.115	01/13/2022	(3,320,000)	(3,320,000)	(74,852)	(22,666)	(52,186)
1M IRS	Citibank NA	0.137	01/20/2022	(3,450,000)	(3,450,000)	(71,419)	(21,809)	(49,610)
1Y IRS	Citibank NA	0.015	12/09/2022	(4,170,000)	(4,170,000)	(74,679)	(57,194)	(17,485)
1Y IRS	Citibank NA	1.252	12/13/2022	(13,700,000)	(13,700,000)	(43,591)	(42,949)	(642)
1Y IRS	Citibank NA	1.255	12/13/2022	(19,700,000)	(19,700,000)	(62,414)	(62,154)	(260)
1Y IRS	Citibank NA	1.296	12/15/2022	(14,500,000)	(14,500,000)	(44,038)	(45,458)	1,420
1M IRS	Deutsche Bank AG (London)	1.265	01/13/2022	(3,800,000)	(3,800,000)	(33,281)	(32,775)	(506)
1Y IRS	Deutsche Bank AG (London)	0.223	11/01/2022	(2,010,000)	(2,010,000)	(22,951)	(33,704)	10,753
	JPMorgan Securities, Inc.	0.178	01/06/2022	(3,320,000)	(3,320,000)	(49,605)	(28,323)	(21,282)
1M IRS	JPMorgan Securities, Inc.	0.308	01/31/2022	(3,430,000)	(3,430,000)	(27,356)	(26,571)	(785)
1Y IRS	JPMorgan Securities, Inc.	0.130	11/01/2022	(2,270,000)	(2,270,000)	(30,550)	(21,269)	(9,281)
	Morgan Stanley & Co.	1.283	01/06/2022	(3,800,000)	(3,800,000)	(21,600)	(37,050)	15,450
1M IRS	MS & Co. Int. PLC	1.300	01/24/2022	(3,800,000)	(3,800,000)	(34,970)	(33,677)	(1,293)
1M IRS	MS & Co. Int. PLC	1.370	01/31/2022	(3,800,000)	(3,800,000)	(27,641)	(33,867)	6,226
1Y IRS	UBS AG (London)	0.130	11/01/2022	(6,800,000)	(6,800,000)	(91,515)	(63,103)	(28,412)

				$(91,870,000)	$(91,870,000)	$(710,462)	$(562,569)	$(147,893)

Total written option contracts				$(213,290,000)	$(213,290,000)	$(1,406,351)	$(1,803,466)	$397,115

TOTAL				$(42,230,000)	$(42,230,000)	$(1,253,312)	$(1,207,478)	$(45,834)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts – 0.0%
Calls – 0.0%
Call USD/Put ZAR	JPMorgan Securities, Inc.	16.450%	01/20/2022	$1,857,000	$1,857,000	$9,693	$11,272	$(1,579)

Written option contracts – 0.0%
Puts – 0.0%
Put USD/Call ZAR	JPMorgan Securities, Inc.	15.450	01/20/2022	(1,857,000)	(1,857,000)	(5,062)	(12,182)	7,120

TOTAL				$—	$—	$4,631	$(910)	$5,541

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 27	— CDX North America Investment Grade Index 37
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INCOME FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – 11.4%
Aerospace & Defense(b) – 0.3%
ADS Tactical, Inc. (3M LIBOR + 5.750%)
$381,267	6.750%		03/19/26	$ 377,218

				377,218

Automotive - Distributors – 0.4%
Truck Hero, Inc.(b) (1M LIBOR + 3.250%)
148,875	4.000		01/31/28	147,910
Holley Purchaser, Inc.(c)
35,688	0.000		11/17/28	35,546
213,750	0.000		11/17/28	212,904

				396,360

Automotive - Parts(b) – 0.8%
Garrett LX I S.a.r.l.(d) (3M LIBOR + 3.250%)
299,250	3.750		04/30/28	297,942
First Brands Group LLC
(3M LIBOR + 8.500%)
250,000	9.500		03/30/28	250,782
(3M LIBOR + 5.000%)
259,766	6.000		03/30/27	260,546

				809,270

Building & Construction Materials – 0.4%
KKR Apple Bidco, LLC
(1M LIBOR + 3.000%)
400,000	3.500	(b)	09/23/28	398,332
25,000	0.000	(c)	09/21/29	25,273

				423,605

Building Materials(b) – 0.3%
Chamberlain Group Inc (1M LIBOR + 3.500%)
350,000	4.000		11/03/28	349,562

Capital Goods(b) – 0.2%
Rough Country LLC
(3M LIBOR + 6.500%)
50,000	7.250		07/26/29	49,875
(1M LIBOR + 3.500%)
149,625	4.250		07/28/28	149,158

				199,033

Chemicals(b) – 0.2%
Trident TPI Holdings, Inc.
(3M LIBOR + 4.000%)
8,739	4.500		09/15/28	8,724
(3M LIBOR + 4.000%)
152,878	4.500		09/15/28	152,615

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – (continued)
W.R. Grace & Co.-Conn. (3M LIBOR + 3.750%)
$50,000	4.250%		09/22/28	$ 50,037

				211,376

Commercial Services – 1.3%
Allied Universal Holdco LLC(b) (3M LIBOR + 3.750%)
149,625	4.250		05/12/28	148,971
Conservice Midco LLC(b) (3M LIBOR + 4.250%)
197,500	4.474		05/13/27	196,965
DiversiTech Holdings, Inc.(c)
30,000	0.000		12/16/28	29,944
The Hertz Corp.(b) (1M LIBOR + 3.250%)
251,165	3.750		06/30/28	251,165
Arcis Golf LLC(c)
175,000	4.750		11/24/28	175,437
The Hertz Corp.(b) (1M LIBOR + 3.250%)
47,573	3.750		06/30/28	47,573
DiversiTech Holdings, Inc.(c)
145,000	0.000		12/16/28	144,729
50,000	0.000		12/16/29	49,969
TruGreen LP(b) (3M LIBOR + 8.500%)
310,000	9.250		11/02/28	313,100

				1,357,853

Diversified Financial Services(b) – 0.9%
DRW Holdings LLC (1M LIBOR + 3.750%)
375,000	3.854		03/01/28	373,594
Edelman Financial Center LLC (1M LIBOR + 3.500%)
373,125	4.250		04/07/28	372,565
Syncapay, Inc. (3M LIBOR + 6.500%)
219,375	7.500		12/10/27	219,283

				965,442

Engineering & Construction(b) – 0.2%
TRC Companies, Inc.
(3M LIBOR + 3.750%)
175,000	4.250		11/17/28	173,961
(3M LIBOR + 6.750%)
75,000	6.964	(d)	11/19/29	74,250

				248,211

Food(b) – 0.1%
Ola Singapore PTE Ltd. (3M SOFR + 6.250%)
75,000	6.299		12/03/26	75,375

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Healthcare Providers & Services(b) – 0.2%
Envision Healthcare Corp. (1M LIBOR + 3.750%)
	$48,990	3.854%	10/10/25	$ 39,276
Insulet Corp. (1M LIBOR + 3.250%)
	149,250	3.750	05/04/28	149,158

				188,434

Home Construction(b) – 0.2%
Packers Holdings LLC (6M LIBOR + 3.250%)
	248,207	4.000	03/09/28	246,408

Household Products(b) – 0.4%
Hunter Fan Co. (3M LIBOR + 5.000%)
	299,250	5.750	05/08/28	299,250
Kronos Acquisition Holdings, Inc. (3M LIBOR + 3.750%)
	148,500	4.250	12/22/26	143,813

				443,063

(b) – 0.1%
Freeport LNG Investments, LLLP (3M LIBOR + 3.500%)
	125,000	4.000	12/21/28	123,711

Machinery-Diversified(b) – 0.3%
Engineered Machinery Holdings, Inc.
(3M LIBOR + 3.750%)
	189,612	4.500	05/19/28	188,871
(3M EURIBOR + 3.750%)
EUR	74,813	3.750	05/21/28	84,881

				273,752

Media(b) – 0.2%
DirecTV Financing, LLC (3M LIBOR + 5.000%)
	$219,938	5.750	08/02/27	220,001

Media(b) – 0.5%
Taboola.com Ltd (3M LIBOR + 4.000%)
	324,188	4.500	08/17/28	320,946
Loyalty Ventures, Inc. (1M LIBOR + 4.500%)
	225,000	5.000	11/03/27	223,499

				544,445

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Metal Fabricate/Hardware(b) – 0.2%
Grinding Media, Inc. (3M LIBOR + 4.000%)
$199,500	4.750%	10/12/28	$ 199,001

Oil Field Services(b) – 0.4%
Apergy Corp. (1M LIBOR + 5.000%)
379,487	6.000	06/03/27	384,083

Packaging – 0.2%
LABL, Inc.(c)
150,000	0.000	10/29/28	149,625
Pretium PKG Holdings, Inc.(b) (6M LIBOR + 4.000%)
100,000	4.500	10/02/28	99,713

			249,338

Pharmaceuticals(b) – 0.2%
Jazz Financing Lux S.a.r.l. (1M LIBOR + 3.500%)
223,252	4.000	05/05/28	223,964

Pipeline(b) – 0.1%
Centurion Pipeline Co. LLC (1M LIBOR + 4.000%)
89,100	4.104	09/28/25	88,432

Specialty Retail(c) – 0.2%
New Era Cap Co., Inc.
175,000	0.000	06/08/27	172,375

Technology(b) – 0.5%
Ingram Micro Inc. (3M LIBOR + 3.500%)
522,811	4.000	06/30/28	522,550

Technology – Software(b) – 0.3%
Virtusa Corp. (1M LIBOR + 3.750%)
377,150	4.500	02/11/28	378,093

Technology – Software/Services(b) – 2.0%
AppLovin Corp. (1M LIBOR + 3.250%)
123,724	3.354	08/15/25	123,357
Cloudera, Inc. (1M LIBOR + 3.750%)
275,000	4.250	10/08/28	273,969

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services(b) – (continued)
ConnectWise, LLC (3M LIBOR + 3.500%)
$150,000	4.000%	09/29/28	$ 149,492
DCert Buyer, Inc. (1M LIBOR + 7.000%)
325,000	7.104	02/19/29	325,000
Epicor Software Corp.
(1M LIBOR + 3.250%)
123,438	4.000	07/30/27	123,267
(1M LIBOR + 7.750%)
50,000	8.750	07/31/28	51,084
Grab Holdings, Inc. (1M LIBOR + 4.500%)
347,375	5.500	01/29/26	347,809
Idera, Inc.
(3M LIBOR + 3.500%)
297,999	4.500	03/02/28	297,534
(1M LIBOR + 6.750%)
45,000	7.500	03/02/29	45,000
Syndigo LLC
(6M LIBOR + 4.500%)
223,313	5.250	12/15/27	222,754
(6M LIBOR + 8.000%)
160,000	8.750	12/15/28	159,600

			2,118,866

Telecommunication Services(b) – 0.1%
Sorenson Communications LLC (3M LIBOR + 5.500%)
92,096	6.250	03/17/26	92,154

Transportation(b) – 0.2%
LaserShip, Inc. (3M LIBOR + 4.500%)
199,500	5.250	05/07/28	199,500

TOTAL BANK LOANS (Cost $12,053,229 )			$ 12,081,475

Corporate Obligations – 68.7%
Advertising(e)(f) – 0.1%
Terrier Media Buyer, Inc.
$127,000	8.875%	12/15/27	$ 137,160

Aerospace & Defense – 1.4%
Howmet Aerospace, Inc.
220,000	5.950	02/01/37	259,875
The Boeing Co.(e)
175,000	4.875	05/01/25	191,637
90,000	5.150	05/01/30	105,008
25,000	3.250	02/01/35	25,196
90,000	5.805	05/01/50	121,835

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
TransDigm, Inc.(e)
$130,000	5.500%	11/15/27	$ 133,575
40,000	4.625	01/15/29	39,600
270,000	4.875	05/01/29	270,000
Triumph Group, Inc.(e)
367,000	7.750	08/15/25	363,789

			1,510,515

Agriculture – 0.2%
MHP Lux SA
200,000	6.950	04/03/26	199,163

Airlines(f) – 0.7%
Air Canada(e)
130,000	3.875	08/15/26	133,087
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
55,000	5.500	04/20/26	57,200
181,000	5.750	04/20/29	193,670
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(e)
158,000	6.500	06/20/27	168,665
United Airlines, Inc.(e)
165,000	4.375	04/15/26	171,600

			724,222

Automotive – 1.3%
Dealer Tire LLC/DT Issuer LLC(e)(f)
374,000	8.000	02/01/28	388,025
Ford Motor Co.
130,000	4.750	01/15/43	143,674
General Motors Co.(e)
175,000	6.125	10/01/25	201,208
General Motors Financial Co., Inc.(e)
150,000	5.650	01/17/29	178,068
NIO, Inc.(f)(g)
300,000	0.500	02/01/27	255,523
Real Hero Merger Sub 2, Inc.(e)(f)
40,000	6.250	02/01/29	39,950
Wheel Pros, Inc.(e)(f)
145,000	6.500	05/15/29	139,200

			1,345,648

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 9.9%
Banco de Bogota SA
$700,000	6.250%		05/12/26	$ 756,910

Banco do Brasil SA(b)(e) (10 Year CMT + 4.398%)
400,000	6.250		12/31/99	397,075
Banco Mercantil del Norte SA(b)
(5 Year CMT + 5.035%)
200,000	6.875	(e)	12/31/99	202,100
(10 Year CMT + 5.353%)
400,000	7.625		12/31/99	427,075
Banco Santander SA
400,000	2.749		12/03/30	391,180
Bank of America Corp.(e)
275,000	4.183		11/25/27	301,037
(3M USD LIBOR + 1.310%)
100,000	4.271	(b)	07/23/29	111,478
(3M USD LIBOR + 1.190%)
125,000	2.884	(b)	10/22/30	129,011
(3M USD LIBOR + 0.990%)
50,000	2.496	(b)	02/13/31	50,181
(SOFR + 2.150%)
275,000	2.592	(b)	04/29/31	277,667
(SOFR + 1.530%)
200,000	1.898	(b)	07/23/31	191,774
Barclays PLC(b)(e) (SOFR + 2.714%)
225,000	2.852		05/07/26	231,934
BBVA Bancomer SA(b)(e) (5 Year CMT + 2.650%)
200,000	5.125		01/18/33	205,350
BNP Paribas SA(f)
200,000	3.375		01/09/25	210,284
Citigroup, Inc.
125,000	4.300		11/20/26	138,323
275,000	4.125		07/25/28	302,263
(SOFR + 1.422%)
100,000	2.976	(b)(e)	11/05/30	103,907
Credit Suisse Group AG
250,000	4.550		04/17/26	275,312
(5 Year CMT + 4.889%)
200,000	5.250	(b)(e)(f)	12/31/99	204,600
Deutsche Bank AG(b)(e) (SOFR + 2.159%)
150,000	2.222		09/18/24	151,977
First Horizon Corp.(e)
25,000	4.000		05/26/25	26,749
Freedom Mortgage Corp.(e)(f)
315,000	7.625		05/01/26	318,150

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC(b)(e) (SOFR + 1.538%)
$200,000	1.645%		04/18/26	$ 198,610
Itau Unibanco Holding SA(b)(e) (5 Year CMT + 3.981%)
200,000	6.125		12/31/99	201,037
JPMorgan Chase & Co.(e)
(3M USD LIBOR + 1.245%)
500,000	3.960	(b)	01/29/27	541,290
500,000	3.625		12/01/27	539,035
(3M USD LIBOR + 0.945%)
225,000	3.509	(b)	01/23/29	241,297
(SOFR + 2.515%)
50,000	2.956	(b)	05/13/31	51,745
(3M USD LIBOR + 3.800%)
40,000	3.932	(b)	12/31/99	40,055
(SOFR + 3.125%)
150,000	4.600	(b)	12/31/99	153,327
Macquarie Bank Ltd.(b)(e)(f) (5 year CMT + 1.700%)
200,000	3.052		03/03/36	196,404
Morgan Stanley, Inc.(b)(e)
(3M USD LIBOR + 1.628%)
25,000	4.431		01/23/30	28,468
(SOFR + 1.143%)
600,000	2.699		01/22/31	614,610
(SOFR + 1.034%)
100,000	1.794		02/13/32	94,761
National Bank of Uzbekistan
260,000	4.850		10/21/25	259,038
Natwest Group PLC(b)(e) (3M USD LIBOR + 1.762%)
225,000	4.269		03/22/25	238,291
Truist Financial Corp.(b)(e) (10 Year CMT + 4.349%)
316,000	5.100		12/31/99	353,598
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	199,913
200,000	6.500	(f)	01/08/26	187,000
Wells Fargo & Co.
300,000	4.300		07/22/27	335,337
125,000	4.150	(e)	01/24/29	139,764
Yapi ve Kredi Bankasi A/S(b)(e)(f)
(5 year CMT + 7.415%)
270,000	7.875		01/22/31	260,550
(5 Year USD Swap + 11.245%)
200,000	13.875		12/31/99	215,225

				10,493,692

Beverages(e) – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
150,000	4.700		02/01/36	181,191

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages(e) – (continued)
Anheuser-Busch InBev Worldwide, Inc.
$175,000	4.750%	01/23/29	$ 203,761
Constellation Brands, Inc.
100,000	3.150	08/01/29	105,348
Keurig Dr Pepper, Inc.
176,000	3.200	05/01/30	186,252

			676,552

Biotechnology(e) – 0.1%
Royalty Pharma PLC
50,000	1.200	09/02/25	49,112

Building Materials(e) – 1.0%
Carrier Global Corp.
150,000	2.722	02/15/30	153,248
Cornerstone Building Brands, Inc.(f)
167,000	6.125	01/15/29	179,107
APi Group DE, Inc.(f)
325,000	4.125	07/15/29	323,375
CP Atlas Buyer, Inc.(f)
300,000	7.000	12/01/28	297,750
Standard Industries, Inc.(f)
150,000	4.375	07/15/30	153,198

			1,106,678

Chemicals(e) – 1.4%
Axalta Coating Systems LLC(f)
250,000	3.375	02/15/29	241,562
Ingevity Corp.(f)
125,000	3.875	11/01/28	122,188
International Flavors & Fragrances, Inc.(f)
275,000	2.300	11/01/30	269,987
Minerals Technologies, Inc.(f)
210,000	5.000	07/01/28	218,400
Rayonier AM Products, Inc.(f)
29,000	7.625	01/15/26	30,378
The Chemours Co.(f)
205,000	4.625	11/15/29	203,462
The Sherwin-Williams Co.
175,000	2.950	08/15/29	184,350
Unifrax Escrow Issuer Corp.(f)
80,000	5.250	09/30/28	80,600

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(e) – (continued)
WR Grace Holdings LLC(f)
	$150,000	5.625%		08/15/29	$ 153,000

					1,503,927

Commercial Services – 1.7%
Alarm.com Holdings, Inc.(f)(h)
	15,000	0.000		01/15/26	13,533
Allied Universal Holdco LLC/Allied Universal Finance Corp.(e)
	170,000	9.750		07/15/27	181,475
	170,000	6.000	(f)	06/01/29	164,900
APi Escrow Corp.(e)(f)
	32,000	4.750		10/15/29	32,480
APX Group, Inc.(e)(f)
	374,000	5.750		07/15/29	370,260
CoStar Group, Inc.(e)(f)
	75,000	2.800		07/15/30	75,155
DP World Crescent Ltd.(e)
	200,000	3.750		01/30/30	210,938
HealthEquity, Inc.(e)(f)
	84,000	4.500		10/01/29	83,160
IHS Markit Ltd.(e)
	75,000	4.250		05/01/29	85,219
Quanta Services, Inc.(e)
	61,000	2.900		10/01/30	62,328
Verisure Holding AB(e)(f)
EUR	125,000	3.250		02/15/27	142,106
Verisure Midholding AB(e)
	125,000	5.250	(f)	02/15/29	144,406
	200,000	5.250		02/15/29	230,970

					1,796,930

Computers(e) – 0.8%
Amdocs Ltd.
	$75,000	2.538		06/15/30	74,596
Austin BidCo, Inc.(f)
	62,000	7.125		12/15/28	64,015
Dell International LLC/EMC Corp.
	325,000	6.020		06/15/26	376,594
Hewlett Packard Enterprise Co.
	175,000	4.900		10/15/25	194,206
KBR, Inc.(f)
	71,000	4.750		09/30/28	72,420

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(e) – (continued)
Unisys Corp.(f)
$80,000	6.875%	11/01/27	$ 86,700

			868,531

Distribution & Wholesale(e)(f) – 0.6%
BCPE Empire Holdings, Inc.
246,000	7.625	05/01/27	250,612
Wolverine Escrow LLC
371,000	8.500	11/15/24	348,740

			599,352

Diversified Financial Services(e) – 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	4.875	01/16/24	159,563
175,000	6.500	07/15/25	200,121
Mozart Debt Merger Sub, Inc.(f)
260,000	3.875	04/01/29	259,025
AG Issuer LLC(f)
228,000	6.250	03/01/28	236,835
Air Lease Corp.
75,000	2.875	01/15/26	77,351
320,000	3.750	06/01/26	341,053
Ally Financial, Inc.(b) (7 year CMT + 3.481%)
295,000	4.700	12/31/99	304,219
Aviation Capital Group LLC(f)
75,000	1.950	01/30/26	73,319
Avolon Holdings Funding Ltd.(f)
60,000	3.950	07/01/24	62,847
100,000	2.875	02/15/25	102,085
50,000	4.250	04/15/26	53,257
Coinbase Global, Inc.(f)
165,000	3.375	10/01/28	154,275
Global Aircraft Leasing Co. Ltd.(f)(i) (PIK 7.250%, Cash 6.500%)
91,273	6.500	09/15/24	87,964
Huarong Finance 2019 Co. Ltd.
310,000	2.500	02/24/23	308,450
360,000	2.125	09/30/23	354,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
215,000	4.375	02/01/29	210,700

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(e) – (continued)
JAB Holdings B.V.(f)
$250,000	2.200%	11/23/30	$ 244,792
LD Holdings Group LLC(f)
215,000	6.500	11/01/25	210,700
185,000	6.125	04/01/28	173,438
Midcap Financial Issuer Trust(f)
200,000	6.500	05/01/28	209,000
Nationstar Mortgage Holdings, Inc.(f)
295,000	5.500	08/15/28	301,564
Navient Corp.
455,000	5.000	03/15/27	464,100
351,000	5.500	03/15/29	351,439
NFP Corp.(f)
662,000	6.875	08/15/28	662,000
OneMain Finance Corp.
164,000	4.000	09/15/30	160,925
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(f)
190,000	4.000	10/15/33	189,832
United Wholesale Mortgage LLC(f)
340,000	5.500	04/15/29	332,350
United Wholesale Mortgage LLC(f)
175,000	5.500	11/15/25	179,156

			6,464,960

Electrical(e) – 1.5%
AES Panama Generation Holdings SRL
400,000	4.375	05/31/30	416,075
American Electric Power Co., Inc.
25,000	2.300	03/01/30	24,590
Calpine Corp.(f)
415,000	3.750	03/01/31	399,437
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	24,176
50,000	2.500	02/01/31	47,633
Pike Corp.(f)
220,000	5.500	09/01/28	220,550
Sempra Energy
50,000	3.400	02/01/28	53,272
Talen Energy Supply LLC(f)
120,000	7.250	05/15/27	106,200

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical(e) – (continued)
The Southern Co.
	$120,000	3.250%	07/01/26	$ 127,162
Vistra Operations Co. LLC(f)
	50,000	3.550	07/15/24	51,558
	60,000	4.300	07/15/29	64,295

				1,534,948

Electronics(e)(f) – 0.1%
II-VI, Inc.
	100,000	5.000	12/15/29	102,500

Engineering & Construction – 1.2%
Aeropuerto Internacional de Tocumen SA(e)(f)
	210,000	4.000	08/11/41	214,371
	200,000	5.125	08/11/61	209,475
Arcosa, Inc.(e)(f)
	125,000	4.375	04/15/29	126,250
Cellnex Finance Co. SA(e)
EUR	100,000	1.250	01/15/29	108,436
IHS Netherlands Holdco B.V.(e)
	$200,000	8.000	09/18/27	211,225
Mexico City Airport Trust
	400,000	5.500	10/31/46	399,325

				1,269,082

Entertainment(e)(f) – 1.3%
Allen Media LLC/Allen Media Co-Issuer, Inc.
	115,000	10.500	02/15/28	120,606
Boyne USA, Inc.
	125,000	4.750	05/15/29	128,750
Motion Bondco DAC
	400,000	6.625	11/15/27	405,000
Penn National Gaming, Inc.
	281,000	4.125	07/01/29	272,570
SeaWorld Parks & Entertainment, Inc.
	390,000	5.250	08/15/29	397,313

				1,324,239

Environmental(e)(f) – 0.6%
GFL Environmental, Inc.
	242,000	4.000	08/01/28	238,673

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(e)(f) – (continued)
Waste Pro USA, Inc.
	$349,000	5.500%		02/15/26	$ 349,000

					587,673

Food & Drug Retailing – 1.7%
BRF SA(e)
	400,000	4.875		01/24/30	404,075
H-Food Holdings LLC/Hearthside Finance Co., Inc.(e)(f)
	230,000	8.500		06/01/26	230,575
Kraft Heinz Foods Co.
	205,000	6.875		01/26/39	300,322
	101,000	5.500	(e)	06/01/50	136,353
United Natural Foods, Inc.(e)(f)
	265,000	6.750		10/15/28	283,550
US Foods, Inc.(e)(f)
	301,000	4.750		02/15/29	305,891
	135,000	4.625		06/01/30	136,350

					1,797,116

Healthcare Providers & Services(e) – 1.6%
CAB SELAS(f)
EUR	150,000	3.375		02/01/28	170,382
Chrome Holdco SASU(f)
	200,000	5.000		05/31/29	229,820
CHS/Community Health Systems, Inc.(f)
	$149,000	4.750		02/15/31	150,117
DaVita, Inc.(f)
	387,000	3.750		02/15/31	374,906
DENTSPLY SIRONA, Inc.
	50,000	3.250		06/01/30	52,794
DH Europe Finance II S.a.r.l.
	50,000	2.600		11/15/29	51,618
Laboratoire Eimer Selas(f)
EUR	100,000	5.000		02/01/29	115,108
Lifepoint Health, Inc.(f)
	$260,000	5.375		01/15/29	258,700
Mozart Debt Merger Sub, Inc.(f)
	180,000	5.250		10/01/29	182,250
Stryker Corp.
	50,000	1.950		06/15/30	48,876

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – (continued)
Tenet Healthcare Corp.(f)
	$96,000	6.125%	10/01/28	$ 101,040

				1,735,611

Home Builders(e)(f) – 0.3%
LGI Homes, Inc.
	315,000	4.000	07/15/29	313,819

Housewares(e) – 0.5%
CD&R Smokey Buyer, Inc.(f)
	110,000	6.750	07/15/25	115,363
Newell Brands, Inc.
	120,000	6.000	04/01/46	152,400
SWF Escrow Issuer Corp.(f)
	260,000	6.500	10/01/29	248,950

				516,713

Insurance(e) – 1.4%
Acrisure LLC/Acrisure Finance, Inc.(f)
	60,000	10.125	08/01/26	66,000
	250,000	4.250	02/15/29	242,500
	210,000	6.000	08/01/29	205,800
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)
	119,000	6.750	10/15/27	122,868
American International Group, Inc.
	175,000	4.200	04/01/28	195,765
	25,000	3.400	06/30/30	27,106
AssuredPartners, Inc.(f)
	70,000	5.625	01/15/29	68,075
BroadStreet Partners, Inc.(f)
	300,000	5.875	04/15/29	293,146
Equitable Holdings, Inc.
	60,000	4.350	04/20/28	67,219
HUB International Ltd.(f)
	212,000	7.000	05/01/26	217,565

				1,506,044

Internet(e) – 2.8%
Adevinta ASA
EUR	100,000	3.000	11/15/27	116,660
Arches Buyer, Inc.(f)
	$77,000	6.125	12/01/28	77,192

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(e) – (continued)
Booking Holdings, Inc.
	$72,000	4.625%		04/13/30	$ 83,935
Endure Digital, Inc.(f)
	574,000	6.000		02/15/29	533,820
Expedia Group, Inc.
	100,000	4.500		08/15/24	106,781
	180,000	6.250	(f)	05/01/25	203,164
	167,000	4.625		08/01/27	186,628
	75,000	2.950		03/15/31	75,022
Getty Images, Inc.(f)
	358,000	9.750		03/01/27	379,480
Match Group Holdings II LLC(f)
	167,000	3.625		10/01/31	161,990
Prosus NV
	400,000	3.680		01/21/30	411,575
EUR	120,000	2.031	(f)	08/03/32	134,912
Uber Technologies, Inc.(f)
	$330,000	4.500		08/15/29	336,600
United Group BV(f)
EUR	175,000	4.625		08/15/28	198,827

					3,006,586

Iron/Steel(e) – 0.3%
Metinvest B.V.
	$200,000	8.500		04/23/26	208,225
Vale Overseas Ltd.
	60,000	3.750		07/08/30	61,999

					270,224

Leisure Time(e)(f) – 0.4%
NCL Corp. Ltd.
	275,000	3.625		12/15/24	261,250
TUI Cruises GmbH
EUR	125,000	6.500		05/15/26	141,010

					402,260

Lodging(e) – 0.7%
Fortune Star BVI Ltd.
	$400,000	6.750		07/02/23	407,040

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(e) – (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations
Borrower Esc(f)
$230,000	5.000%		06/01/29	$ 235,750
Marriott Ownership Resorts, Inc.(f)
60,000	4.500		06/15/29	60,225

				703,015

Machinery-Construction & Mining(e)(f) – 0.2%
Vertiv Group Corp.
244,000	4.125		11/15/28	244,915

Machinery-Diversified(e) – 1.0%
Husky III Holding Ltd.(f)(i)(PIK 13.750%, Cash 13.000%)
30,000	13.000		02/15/25	31,725
Otis Worldwide Corp.
325,000	2.565		02/15/30	329,582
Titan Acquisition Ltd./Titan Co-Borrower LLC(f)
401,000	7.750		04/15/26	407,015
TK Elevator Holdco GmbH(f)
256,000	7.625		07/15/28	273,280

				1,041,602

Media – 3.9%
Altice Financing SA(e)(f)
200,000	5.000		01/15/28	194,000
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
975,000	4.908		07/23/25	1,073,904
225,000	3.750		02/15/28	241,209
Comcast Corp.(e)
100,000	4.150		10/15/28	113,480
200,000	4.250		10/15/30	230,834
CSC Holdings LLC(e)(f)
200,000	5.000		11/15/31	192,750
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc.(e)(f)
485,000	5.875		08/15/27	495,912
DISH DBS Corp.
133,000	7.750		07/01/26	140,315
135,000	5.250	(e)(f)	12/01/26	137,025
180,000	7.375	(e)	07/01/28	182,700
200,000	5.125		06/01/29	182,000

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Gray Television, Inc.(e)(f)
	$180,000	7.000%		05/15/27	$ 191,925
Scripps Escrow II, Inc.(e)(f)
	130,000	5.375		01/15/31	132,600
Scripps Escrow, Inc.(e)(f)
	115,000	5.875		07/15/27	120,319
Townsquare Media, Inc.(e)(f)
	210,000	6.875		02/01/26	223,125
Urban One, Inc.(e)(f)
	185,000	7.375		02/01/28	190,550
Ziggo Bond Co. B.V.(e)(f)
EUR	100,000	3.375		02/28/30	110,930

					4,153,578

Mining(e) – 0.1%
Glencore Funding LLC(f)
	$100,000	1.625		04/27/26	98,203
Teck Resources Ltd.
	25,000	3.900		07/15/30	26,899

					125,102

Miscellaneous Manufacturing – 1.0%
General Electric Co.
	125,000	5.875		01/14/38	169,940
(3M USD LIBOR + 3.330%)
	742,000	3.533	(b)(e)	12/31/99	733,252
Hillenbrand, Inc.(e)
	154,000	3.750		03/01/31	154,000

					1,057,192

Multi-National(e)(f) – 0.5%
Banque Ouest Africaine de Developpement
EUR	480,000	2.750		01/22/33	574,219

Oil Field Services – 2.7%
Cenovus Energy, Inc.
	$45,000	5.375	(e)	07/15/25	49,768
	85,000	6.750		11/15/39	115,524
Civitas Resources, Inc(e)(f)
	105,000	5.000		10/15/26	106,050
Devon Energy Corp.(e)
	55,000	5.850		12/15/25	62,926

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Marathon Petroleum Corp.(e)
	$50,000	3.800%	04/01/28	$ 53,827
MEG Energy Corp.(e)(f)
	140,000	5.875	02/01/29	145,250
Nabors Industries, Inc.(e)(f)
	322,000	9.000	02/01/25	334,075
	85,000	7.375	05/15/27	87,550
Noble Finance Co.(e)(i)(PIK 15.000%, Cash 11.000%)
	36,761	11.000	02/15/28	40,437
Occidental Petroleum Corp.(e)
	200,000	5.550	03/15/26	222,500
Southwestern Energy Co.(e)
	115,000	4.750	02/01/32	121,038
TechnipFMC PLC(e)(f)
	210,000	6.500	02/01/26	223,912
Transocean Poseidon Ltd.(e)(f)
	80,000	6.875	02/01/27	77,200
Transocean, Inc.(e)(f)
	798,000	11.500	01/30/27	782,040
USA Compression Partners LP/USA Compression Finance Corp.(e)
	473,000	6.875	04/01/26	491,920

				2,914,017

Packaging – 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(e)
EUR	239,000	3.000	09/01/29	266,344
Berry Global, Inc.(e)
	$75,000	1.570	01/15/26	73,406
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co- Issuer LLC(e)(f)
	228,000	6.000	09/15/28	234,555
Kleopatra Finco S.a.r.l.(e)(f)
EUR	100,000	4.250	03/01/26	109,763
Kleopatra Holdings 2 SCA(e)(f)
	100,000	6.500	09/01/26	103,827
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro(e)(f)
	$88,000	4.000	10/15/27	85,360
Pactiv LLC
	285,000	8.375	04/15/27	316,350

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Sealed Air Corp.(f)
$113,000	6.875%	07/15/33	$ 143,227

			1,332,832

Pharmaceuticals(e) – 1.7%
AbbVie, Inc.
225,000	3.200	11/21/29	240,871
AdaptHealth LLC(f)
65,000	6.125	08/01/28	68,738
120,000	4.625	08/01/29	119,700
80,000	5.125	03/01/30	80,500
Becton Dickinson & Co.
175,000	3.700	06/06/27	190,825
25,000	2.823	05/20/30	25,887
Cigna Corp.
400,000	2.400	03/15/30	402,760
CVS Health Corp.
100,000	3.250	08/15/29	106,611
100,000	3.750	04/01/30	109,815
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
398,000	4.875	06/01/29	387,055
Zoetis, Inc.
50,000	2.000	05/15/30	49,274

			1,782,036

Pipelines(e) – 3.4%
CNX Midstream Partners LP(f)
95,000	4.750	04/15/30	94,763
CQP Holdco LP/BIP-V Chinook Holdco LLC(f)
360,000	5.500	06/15/31	375,300
Energy Transfer LP
60,000	4.050	03/15/25	63,565
175,000	5.250	04/15/29	201,059
Global Partners LP/GLP Finance Corp.
345,000	6.875	01/15/29	358,800
Howard Midstream Energy Partners LLC(f)
125,000	6.750	01/15/27	127,187
ITT Holdings LLC(f)
105,000	6.500	08/01/29	103,688

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(e) – (continued)
MPLX LP
	$135,000	4.000%		03/15/28	$ 146,753
	75,000	2.650		08/15/30	74,870
NGL Energy Operating LLC/NGL Energy Finance Corp.(f)
	260,000	7.500		02/01/26	267,800
NuStar Logistics LP
	145,000	6.000		06/01/26	157,687
	185,000	6.375		10/01/30	205,812
ONEOK, Inc.
	50,000	6.350		01/15/31	63,031
Plains All American Pipeline LP/PAA Finance Corp.
	150,000	3.800		09/15/30	157,900
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	265,000	5.750		04/15/25	239,825
	269,000	8.500	(f)	10/15/26	276,397
Summit Midstream Partners LP(b)(j)(3M USD LIBOR + 7.430%)
	312,000	9.500		12/31/99	229,320
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(f)
	50,000	6.000		12/31/30	50,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	160,000	4.875		02/01/31	173,400
	262,000	4.000	(f)	01/15/32	273,790

					3,640,947

Real Estate(e) – 0.5%
ADLER Real Estate AG
EUR	200,000	3.000		04/27/26	208,612
NE Property B.V.
	200,000	3.375		07/14/27	251,107
Realogy Group LLC/Realogy Co-Issuer Corp.(f)
	$96,000	5.750		01/15/29	98,400

					558,119

Real Estate Investment Trust(e) – 1.2%
Agree LP
	25,000	2.900		10/01/30	25,395
Crown Castle International Corp.
	175,000	4.450		02/15/26	191,632
	150,000	3.300		07/01/30	158,506
Duke Realty LP
	25,000	1.750		07/01/30	23,831

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(e) – (continued)
Iron Mountain Information Management Services, Inc.(f)
	$245,000	5.000%	07/15/32	$ 250,819
Realty Income Corp.
	55,000	4.875	06/01/26	62,006
	25,000	3.400	01/15/28	26,983
	50,000	2.850	12/15/32	52,006
Regency Centers LP
	60,000	2.950	09/15/29	62,236
Spirit Realty LP
	60,000	4.000	07/15/29	65,909
Trust Fibra Uno
	200,000	4.869	01/15/30	212,412
WP Carey, Inc.
	75,000	4.250	10/01/26	82,186
	60,000	3.850	07/15/29	66,330
	25,000	2.400	02/01/31	24,789

				1,305,040

Retailing(e) – 3.9%
1011778 BC ULC/New Red Finance, Inc.(f)
	237,000	4.000	10/15/30	233,445
Asbury Automotive Group, Inc.(f)
	117,000	4.625	11/15/29	119,048
	65,000	5.000	02/15/32	66,950
Carvana Co.(f)
	90,000	5.500	04/15/27	88,875
	345,000	4.875	09/01/29	328,612
Dollar Tree, Inc.
	75,000	4.000	05/15/25	80,606
eG Global Finance PLC
EUR	250,000	4.375	02/07/25	285,624
Foundation Building Materials, Inc.(f)
	$95,000	6.000	03/01/29	93,338
Group 1 Automotive, Inc.(f)
	70,000	4.000	08/15/28	69,825
GYP Holdings III Corp.(f)
	115,000	4.625	05/01/29	115,021
IRB Holding Corp.(f)
	343,000	6.750	02/15/26	349,860

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(e) – (continued)
Ken Garff Automotive LLC(f)
	$190,000	4.875%	09/15/28	$ 190,238
LCM Investments Holdings II LLC(f)
	535,000	4.875	05/01/29	547,037
Lowe’s Cos., Inc.
	225,000	1.700	10/15/30	213,752
Penske Automotive Group, Inc.
	189,000	3.750	06/15/29	187,583
Sonic Automotive, Inc.(f)
	82,000	4.625	11/15/29	82,410
	95,000	4.875	11/15/31	95,475
Specialty Building Products Holdings LLC/SBP Finance Corp.(f)
	215,000	6.375	09/30/26	224,944
SRS Distribution, Inc.(f)
	100,000	6.125	07/01/29	100,875
	270,000	6.000	12/01/29	271,350
Suburban Propane Partners LP/Suburban Energy Finance Corp.(f)
	210,000	5.000	06/01/31	212,625
Tractor Supply Co.
	75,000	1.750	11/01/30	70,469
Yum! Brands, Inc.(f)
	2,000	7.750	04/01/25	2,105
	88,000	4.750	01/15/30	94,930

				4,124,997

Semiconductors(e)(f) – 1.1%
Broadcom, Inc.
	87,000	3.469	04/15/34	90,770
	423,000	3.137	11/15/35	425,204
	400,000	3.187	11/15/36	401,296
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	165,000	3.875	06/18/26	177,970
	100,000	3.400	05/01/30	106,632

				1,201,872

Software(e) – 1.5%
Brunello Bidco SpA(f)
EUR	350,000	3.500	02/15/28	394,115
Castle US Holding Corp.(f)
	$277,000	9.500	02/15/28	289,465

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(e) – (continued)
Clarivate Science Holdings Corp.(f)
	$226,000	3.875%	07/01/28	$ 227,130
	204,000	4.875	07/01/29	206,040
Elastic NV(f)
	160,000	4.125	07/15/29	157,400
Playtika Holding Corp.(f)
	213,000	4.250	03/15/29	208,474
ServiceNow, Inc.
	125,000	1.400	09/01/30	116,554

				1,599,178

Telecommunication Services – 3.3%
Altice France SA(e)(f)
EUR	100,000	2.125	02/15/25	110,890
	$374,000	5.500	10/15/29	366,987
AT&T, Inc.(e)
	300,000	2.300	06/01/27	305,748
	75,000	1.650	02/01/28	73,449
	75,000	2.750	06/01/31	76,481
	202,000	2.550	12/01/33	197,823
	175,000	4.900	08/15/37	210,590
	25,000	5.150	11/15/46	31,825
	25,000	3.650	06/01/51	25,945
	25,000	3.500	09/15/53	25,269
Bharti Airtel Ltd.(e)(f)
	360,000	3.250	06/03/31	365,029
Frontier Communications Holdings LLC(e)(f)
	83,000	5.000	05/01/28	85,179
Intelsat Jackson Holdings SA(e)(j)
	450,000	5.500	08/01/23	202,500
Sprint Capital Corp.
	125,000	8.750	03/15/32	188,125
T-Mobile USA, Inc.(e)
	150,000	3.750	04/15/27	162,419
	250,000	2.050	02/15/28	248,652
	200,000	3.875	04/15/30	218,854
Verizon Communications, Inc.
	275,000	4.329	09/21/28	312,763

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc. – (continued)
$275,000	3.150	%(e)	03/22/30	$ 290,680

				3,499,208

Transportation – 0.8%
Cargo Aircraft Management, Inc.(e)(f)
80,000	4.750		02/01/28	81,500
MV24 Capital B.V.
722,456	6.748		06/01/34	745,620
XPO Logistics, Inc.(e)(f)
3,000	6.250		05/01/25	3,127

				830,247

Trucking & Leasing(e)(f) – 0.3%
Fortress Transportation & Infrastructure Investors LLC
350,000	5.500		05/01/28	355,250

TOTAL CORPORATE OBLIGATIONS (Cost $72,446,957)				$ 72,886,623

Mortgage-Backed Obligations – 2.7%
Collateralized Mortgage Obligations(k) – 0.7%
Interest Only – 0.7%
FHLMC REMIC Series 4991, Class IE
$506,804	5.000%		07/25/50	$ 70,888
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
184,598	6.048		11/25/47	31,194
FNMA REMIC Series 2020-60, Class KI
399,284	2.000		09/25/50	40,976
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
783,399	5.496		08/20/44	125,686
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
195,475	6.096		09/20/48	30,931
GNMA REMIC Series 2019-110, Class PS(b) (-1X 1M USD LIBOR + 6.050%)
489,789	5.946		09/20/49	80,640
GNMA REMIC Series 2019-153, Class EI
628,755	4.000		12/20/49	85,937
GNMA REMIC Series 2020-146, Class KI
753,743	2.500		10/20/50	68,374
GNMA REMIC Series 2020-173, Class AI
577,966	2.500		11/20/50	29,781

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
$243,482	5.946%	02/20/50	$ 37,891
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
369,031	5.946	04/20/50	58,466
GNMA REMIC Series 2020-61, Class GI
244,634	5.000	05/20/50	27,095
GNMA REMIC Series 2020-7, Class GI
98,738	4.000	01/20/50	10,912
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
305,507	6.046	06/20/50	44,831

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 743,602

Federal Agencies(l) – 2.0%
GNMA – 1.0%
$1,000,000	4.500%	TBA-30yr	$ 1,057,024

UMBS, 30 Year, Single Family – 1.0%
1,000,000	5.000	TBA-30yr	1,088,751

TOTAL FEDERAL AGENCIES			$ 2,145,775

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $2,891,327)			$ 2,889,377

Asset-Backed Securities(b)(f) – 2.9%
Collateralized Loan Obligations – 2.9%
Bain Capital Credit CLO Series 2019-1A, Class DR (3M USD LIBOR + 3.450%)
$175,000	3.574%	04/19/34	$ 175,288
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
200,000	4.404	01/15/32	200,002
Cedar Funding XII CLO Ltd. Series 2020-12A, Class DR (3M USD LIBOR + 3.150%)
600,000	3.283	10/25/34	597,157
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3M USD LIBOR + 3.250%)
600,000	3.368	10/15/32	599,992
Neuberger Berman Loan Advisers CLO 31, Ltd. Series 2019-31A, Class DR (3M USD LIBOR + 3.250%)
600,000	3.382	04/20/31	600,010
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
600,000	3.842	04/18/36	600,004

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b)(f)– (continued)
Collateralized Loan Obligations – (continued)
Tikehau US CLO I Ltd. Series 2021-1A, Class E(3M USD LIBOR + 6.910%)
	$300,000	7.126%		01/18/35	$ 286,612

TOTAL ASSET–BACKED SECURITIES (Cost $3,054,000)					$ 3,059,065

Foreign Debt Obligations – 11.0%
Sovereign – 11.0%
Benin Government International Bond(f)
EUR	260,000	4.875%		01/19/32	$ 288,943
Dominican Republic
	$640,000	5.500		01/27/25	691,200
	200,000	5.950		01/25/27	222,500
	240,000	4.875	(f)	09/23/32	243,870
Finance Department Government of Sharjah(f)
	200,000	4.000		07/28/50	180,725
Jamaica Government International Bond
	400,000	7.875		07/28/45	554,700
Kingdom of Bahrain(f)
	200,000	7.375		05/14/30	221,912
Kingdom of Morocco(f)
	310,000	3.000		12/15/32	295,333
Pakistan Water & Power Development Authority
	200,000	7.500		06/04/31	193,438
Perusahaan Penerbit SBSN Indonesia III
	550,000	4.150		03/29/27	608,541
Republic of Abu Dhabi(f)
	200,000	3.875		04/16/50	233,250
Republic of Angola(f)
	200,000	8.250		05/09/28	200,350
Republic of Argentina(e)
	13,920	1.000		07/09/29	5,046
	455,900	0.500	(m)	07/09/30	160,705
Republic of Armenia(f)
	330,000	3.600		02/02/31	307,065
Republic of Belarus Ministry of Finance(f)
	200,000	5.875		02/24/26	176,750
Republic Of Cameroon(f)
EUR	220,000	5.950		07/07/32	234,189

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Colombia(e)
	$200,000	4.125%		05/15/51	$ 162,725
Republic of Ecuador(f)
	34,036	0.000	(h)	07/31/30	18,964
	40,000	5.000	(m)	07/31/30	32,945
	46,400	0.500	(m)	07/31/40	26,819
Republic of Egypt
EUR	180,000	4.750		04/11/25	202,737
	200,000	4.750		04/16/26	219,594
	200,000	5.625		04/16/30	205,545
	$200,000	8.875	(f)	05/29/50	180,940
Republic of Gabon(e)(f)
	200,000	7.000		11/24/31	195,500
Republic of Indonesia
EUR	100,000	1.100		03/12/33	109,740
Republic of Ivory Coast(f)
	500,000	4.875		01/30/32	547,832
Republic of Lebanon
	$10,000	6.200	(j)	02/26/25	1,000
	10,000	6.750	(j)	11/29/27	1,000
	20,000	6.850	(j)	05/25/29	2,000
	110,000	6.650	(j)	02/26/30	11,000
	10,000	8.250		05/17/34	1,000
Republic of Nigeria
	400,000	7.625		11/21/25	425,520
Oman Government International Bond(f)
	320,000	6.250		01/25/31	348,960
Pakistan Government International Bond(f)
	250,000	6.000		04/08/26	249,687
Republic of Paraguay
	200,000	4.700		03/27/27	221,975
	200,000	4.950	(e)	04/28/31	224,725
Republic of Peru(e)
	400,000	2.783		01/23/31	397,200
Republic of Romania
EUR	290,000	2.875		03/11/29	351,213
	30,000	2.625	(f)	12/02/40	30,278

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Senegal(f)
	200,000	5.375%	06/08/37	$ 215,746
Republic of Turkey
	$200,000	6.125	10/24/28	185,000
	200,000	7.625	04/26/29	199,162
	200,000	6.500	09/20/33	181,438
	200,000	4.875	04/16/43	153,250
Republic of Uzbekistan(f)
	200,000	3.700	11/25/30	191,938
Russian Federation Bond
	200,000	4.750	05/27/26	218,500
Ukraine Government Bond
	190,000	7.750	09/01/23	185,250
	200,000	7.750	09/01/24	193,662
	200,000	7.750	09/01/26	189,500
United Mexican States
	540,000	4.500	04/22/29	602,539
	200,000	2.659 (e)	05/24/31	194,912

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $12,105,581)				$ 11,698,313

U.S. Treasury Obligations – 2.0%
United States Treasury Notes
	$1,100,000	1.375%	12/31/28	$ 1,095,359
United States Treasury Notes
	1,080,000	1.250	12/31/26	1,079,241

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,171,672)				$ 2,174,600

Shares	Description			Value

Common Stock(j) – 0.1%
Energy Equipment & Services – 0.1%
811	Nabors Industries Ltd.			$ 65,764
(Cost $105,055)

Shares		Dividend Rate		Value

Investment Company(n) – 0.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	976,019	0.026%		$ 976,019
(Cost $976,019)

TOTAL INVESTMENTS – 99.7% (Cost $105,803,840)				$105,831,236

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				283,045

NET ASSETS – 100.0%				$106,114,281

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2021.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Pay-in-kind securities.

(j)	Security is currently in default and/or non-income producing.

(k)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(l)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,145,775 which represents approximately 2.0% of the Fund’s net assets as of December 31, 2021.

(m)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2021.

(n)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CP	— Commercial Paper
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Trident TPI Holdings, Inc. 09/15/2028, due 09/15/28	$ 12,978	$12,956	$(22)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	6,629,155	EUR	5,865,322	02/10/22	$(53,910)

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	39	03/31/22	$4,718,086	$7,793
2 Year U.S. Treasury Notes	47	03/31/22	10,254,078	(8,231)
10 Year U.S. Treasury Notes	40	03/22/22	5,218,750	25,973
20 Year U.S. Treasury Bonds	3	03/22/22	481,312	7,231
10 Year U.S. Treasury Notes	1	03/22/22	146,438	420

Total				$33,186

Short position contracts:
Ultra Long U.S. Treasury Bonds	(7)	03/22/22	(1,379,875)	(8,389)

TOTAL FUTURES CONTRACTS				$24,797

SWAP CONTRACTS –At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

(0.250)%	6M EURO	03/16/25	EUR 710	$3,822	$1,383	$2,439
(0.250)	6M EURO	03/16/26	190	2,162	1,055	1,107
(0.250)	6M EURO	03/16/27	640	11,358	5,737	5,621
0.000	6M EURO	03/16/29	460	6,113	(222)	6,335
0.250	6M EURO	03/16/32	1,900	17,945	(23,882)	41,827
0.500	6M EURO	03/16/42	180	2,362	(6,670)	9,032
0.500	6M EURO	03/16/52	20	(110)	(1,734)	1,624

TOTAL				$43,652	$(24,333)	$67,985

(a)	Payments made annually.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	16.238%	12/20/22	$60	$8,184	$4,770	$3,414

Protection Sold:
CDX.NA.HY Index 34	5.000	2.506	06/20/25	46	3,817	(1,266)	5,083
CDX.NA.IG Index 28	1.000	0.211	06/20/22	625	2,545	2,013	532
CDX.NA.IG Index 33	1.000	0.392	12/20/24	1,950	35,640	26,411	9,229
CDX.NA.IG Index 34	1.000	0.445	06/20/25	15,350	296,540	131,991	164,549

TOTAL					$346,726	$163,919	$182,807

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.IG Index 28 — CDX North America Investment Grade Index 28
CDX.NA.IG Index 33 — CDX North America Investment Grade Index 33
CDX.NA.IG Index 34 — CDX North America Investment Grade Index 34

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – 42.8%
Bank Loans(a) – 28.5%
Advertising(b) – 0.3%
Terrier Media Buyer, Inc. (B+/B1) (1M LIBOR + 3.500%)
$465,547	3.604%	12/17/26	$ 463,103

Aerospace & Defense(b) – 1.5%
ADS Tactical, Inc. (B+/B3) (3M LIBOR + 5.750%)
620,010	6.750	03/19/26	613,425
Brown Group Holding LLC (B+/B1) (3M LIBOR + 2.500%)
801,916	3.000	06/07/28	799,911
TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.250%)
585,511	2.354	12/09/25	576,951

			1,990,287

Airlines(b) – 0.4%
Air Canada (BB-/Ba2) (3M LIBOR + 3.500%)
200,000	4.250	08/11/28	199,178
United Airlines, Inc. (BB-/Ba1) (3M LIBOR + 3.750%)
397,000	4.500	04/21/28	397,540

			596,718

Auto Components(b) – 1.2%
First Brands Group LLC (B/B1) (3M LIBOR + 5.000%)
567,465	6.000	03/30/27	569,167
Garrett LX I S.a.r.l. (B+/Ba2) (3M LIBOR + 3.250%)
399,000	3.750	04/30/28	397,256
Mavis Tire Express Services Corp. (B-/B2) (1M LIBOR + 4.000%)
199,000	4.750	05/04/28	199,000
Wheel Pros, LLC (B-/B2) (1M LIBOR + 4.500%)
448,875	5.250	05/11/28	447,699

			1,613,122

Automotive – 0.8%
Holley Purchaser, Inc. (NR/NR)(c)
49,963	0.000	11/17/28	49,765
299,250	0.000	11/17/28	298,065
SRAM, LLC (BB-/B1)(b) (6M LIBOR + 2.750%)
417,273	3.250	05/18/28	416,751
Truck Hero, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
297,750	4.000	01/31/28	295,820

			1,060,401

Principal Amount		Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Building & Construction – 0.6%
DG Investment Intermediate Holdings 2, Inc. (B/B2)(b)
(1M LIBOR + 3.500%)
	$185,109	4.250%	03/31/28	$ 184,877
(1M LIBOR + 3.750%)
	38,961	4.500	03/31/28	38,912
Energize HoldCo LLC (CCC+/Caa2)(b) (3M LIBOR + 6.750%)
	100,000	6.964	11/19/29	99,000
KKR Apple Bidco LLC (NR/NR)(c)
	25,000	0.000	09/21/29	25,274
KKR Apple Bidco, LLC (B+/B1)(b) (1M LIBOR + 3.000%)
	450,000	3.500	09/23/28	448,124

				796,187

Building Materials(b) – 0.4%
CP Atlas Buyer, Inc. (B-/B2) (3M LIBOR + 3.750%)
	298,767	4.250	11/23/27	297,124
LBM Acquisition LLC (B-/B3) (1M LIBOR + 3.750%)
	685	4.500	12/17/27	682
Potters Industries LLC (B/B2) (3M LIBOR + 4.000%)
	188,575	4.750	12/14/27	188,694

				486,500

Capital Goods-Others(b) – 0.5%
Engineered Machinery Holdings, Inc. (NR/B2) (3M EURIBOR + 3.750%)
EUR	124,688	3.750	05/21/28	141,468
Engineered Machinery Holdings, Inc. (B-/B2) (3M LIBOR + 3.750%)
	$249,483	4.500	05/19/28	248,508
Rough Country LLC (NR/NR)
(1M LIBOR + 3.500%)
	249,375	4.250	07/28/28	248,597
(3M LIBOR + 6.500%)
	100,000	7.250	07/26/29	99,750

				738,323

Chemicals(b) – 1.0%
Consolidated Energy Finance SA (B+/B1) (6M LIBOR + 2.500%)
	294,147	2.657	05/07/25	289,367
Illuminate Buyer LLC (B+/B1) (1M LIBOR + 3.500%)
	802,577	3.604	06/30/27	797,007
WR Grace & Co-Conn (B/B1) (3M LIBOR + 3.750%)
	200,000	4.250	09/22/28	200,150

				1,286,524

Coal(b) – 0.3%
Oxbow Carbon LLC (BB-/B1) (1M LIBOR + 4.250%)
	401,442	5.000	10/17/25	401,242

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Commercial Services – 2.0%
Allied Universal Holdco LLC (B/B2)(b) (3M LIBOR + 3.750%)
	$670,395	4.250%		05/12/28	$ 667,465
Amentum Government Services Holdings LLC (B/B1)(b) (3M LIBOR + 4.750%)
	347,375	5.500		01/29/27	346,580
Anticimex International AB (NR/NR)(c)
	50,000	0.000	(d)	11/16/28	50,063
	250,000	0.000		11/16/28	249,140
CoreLogic, Inc. (B/B1)(b) (1M LIBOR + 3.500%)
	374,063	4.000		06/02/28	373,314
DiversiTech Holdings, Inc. (NR/NR)(c)
	38,571	0.000		12/16/28	38,499
	186,429	0.000		12/16/28	186,080
	50,000	0.000		12/16/29	49,969
Garda World Security Corp. (NR/B1)(b) (1M LIBOR + 4.250%)
	382,008	4.360		10/30/26	380,736
Holding Socotec (NR/NR)
EUR	100,000	0.000	(c)	06/02/28	113,868
(3M LIBOR + 4.250%)
	$275,000	5.000	(b)	06/30/28	273,969

					2,729,683

Consumer Cyclical Services(b) – 0.4%
The Hertz Corp. (BB+/Ba3)
(1M LIBOR + 3.250%)
	502,330	3.750		06/30/28	502,330
(1M LIBOR + 3.250%)
	95,146	3.750		06/30/28	95,146

					597,476

Consumer Products(b) – 0.6%
Hunter Fan Co. (B/B2) (3M LIBOR + 5.000%)
	498,750	5.750		05/08/28	498,750
Springs Windows Fashions LLC (B-/B2) (3M LIBOR + 4.000%)
	300,000	4.750		10/06/28	297,000

					795,750

Diversified Financial services(b) – 0.8%
CQP Holdco LP (NR/NR) (3M LIBOR + 3.750%)
	398,000	4.250		06/05/28	396,838
DRW Holdings LLC (BB-/Ba3) (1M LIBOR + 3.750%)
	325,000	3.854		03/01/28	323,781

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Diversified Financial services(b) – (continued)
Edelman Financial Center LLC (NR/B2) (1M LIBOR + 3.500%)
$298,500	4.250%	04/07/28	$ 298,052

			1,018,671

Diversified Manufacturing(b) – 0.5%
Apex Tool Group LLC (CCC/Caa1) (1M LIBOR + 5.500%)
656,794	6.750	08/01/24	643,349

Energy - Services(b) – 0.1%
Freeport LNG Investments, LLLP (B+/B1) (3M LIBOR + 3.500%)
125,000	4.000	12/21/28	123,711

Engineering & Construction(b) – 0.2%
TRC Companies, Inc. (NR/NR) (3M LIBOR + 3.750%)
300,000	4.250	11/17/28	298,218

Entertainment(c) – 0.1%
Arcis Golf LLC (NR/NR)
150,000	0.000	11/24/28	150,375

Food & Beverage(b) – 0.2%
Chobani LLC (B-/B1) (1M LIBOR + 3.500%)
246,875	4.500	10/25/27	247,245

Health Care – 2.2%
Athenahealth, Inc. (B/B2)(b) (3M LIBOR + 4.250%)
326,904	4.400	02/11/26	326,577
Bausch Health Cos., Inc. (BB/Ba2)(b) (1M LIBOR + 3.000%)
252,770	3.104	06/02/25	251,443
Insulet Corp. (B+/Ba3)(b) (1M LIBOR + 3.250%)
149,250	3.750	05/04/28	149,157
Jazz Financing Lux S.a.r.l. (BB-/Ba2)(b) (1M LIBOR + 3.500%)
796,499	4.000	05/05/28	799,040
Lonza Group AG (NR/NR)(b) (6M LIBOR + 4.000%)
398,000	4.750	07/03/28	397,459
Medline Borrower, LP (B+/B1)(c)
350,000	3.750	10/23/28	349,846
Onex TSG Intermediate Corp. (B/B2)(b) (3M LIBOR + 4.750%)
298,500	5.500	02/28/28	297,816
Option Care Health, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.750%)
175,000	3.250	10/27/28	174,617
RegionalCare Hospital Partners Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
300,000	3.852	11/16/25	299,439

			3,045,394

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Home Construction(b) – 0.1%
Packers Holdings LLC (B-/B2) (6M LIBOR + 3.250%)
$124,073	4.000%	03/09/28	$ 123,173

Insurance(b) – 0.7%
Acrisure LLC (B/B2) (3M LIBOR + 3.500%)
349,112	3.724	02/15/27	344,748
HUB International Ltd. (B/B2) (3M LIBOR + 2.750%)
546,812	2.875	04/25/25	540,103

			884,851

Machinery-Diversified(b) – 0.8%
Vertical US Newco, Inc. (B+/B1) (6M LIBOR + 3.500%)
989,793	4.000	07/30/27	989,654
Victory Buyer LLC (B-/B2) (3M LIBOR + 3.750%)
100,000	4.250	11/19/28	99,875

			1,089,529

Media - Cable(b) – 0.4%
DirecTV Financing, LLC (BB/Ba3) (3M LIBOR + 5.000%)
581,613	5.750	08/02/27	581,781

Media - Non Cable(b) – 1.1%
Allen Media LLC (NR/NR) (3M LIBOR + 5.500%)
123,187	5.724	02/10/27	122,940
Allen Media LLC (NR/Ba3)
(3M LIBOR + 5.500%)
383,114	5.724	02/10/27	382,347
(3M LIBOR + 5.500%)
135,501	5.724	02/10/27	135,230
iHeartCommunications, Inc. (B+/B1)
(1M LIBOR + 3.000%)
142,962	3.104	05/01/26	141,915
(1M LIBOR + 3.250%)
289,770	3.750	05/01/26	289,498
Taboola.com Ltd (NR/NR) (3M LIBOR + 4.000%)
399,000	4.500	08/17/28	395,010

			1,466,940

Metals & Mining(b) – 0.2%
Grinding Media, Inc. (B/B2) (3M LIBOR + 4.000%)
274,313	4.750	10/12/28	273,627

Oil Field Service(b) – 0.4%
Apergy Corp. (BBB-/Ba2) (1M LIBOR + 5.000%)
584,647	6.000	06/03/27	591,728

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Packaging – 2.1%
Charter NEX US, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
$322,556	4.500%	12/01/27	$ 322,960
Flex Acquisition Co., Inc. (B/B2)(b) (3M LIBOR + 3.500%)
534,380	4.000	03/02/28	532,931
Klockner-Pentaplast of America, Inc. (NR/B2)(b) (6M LIBOR + 4.750%)
347,375	5.250	02/12/26	337,280
LABL, Inc. (B-/B2)(c)
400,000	0.000	10/29/28	399,000
Pro Mach Group, Inc. (B-/B2)(b)
(3M LIBOR + 4.000%)
6,285	4.000	08/31/28	6,301
(3M LIBOR + 4.000%)
193,575	5.000	08/31/28	194,060
Reynolds Group Holdings, Inc. (B+/B1)(b) (1M LIBOR + 3.500%)
224,438	4.000	09/20/28	223,912
TricorBraun Holdings, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
373,293	3.750	03/03/28	370,284
Trident TPI Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.250%)
506,111	4.250	10/17/24	505,716

			2,892,444

Pharmaceuticals(b) – 0.2%
Gainwell Acquisition Corp. (B+/B2) (3M LIBOR + 4.000%)
297,000	4.750	10/01/27	297,446

Pipelines(b) – 0.7%
AL NGPL Holdings LLC (B+/Ba3) (3M LIBOR + 3.750%)
374,063	4.750	04/14/28	375,933
Centurion Pipeline Co. LLC (BB/B1)(d) (1M LIBOR + 4.000%)
168,300	4.104	09/28/25	167,038
ITT Holdings LLC (BB/Ba2) (1M LIBOR + 2.750%)
448,875	3.250	07/10/28	446,181

			989,152

Restaurant(b) – 0.2%
IRB Holding Corp. (B+/B2) (6M LIBOR + 2.750%)
297,680	3.750	02/05/25	296,969

Retailers – 0.7%
BCPE Empire Holdings, Inc. (NR/B2)(b)
423,353	4.500	06/11/26	421,958
AppLovin Corp. (B+/B1)(b) (1M LIBOR + 3.250%)
247,449	3.354	08/15/25	246,714
New Era Cap Co., Inc. (BB-/B2)(c)(d)
275,000	0.000	07/13/27	270,875

			939,547

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Technology(b) – 0.4%
Ingram Micro, Inc. (BB-/B1) (3M LIBOR + 3.500%)
$373,125	4.000%	06/30/28	$ 372,939
Syndigo LLC (B-/B2) (6M LIBOR + 4.500%)
223,313	5.250	12/15/27	222,754

			595,693

Technology – Hardware(b) – 0.3%
CommScope, Inc. (B/Ba3) (1M LIBOR + 3.250%)
337,909	3.354	04/06/26	333,192

Technology – Software(b) – 4.5%
Ahead Data Blue LLC (NR/B1) (3M LIBOR + 3.750%)
271,421	4.500	10/18/27	271,489
Ola Singapore PTE Ltd. (NR/NR)(d) (3M SOFR + 6.250%)
75,000	6.299	12/03/26	75,375
Camelot U.S. Acquisition 1 Co. (B/B1)
(1M LIBOR + 3.000%)
570,633	3.104	10/30/26	566,233
(1M LIBOR + 3.000%)
99,000	4.000	10/30/26	98,846
Castle US Holding Corp. (B-/B3) (3M LIBOR + 3.750%)
295,625	3.974	01/29/27	292,586
Cloudera, Inc. (B-/B2) (1M LIBOR + 3.750%)
450,000	4.250	10/08/28	448,313
ConnectWise, LLC (NR/B2) (3M LIBOR + 3.500%)
200,000	4.000	09/29/28	199,322
DCert Buyer, Inc. (NR/NR) (1M LIBOR + 7.000%)
125,000	7.104	02/19/29	125,000
DCert Buyer, Inc. (B-/B2) (1M LIBOR + 4.000%)
686,527	4.104	10/16/26	684,736
Epicor Software Corp. (B-/B2) (1M LIBOR + 3.250%)
543,125	4.000	07/30/27	542,375
Grab Holdings, Inc. (B-/B2) (1M LIBOR + 4.500%)
198,500	5.500	01/29/26	198,748
Idera, Inc. (NR/B2) (3M LIBOR + 3.500%)
471,812	4.500	03/02/28	471,076
Idera, Inc. (CCC/Caa2) (1M LIBOR + 6.750%)
30,000	7.500	03/02/29	30,000

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Technology – Software(b) – (continued)
Loyalty Ventures, Inc. (BB-/B1) (1M LIBOR + 4.500%)
$275,000	5.000%	11/03/27	$ 273,166
Panther Commercial Holdings LP (B-/B3) (3M LIBOR + 4.500%)
273,625	5.000	01/07/28	273,693
Perforce Software, Inc. (B-/B2) (1M LIBOR + 3.750%)
728,551	3.854	07/01/26	722,439
Virtusa Corp. (B+/B2) (1M LIBOR + 3.750%)
297,750	4.500	02/11/28	298,494
VS Buyer LLC (B/B1) (1M LIBOR + 3.000%)
540,375	3.104	02/28/27	537,446

			6,109,337

Telecommunications(b) – 1.1%
Endure Digital, Inc. (B/B2) (3M LIBOR + 3.500%)
273,625	4.250	02/10/28	271,061
LogMeIn, Inc. (B/B2) (3M LIBOR + 4.750%)
396,992	4.839	08/31/27	394,400
PUG LLC (B-/B3)
(1M LIBOR + 3.500%)
670,320	3.604	02/12/27	654,259
(1M LIBOR + 4.250%)
124,688	4.750	02/12/27	123,909

			1,443,629

Transportation(b) – 0.5%
LaserShip, Inc. (B-/B2) (3M LIBOR + 4.500%)
274,313	5.250	05/07/28	274,313
MH Sub I LLC (B/B2) (1M LIBOR + 3.750%)
361,828	4.750	09/13/24	362,204

			636,517

TOTAL BANK LOANS			$ 38,627,834

Other Secured Debt Obligations – 14.3%
Airlines(e) – 0.9%
Air Canada (BB-/Ba2)(f)
$155,000	3.875%	08/15/26	$ 158,681
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
23,000	5.500	04/20/26	23,920
77,000	5.750	04/20/29	82,390
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(f)
295,000	5.750	01/20/26	309,381

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Airlines(e) – (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(f)
$206,000	6.500%	06/20/27	$ 219,905
United Airlines, Inc. (BB-/Ba1)(f)
410,000	4.375	04/15/26	426,400

			1,220,677

Chemicals(e)(f) – 1.4%
Herens Holdco S.a.r.l. (B/B2)
200,000	4.750	05/15/28	195,750
INEOS Quattro Finance 2 PLC (BB/Ba3)
300,000	3.375	01/15/26	301,500
Unifrax Escrow Issuer Corp. (B-/B2)
475,000	5.250	09/30/28	478,563
WR Grace Holdings LLC (B/B3)
939,000	4.875	06/15/27	960,127

			1,935,940

Commercial Services(e)(f) – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B2)
297,000	6.625	07/15/26	311,479
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)
640,000	4.625	06/01/28	626,400
APX Group, Inc. (B-/B1)
108,000	6.750	02/15/27	114,075
The ADT Security Corp. (BB-/Ba3)
634,000	4.125	08/01/29	626,075

			1,678,029

Distribution/Wholesale(e)(f) – 0.2%
Wolverine Escrow LLC (CCC+/Caa3)
275,000	8.500	11/15/24	258,500

Diversified Financial services(e)(f) – 0.1%
NFP Corp. (B/B1)
180,000	4.875	08/15/28	182,025

Electric(e)(f) – 0.5%
Calpine Corp. (BB+/Ba2)
580,000	3.750	03/01/31	558,250
Talen Energy Supply LLC (B+/B1)
150,000	7.250	05/15/27	132,750

			691,000

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Energy-Alternate Sources(e)(f) – 0.1%
Renewable Energy Group, Inc. (BB/B2)
$130,000	5.875%		06/01/28	$ 133,088

Entertainment(e)(f) – 0.1%
WMG Acquisition Corp. (BB+/Ba3)
197,000	3.000		02/15/31	188,874

Environmental(e)(f) – 0.3%
GFL Environmental, Inc. (BB-/Ba3)
393,000	3.500		09/01/28	389,070

(e)(f) – 0.2%
US Foods, Inc. (BB/B1)
281,000	6.250		04/15/25	292,591

Health Care - Services(f) – 1.3%
Mozart Debt Merger Sub, Inc. (B+/B1)(e)
475,000	3.875		04/01/29	473,219
Tenet Healthcare Corp. (NR/B1)(e)
156,000	4.625		09/01/24	159,705
Tenet Healthcare Corp. (B+/B1)
229,000	4.625		07/15/24	231,576
350,000	7.500	(e)	04/01/25	367,500
454,000	4.875	(e)	01/01/26	465,350

				1,697,350

Insurance(e)(f) – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
365,000	4.250		02/15/29	354,050

Internet(e)(f) – 0.5%
Arches Buyer, Inc. (B/B1)
370,000	4.250		06/01/28	369,075
Cablevision Lightpath LLC (B+/B1)
272,000	3.875		09/15/27	263,840

				632,915

Iron/Steel(e)(f) – 0.2%
Cleveland-Cliffs, Inc. (BB/Ba2)
250,000	6.750		03/15/26	264,062

Leisure Time(e)(f) – 0.2%
Carnival Corp. (BB-/B1)
180,000	9.875		08/01/27	203,850

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Lodging(e)(f) – 0.3%
Travel + Leisure Co. (BB-/Ba3)
$400,000	4.500%	12/01/29	$ 400,000

Machinery-Constr&Mining(e)(f) – 0.2%
Vertiv Group Corp. (BB-/B1)
305,000	4.125	11/15/28	306,144

Media(e)(f) – 2.2%
Audacy Capital Corp. (B-/B3)
115,000	6.500	05/01/27	112,125
Altice Financing SA (B/B2)
568,000	5.000	01/15/28	550,960
DIRECTV Financing LLC/Directv Financing Co, Inc. (BB/Ba3)
325,000	5.875	08/15/27	332,313
DISH DBS Corp. (B+/Ba3)
385,000	5.250	12/01/26	390,775
Scripps Escrow II, Inc. (BB/Ba3)
625,000	3.875	01/15/29	623,437
Sinclair Television Group, Inc. (B+/Ba2)
470,000	4.125	12/01/30	444,150
UPC Holding B.V. (B/B3)
200,000	5.500	01/15/28	207,500
Urban One, Inc. (B-/B3)
125,000	7.375	02/01/28	128,750
Ziggo B.V. (B+/B1)
200,000	4.875	01/15/30	204,750

			2,994,760

Oil Field Service(e)(f) – 0.0%
Transocean Proteus Ltd. (B-/NR)
32,500	6.250	12/01/24	32,013

Oil, Gas & Consumable Fuels(f) – 0.5%
Noble Finance Co. (NR/NR)(g)(PIK 15.000%, Cash 11.000%)
52,296	11.000	02/15/28	57,526
Transocean Poseidon Ltd. (B-/Caa1)(e)
120,000	6.875	02/01/27	115,800
Transocean Sentry Ltd. (B-/Caa1)(e)
469,902	5.375	05/15/23	452,280

			625,606

Packaging & Containers(e)(f) – 0.3%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Packaging & Containers(e)(f) – (continued)
$186,000	4.000%	10/15/27	$ 180,420
185,000	4.375	10/15/28	183,150

			363,570

Pharmaceuticals(e)(f) – 0.2%
Bausch Health Cos., Inc. (BB/Ba2)
125,000	5.500	11/01/25	126,562
200,000	4.875	06/01/28	204,000

			330,562

Pipelines(f) – 1.1%
Cheniere Energy, Inc. (BB/Ba3)
385,000	4.625	10/15/28	406,175
CQP Holdco LP/BIP-V Chinook Holdco LLC (B/B2)(e)
315,000	5.500	06/15/31	328,387
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)(e)
450,000	7.500	02/01/26	463,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B3)(e)
245,000	8.500	10/15/26	251,738

			1,449,800

Retailing(e)(f) – 1.2%
PetSmart, Inc./PetSmart Finance Corp. (BB-/B1)
250,000	4.750	02/15/28	256,563
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
383,000	4.375	01/15/28	390,181
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
621,000	4.000	10/15/30	611,685
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)
50,000	5.750	04/15/25	51,875
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B2)
336,000	6.375	09/30/26	351,540

			1,661,844

Software(e)(f) – 0.2%
Clarivate Science Holdings Corp. (B/B1)
285,000	3.875	07/01/28	286,425

Telecommunications(e)(f) – 0.6%
Altice France SA (B/B2)
425,000	5.125	01/15/29	411,719

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Telecommunications(e)(f) – (continued)
Altice France SA (B/B2) – (continued)
$475,000	5.500%	10/15/29	$ 466,093

			877,812

TOTAL OTHER SECURED DEBT OBLIGATIONS			$ 19,450,557

TOTAL SECURED DEBT OBLIGATIONS (Cost $57,893,337)			$ 58,078,391

Unsecured Debt Obligations – 51.3%
Advertising(e)(f) – 0.7%
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
$100,000	6.250%	06/15/25	$ 104,625
100,000	4.250	01/15/29	99,500
574,000	4.625	03/15/30	573,282
Terrier Media Buyer, Inc. (CCC+/Caa1)
201,000	8.875	12/15/27	217,080

			994,487

Aerospace & Defense(f) – 1.8%
BWX Technologies, Inc. (BB/Ba3)(e)
324,000	4.125	04/15/29	328,860
Spirit AeroSystems, Inc. (CCC+/Caa1)
690,000	4.600	06/15/28	691,725
TransDigm UK Holdings PLC (B-/B3)
425,000	6.875	05/15/26	443,594
TransDigm, Inc. (B-/B3)
330,000	4.625	01/15/29	326,700
198,000	4.875	05/01/29	198,000
Triumph Group, Inc. (CCC-/Caa3)
428,000	7.750	08/15/25	424,255

			2,413,134

Automotive(f) – 1.0%
Allison Transmission, Inc. (NR/Ba2)(e)
224,000	3.750	01/30/31	217,280
Dana, Inc. (BB/B1)
325,000	5.625	06/15/28	345,313
165,000	4.250	09/01/30	167,475
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(e)
230,000	8.000	02/01/28	238,625

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Automotive(f) – (continued)
Meritor, Inc. (BB-/B1)(e)
$196,000	6.250%	06/01/25	$ 204,330
Real Hero Merger Sub 2, Inc. (CCC/Caa2)(e)
55,000	6.250	02/01/29	54,931
Wheel Pros, Inc. (CCC/Caa2)(e)
160,000	6.500	05/15/29	153,600

			1,381,554

Banks(e)(f) – 0.4%
Freedom Mortgage Corp. (B/B2)
250,000	7.625	05/01/26	252,500
275,000	6.625	01/15/27	268,469

			520,969

Building Materials(e)(f) – 0.5%
CP Atlas Buyer, Inc. (CCC/Caa2)
265,000	7.000	12/01/28	263,012
Standard Industries, Inc. (BB/B1)
190,000	4.375	07/15/30	194,051
Standard Industries, Inc. (BB/B1)
191,000	5.000	02/15/27	196,600

			653,663

Chemicals(e)(f) – 1.9%
Ashland LLC (BB+/Ba1)
315,000	3.375	09/01/31	312,637
Axalta Coating Systems LLC (BB-/B1)
310,000	3.375	02/15/29	299,538
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)
183,000	4.750	06/15/27	191,006
Diamond BC BV (B/Caa1)
70,000	4.625	10/01/29	69,388
Element Solutions, Inc. (BB/B1)
294,000	3.875	09/01/28	296,205
Ingevity Corp. (NR/Ba3)
505,000	3.875	11/01/28	493,637
The Chemours Co. (BB-/B1)
315,000	5.750	11/15/28	327,994
450,000	4.625	11/15/29	446,625

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Chemicals(e)(f) – (continued)
WR Grace Holdings LLC (CCC+/B3)
$130,000	5.625%	08/15/29	$ 132,600

			2,569,630

Commercial Services(e)(f) – 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
95,000	6.000	06/01/29	92,150
APi Escrow Corp. (B/B1)
58,000	4.750	10/15/29	58,870
APi Group DE, Inc. (B/B1)
445,000	4.125	07/15/29	442,775
APX Group, Inc. (CCC/Caa1)
310,000	5.750	07/15/29	306,900
Metis Merger Sub LLC (CCC/Caa2)
79,000	6.500	05/15/29	76,630
MPH Acquisition Holdings LLC (B-/B3)
260,000	5.750	11/01/28	244,400
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
260,000	5.625	10/01/28	268,125
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (B/Ba3)
360,000	4.625	11/01/26	372,150
The Nielsen Co. Luxembourg S.a.r.l. (BB/B2)
297,000	5.000	02/01/25	301,084

			2,163,084

Computers(e)(f) – 0.7%
Austin BidCo, Inc. (CCC+/NR)
79,000	7.125	12/15/28	81,568
Booz Allen Hamilton, Inc. (BB-/Baa3)
453,000	3.875	09/01/28	460,927
87,000	4.000	07/01/29	90,045
Science Applications International Corp. (BB-/B1)
275,000	4.875	04/01/28	281,875

			914,415

Distribution & Wholesale(e)(f) – 0.7%
American Builders & Contractors Supply Co, Inc. (B+/B1)
310,000	3.875	11/15/29	308,450

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Distribution & Wholesale(e)(f) – (continued)
BCPE Empire Holdings, Inc. (CCC/Caa2)
$601,000	7.625%	05/01/27	$ 612,269

Diversified Financial Services(f) – 3.1%
Castlelake Aviation Finance DAC (B+/B2)(e)
245,000	5.000	04/15/27	241,019
Coinbase Global, Inc. (BB+/Ba1)(e)
582,000	3.375	10/01/28	544,170
Global Aircraft Leasing Co. Ltd. (NR/B1)(e)(g)(PIK 7.250%, Cash 6.500%)
201,877	6.500	09/15/24	194,559
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)(e)
200,000	5.000	08/15/28	204,909
LD Holdings Group LLC (B+/B2)(e)
205,000	6.500	11/01/25	200,900
210,000	6.125	04/01/28	196,875
Nationstar Mortgage Holdings, Inc. (B+/B2)(e)
240,000	5.500	08/15/28	245,340
87,000	5.125	12/15/30	85,913
Navient Corp. (B+/Ba3)
444,000	4.875	03/15/28	442,890
440,000	5.500	03/15/29	440,550
NFP Corp. (CCC+/Caa2)(e)
453,000	6.875	08/15/28	453,000
PennyMac Financial Services, Inc. (BB-/B1)(e)
388,000	5.750	09/15/31	390,910
United Wholesale Mortgage LLC (NR/Ba3)(e)
265,000	5.500	04/15/29	259,037
United Wholesale Mortgage LLC (NR/Ba3)(e)
250,000	5.500	11/15/25	255,938

			4,156,010

Electrical(e)(f) – 0.8%
Clearway Energy Operating LLC (BB/Ba2)
246,000	4.750	03/15/28	259,530
NRG Energy, Inc. (BB+/Ba2)
102,000	3.375	02/15/29	99,832
271,000	3.625	02/15/31	264,225

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Electrical(e)(f) – (continued)
Pike Corp. (CCC+/B3)
$510,000	5.500%	09/01/28	$ 511,275

			1,134,862

Electrical Components & Equipment(e)(f) – 0.5%
Energizer Holdings, Inc. (B/B2)
485,000	4.375	03/31/29	474,087
Wesco Distribution, Inc. (BB-/B1)
204,000	7.125	06/15/25	215,730

			689,817

Electronics(e)(f) – 0.1%
II-VI, Inc. (B+/B2)
175,000	5.000	12/15/29	179,375

Engineering & Construction(f) – 0.6%
AECOM (BB-/Ba3)
446,000	5.125	03/15/27	483,910
Global Infrastructure Solutions, Inc. (BB-/B1)(e)
335,000	5.625	06/01/29	343,375

			827,285

Entertainment(e)(f) – 0.4%
Boyne USA, Inc. (B/B1)
140,000	4.750	05/15/29	144,200
Caesars Entertainment, Inc. (CCC+/Caa1)
180,000	4.625	10/15/29	180,675
SeaWorld Parks & Entertainment, Inc. (B-/Caa1)
245,000	5.250	08/15/29	249,594

			574,469

Environmental(e)(f) – 0.4%
GFL Environmental, Inc. (B-/B3)
255,000	4.375	08/15/29	251,813
Stericycle, Inc. (BB-/NR)
284,000	3.875	01/15/29	279,740

			531,553

Food & Drug Retailing(e)(f) – 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)
403,000	3.500	03/15/29	403,504
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB/Ba3)
401,000	4.625	01/15/27	422,052

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Food & Drug Retailing(e)(f) – (continued)
Performance Food Group, Inc. (B+/B2)
$195,000	4.250%	08/01/29	$ 192,563
Post Holdings, Inc. (B+/B2)
113,000	5.500	12/15/29	118,650
United Natural Foods, Inc. (B-/B2)
284,000	6.750	10/15/28	303,880
US Foods, Inc. (B+/B3)
365,000	4.750	02/15/29	370,931
170,000	4.625	06/01/30	171,700

			1,983,280

Forest Products & Paper(e)(f) – 0.5%
Clearwater Paper Corp. (BB-/Ba3)
285,000	4.750	08/15/28	290,700
Glatfelter Corp. (BB/Ba2)
310,000	4.750	11/15/29	319,687

			610,387

Gaming(e)(f) – 0.3%
Boyd Gaming Corp. (B/Caa1)
125,000	8.625	06/01/25	133,594
275,000	4.750	06/15/31	281,187

			414,781

Healthcare Providers & Services(f) – 1.3%
Centene Corp. (BBB-/Ba1)
424,000	4.250	12/15/27	443,542
DaVita, Inc. (B+/Ba3)(e)
405,000	3.750	02/15/31	392,344
Encompass Health Corp. (B+/B1)
360,000	4.500	02/01/28	370,350
HCA, Inc. (BB-/Baa3)
399,000	3.500	09/01/30	419,947
Mozart Debt Merger Sub, Inc. (B-/Caa1)(e)
65,000	5.250	10/01/29	65,813
Surgery Center Holdings, Inc. (CCC/Caa2)(e)
86,000	6.750	07/01/25	86,860

			1,778,856

Home Builders(f) – 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. (B+/B1)(e)
175,000	4.625	04/01/30	173,687

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Home Builders(f) – (continued)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)(e)
$372,000	4.875%	02/15/30	$ 382,230
Century Communities, Inc. (BB-/Ba3)(e)
450,000	3.875	08/15/29	454,500
LGI Homes, Inc. (BB-/Ba2)(e)
220,000	4.000	07/15/29	219,175
Tri Pointe Homes, Inc. (BB-/Ba2)
308,000	5.250	06/01/27	330,715
68,000	5.700	06/15/28	74,970

			1,635,277

Household Products(e)(f) – 0.5%
Spectrum Brands, Inc. (B/B2)
637,000	3.875	03/15/31	629,037

Housewares(e)(f) – 0.2%
The Scotts Miracle-Gro Co. (B+/Ba3)
295,000	4.375	02/01/32	294,263

Insurance(e)(f) – 0.2%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
175,000	6.000	08/01/29	171,500
AssuredPartners, Inc. (CCC+/Caa2)
55,000	5.625	01/15/29	53,488

TOTAL INSURANCE			$ 224,988

Internet(e)(f) – 3.6%
Arches Buyer, Inc. (CCC+/Caa1)
$45,000	6.125%	12/01/28	$ 45,113
Endure Digital, Inc. (CCC+/Caa2)
201,000	6.000	02/15/29	186,930
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
499,000	3.500	03/01/29	494,010
GrubHub Holdings, Inc. (BB-/B3)
1,265,000	5.500	07/01/27	1,249,187
Match Group Holdings II LLC (BB/Ba3)
241,000	5.000	12/15/27	251,243
492,000	4.625	06/01/28	509,220
653,000	4.125	08/01/30	660,346
Netflix, Inc. (BBB/Ba1)
204,000	3.625	06/15/25	215,495

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Internet(e)(f) – (continued)
Uber Technologies, Inc. (B-/B3)
$625,000	7.500%	05/15/25	$ 658,594
270,000	6.250	01/15/28	288,900
290,000	4.500	08/15/29	295,800

			4,854,838

Iron/Steel(e)(f) – 0.2%
Cleveland-Cliffs, Inc. (NR/Ba3)
295,000	4.625	03/01/29	303,113

Leisure Time – 1.5%
Carnival Corp. (B/B2)(e)(f)
245,000	7.625	03/01/26	255,413
180,000	5.750	03/01/27	180,000
385,000	6.000	05/01/29	382,112
MajorDrive Holdings IV LLC (CCC+/Caa2)(e)(f)
183,000	6.375	06/01/29	176,366
NCL Corp. Ltd. (B-/Caa1)(e)(f)
135,000	3.625	12/15/24	128,250
NCL Corp., Ltd. (B-/Caa1)(e)(f)
33,000	5.875	03/15/26	32,835
NCL Finance Ltd. (B-/Caa1)(e)(f)
217,000	6.125	03/15/28	214,830
Royal Caribbean Cruises Ltd. (B/B2)
100,000	5.250	11/15/22	101,000
Royal Caribbean Cruises Ltd. (B/B2)(e)(f)
300,000	4.250	07/01/26	290,625
Royal Caribbean Cruises Ltd. (B/B2)(e)(f)
305,000	5.500	04/01/28	309,575

			2,071,006

Lodging(e)(f) – 0.5%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)
285,000	5.000	06/01/29	292,125
403,000	4.875	07/01/31	404,511

			696,636

Machinery-Diversified(e)(f) – 0.6%
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
450,000	7.750	04/15/26	456,750

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Machinery-Diversified(e)(f) – (continued)
TK Elevator Holdco GmbH (CCC+/Caa1)
$317,000	7.625%		07/15/28	$ 338,397

TOTAL MACHINERY-DIVERSIFIED				$ 795,147

Media – 6.3%
Cable One, Inc. (BB-/B2)(e)(f)
$533,000	4.000%		11/15/30	$ 524,339
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(e)(f)
1,330,000	4.750		03/01/30	1,386,525
425,000	4.250		02/01/31	429,250
655,000	4.250		01/15/34	643,537
CSC Holdings LLC (B+/B3)(e)(f)
544,000	5.750		01/15/30	541,960
682,000	4.625		12/01/30	645,342
DISH DBS Corp. (B-/B3)
260,000	7.375	(f)	07/01/28	263,900
315,000	5.125		06/01/29	286,650
GCI LLC (B/B3)(e)(f)
387,000	4.750		10/15/28	396,675
Gray Television, Inc. (B/B3)(e)(f)
312,000	4.750		10/15/30	310,440
Nexstar Media, Inc. (B+/B2)(e)(f)
189,000	4.750		11/01/28	192,544
Sinclair Television Group, Inc. (CCC+/B2)(e)(f)
300,000	5.875		03/15/26	304,500
Sirius XM Radio, Inc. (BB/Ba3)(e)(f)
115,000	3.125		09/01/26	114,713
180,000	4.000		07/15/28	180,900
238,000	5.500		07/01/29	256,445
416,000	4.125		07/01/30	417,040
315,000	3.875		09/01/31	308,306
TEGNA, Inc. (BB/Ba3)(f)
79,000	4.750	(e)	03/15/26	82,358
1,030,000	5.000		09/15/29	1,055,750
Ziggo Bond Co. B.V. (B-/B3)(e)(f)
200,000	5.125		02/28/30	201,500

				8,542,674

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Mining(e)(f) – 0.3%
Alcoa Nederland Holding B.V. (BB+/Ba1)
$350,000	5.500%	12/15/27	$ 374,063

Miscellaneous Manufacturing(f) – 0.2%
Hillenbrand, Inc. (BB+/Ba1)
331,000	3.750	03/01/31	331,000

Oil Field Services(f) – 4.7%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)(e)
502,000	6.250	04/01/28	523,335
California Resources Corp. (BB-/B2)(e)
325,000	7.125	02/01/26	338,000
CNX Resources Corp. (BB-/B1)(e)
417,000	7.250	03/14/27	440,977
170,000	6.000	01/15/29	176,800
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(e)
821,000	5.625	10/15/25	841,525
180,000	5.000	05/01/29	186,750
EQT Corp. (BB+/Ba1)(e)
250,000	3.625	05/15/31	259,688
MEG Energy Corp. (BB-/B3)(e)
155,000	5.875	02/01/29	160,813
Nabors Industries, Inc. (B-/B3)(e)
295,000	7.375	05/15/27	303,850
Nabors Industries, Ltd. (CCC-/Caa1)(e)
687,000	7.500	01/15/28	625,170
Occidental Petroleum Corp. (BB/Ba2)
375,000	6.625	09/01/30	464,062
Southwestern Energy Co. (BB+/NR)
290,000	5.375	02/01/29	307,400
Southwestern Energy Co. (BB+/Ba3)
290,000	5.375	03/15/30	310,300
145,000	4.750	02/01/32	152,613
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(e)
390,000	4.500	04/30/30	397,800
TechnipFMC PLC (BB+/Ba1)(e)
297,000	6.500	02/01/26	316,676
Transocean, Inc. (CCC+/Caa3)(e)
575,000	11.500	01/30/27	563,500

			6,369,259

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Packaging – 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)(e)(f)
$1,329,000	5.250%	08/15/27	$ 1,342,290
Pactiv LLC (B-/Caa1)
167,000	8.375	04/15/27	185,370
Trident TPI Holdings, Inc. (CCC+/Caa2)(e)(f)
526,000	9.250	08/01/24	549,670

			2,077,330

Pharmaceuticals(e)(f) – 0.9%
AdaptHealth LLC (B/B1)
165,000	6.125	08/01/28	174,487
75,000	4.625	08/01/29	74,813
100,000	5.125	03/01/30	100,625
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)
316,000	4.875	06/01/29	307,310
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
200,000	5.125	04/30/31	208,500
Prestige Brands, Inc. (BB-/B2)
191,000	5.125	01/15/28	198,879
215,000	3.750	04/01/31	208,012

			1,272,626

Pipelines(f) – 2.5%
Cheniere Energy Partners LP (BB/Ba2)
669,000	4.500	10/01/29	714,157
DT Midstream, Inc. (BB+/Ba2)(e)
445,000	4.375	06/15/31	463,912
Global Partners LP/GLP Finance Corp. (B+/B2)
245,000	6.875	01/15/29	254,800
Hess Midstream Operations LP (BB+/Ba3)(e)
155,000	4.250	02/15/30	154,613
Howard Midstream Energy Partners LLC (B/B3)(e)
155,000	6.750	01/15/27	157,713
NuStar Logistics LP (BB-/Ba3)
240,000	5.750	10/01/25	256,800
375,000	6.000	06/01/26	407,812
Rattler Midstream LP (BBB-/Ba3)(e)
57,000	5.625	07/15/25	59,309

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Pipelines(f) – (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(e)
$220,000	6.000%		12/31/30	$ 220,000
445,000	6.000		09/01/31	440,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB+/Ba1)
295,000	4.875		02/01/31	319,706

				3,449,372

Real Estate(e)(f) – 0.3%
The Howard Hughes Corp. (BB-/Ba3)
229,000	4.125		02/01/29	231,863
229,000	4.375		02/01/31	231,576

				463,439

Real Estate Investment Trust(f) – 0.5%
Iron Mountain Information Management Services, Inc. (BB-/Ba3)(e)
240,000	5.000		07/15/32	245,700
MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc. (BB-/B1)(e)
189,000	4.625		06/15/25	201,285
SBA Communications Corp. (BB-/B1)(e)
174,000	3.125		02/01/29	167,040
Service Properties Trust (BB/Ba1)
73,000	7.500		09/15/25	78,809

				692,834

Retailing(f) – 3.8%
Arko Corp. (B-/B3)(e)
425,000	5.125		11/15/29	408,531
Asbury Automotive Group, Inc. (BB/B1)
185,000	4.500		03/01/28	188,238
79,000	4.625	(e)	11/15/29	80,383
230,000	4.750		03/01/30	234,600
43,000	5.000	(e)	02/15/32	44,290
Beacon Roofing Supply, Inc. (B-/B2)(e)
290,000	4.125		05/15/29	289,275
Carvana Co. (CCC+/Caa2)(e)
100,000	5.500		04/15/27	98,750
290,000	5.875		10/01/28	290,000
480,000	4.875		09/01/29	457,200

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Retailing(f) – (continued)
Group 1 Automotive, Inc. (BB+/Ba2)(e)
$294,000	4.000%	08/15/28	$ 293,265
Ken Garff Automotive LLC (BB-/B1)(e)
305,000	4.875	09/15/28	305,381
LCM Investments Holdings II LLC (BB-/B2)(e)
455,000	4.875	05/01/29	465,237
Lithia Motors, Inc. (BB+/Ba2)(e)
175,000	3.875	06/01/29	179,375
345,000	4.375	01/15/31	368,719
Murphy Oil USA, Inc. (BB+/Ba2)(e)
60,000	3.750	02/15/31	59,325
Penske Automotive Group, Inc. (BB-/Ba3)
234,000	3.750	06/15/29	232,245
Sonic Automotive, Inc. (BB-/B1)(e)
353,000	4.625	11/15/29	354,765
118,000	4.875	11/15/31	118,590
SRS Distribution, Inc. (CCC/Caa2)(e)
115,000	6.125	07/01/29	116,006
The Gap, Inc. (BB/Ba3)(e)
115,000	3.625	10/01/29	113,850
115,000	3.875	10/01/31	113,419
Yum! Brands, Inc. (BB-/Ba3)
349,000	3.625	03/15/31	347,255

			5,158,699

Semiconductors(e)(f) – 0.2%
Qorvo, Inc. (BBB-/Ba1)
210,000	3.375	04/01/31	213,675

Software(e)(f) – 1.4%
Castle US Holding Corp. (CCC/Caa2)
64,000	9.500	02/15/28	66,880
Clarivate Science Holdings Corp. (CCC+/Caa1)
256,000	4.875	07/01/29	258,560
Fair Isaac Corp. (BB+/Ba2)
343,000	4.000	06/15/28	351,575
Open Text Corp. (BB/Ba2)
255,000	3.875	02/15/28	259,781
325,000	3.875	12/01/29	329,063
Playtika Holding Corp. (B/B2)
243,000	4.250	03/15/29	237,836

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Software(e)(f) – (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B/B3)
$383,000	3.875%	02/01/29	$ 377,734

			1,881,429

Telecommunication Services(e)(f) – 1.1%
Level 3 Financing, Inc. (BB/Ba3)
375,000	4.250	07/01/28	372,187
246,000	3.750	07/15/29	235,545
ViaSat, Inc. (B/Caa1)
824,000	5.625	09/15/25	828,120

			1,435,852

Transportation(e)(f) – 0.3%
Cargo Aircraft Management, Inc. (BB/Ba3)
342,000	4.750	02/01/28	348,413

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $68,364,818 )			$ 69,527,300

Shares	Description		Value

Common Stocks(h) – 0.5%
Energy Equipment & Services – 0.4%
23,758	Noble Corp.		$ 589,436

TOTAL ENERGY EQUIPMENT & SERVICES			$ 589,436

Oil, Gas & Consumable Fuels – 0.1%
1,141,924	Prairie Provident Resources, Inc.		$ 108,328

TOTAL COMMON STOCKS (Cost $3,229,471 )			$ 697,764

Shares	Dividend Rate		Value

Investment Company(i) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,323,380	0.026%		$ 4,323,380
(Cost $4,323,380)

TOTAL INVESTMENTS – 97.8% (Cost $133,811,006)			$132,626,835

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			3,020,610

NET ASSETS – 100.0%			$135,647,445

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
CP	— Commercial Paper
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Pro Mach Group, Inc. (NR/NR)08/31/2028, due 08/31/28	$25,140	$ 25,203	$63

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley & Co.	USD	138,955	EUR	123,199	02/10/22	$(1,420)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund	Payments Received by Fund)(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.250%	3M SOFR	03/16/29	$3,190	$969	$(23,829)	$24,798

(a)	Payments made annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/ Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)		Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 37	(5.000)%	2.944%	Credit Suisse International (London)	12/20/26	$27,000	$(2,508,750)	$(2,472,219)	$(36,531)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviation:
CDX.NA.HY Index 36	— CDXNorth America High Yield Index 36

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – 3.1%
Aerospace & Defense – 0.3%
ADS Tactical, Inc. (3M LIBOR + 5.750%)
$2,280,385	6.750%	03/19/26	$ 2,256,167

Building & Construction Material – 0.2%
KKR Apple Bidco, LLC (1M LIBOR + 3.000%)
1,500,000	3.500	09/23/28	1,493,745

Building Materials – 0.2%
CPG International, Inc. (3M LIBOR + 2.500%)
1,580,669	3.250	05/05/24	1,579,294

Chemicals – 0.4%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,281,500	3.360	05/15/24	2,277,690
Starfruit Finco B.V. (1M LIBOR + 3.000%)
1,307,705	3.102	10/01/25	1,301,990

			3,579,680

Consumer Cyclical Services – 0.4%
Asurion LLC (1M LIBOR + 3.250%)
2,654,415	3.354	12/23/26	2,634,507
The Hertz Corp. (1M LIBOR + 3.250%)
1,047,783	3.750	06/30/28	1,047,783
(1M LIBOR + 3.250%)
198,220	3.750	06/30/28	198,220

			3,880,510

Food & Drug Retailing – 0.1%
B&G Foods, Inc. (1M LIBOR + 2.500%)
454,208	2.604	10/10/26	453,186

Healthcare Providers & Services – 0.1%
Sotera Health Holdings, LLC (3M LIBOR + 2.750%)
850,000	3.250	12/11/26	846,014

Media - Cable – 0.2%
CSC Holdings LLC (3M LIBOR + 2.250%)
1,944,020	2.360	07/17/25	1,912,430

Media - Non Cable – 0.3%
Getty Images, Inc. (1M LIBOR + 4.500%)
911,452	4.625	02/19/26	911,644

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – (continued)
Media - Non Cable – (continued)
iHeartCommunications, Inc. (1M LIBOR + 3.000%)
$1,300,000	3.104%	05/01/26	$ 1,290,484
Terrier Media Buyer, Inc. (1M LIBOR + 3.500%)
490,050	3.604	12/17/26	487,477

			2,689,605

Restaurants – 0.1%
IRB Holding Corp. (6M LIBOR + 2.750%)
1,339,562	3.750	02/05/25	1,336,360

Technology - Software/Services – 0.8%
Camelot U.S. Acquisition 1 Co. (1M LIBOR + 3.000%)
2,853,165	3.104	10/30/26	2,831,167
Grab Holdings, Inc. (1M LIBOR + 4.500%)
794,000	5.500	01/29/26	794,992
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
904,188	3.854	05/04/26	900,797
Travelport Finance (Luxembourg) S.a.r.l. (PIK 7.250%)
1,965,612	7.250	02/28/25	2,017,661

			6,544,617

TOTAL BANK LOANS (Cost $26,485,056)			$26,571,608

Corporate Obligations – 22.8%
Advertising(c)(d) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$665,000	5.000%	08/15/27	$ 678,300
Terrier Media Buyer, Inc.
800,000	8.875	12/15/27	864,000

			1,542,300

Aerospace & Defense(c) – 0.2%
TransDigm, Inc.
1,250,000	5.500	11/15/27	1,284,375
Triumph Group, Inc.
450,000	7.750	08/15/25	446,063

			1,730,438

Automotive(c) – 0.1%
Dana, Inc.
515,000	5.375	11/15/27	538,819

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 1.3%
ABN AMRO Bank NV(b)(c) (-1x 5 Year EUR Swap + 4.674%)
EUR	800,000	4.375%		12/31/99	$ 975,885
AIB Group PLC(b)(c)(-1x 5 Year EUR Swap + 6.629%)
	725,000	6.250		12/31/99	913,492
Banco do Brasil SA(b)(c) (10 Year CMT + 4.398%)
	$1,550,000	6.250		10/29/49	1,538,666
Banco Mercantil del Norte SA/Grand Cayman (b)(c)(d) (5 year CMT + 4.643%)
	640,000	5.875		12/31/99	635,600
Banco Santander SA(b)(c) (-1x 5 Year EUR Swap + 4.534%)
EUR	800,000	4.375		12/31/99	937,222
CaixaBank SA(b)(c) (-1X 5 Year EUR Swap + 6.346%)
	600,000	5.875		12/31/99	778,160
Commerzbank AG(b)(c) (-1x 5 Year EUR Swap + 6.363%)
	600,000	6.125		03/31/99	742,878
Credit Suisse Group AG(b)(c)(d) (5 Year CMT + 4.889%)
	$1,625,000	5.250		12/31/99	1,662,375
QNB Finance Ltd.
	230,000	3.500		03/28/24	240,609
Societe Generale SA(b)(c) (5 Year USD Swap + 3.929%)
	450,000	6.750		12/31/99	493,875
Turkiye Vakiflar Bankasi TAO
	200,000	8.125		03/28/24	199,912
	270,000	5.250	(d)	02/05/25	248,282
	530,000	6.500	(d)	01/08/26	495,550
Virgin Money UK PLC(b)(c) 5 year UK Government Bond + 8.307%)
GBP	575,000	9.250		12/31/99	865,685

					10,728,191

Building Materials(c) – 0.3%
Cemex SAB de CV(d)
	$200,000	7.375		06/05/27	220,225
	350,000	5.200		09/17/30	375,222
Griffon Corp.
	527,000	5.750		03/01/28	546,762
Summit Materials LLC/Summit Materials Finance Corp.(d)
	520,000	6.500		03/15/27	539,500
	738,000	5.250		01/15/29	769,365

					2,451,074

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – 0.7%
Ingevity Corp.(c)(d)
$1,025,000	3.875%	11/01/28	$ 1,001,937
OCP SA(c)(d)
200,000	3.750	06/23/31	194,438
430,000	5.125	06/23/51	406,565
Sasol Financing International Ltd.
4,008,000	4.500	11/14/22	4,053,290

			5,656,230

Commercial Services – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(d)
1,500,000	6.625	07/15/26	1,573,125
1,345,000	9.750	07/15/27	1,435,787
DP World Crescent Ltd.
200,000	4.848	09/26/28	223,938
200,000	3.875	07/18/29	212,938
DP World Ltd.
200,000	5.625	09/25/48	245,250
Herc Holdings, Inc.(c)(d)
2,330,000	5.500	07/15/27	2,423,200
The Nielsen Co. Luxembourg S.a.r.l.(c)(d)
1,485,000	5.000	02/01/25	1,505,419
United Rentals North America, Inc.(c)
1,070,000	3.875	02/15/31	1,086,050
Verscend Escrow Corp.(c)(d)
970,000	9.750	08/15/26	1,024,562

			9,730,269

Computers(c) – 1.1%
Booz Allen Hamilton, Inc.(d)
1,355,000	3.875	09/01/28	1,378,712
Dell International LLC/EMC Corp.
5,625,000	6.020	06/15/26	6,517,969
KBR, Inc.(d)
1,257,000	4.750	09/30/28	1,282,140

			9,178,821

Distribution & Wholesale(c)(d) – 0.2%
Univar Solutions USA, Inc.
550,000	5.125	12/01/27	573,375

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(c)(d) – (continued)
Wolverine Escrow LLC
$455,000	8.500%		11/15/24	$ 427,700
455,000	9.000		11/15/26	429,975

				1,431,050

Diversified Financial Services – 1.0%
AerCap Holdings NV(b)(c) (5 Year CMT + 4.535%)
985,000	5.875		10/10/79	1,017,732
Global Aircraft Leasing Co. Ltd.(c)(d)(e) (PIK 7.250%, Cash 6.500%)
3,409,358	6.500		09/15/24	3,285,769
Navient Corp.
400,000	6.750		06/25/25	438,000
2,680,000	5.625		08/01/33	2,549,350
OneMain Finance Corp.(c)
228,000	5.375		11/15/29	245,670
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(c)(d)
1,324,000	3.875		03/01/31	1,348,031

				8,884,552

Electrical(c)(d) – 0.3%
Calpine Corp.
235,000	4.500		02/15/28	243,812
1,915,000	4.625		02/01/29	1,888,669
Greenko Power II Ltd.
200,000	4.300		12/13/28	203,500

				2,335,981

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch B.V.
197,000	3.850		03/29/26	198,970

Engineering & Construction(c) – 0.3%
Mexico City Airport Trust
200,000	4.250		10/31/26	212,037
320,000	4.250	(d)	10/31/26	339,260
310,000	3.875	(d)	04/30/28	320,811
200,000	5.500	(d)	10/31/46	199,663
1,215,000	5.500		07/31/47	1,212,950
270,000	5.500	(d)	07/31/47	269,544

				2,554,265

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c)(d) – 0.4%
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op
$703,000	5.500%	05/01/25	$ 727,605
Live Nation Entertainment, Inc.
1,400,000	6.500	05/15/27	1,529,500
Motion Bondco DAC
1,010,000	6.625	11/15/27	1,022,625

			3,279,730

Environmental(c)(d) – 0.3%
Waste Pro USA, Inc.
2,825,000	5.500	02/15/26	2,825,000

Food & Drug Retailing(c) – 0.8%
B&G Foods, Inc.
2,005,000	5.250	04/01/25	2,047,606
475,000	5.250	09/15/27	491,031
BRF SA
362,000	4.875	01/24/30	365,688
Lamb Weston Holdings, Inc.(d)
1,195,000	4.875	05/15/28	1,292,094
Performance Food Group, Inc.(d)
358,000	6.875	05/01/25	375,005
1,900,000	5.500	10/15/27	1,983,125

			6,554,549

Forest Products & Paper(c) – 0.1%
Mercer International, Inc.
1,040,000	5.500	01/15/26	1,055,600

Gaming(c)(d) – 0.3%
Station Casinos LLC
2,153,000	4.500	02/15/28	2,163,765

Healthcare Providers & Services(c) – 0.9%
Centene Corp.
850,000	3.375	02/15/30	868,190
DaVita, Inc.(d)
2,425,000	3.750	02/15/31	2,349,219
Encompass Health Corp.
1,100,000	4.500	02/01/28	1,131,625

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(c) – (continued)
Envision Healthcare Corp.(d)
$1,175,000	8.750%	10/15/26	$ 669,750
Select Medical Corp.(d)
1,200,000	6.250	08/15/26	1,266,000
Tenet Healthcare Corp.(d)
1,568,000	6.125	10/01/28	1,650,320

			7,935,104

Insurance(c)(d) – 0.7%
Acrisure LLC/Acrisure Finance, Inc.
2,555,000	7.000	11/15/25	2,561,387
GTCR AP Finance, Inc.
1,375,000	8.000	05/15/27	1,419,688
USI, Inc.
2,250,000	6.875	05/01/25	2,269,687

			6,250,762

Internet – 1.3%
GrubHub Holdings, Inc.(c)(d)
2,530,000	5.500	07/01/27	2,498,375
Match Group Holdings II LLC(c)(d)
2,597,000	4.625	06/01/28	2,687,895
Netflix, Inc.
2,820,000	5.500	02/15/22	2,833,762
Prosus NV(c)(d)
850,000	3.680	01/21/30	874,597
600,000	4.027	08/03/50	571,312
Tencent Holdings Ltd.(c)
200,000	3.595	01/19/28	212,874
Twitter, Inc.(c)(d)
920,000	3.875	12/15/27	956,800
Uber Technologies, Inc.(c)(d)
430,000	8.000	11/01/26	457,950

			11,093,565

Investment Companies – 0.2%
Huarong Finance 2017 Co. Ltd.
250,000	4.250	11/07/27	252,500
Huarong Finance II Co. Ltd.
200,000	4.625	06/03/26	206,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies – (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
$1,475,000	4.750%		09/15/24	$ 1,530,313

				1,988,813

Lodging(c) – 0.4%
Hilton Domestic Operating Co., Inc.
110,000	5.375	(d)	05/01/25	113,850
2,897,000	4.875		01/15/30	3,096,169

				3,210,019

Machinery - Construction & Mining(c)(d) – 0.1%
The Manitowoc Co., Inc.
565,000	9.000		04/01/26	597,488

Machinery-Diversified(c)(d) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
1,120,000	7.750		04/15/26	1,136,800

Media – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(c)(d)
2,395,000	4.250		02/01/31	2,418,950
Cumulus Media New Holdings, Inc.(c)(d)
1,278,000	6.750		07/01/26	1,325,925
Diamond Sports Group LLC/Diamond Sports Finance Co.(c)(d)
435,000	5.375		08/15/26	217,500
1,170,000	6.625		08/15/27	330,525
DISH DBS Corp.
1,540,000	5.875		07/15/22	1,566,950
470,000	5.875		11/15/24	482,337
450,000	7.750		07/01/26	474,750
1,140,000	7.375	(c)	07/01/28	1,157,100
iHeartCommunications, Inc.(c)
430,000	8.375		05/01/27	453,650
Nexstar Media, Inc.(c)(d)
1,350,000	5.625		07/15/27	1,417,500
Scripps Escrow II, Inc.(c)(d)
600,000	5.375		01/15/31	612,000
Scripps Escrow, Inc.(c)(d)
1,555,000	5.875		07/15/27	1,626,919
UPC Holding B.V.(c)(d)
465,000	5.500		01/15/28	482,437

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Virgin Media Secured Finance PLC(c)(d)
$2,575,000	5.500%		05/15/29	$ 2,706,969

				15,273,512

Mining – 0.5%
Alcoa Nederland Holding B.V.(c)(d)
1,120,000	5.500		12/15/27	1,197,000
Constellium SE(c)(d)
485,000	5.625		06/15/28	506,825
First Quantum Minerals Ltd.(c)(d)
1,311,000	7.250		04/01/23	1,326,158
Novelis Corp.(c)(d)
950,000	4.750		01/30/30	998,688
Vedanta Resources Ltd.
310,000	7.125		05/31/23	299,305
300,000	6.125	(c)	08/09/24	261,525

				4,589,501

Multi-National(c)(d) – 0.2%
The African Export-Import Bank
550,000	2.634		05/17/26	551,639
850,000	3.798		05/17/31	867,544

				1,419,183

Oil Field Services – 2.5%
Apache Corp.(c)
555,000	4.625		11/15/25	593,850
EQT Corp.(c)(d)
1,440,000	3.625		05/15/31	1,495,800
Gazprom PJSC Via Gaz Capital SA(d)
4,280,000	5.150		02/11/26	4,583,452
Gazprom PJSC Via Gaz Finance PLC(d)
240,000	3.250		02/25/30	231,345
KazMunayGas National Co. JSC
990,000	5.375		04/24/30	1,154,154
Lukoil Securities B.V.
1,290,000	3.875	(d)	05/06/30	1,317,787
680,000	3.875		05/06/30	697,136
Occidental Petroleum Corp.(c)
1,410,000	8.000		07/15/25	1,639,125
1,100,000	6.625		09/01/30	1,361,250

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos de Venezuela SA(f)
	$137,050,000	6.000%		10/28/22	$ 4,454,125
Qatar Energy(c)(d)
	900,000	3.125		07/12/41	907,875
	900,000	3.300		07/12/51	924,750
Transocean, Inc.(c)(d)
	905,000	11.500		01/30/27	886,900
USA Compression Partners LP/USA Compression Finance Corp.(c)
	545,000	6.875		04/01/26	566,800

					20,814,349

Packaging(c) – 1.0%
ARD Finance SA(e)
(PIK 5.750%, Cash 5.000%)
EUR	575,000	5.000		06/30/27	671,154
(PIK 7.250%, Cash 6.500%)
	$2,400,000	6.500	(d)	06/30/27	2,466,000
Berry Global, Inc.(d)
	889,000	4.500		02/15/26	900,112
Flex Acquisition Co., Inc.(d)
	1,095,000	6.875		01/15/25	1,095,000
	480,000	7.875		07/15/26	498,600
LABL, Inc.(d)
	450,000	6.750		07/15/26	462,375
	465,000	10.500		07/15/27	487,669
Sealed Air Corp.(d)
	500,000	4.000		12/01/27	521,250
Trivium Packaging Finance B.V.(d)
	875,000	5.500		08/15/26	913,281
	645,000	8.500		08/15/27	679,669

					8,695,110

Pharmaceuticals(c)(d) – 0.1%
Bausch Health Cos., Inc.
	565,000	5.250		01/30/30	497,200
Par Pharmaceutical, Inc.
	480,000	7.500		04/01/27	489,600

					986,800

Pipelines – 1.0%
Buckeye Partners LP(c)
	1,145,000	4.350		10/15/24	1,193,663
	1,962,000	3.950		12/01/26	1,993,882

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Cheniere Energy Partners LP(c)
$2,000,000	4.500%		10/01/29	$ 2,135,000
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(d)	03/31/36	234,225
1,960,000	2.940		09/30/40	1,950,200
430,000	3.250	(d)	09/30/40	434,300
Global Partners LP/GLP Finance Corp.(c)
445,000	7.000		08/01/27	460,575

				8,401,845

Real Estate(c) – 0.0%
Sunac China Holdings Ltd.
200,000	7.000		07/09/25	125,938
Zhenro Properties Group Ltd.
200,000	6.700		08/04/26	127,937

				253,875

Real Estate Investment Trust(c) – 0.4%
MPT Operating Partnership LP/MPT Finance Corp.
2,270,000	4.625		08/01/29	2,393,057
VICI Properties LP/VICI Note Co., Inc.(d)
718,000	3.500		02/15/25	730,565

				3,123,622

Retailing(c) – 0.7%
CK Hutchison International 20 Ltd.(d)
200,000	2.500		05/08/30	202,320
CK Hutchison International 21 Ltd.(d)
230,000	2.500		04/15/31	232,185
eG Global Finance PLC(d)
1,413,000	6.750		02/07/25	1,423,598
1,000,000	8.500		10/30/25	1,037,500
Group 1 Automotive, Inc.(d)
631,000	4.000		08/15/28	629,423
LCM Investments Holdings II LLC(d)
810,000	4.875		05/01/29	828,225
Penske Automotive Group, Inc.
1,750,000	3.500		09/01/25	1,791,562
Yum! Brands, Inc.(d)
72,000	7.750		04/01/25	75,780

				6,220,593

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(c)(d) – 0.0%
TSMC Global Ltd.
$310,000	2.250%		04/23/31	$ 307,148

Software(c)(d) – 0.4%
Castle US Holding Corp.
1,085,000	9.500		02/15/28	1,133,825
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
1,932,000	5.750		03/01/25	1,941,660

				3,075,485

Telecommunication Services – 1.5%
Altice France Holding SA(c)(d)
1,865,000	10.500		05/15/27	2,004,875
Altice France SA(c)(d)
460,000	5.500		01/15/28	455,400
Digicel International Finance Ltd/Digicel international Holdings Ltd(c)(d)
1,089,262	8.750		05/25/24	1,121,463
434,839	8.000		12/31/26	423,832
(PIK 7.000%, Cash 6.000%)
618,591	13.000	(e)	12/31/25	634,752
Intelsat Jackson Holdings SA(c)(d)(f)
2,900,000	8.000		02/15/24	2,939,875
Lumen Technologies, Inc.
1,680,000	5.800		03/15/22	1,692,600
465,000	5.125	(c)(d)	12/15/26	484,181
SoftBank Group Corp.(c)
300,000	5.125		09/19/27	301,500
Sprint Capital Corp.
1,610,000	8.750		03/15/32	2,423,050

				12,481,528

Toys/Games/Hobbies(c)(d) – 0.2%
Mattel, Inc.
1,310,000	5.875		12/15/27	1,406,613

TOTAL CORPORATE OBLIGATIONS (Cost $230,352,776)				$192,101,319

Mortgage-Backed Obligations – 20.6%
Collateralized Mortgage Obligations – 10.1%
Interest Only(g) – 2.6%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$1,258,127	5.890%		05/15/41	$ 187,390
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
5,180,833	5.990		05/15/45	919,313
FHLMC REMIC Series 4989, Class EI
1,234,106	4.000		07/25/50	191,097
FHLMC REMIC Series 4991, Class IE
8,971,792	5.000		07/25/50	1,254,910

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FHLMC REMIC Series 5009, Class DI
$5,254,748	2.000%	09/25/50	$ 520,185
FHLMC REMIC Series 5012, Class DI
2,468,591	4.000	09/25/50	379,704
FHLMC REMIC Series 5020, Class IH
775,516	3.000	08/25/50	94,152
FNMA REMIC Series 2011-100, Class S(b) (-1x1M USD LIBOR + 6.450%)
3,251,874	6.348	10/25/41	498,480
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
3,243,154	6.568	07/25/42	480,446
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
1,309,899	6.048	01/25/48	219,833
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
1,519,462	6.048	11/25/47	256,768
FNMA REMIC Series 2020-60, Class NI
2,292,591	4.000	09/25/50	351,867
GNMA REMIC Series 2010-35, Class DS(b) (-1x 1M USD LIBOR + 5.680%)
3,768,723	5.576	03/20/40	594,900
GNMA REMIC Series 2013-103, Class DS(b) (-1x 1M USD LIBOR + 6.150%)
4,763,574	6.046	07/20/43	810,344
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M USD LIBOR + 6.150%)
6,014,196	6.046	04/20/43	741,933
GNMA REMIC Series 2013-152, Class TS(b) (-1x 1M USD LIBOR + 6.100%)
116,433	5.996	06/20/43	20,207
GNMA REMIC Series 2014-11, Class NI
2,246,997	4.500	12/16/42	114,647
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
6,373,604	5.996	10/20/43	630,566
GNMA REMIC Series 2014-180, Class PI
3,838,795	4.000	08/20/44	465,366
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
4,768,572	6.096	08/20/45	788,250
GNMA REMIC Series 2015-126, Class LS(b) (-1x1M USD LIBOR + 6.200%)
3,074,429	6.096	09/20/45	508,206

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2015-129, Class IC
$1,358,096	4.500%	09/16/45	$ 215,942
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M USD LIBOR + 5.700%)
1,725,570	5.596	09/20/45	268,660
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M USD LIBOR + 5.700%)
2,259,803	5.596	09/20/45	320,874
GNMA REMIC Series 2015-144, Class QS(b) (-1x 1M USD LIBOR + 5.700%)
5,746,666	5.596	10/20/45	905,559
GNMA REMIC Series 2015-168, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
9,649,148	6.096	11/20/45	1,662,077
GNMA REMIC Series 2016-6, Class S(b) (-1x1M USD LIBOR + 5.650%)
7,120,339	5.546	01/20/46	1,078,931
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
1,418,913	5.556	07/20/47	194,066
GNMA REMIC Series 2018-122, Class HS(b) (-1x 1M USD LIBOR + 6.200%)
1,031,964	6.096	09/20/48	165,082
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
2,040,310	6.096	09/20/48	322,844
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
1,487,909	6.046	10/20/48	190,168
GNMA REMIC Series 2018-147, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
1,316,223	6.096	10/20/48	194,685
GNMA REMIC Series 2018-67, Class PS(b) (-1x 1M USD LIBOR + 6.200%)
2,533,239	6.096	05/20/48	345,446
GNMA REMIC Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
1,575,635	5.596	01/20/48	232,060
GNMA REMIC Series 2018-79, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
625,078	6.096	06/20/48	89,023
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
1,638,143	5.946	01/20/49	210,708
GNMA REMIC Series 2019-151, Class NI
3,716,352	3.500	10/20/49	351,398

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2019-6, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
$570,667	5.946%	01/20/49	$ 80,519
GNMA REMIC Series 2019-69, Class S(b) (-1x 1M USD LIBOR + 3.270%)
1,420,763	3.166	06/20/49	80,517
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
1,039,184	5.996	06/20/49	131,071
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
1,246,972	5.996	08/20/49	170,623
GNMA REMIC Series 2020-146, Class IM
1,573,092	2.500	10/20/50	172,296
GNMA REMIC Series 2020-146, Class KI
11,054,906	2.500	10/20/50	1,002,823
GNMA REMIC Series 2020-173, Class AI
2,183,428	2.500	11/20/50	112,506
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
4,121,808	5.946	02/20/50	641,434
GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
6,429,935	6.336	07/20/43	1,115,387
GNMA REMIC Series 2020-7, Class GI
194,061	4.000	01/20/50	21,446
GNMA REMIC Series 2020-78, Class DI
5,045,751	4.000	06/20/50	592,549
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
7,045,848	6.046	06/20/50	1,033,932
GNMA REMIC Series 2020-79, Class AI
655,875	4.000	06/20/50	79,516

			22,010,706

Regular Floater(b) – 0.4%
FHLMC REMIC Series 3231, Class FB(1M USD LIBOR + 0.350%)
202,188	0.460	10/15/36	203,593
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
120,055	0.510	12/15/36	120,831
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
190,808	0.710	09/15/37	194,013
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
93,499	0.960	06/15/39	95,321

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
$304,997	0.480%	03/15/41	$ 307,265
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
390,327	0.502	06/25/36	393,271
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
453,686	0.502	08/25/36	457,483
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
480,454	0.502	08/25/36	484,772
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
523,040	0.452	04/25/37	525,974
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
160,788	0.552	08/25/37	162,425
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
53,491	1.202	10/25/39	54,704

			2,999,652

Sequential Fixed Rate – 0.4%
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
270,901	5.500	02/25/36	259,185
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
409,738	6.000	06/25/36	391,994
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
774,339	6.500	07/25/36	726,069
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
700,716	6.000	08/25/36	620,651
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
2,009,251	6.000	10/25/37	1,469,305

			3,467,204

Sequential Floating Rate(b) – 6.7%
Alternative Loan Trust 2007-16CB Series 07-16CB, Class 1A2 (1M USD LIBOR + 0.400%)
324,516	0.502	08/25/37	244,263
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.380%)
6,132,947	0.484	10/20/36	5,340,552
Banc of America Funding Trust Series 2007-2, Class 2A1
25,276	3.929	03/25/37	25,649
Bellemeade Re Ltd. Series 2021-2A, Class M1B(d) (SOFR30A + 1.500%)
475,000	1.550	06/25/31	475,006
Connecticut Avenue Securities Trust Series 2021-R03, Class 1B1(d) (SOFR30A + 2.750%)
481,000	2.800	12/25/41	481,453

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2(d) (SOFR30A + 5.500%)
$270,000	5.550%	12/25/41	$ 270,475
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(d) (1M USD LIBOR + 2.300%)
757,624	2.403	08/25/31	760,833
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(d) (1M USD LIBOR + 2.150%)
66,337	2.253	09/25/31	66,609
Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2(d) (SOFR30A + 6.000%)
1,054,000	6.050	10/25/41	1,077,506
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
318,531	0.602	07/25/35	226,004
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
384,381	0.902	12/25/35	314,918
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B (1M USD LIBOR + 0.340%)
876	0.442	11/25/36	8,953
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
2,167,761	0.602	08/25/37	1,585,462
CSMC Series 2021-NQM8, Class A1(d)
290,000	1.841	10/25/66	289,760
Fannie Mae Connecticut Avenue Securities Series 2021-R02, Class 2B1(d) (SOFR30A + 3.300%)
1,350,000	3.350	11/25/41	1,357,131
Fannie Mae Connecticut Avenue Securities Series 2021-R02, Class 2B2(d) (SOFR30A + 6.200%)
100,000	6.250	11/25/41	103,246
FHLMC STACR Debt Notes Series 20-HQA5, Class B2(d)(SOFR30A + 7.400%)
410,000	7.450	11/25/50	488,862
FHLMC STACR Debt Notes Series 2015-DNA2, Class M3(1M USD LIBOR + 3.900%)
165,460	4.003	12/25/27	166,438
FHLMC STACR Debt Notes Series 2020-HQA5, Class B1(d)(SOFR30A + 4.000%)
841,000	4.050	11/25/50	878,233
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2(d)(SOFR30A + 2.600%)
344,871	2.650	11/25/50	348,206

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC STACR Debt Notes Series 21-DNA2, Class B2(d)(SOFR30A + 6.000%)
$410,000	6.050%	08/25/33	$ 447,927
FHLMC STACR Debt Notes Trust Series 2016-DNA3, Class M3(1M USD LIBOR + 5.000%)
216,177	5.103	12/25/28	224,792
FHLMC STACR REMIC Series 2019-HQA3, Class B1(d)(1M USD LIBOR + 3.000%)
1,350,000	3.103	09/25/49	1,358,819
FHLMC STACR REMIC Trust Series 2019-DNA3, Class B1(d)(1M USD LIBOR + 3.250%)
1,335,000	3.353	07/25/49	1,352,364
FHLMC STACR REMIC Trust Series 2019-HQA4, Class B1(d)(1M USD LIBOR + 2.950%)
597,000	3.053	11/25/49	600,175
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2(d)(1M USD LIBOR + 1.700%)
1,334,898	1.803	01/25/50	1,338,364
FHLMC STACR REMIC Trust Series 2020-DNA2, Class B1(d)(1M USD LIBOR + 2.500%)
495,000	2.603	02/25/50	495,984
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(d) (1M USD LIBOR + 3.000%)
37,060	3.103	06/25/50	37,112
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(d)(1M USD LIBOR + 6.000%)
1,516,000	6.103	08/25/50	1,594,900
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(d)(1M USD LIBOR + 3.750%)
176,740	3.853	08/25/50	177,768
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(d)(SOFR30A + 4.800%)
2,044,000	4.850	10/25/50	2,162,684
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B2(d)(SOFR30A + 5.650%)
600,000	5.700	12/25/50	628,548
FHLMC STACR REMIC Trust Series 2020-DNA6, Class M2(d)(SOFR30A + 2.000%)
1,270,000	2.050	12/25/50	1,276,070
FHLMC STACR REMIC Trust Series 2020-HQA2, Class B1(d)(1M USD LIBOR + 4.100%)
3,826,645	4.203	03/25/50	3,954,762
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1(d)(1M USD LIBOR + 5.250%)
728,000	5.353	09/25/50	758,029

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(d) (1M USD LIBOR + 3.150%)
$106,275	3.253%	09/25/50	$ 106,655
FHLMC STACR REMIC Trust Series 2021-DNA1, Class B2(d) (SOFR30A + 4.750%)
1,022,000	4.800	01/25/51	1,034,293
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1(d) (SOFR30A + 3.400%)
257,000	3.450	10/25/41	258,569
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B2(d) (SOFR30A + 7.500%)
760,000	7.550	10/25/41	789,917
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(d) (SOFR30A + 2.050%)
890,000	2.100	12/25/33	892,273
FHLMC STACR Debt Notes Series 2021-DNA7, Class B1(d) (SOFR30A + 3.650%)
616,000	3.700	11/25/41	625,716
FHLMC STACR Debt Notes Series 2021-DNA7, Class B2(d) (SOFR30A + 7.800%)
204,000	7.850	11/25/41	214,460
FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
1,998,010	2.353	07/25/30	2,020,397
FNMA Connecticut Avenue Securities Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
119,099	5.353	10/25/23	123,793
FNMA Connecticut Avenue Securities Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
651,896	4.503	01/25/24	675,196
FNMA Connecticut Avenue Securities Series 2014-C02, Class 1M2 (1M USD LIBOR + 2.600%)
473,418	2.703	05/25/24	483,032
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
1,306,349	6.853	08/25/28	1,369,362
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
1,912,203	5.403	10/25/28	1,985,287
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.520%)
2,044,502	0.622	06/25/35	1,851,254
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(d)
1,632,000	2.520	05/25/52	1,632,954

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
London Wall Mortgage Capital PLC Series 2017-FL1, Class A(3M GBP LIBOR + 0.850%)
GBP	2,222,622	0.952%	11/15/49	$ 3,011,522
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
	$1,093,616	0.882	12/25/46	1,036,120
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	172,898	0.932	12/25/46	163,129
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1(1M USD LIBOR + 0.400%)
	814,987	0.502	05/25/47	943,557
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006- AR4, Class A4A(1M USD LIBOR + 0.480%)
	799,167	0.582	12/25/36	757,895
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
	2,109,481	1.082	01/25/46	1,939,555
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1(1M USD LIBOR + 0.540%)
	1,403,091	0.642	02/25/46	910,038
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
	2,457,086	0.882	09/25/46	2,316,525
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2(1M USD LIBOR + 0.410%)
	92,954	0.512	09/25/46	95,679
Verus Securitization Trust Series 2021-8, Class A1(d)
	213,000	1.824	11/25/66	212,873

				56,367,908

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 84,845,470

Commercial Mortgage-Backed Securities – 3.1%
Sequential Fixed Rate – 1.8%
BANK Series 2021-BNK38, Class A5
	$1,050,000	2.521%	12/15/64	$ 1,078,797
BANK Series 2021-BNK38, Class E(d)
	300,000	2.500	12/15/64	239,154
3650R Commercial Mortgage Trust Series 2021-PF1 , Class AS
	1,050,000	2.778	11/15/54	1,067,114
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
	1,797,620	4.697	04/15/45	1,796,797
CSMC Trust Series 2014-USA, Class E(d)
	1,550,000	4.373	09/15/37	1,407,288

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D(d)
$1,100,000	3.000%	07/15/49	$ 1,010,589
BANK Series 2018-BN13, Class D(d)
750,000	3.000	08/15/61	630,988
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(d)
800,000	3.000	09/10/50	749,590
COMM 2017-COR2 Mortgage Trust Series 2019-GC44, Class D(d)
300,000	2.500	08/15/57	258,384
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(d)
756,000	3.250	01/15/60	663,841
BANK Series 2018-BN10, Class D(d)
500,000	2.600	02/15/61	416,657
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(d)
1,200,000	2.500	11/15/52	928,030
BANK Series 2018-BN15, Class D(d)
780,000	3.000	11/15/61	642,423
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(d)
1,000,000	3.000	09/15/50	862,389
JPMBD Commercial Mortgage Trust Series 2017-C7, Class D(d)
660,000	3.000	10/15/50	614,081
Morgan Stanley Capital I Trust Series 2018-L1, Class D(d)
900,000	3.000	10/15/51	766,977
BANK Series 2018-BN14, Class D(d)
500,000	3.000	09/15/60	420,058
Benchmark Mortgage Trust Series 2019-B13, Class D(d)
750,000	2.500	08/15/57	654,011
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(d)
500,000	3.401	03/15/50	456,674
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class D(d)
831,600	2.700	11/15/52	727,347

			15,391,189

Sequential Floating Rate(b) – 1.3%
BX Trust Series 2021-ARIA, Class F(d) (1M USD LIBOR + 2.594%)
2,550,000	2.704	10/15/36	2,547,360
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D(d)
600,000	3.071	12/15/49	532,182
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A(d) (1M USD LIBOR + 1.200%)
1,999,892	1.280	11/25/36	1,998,671

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
	$550,000	3.492%	02/15/50	$ 502,205
CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(d)
	650,000	4.924	11/15/51	650,513
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(d)
	1,100,000	3.218	06/10/50	1,013,947
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D(d)
	1,000,000	3.327	05/10/49	789,498
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
	400,000	4.750	02/10/49	407,546
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D(d)
	817,000	3.041	12/15/59	739,443
Octagon Finance NO 1 DAC, Class A(-1X 3M Euribor + 2.370%)(h)
EUR	843,681	1.809	01/17/23	931,715
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D(d)
	850,000	4.197	11/10/49	781,172

				10,894,252

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 26,285,441

Federal Agencies – 7.4%
FHLMC – 0.1%
	$11,713	5.000%	01/01/33	$ 13,050
	329	5.000	03/01/33	367
	4,717	5.000	04/01/33	5,252
	586	5.000	05/01/33	652
	2,142	5.000	06/01/33	2,385
	14,769	5.000	07/01/33	16,443
	22,232	5.000	08/01/33	24,739
	2,753	5.000	09/01/33	3,057
	4,855	5.000	10/01/33	5,405
	12,614	5.000	11/01/33	14,043
	5,090	5.000	12/01/33	5,666
	4,776	5.000	01/01/34	5,317
	15,116	5.000	02/01/34	16,858
	6,855	5.000	03/01/34	7,691
	14,353	5.000	04/01/34	16,131
	17,493	5.000	05/01/34	19,489
	246,481	5.000	06/01/34	274,705
	5,697	5.000	11/01/34	6,402
	61,245	5.000	04/01/35	68,182
	1,332	5.000	11/01/35	1,482

				507,316

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – 5.1%
$12,879,539	4.500%	12/20/48	$ 13,673,487
5,135,712	5.000	12/20/48	5,490,772
10,107,146	4.500	01/20/49	10,728,613
13,000,000	4.500	TBA-30yr(i)	13,741,306

			43,634,178

UMBS – 0.5%
895	5.000	09/01/22	896
386	5.000	04/01/23	419
475	5.500	05/01/25	475
21,428	4.500	08/01/37	23,669
4,431	4.500	04/01/39	4,867
7,102	4.000	08/01/39	7,740
3,083	4.000	09/01/39	3,360
26,296	4.500	10/01/39	28,836
3,000	4.500	05/01/41	3,290
12,570	4.500	06/01/41	13,783
11,507	4.500	08/01/41	12,653
4,047	4.500	10/01/41	4,437
722	4.500	11/01/42	797
14,568	4.500	12/01/43	15,991
801,039	4.500	11/01/48	857,968
137,473	4.500	01/01/49	147,082
795,186	4.500	06/01/49	851,168
660,422	4.500	06/01/49	706,738
798,077	4.500	08/01/49	854,296
558,955	4.500	01/01/50	598,306

			4,136,771

UMBS, 30 Year, Single Family(i) – 1.7%
13,000,000	5.000	TBA-30yr	14,153,766

TOTAL FEDERAL AGENCIES			$ 62,432,031

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $165,797,799)			$ 173,562,942

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 11.7%
Collateralized Loan Obligations(d) – 10.2%
Apidos CLO XXIII Series 2015-23A, Class AR(b) (3M USD LIBOR + 1.220%)
$4,800,000	1.344%	04/15/33	$ 4,804,037
Barings CLO Ltd. IV Series 2020-4A, Class D1(b) (3M USD LIBOR + 3.700%)
1,000,000	3.832	01/20/32	1,000,380
Cathedral Lake VII Ltd. Series 2021-7RA, Class C(b) (3M USD LIBOR + 2.570%)
750,000	2.694	01/15/32	739,796
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b) (3M USD LIBOR + 4.280%)
1,625,000	4.404	01/15/32	1,625,013
CFIP CLO, Ltd. Series 2017-1A, Class DR(b) (3M USD LIBOR + 3.820%)
2,200,000	3.905	10/18/34	2,146,841
Crown City CLO I Series 2020-1A, Class A1AR(b) (3M USD LIBOR + 1.190%)
2,000,000	1.322	07/20/34	1,998,878
Crown Point CLO 9, Ltd. Series 2020-9A, Class AR(b) (3M USD LIBOR +1.190%)
8,900,000	1.317	07/14/34	8,902,706
Elmwood CLO IV Ltd. Series 2020-1A, Class A(b) (3M USD LIBOR + 1.240%)
9,000,000	1.364	04/15/33	9,004,950
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class B(b) (3M USD LIBOR + 2.950%)
2,400,000	3.082	07/20/31	2,401,447
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1(b) (3M USD LIBOR +1.350%)
9,400,000	1.482	01/20/33	9,402,275
LCCM Trust Series 2021-FL2, Class A(b) (1M USD LIBOR + 1.284%)
1,150,000	1.310	12/13/38	1,149,297
MAN GLG US. Ltd. Series CLO 2021-1A, Class A1(b) (3M USD LIBOR +1.300%)
6,700,000	1.396	07/15/34	6,753,453
Marble Point CLO XIX Ltd. Series 2020-3A, Class D(b) (3M USD LIBOR +3.900%)
1,000,000	4.024	01/19/34	1,004,560
MF1 Trust Series 2021-FL6, Class A(b) (1M USD LIBOR + 1.100%)
1,400,000	1.208	07/16/36	1,397,456

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(d) – (continued)
MidOcean Credit CLO VI Series 2016-6A, Class D1R(b) (3M USD LIBOR + 3.520%)
$1,400,000	3.652%	04/20/33	$ 1,374,965
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
709,926	3.015	07/25/59	726,398
Ocean Trails CLO XI Series 21-11A, Class D(b) (3M USD LIBOR + 3.700%)
3,000,000	3.852	07/20/34	2,948,019
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR(b) (3M USD LIBOR + 3.900%)
1,600,000	4.024	07/15/29	1,580,038
OZLM Ltd. Series 2015-14A, Class CRR(b) (3M USD LIBOR + 3.390%)
2,200,000	3.514	07/15/34	2,144,168
Stellar Jay Ireland DAC Series 2021-1, Class A
2,265,132	3.967	10/15/41	2,249,540
TCW CLO AMR Ltd. Series 2019-1A, Class DR(b) (3M USD LIBOR + 3.670%)
2,300,000	3.825	08/16/34	2,284,486
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR(b) (3M USD LIBOR + 3.720%)
1,400,000	3.842	04/18/36	1,400,008
Tikehau US CLO I Ltd. Series 2021-1A, Class E(b) (3M USD LIBOR + 6.910%)
1,000,000	7.126	01/18/35	955,373
Tralee CLO VII Ltd. Series 2021-7A, Class D(b) (3M USD LIBOR + 3.180%)
2,150,000	3.304	04/25/34	2,078,442
Venture CDO Ltd. Series 2020-39A, Class A1(b) (3M USD LIBOR + 1.280%)
6,200,000	1.404	04/15/33	6,201,786
Voya CLO Ltd. Series 2019-1A, Class AR(b) (3M USD LIBOR + 1.060%)
3,900,000	1.184	04/15/31	3,900,733
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b) (3M USD LIBOR + 1.350%)
6,000,000	1.486	07/28/32	5,993,130

			86,168,175

Home Equity(b) – 0.3%
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
102,459	0.746	03/25/37	102,876
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.340%)
715,681	0.442	11/25/36	195,884

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity(b) – (continued)
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-BC3, Class 2A4 (1M USD LIBOR + 0.260%)
	$247,000	0.362%		05/25/47	$ 224,722
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
	2,690,770	0.532		03/25/37	2,145,327

					2,668,809

Student Loan(b) – 1.2%
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
	9,775,814	1.124		10/25/21	9,791,876

TOTAL ASSET-BACKED SECURITIES (Cost $98,485,717)					$ 98,628,860

Foreign Debt Obligations – 2.4%
Sovereign – 2.4%
Kingdom of Bahrain(d)
	$700,000	5.625%		05/18/34	$ 662,375
Oman Government Bond
	1,110,000	5.375		03/08/27	1,160,394
Perusahaan Penerbit SBSN(d)
	1,020,000	2.550		06/09/31	1,034,025
Republic of Indonesia
	560,000	3.050		03/12/51	553,700
	200,000	3.350		03/12/71	193,500
Republic of Ivory Coast
	530,000	4.875		01/30/32	580,702
	1,990,000	6.125		06/15/33	2,095,470
Republic of Nigeria
	1,030,000	7.875		02/16/32	1,012,026
	590,000	7.696		02/23/38	543,567
Republic of Oman
	1,410,000	4.750		06/15/26	1,447,788
Republic of Qatar
	470,000	3.750	(d)	04/16/30	527,340
	440,000	4.625		06/02/46	553,850
	480,000	4.400	(d)	04/16/50	594,000
Republic of Romania
EUR	1,620,000	3.624	(d)	05/26/30	1,996,530
	230,000	2.000	(d)	01/28/32	242,792

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Romania – (continued)
EUR	200,000	3.375	%(d)	01/28/50	$ 215,063
	120,000	3.375		01/28/50	129,038
	$1,660,000	4.000	(d)	02/14/51	1,655,684
Republic of Turkey
	940,000	4.250		04/14/26	839,420
	700,000	5.250		03/13/30	601,475
	230,000	5.750		05/11/47	186,012
Ukraine Government Bond(d)
EUR	1,550,000	4.375		01/27/30	1,417,033
United Mexican States(c)
	$1,520,000	2.659		05/24/31	1,481,335
	540,000	3.771		05/24/61	497,745

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $20,593,239)					$ 20,220,864

Municipal Debt Obligations – 1.2%
Illinois – 1.2%
Illinois State GO Bonds Build America Series 2010(c)
	$4,470,000	7.350%		07/01/35	$ 5,626,833
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100		06/01/33	4,947,185

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,138,072)					$ 10,574,018

U.S. Treasury Obligations – 21.5%
United States Treasury Bonds
	$47,420,000	3.000	%(j)	02/15/47	$ 57,459,703
	10,000	2.750		11/15/47	11,656
	57,700,000	2.375	(j)	11/15/49	63,451,969
	59,500,000	2.000		02/15/50	60,504,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $182,066,043)					$181,427,391

Shares		Dividend Rate			Value

Investment Company(k) – 12.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	104,231,449	0.026%			$104,231,449
(Cost $104,231,449)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(l) – 1.4%
Commercial Paper – 1.4%
AT&T, Inc.
$6,000,000	0.000%	01/20/22	$ 5,999,200
Enel Finance America LLC
350,000	0.000	02/16/22	349,862
AT&T, Inc
3,000,000	0.000	06/21/22	2,992,661
Enbridge, Inc.
2,500,000	0.000	03/17/22	2,498,063

TOTAL SHORT-TERM INVESTMENTS (Cost $11,839,494)			$ 11,839,786

TOTAL INVESTMENTS – 97.0% (Cost $848,989,645)			$819,158,237

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			24,982,059

NET ASSETS – 100.0%			$844,140,296

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pay-in-kind securities.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $27,895,072 which represents approximately 3.3% of the Fund’s net assets as of December 31, 2021.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated issuer.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PIK	— Payment in Kind
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	50,899,362	USD	36,115,774	03/16/22	$923,430
	CAD	2,839,158	USD	2,202,064	03/16/22	42,043
	CHF	776,911	EUR	748,000	03/16/22	1,383
	CHF	9,407,098	USD	10,234,258	03/16/22	110,178
	CNH	39,227,129	USD	6,107,419	03/16/22	32,520
	CZK	75,855,286	USD	3,349,286	03/16/22	97,193
	EUR	2,046,424	USD	2,313,362	02/10/22	18,374
	EUR	8,241,311	USD	9,333,030	03/16/22	64,496
	GBP	1,273,024	EUR	1,498,845	03/16/22	13,393
	GBP	2,128,942	USD	2,875,221	01/21/22	6,262
	HUF	316,305,600	USD	962,000	03/16/22	5,294
	IDR	19,121,319,032	USD	1,328,146	02/10/22	13,042
	ILS	5,305,988	USD	1,686,952	03/16/22	20,892
	MXN	17,680,300	USD	846,840	01/24/22	13,072
	MXN	35,851,784	USD	1,691,681	03/16/22	35,848
	NOK	47,112,688	USD	5,206,234	03/16/22	135,925
	NZD	1,253,260	EUR	749,288	03/16/22	2,884
	NZD	16,351,720	USD	11,149,461	03/16/22	35,963
	PLN	22,656,999	USD	5,565,073	02/10/22	42,285
	PLN	14,253,541	USD	3,476,092	03/16/22	41,237
	SEK	59,760,078	USD	6,579,108	03/16/22	38,520
	THB	11,630,044	USD	347,799	03/16/22	256
	TRY	27,682,705	USD	1,865,215	03/16/22	94,478
	TRY	15,726,911	USD	1,007,135	06/14/22	32,143
	TWD	72,544,273	USD	2,611,949	01/19/22	8,374
	USD	5,144,261	CAD	6,401,415	01/31/22	83,813
	USD	1,187,952	CLP	977,743,922	02/07/22	46,503
	USD	5,070,993	GBP	3,682,382	01/21/22	86,956
	USD	1,062,455	HUF	345,459,611	03/16/22	6,005
	USD	13,547,622	JPY	1,534,136,803	03/16/22	202,035
	USD	5,075,439	KRW	6,005,779,046	02/10/22	30,472
	USD	2,836,433	MXN	58,012,083	01/24/22	14,915
	USD	3,141,219	NOK	26,198,605	01/25/22	167,682
	USD	902,790	NZD	1,296,333	02/16/22	15,519
	USD	2,577,961	RUB	191,228,274	02/10/22	43,075
	USD	584,469	SEK	5,010,717	01/20/22	29,864
	USD	5,398,831	SEK	48,591,603	03/16/22	17,962
	USD	3,569,000	TRY	34,439,066	06/14/22	1,293,172
	USD	8,971,987	TWD	248,100,090	01/19/22	10,530
	USD	168,348	ZAR	2,704,465	03/16/22	455
	ZAR	25,965,652	USD	1,609,465	03/16/22	2,482

TOTAL						$3,880,925

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,185,048	GBP	640,027	03/16/22	$(3,663)
	AUD	2,044,441	USD	1,513,811	01/31/22	(26,232)
	CAD	8,510,257	USD	6,838,954	01/31/22	(111,424)
	CLP	1,414,210,429	USD	1,752,296	02/07/22	(101,301)
	EUR	3,004,136	CHF	3,140,659	03/16/22	(27,998)
	EUR	1,494,902	CNH	10,901,572	03/16/22	(1,715)
	EUR	746,125	CZK	18,993,742	03/16/22	(12,176)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	EUR	749,726	GBP	643,987	03/16/22	$(16,465)
	EUR	1,139,903	PLN	5,295,524	03/16/22	(6,944)
	JPY	410,005,223	USD	3,619,170	03/16/22	(52,499)
	KRW	3,000,918,874	USD	2,526,962	02/10/22	(6,135)
	MXN	58,873,000	USD	2,878,527	01/24/22	(15,136)
	NOK	9,939,413	USD	1,157,222	01/25/22	(29,101)
	RUB	278,822,413	USD	3,866,787	02/10/22	(170,771)
	SEK	16,704,270	EUR	1,628,949	03/16/22	(7,708)
	TRY	20,343,426	USD	1,555,371	03/16/22	(115,235)
	TRY	18,712,155	USD	1,785,000	06/14/22	(548,449)
	TWD	93,915,584	USD	3,396,994	01/19/22	(4,732)
	USD	4,382,465	AUD	6,037,908	01/31/22	(10,844)
	USD	5,003,650	AUD	7,026,639	03/16/22	(109,598)
	USD	11,031,053	CAD	14,119,176	03/16/22	(128,929)
	USD	436,519	CHF	400,082	03/16/22	(3,428)
	USD	3,374,561	CNH	21,649,555	03/16/22	(14,088)
	USD	7,598,156	EUR	6,721,058	02/10/22	(59,951)
	USD	22,807,140	EUR	20,029,886	03/16/22	(32,838)
	USD	22,955,081	GBP	17,210,833	03/16/22	(332,768)
	USD	3,149,106	ILS	9,956,843	03/16/22	(55,715)
	USD	2,536,595	INR	193,488,914	01/18/22	(55,494)
	USD	1,633,980	MXN	35,255,269	03/16/22	(64,806)
	USD	3,760,724	NOK	34,085,411	03/16/22	(104,258)
	USD	3,465,598	NZD	5,134,418	03/16/22	(46,609)
	USD	5,339,346	PLN	21,738,000	02/10/22	(40,570)
	USD	869,768	PLN	3,567,528	03/16/22	(10,586)
	USD	1,753,558	RUB	132,948,885	02/10/22	(8,787)
	USD	3,952,444	SEK	35,882,657	03/16/22	(21,079)
	USD	4,218,380	TRY	63,368,759	03/16/22	(267,573)
	USD	1,780,421	TWD	49,607,877	01/19/22	(11,432)
	USD	1,764,522	ZAR	28,841,768	02/03/22	(36,752)
	ZAR	29,154,868	USD	1,838,607	01/24/22	(15,422)
	ZAR	16,835,189	USD	1,091,480	02/03/22	(40,061)

TOTAL						$(2,729,272)

FORWARD SALES CONTRACTS — At December 31, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family
(Proceeds Receivable: $(36,677,813))	2.500%	TBA-30yr	07/25/21	$(36,000,000)	$(36,759,391)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	2,354	03/22/22	$307,123,437	$2,095,429

Short position contracts:
Ultra Long U.S. Treasury Bonds	(978)	03/22/22	(192,788,250)	(3,392,793)
Ultra 10 Year U.S. Treasury Notes	(643)	03/22/22	(94,159,312)	(1,258,179)
2 Year U.S. Treasury Notes	(350)	03/31/22	(76,360,157)	77,135
5 Year U.S. Treasury Notes	(1,282)	03/31/22	(155,091,954)	(78,573)
20 Year U.S. Treasury Bonds	(29)	03/22/22	$(4,652,687)	(9,261)

Total				$(4,661,671)

TOTAL FUTURES CONTRACTS				$(2,566,242)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	0.500%(b)	09/15/22	NZD	675,090	(c)	$(2,585,546)	$(3,787,916)	$1,202,370
3M NZDOR(a)	1.250(b)	12/15/22		28,120	(c)	(72,118)	(29,670)	(42,448)
1M BID Avg(d)	10.565(d)	01/02/23	BRL	8,080	(c)	(8,411)	—	(8,411)
1M BID Avg(d)	12.400(d)	01/02/23		25,920	(c)	48,819	(1,384)	50,203
5.800%(d)	1M BID Avg(d)	01/02/23		67,660	(c)	537,040	39,295	497,745
1M BID Avg(e)	7.200(e)	01/02/23		73,250	(c)	(463,809)	4,546	(468,355)
3M AUDOR(a)	0.190(a)	02/22/23	AUD	270,990	(c)	(658,017)	(3,999,911)	3,341,894
3M CNY(a)	2.500(a)	09/15/23	CNY	243,960	(c)	192,021	135,093	56,928
12M EURO(e)	(0.250)(e)	11/03/23	EUR	356,590	(c)	365,867	381,668	(15,801)
0.500(f)	12M SOFR(f)	12/15/23		$57,000	(c)	236,574	157,715	78,859
1.000(b)	3M CDOR(b)	12/15/23	CAD	36,230	(c)	273,062	(36,598)	309,660
11.814(d)	1M BID Avg(d)	01/02/24	BRL	5,025	(c)	(14,401)	—	(14,401)
11.905(d)	1M BID Avg(d)	01/02/24		5,200	(c)	(15,388)	—	(15,388)
12.185(d)	1M BID Avg(d)	01/02/24		6,825	(c)	(25,813)	—	(25,813)
7.200(d)	Mexico IB TIIE 28D(d)	03/13/24	MXN	419,120	(c)	129,174	6,024	123,150
3M STIBOR(a)	0.500(f)	03/16/24	SEK	561,450	(c)	142,329	134,915	7,414
1.500(a)	3M KWCDC(a)	03/16/24	KRW	16,221,740	(c)	90,266	44,024	46,242
0.250(f)	12M SOFR(f)	03/16/24		$40,430	(c)	504,077	392,473	111,604
3M JIBAR(a)	5.650(a)	03/16/24	ZAR	139,315	(c)	(2,507)	(1,632)	(875)
0.000(f)	6M EURO(b)	03/16/24	EUR	2,400	(c)	14,623	11,678	2,945
3.150(f)	6M WIBOR(b)	03/16/24	PLN	28,212	(c)	131,579	5,140	126,439
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$522,840	(c)	120,044	175,496	(55,452)
6M EURO(f)	(0.295)(f)	12/09/24	EUR	77,190	(c)	(186,263)	24,735	(210,998)
0.000(f)	6M EURO(b)	03/16/25		5,670	(c)	30,523	11,036	19,487
6M CDOR(b)	1.560(b)	08/22/25	CAD	81,640	(c)	(696,362)	37,738	(734,100)
3M CNY(a)	2.750(a)	09/15/26	CNY	69,990	(c)	189,048	67,439	121,609
12M EURO(f)	(0.175)(f)	12/09/26	EUR	54,590	(c)	—	—	—
0.175(f)	12M EURO(f)	12/09/26		169,640	(c)	839,172	20,411	818,761
3M CNY(a)	2.500(a)	12/15/26	CNY	24,620	(c)	23,671	(24,595)	48,266
7.400(g)	Mexico IB TIIE 28D(g)	03/10/27	MXN	192,250	(c)	38,124	(50,041)	88,165
12M CHFOR(f)	(0.250)(f)	03/16/27	CHF	7,540	(c)	(25,971)	(14,867)	(11,104)
3M STIBOR(a)	0.750(f)	03/16/27	SEK	453,380	(c)	(34,083)	303,891	(337,974)
6M AUDOR(b)	1.250(b)	03/16/27	AUD	288,120	(c)	(5,039,725)	(4,942,112)	(97,613)
3M NZDOR(a)	2.750(b)	03/16/27	NZD	71,360	(c)	286,791	315,254	(28,463)
1.000(f)	12M SOFR(f)	03/16/27		$90,670	(c)	756,877	621,441	135,436
2.000(f)	6M NIBOR(b)	03/16/27	NOK	210,850	(c)	(101,037)	(202,166)	101,129
1.750(b)	3M CDOR(b)	03/16/27	CAD	66,440	(c)	301,565	427,918	(126,353)
0.000(f)	6M EURO(f)	03/16/27	EUR	64,810	(c)	752,479	345,907	406,572
0.500(f)	6M GBP(f)	03/16/27	GBP	69,150	(c)	2,596,239	1,774,905	821,334
0.000(f)	12M JYOR(f)	03/16/27	JPY	13,728,200	(c)	(58,741)	(194,502)	135,761
3.250(f)	6M WIBOR(b)	03/16/27	PLN	29,825	(c)	184,926	98,241	86,685
6M EURO(b)	0.200(f)	11/03/27	EUR	26,850	(c)	48,085	(549,963)	598,048
0.000(f)	12M EURO(f)	11/03/27		83,110	(c)	(266,670)	(597,411)	330,741
0.015(f)	6M EURO(b)	12/13/27		4,500	(c)	44,245	29,317	14,928
1.680(b)	3M CDOR(b)	08/22/28	CAD	64,790	(c)	754,836	(65,954)	820,790
6M EURO(b)	1.250%(f)	12/19/28	EUR	2,630	(c)	(550)	—	(550)
1.250%(f)	6M EURO(b)	12/19/28		2,630	(c)	(236,418)	(54,619)	(181,799)
0.000(f)	6M EURO(b)	03/16/29		970	(c)	12,891	(465)	13,356
2.130(f)	6M NIBOR(b)	05/11/31	NOK	269,650	(c)	(239,342)	(654,587)	415,245
1.750(a)	3M KWCDC(a)	09/15/31	KRW	4,949,610	(c)	38,397	135,525	(97,128)
3M NZDOR(a)	3.000(b)	09/16/31	NZD	19,280	(c)	146,583	122,629	23,954
12M SOFR(f)	1.530(f)	09/22/31		$50,730	(c)	33,137	6,308	26,829
3M CDOR(b)	2.500(b)	10/14/31	CAD	31,620	(c)	429,322	146,913	282,409
6M EURO(b)	0.500(f)	11/26/31	EUR	81,360	(c)	(358,963)	570,580	(929,543)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M EURO(f)	0.140%(f)	12/09/31	EUR	30,350	(c)	$(370,213)	$(1,311)	$(368,902)
7.400%(g)	Mexico IB TIIE 28D(g)	03/03/32	MXN	48,320	(c)	30,488	(6,592)	37,080
12M CHFOR(f)	0.250(f)	03/16/32	CHF	20,080	(c)	308,289	291,405	16,884
6M EURO(b)	0.250(f)	03/16/32	EUR	14,150	(c)	(133,645)	28,748	(162,393)
3M STIBOR(a)	1.000(f)	03/16/32	SEK	310,080	(c)	(1,939)	546,636	(548,575)
12M SOFR(f)	1.500(f)	03/16/32	$	27,640	(c)	401,366	539,970	(138,604)
6M NIBOR(b)	2.000(f)	03/16/32	NOK	63,840	(c)	51,011	190,701	(139,690)
6M AUDOR(b)	2.000(b)	03/16/32	AUD	37,930	(c)	(87,176)	28,000	(115,176)
1.500(f)	12M SOFR(f)	03/16/32	$	12,980	(c)	(188,485)	(159,692)	(28,793)
2.750(b)	3M NZDOR(a)	03/16/32	NZD	22,700	(c)	(94,481)	(176,216)	81,735
2.000(b)	3M CDOR(b)	03/16/32	CAD	39,110	(c)	19,308	58,468	(39,160)
0.250(f)	6M EURO(b)	03/16/32	EUR	48,640	(c)	459,399	185,335	274,064
0.750(f)	12M GBP(f)	03/16/32	GBP	49,950	(c)	1,359,775	(20,397)	1,380,172
0.000(f)	12M JYOR(f)	03/16/32	JPY	1,793,340	(c)	131,227	70,379	60,848
3.100(f)	6M WIBOR(b)	03/16/32	PLN	19,600	(c)	192,156	(9,455)	201,611
3M JIBAR(a)	7.600(a)	03/16/32	ZAR	53,100	(c)	13,120	2,495	10,625
6M EURO(b)	0.500(f)	03/17/32	EUR	61,710	(c)	(382,000)	57,576	(439,576)
3M STIBOR(a)	1.000(f)	03/17/32	SEK	86,340	(c)	(111,646)	(68,629)	(43,017)
6M AUDOR(b)	2.000(b)	03/17/32	AUD	8,300	(c)	(92,915)	(449,734)	356,819
1.500(f)	12M SOFR(f)	03/17/32	$	37,500	(c)	63,859	26,690	37,169
2.000(b)	3M CDOR(b)	03/17/32	CAD	15,550	(c)	84,756	65,759	18,997
1.000(f)	12M GBP(f)	03/17/32	GBP	22,360	(c)	(214,467)	(1,065,251)	850,784
3M CDOR(b)	2.100(b)	12/18/33	CAD	18,020	(c)	(56,431)	90,217	(146,648)
1.630(f)	12M SOFR(f)	09/22/36	$	60,960	(c)	128,211	19,580	108,631
6M EURO(b)	0.720(f)	12/02/36	EUR	32,430	(c)	(291,318)	127,321	(418,639)
0.750(f)	6M EURO(b)	11/26/41		41,550	(c)	252,593	(813,808)	1,066,401
0.531(f)	6M EURO(b)	12/02/41		67,600	(c)	698,882	(263,796)	962,678
0.500(f)	6M EURO(b)	03/16/42		740	(c)	9,708	(27,405)	37,113
6M EURO(b)	0.257(f)	12/02/46		35,260	(c)	(337,920)	131,905	(469,825)
3M CDOR(b)	2.250(b)	12/15/51	CAD	15,450	(c)	454,621	(36,994)	491,615
1.750(f)	12M SOFR(f)	03/16/52	$	12,880	(c)	(905,249)	(1,198,479)	293,230

TOTAL						$593,135	$(10,496,712)	$11,089,847

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.
(d)	Payments made monthly.
(e)	Payments made at maturity.
(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	3.952%	MS & Co. Int. PLC	11/18/54	$4,100	$(191,718)	$(916,940)	$725,222
Markit CMBX Series 10	3.000	5.156	MS & Co. Int. PLC	11/17/59	5,900	(522,949)	(942,545)	419,596
Markit CMBX Series 8	3.000	8.605	Signature Bank NY	10/17/57	5,500	(742,730)	(1,130,054)	387,324
Markit CMBX Series 11	3.000	3.952	Signature Bank NY	11/18/54	2,400	(112,225)	(272,848)	160,623
Markit CMBX Series 8	3.000	8.605	MS & Co. Int. PLC	10/17/57	600	(81,025)	(93,282)	12,257

TOTAL						$(1,650,647)	$(3,355,669)	$1,705,022

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Republic of Italy	1.000%	1.867%	12/20/26	$53,010	$(2,108,360)	$(1,756,278)	$(352,082)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.302	12/20/24	3,250	68,279	25,797	42,482
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.396	12/20/25	2,880	69,265	38,346	30,919
Republic of Chile, 3.875%, 08/05/20	1.000	0.543	12/20/25	2,380	43,348	51,100	(7,752)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.367	06/20/24	8,760	139,937	28,220	111,717
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.439	12/20/25	2,370	52,873	60,710	(7,837)
Russian Federation, 7.500%, 03/31/30	1.000	1.243	12/20/26	230	(2,594)	1,503	(4,097)
State of Qatar, 9.750%, 06/15/30	1.000	0.217	06/20/24	1,330	26,255	14,277	11,978
State of Qatar, 9.750%, 06/15/30	1.000	0.243	12/20/24	520	11,864	6,526	5,338

TOTAL					$(1,699,133)	$(1,529,799)	$(169,334)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
9M IRS	UBS AG (London)	1.160%	10/11/2022	69,630,000	$69,630,000	$223,056	$272,833	$(49,777)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	45,500,000	45,500,000	73,637	460,526	(386,889)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	34,800,000	34,800,000	84,234	310,504	(226,270)
6M IRS	Citibank NA	0.605	01/07/2022	56,260,000	56,260,000	6	163,016	(163,010)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	68,670,000	68,670,000	16,907	133,652	(116,745)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	52,550,000	52,550,000	12,227	100,395	(88,168)
1Y IRS	Citibank NA	0.459	10/10/2022	57,570,000	57,570,000	25,925	125,849	(99,924)
1Y IRS	Citibank NA	0.420	10/10/2022	63,020,000	63,020,000	25,292	136,424	(111,132)
6M IRS	Citibank NA	0.465	02/22/2022	57,790,000	57,790,000	1,676	73,584	(71,908)
1Y IRS	Citibank NA MS & Co.	0.516	11/15/2022	63,450,000	63,450,000	38,587	148,996	(110,409)
1Y IRS	Int. PLC	0.544	11/16/2022	57,770,000	57,770,000	38,229	136,047	(97,818)
6M IRS	Citibank NA	0.855	03/23/2022	56,470,000	56,470,000	30,850	257,189	(226,339)

				683,480,000	$683,480,000	$570,626	$2,319,015	$(1,748,389)

Puts
6M IRS	Barclays Bank PLC	0.368	05/26/2022	1,518,600,000	1,518,600,000	118,166	85,114	33,052

Total purchased option contracts				2,202,080,000	$2,202,080,000	$688,792	$2,404,129	$(1,715,337)

Written option contracts
Calls
9M IRS	UBS AG (London)	0.850	10/11/2022	(7,320,000)	(7,320,000)	(213,903)	(297,511)	83,608
1Y IRS	Citibank NA	0.015	12/09/2022	(26,030,000)	(26,030,000)	(208,294)	(361,628)	153,334
1Y IRS	Citibank NA	1.252	12/13/2022	(43,400,000)	(43,400,000)	(110,661)	(136,059)	25,398
1Y IRS	Citibank NA	1.255	12/13/2022	(62,200,000)	(62,200,000)	(159,605)	(196,241)	36,636
1M IRS	Citibank NA	0.115	01/13/2022	(20,980,000)	(20,980,000)	(3,330)	(143,233)	139,903
1M IRS	Deutsche Bank AG (London)	1.265	01/13/2022	(24,610,000)	(24,610,000)	(84,009)	(212,261)	128,252
1Y IRS	Deutsche Bank AG (London)	0.223	11/01/2022	(12,780,000)	(12,780,000)	(185,311)	(214,298)	28,987
1Y IRS	JPMorgan Securities, Inc.	0.130	11/01/2022	(14,380,000)	(14,380,000)	(161,059)	(267,808)	106,749
1Y IRS	UBS AG (London)	0.130	11/01/2022	(43,110,000)	(43,110,000)	(482,841)	(731,391)	248,550
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(8,800,000)	(8,800,000)	(138,437)	(457,091)	318,654
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(18,330,000)	(18,330,000)	(171,276)	(310,404)	139,128
6M IRS	Citibank NA	1.124	01/07/2022	(18,250,000)	(18,250,000)	(7)	(162,806)	162,799
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(7,090,000)	(7,090,000)	(64,647)	(133,722)	69,075
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(5,420,000)	(5,420,000)	(44,537)	(100,336)	55,799
1Y IRS	Citibank NA	0.425	10/10/2022	(5,890,000)	(5,890,000)	(65,359)	(125,861)	60,502
1Y IRS	Citibank NA	0.379	10/10/2022	(6,500,000)	(6,500,000)	(64,252)	(136,510)	72,258
6M IRS	Citibank NA	0.849	02/22/2022	(18,250,000)	(18,250,000)	(1,962)	(73,589)	71,627
1Y IRS	Citibank NA	1.296	12/15/2022	(45,600,000)	(45,600,000)	(126,262)	(142,956)	16,694
1M IRS	Citibank NA	0.137	01/20/2022	(21,470,000)	(21,470,000)	(11,107)	(135,719)	124,612
1M IRS	MS & Co. Int. PLC	1.300	01/24/2022	(24,610,000)	(24,610,000)	(138,387)	(218,106)	79,719
1M IRS	MS & Co. Int. PLC	1.370	01/31/2022	(24,610,000)	(24,610,000)	(247,075)	(219,337)	(27,738)
1M IRS	JPMorgan Securities, Inc.	0.308	01/31/2022	(21,440,000)	(21,440,000)	(149,705)	(166,090)	16,385
1Y IRS	Citibank NA	0.553	11/15/2022	(6,550,000)	(6,550,000)	(111,351)	(148,881)	37,530

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1Y IRS	MS & Co. Int. PLC	0.599%	11/16/2022	(5,970,000)	$(5,970,000)	$(112,822)	$(136,081)	$23,259
6M IRS	Citibank NA	1.406	03/23/2022	(18,340,000)	(18,340,000)	(115,608)	(257,184)	141,576
1Y IRS	Citibank NA	1.290	12/12/2022	(148,000,000)	(148,000,000)	(408,420)	(473,600)	65,180
1Y IRS	BNP Paribas SA	0.223	11/01/2022	(15,480,000)	(15,480,000)	(224,461)	(256,817)	32,356
1Y IRS	BNP Paribas SA	0.130	11/01/2022	(50,100,000)	(50,100,000)	(561,130)	(759,398)	198,268
3M IRS	BNP Paribas SA	0.082	03/16/2022	(54,730,000)	(54,730,000)	(116,832)	(330,878)	214,046
1M IRS	JPMorgan Securities, Inc.	0.178	01/06/2022	(20,980,000)	(20,980,000)	(1,555)	(178,978)	177,423
1M IRS	Morgan Stanley & Co.	1.283	01/06/2022	(24,610,000)	(24,610,000)	(57,767)	(239,947)	182,180

				(825,830,000)	$(825,830,000)	$(4,541,972)	$(7,724,721)	$3,182,749

Puts
1Y IRS	Citibank NA	0.015	12/09/2022	(26,030,000)	(26,030,000)	(466,158)	(357,019)	(109,139)
1Y IRS	Citibank NA	1.252	12/13/2022	(43,400,000)	(43,400,000)	(138,090)	(136,059)	(2,031)
1Y IRS	Citibank NA	1.255	12/13/2022	(62,200,000)	(62,200,000)	(197,062)	(196,241)	(821)
1M IRS	Citibank NA	0.115	01/13/2022	(20,980,000)	(20,980,000)	(473,011)	(143,233)	(329,778)
1M IRS	Deutsche Bank AG (London)	1.265	01/13/2022	(24,610,000)	(24,610,000)	(215,539)	(212,261)	(3,278)
1Y IRS	Deutsche Bank AG (London)	0.223	11/01/2022	(12,780,000)	(12,780,000)	(145,929)	(214,298)	68,369
1Y IRS	JPMorgan Securities, Inc.	0.130	11/01/2022	(14,380,000)	(14,380,000)	(193,527)	(134,736)	(58,791)
1Y IRS	UBS AG (London)	0.130	11/01/2022	(43,110,000)	(43,110,000)	(580,179)	(400,048)	(180,131)
1Y IRS	BNP Paribas SA	0.107	05/26/2022	(26,750,000)	(26,750,000)	(395,097)	(272,661)	(122,436)
1Y IRS	Citibank NA	1.296	12/15/2022	(45,600,000)	(45,600,000)	(138,492)	(142,956)	4,464
1M IRS	Citibank NA	0.137	01/20/2022	(21,470,000)	(21,470,000)	(444,453)	(135,719)	(308,734)
1M IRS	JPMorgan Securities, Inc.	0.308	01/31/2022	(21,440,000)	(21,440,000)	(170,998)	(166,090)	(4,908)
1M IRS	MS & Co. Int. PLC	1.300	01/24/2022	(24,610,000)	(24,610,000)	(226,476)	(218,106)	(8,370)
1M IRS	MS & Co. Int. PLC	1.370	01/31/2022	(24,610,000)	(24,610,000)	(179,013)	(219,337)	40,324
1Y IRS	Citibank NA	1.290	12/12/2022	(148,000,000)	(148,000,000)	(443,748)	(473,600)	29,852
1Y IRS	BNP Paribas SA	0.223	11/01/2022	(15,480,000)	(15,480,000)	(176,760)	(244,839)	68,079
1Y IRS	BNP Paribas SA	0.130	11/01/2022	(50,100,000)	(50,100,000)	(674,250)	(649,504)	(24,746)
3M IRS	BNP Paribas SA	0.082	03/16/2022	(54,730,000)	(54,730,000)	(567,645)	(326,024)	(241,621)
1M IRS	JPMorgan Securities, Inc.	0.178	01/06/2022	(20,980,000)	(20,980,000)	(313,472)	(178,978)	(134,494)
1M IRS	Morgan Stanley & Co.	1.283	01/06/2022	(24,610,000)	(24,610,000)	(139,888)	(239,947)	100,059

				(725,870,000)	$(725,870,000)	$(6,279,787)	$(5,061,656)	$(1,218,131)

Total written option contracts				(1,551,700,000)	$(1,551,700,000)	$(10,821,759)	$(12,786,377)	$1,964,618

TOTAL				650,380,000	$650,380,000	$(10,132,967)	$(10,382,248)	$249,281

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls - 0.0%
Call USD/Put ZAR	JPMorgan Securities, Inc.	$16.450	01/20/2022	3,375,000	$3,375,000	$17,617	$20,486	$(2,869)

Total purchased option contracts				3,375,000	$3,375,000	$17,617	$20,486	$(2,869)

Written option contracts
Puts - 0.0%
Put USD/Call ZAR	JPMorgan Securities, Inc.	15.450	01/20/2022	(3,375,000)	(3,375,000)	(9,200)	(22,140)	12,940

Total written option contracts				(3,375,000)	$(3,375,000)	$(9,200)	$(22,140)	$12,940

TOTAL				—	$—	$8,417	$(1,654)	$10,071

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Years Interest Rate Swaptions
3Y IRS	— 3 Years Interest Rate Swaptions
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in Ýetermining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income, Long Short Credit Strategies and Strategic Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securitiesÜontaining unique attributes may be classified as Level 2.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, whereÚvailable. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security . Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what they believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2021:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$223,927,696	$—
Mortgage-Backed Obligations	—	146,607,028	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	98,560,200	2,996,854	—
Asset-Backed Securities	—	51,361,967	—
Foreign Debt Obligations	—	6,878,963	—
Municipal Debt Obligations	—	5,277,412	—
Investment Company	7,425,342	—	—

Total	$105,985,542	$437,049,920	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(7,236,094)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,958,102	$—
Futures Contracts(a)	431,375	—	—
Interest Rate Swap Contracts(a)	—	3,111,338	—
Credit Default Swap Contracts(a)	—	549,498	—
Purchased Option Contracts	—	158,114	—

Total	$431,375	$5,777,052	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,482,816)	$—
Futures Contracts(a)	(381,732)	—	—
Interest Rate Swap Contracts(a)	—	(973,746)	—
Credit Default Swap Contracts(a)	—	(44,479)	—
Written Option Contracts	—	(1,371,373)	—

Total	$(381,732)	$(3,872,414)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$783,392,418	$—
Foreign Debt Obligations	—	17,977,273	—
Asset-Backed Securities	—	117,769,132	—
Mortgage-Backed Obligations	—	489,675,331	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	677,416,487	34,159,948	—
Municipal Debt Obligations	—	26,872,107	—
Investment Company	46,618,209	—	—
Short-term Investments	—	35,796,727	—

Total	$724,034,696	$1,505,642,936	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(56,406,761)	$—

Total	$—	$(56,406,761)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$156,510	$—
Futures Contracts(a)	2,661,956	—	—
Interest Rate Swap Contracts(a)	—	3,621,302	—
Credit Default Swap Contracts(a)	—	3,220,585	—
Options Purchased	—	262,085	—

Total	$2,661,956	$7,260,482	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(62,655)	$—
Futures Contracts(a)	(4,862,834)	—	—
Interest Rate Swap Contracts(a)	—	(1,235,134)	—
Credit Default Swap Contracts(a)	—	(252,959)	—
Written option contracts	—	(2,853,101)	—

Total	$(4,862,834)	$(4,403,849)	$—

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Sovereign Debt Obligations	$135,015,309	$99,161,659	$—
Corporate Obligations	—	252,737,515	—
Asset-Backed Securities	—	42,454,173	—
Mortgage-Backed Obligations	—	75,298,040	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	30,388,558	1,662,929	—
Structured Note	—	1,133,203	—
Investment Company	32,077,614	—	—

Total	$197,481,481	$472,447,519	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,104,622)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,977,115	$—
Futures Contracts(a)	753,439	—	—
Interest Rate Swap Contracts(a)	—	3,477,187	—
Credit Default Swap Contracts(a)	—	773,304	—
Purchased Option Contracts	—	444,528	—

Total	$753,439	$7,672,134	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,934,112)	$—
Futures Contracts(a)	(841,439)	—	—
Interest Rate Swap Contracts(a)	—	(1,603,799)	—
Credit Default Swap Contracts(a)	—	(16,734)	—
Written Option Contracts	—	(949,243)	—

Total	$(841,439)	$(5,503,888)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$12,007,225	$74,250
Corporate Obligations	—	72,886,623	—
Mortgage-Backed Obligations	—	2,889,377	—
Asset-Backed Securities	—	3,059,065	—
Foreign Debt Obligations	—	11,698,313	—
U.S. Treasury Obligations	2,174,600	—	—
Common Stock and/or Other Equity Investments
North America	65,764	—	—
Investment Company	976,019	—	—

Total	$3,216,383	$102,540,603	$74,250

Liabilities
Fixed Income
Unfunded Loan Commitment	$—	$(22)	$—

Derivative Type
Assets(a)
Futures Contracts	$41,417	$—	$—
Interest Rate Swap Contracts	—	67,985	—
Credit Default Swap Contracts	—	182,807	—

Total	$41,417	$250,792	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(53,910)	$—
Futures Contracts	(16,620)	—	—

Total	$(16,620)	$(53,910)	$—

LONG-SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$38,064,062	$563,772
Other Secured Debt Obligations	—	16,973,753	—
Unsecured Debt Obligations	—	72,004,104	—
Unfunded Loan Committment	—	63	—
Common Stock and/or Other Equity Investments
North America	—	697,764	—
Investment Company	4,323,380	—	—

Total	$4,323,380	$127,739,746	$563,772

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$24,798	$—

Total	$—	$24,798	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,420)	$—
Interest Rate Swap Contracts	—	(36,531)	—

Total	$—	$(37,951)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$26,571,608	$—
Corporate Obligations	—	192,101,319	—
Mortgage-Backed Obligations	—	172,631,227	931,715
Asset-Backed Securities	—	98,628,860	—
Foreign Debt Obligations	—	20,220,864	—
Municipal Debt Obligations	—	10,574,018	—
U.S. Treasury Obligations	181,427,391	—	—
Investment Company	104,231,449	—	—
Short-term Investments	—	11,839,786	—

Total	$285,658,840	$532,567,682	$931,715

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(36,759,391)	$—

Total	$—	$(36,759,391)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,880,925	$—
Futures Contracts(a)	2,172,564	—	—
Interest Rate Swap Contracts(a)	—	17,551,414	—
Credit Default Swap Contracts(a)	—	1,907,456	—
Options Purchased	—	706,409	—

Total	$2,172,564	$24,046,204	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,729,272)	$—
Futures Contracts(a)	(4,738,806)	—	—
Interest Rate Swap Contracts(a)	—	(6,461,567)	—
Credit Default Swap Contracts(a)	—	(371,768)	—
Written option contracts	—	(10,830,959)	—

Total	$(4,738,806)	$(20,393,566)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk— When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than shortterm fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchangetraded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment.Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults.With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.